UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – October 31, 2011

Item 1: Reports to Shareholders

Annual Report | October 31, 2011

Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

> For the 12 months ended October 31, 2011, Vanguard Tax-Exempt Money Market Fund returned 0.09%, as the Federal Reserve extended its low-interest-rate policy for short-term assets until at least 2013.

> Total returns for Vanguard’s municipal bond funds ranged from 0.92% for Investor Shares of the Short-Term Tax-Exempt Fund to 3.43% for Admiral Shares of the Intermediate-Term Tax-Exempt Fund.

> Governments at both the state and local levels continued to take a hard look at their cost structures as they wrestled with reduced revenue and increased demand for support services as a consequence of the recession.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	8
Short-Term Tax-Exempt Fund	35
Limited-Term Tax-Exempt Fund	42
Intermediate-Term Tax-Exempt Fund	50
Long-Term Tax-Exempt Fund	57
High-Yield Tax-Exempt Fund	64
About Your Fund’s Expenses	72
Glossary	74

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Returns	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.09%	0.09%	0.00%	0.02%	0.03%
Short-Term
Investor Shares	VWSTX	0.92	1.23	–0.31	0.51	0.78
AdmiralTM Shares[3]	VWSUX	1.00	1.31	–0.31	0.59	0.91
Limited-Term
Investor Shares	VMLTX	1.53	2.25	–0.72	1.04	1.60
Admiral Shares[3]	VMLUX	1.61	2.33	–0.72	1.12	1.72
Intermediate-Term
Investor Shares	VWITX	3.35	3.71	–0.36	2.55	3.92
Admiral Shares[3]	VWIUX	3.43	3.79	–0.36	2.63	4.05
Long-Term
Investor Shares	VWLTX	3.29	4.36	–1.07	3.23	4.97
Admiral Shares[3]	VWLUX	3.37	4.44	–1.07	3.31	5.09
High-Yield
Investor Shares	VWAHX	3.26	4.57	–1.31	3.70	5.69
Admiral Shares[3]	VWALX	3.34	4.65	–1.31	3.78	5.82

Your Fund’s Performance at a Glance
October 31, 2010–October 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
Vanguard Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.001	$0.000
Short-Term
Investor Shares	15.95	15.90	0.196	0.000
Admiral Shares	15.95	15.90	0.209	0.000
Limited-Term
Investor Shares	11.15	11.07	0.247	0.000
Admiral Shares	11.15	11.07	0.256	0.000
Intermediate-Term
Investor Shares	13.80	13.75	0.494	0.000
Admiral Shares	13.80	13.75	0.505	0.000
Long-Term
Investor Shares	11.25	11.13	0.468	0.000
Admiral Shares	11.25	11.13	0.477	0.000
High-Yield
Investor Shares	10.67	10.53	0.465	0.000
Admiral Shares	10.67	10.53	0.473	0.000

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

The municipal bond market regained its footing after experiencing turbulence in the opening three months of the fiscal year ended October 31, 2011. All of the Vanguard Municipal Bond Funds produced positive returns for the 12 months, as high levels of income offset price declines. The returns for all but one of the funds exceeded the average returns of competing funds.

As I noted in my semiannual report to you six months ago, a confluence of negative events influenced the municipal bond market at the start of the year. Especially prominent were concerns that the fiscal straits of state and local governments might lead to large-scale defaults. Thankfully, that hasn’t happened—and in our view isn’t likely to—although the muni market is likely to continue to struggle for some time. State and local governments typically recover more slowly than the broader economy after a national slump, and in this instance they are coping with a fiscal body blow from the worst recession since the Great Depression.

There are some hopeful signs for the sector. Governments are closely reexamining their cost structures. Tax revenue has continued to recover, although receipts are far from adequate. The low levels of interest rates has made it more affordable for state and local governments to borrow even as they more carefully chose which projects to finance given their restricted budgets. Of course, in assessing the health of bond issuers, there is no substitute for the constant review and analysis of issuers’ finances that is provided by our staff of highly experienced credit analysts.

By the end of the fiscal year, SEC yields for the Vanguard Municipal Bond Funds were at about the same level as where they began, but only after rising significantly earlier in the year in response to market strains. The yield of the Tax-Exempt Money Market Fund continued to be affected by the Federal Reserve’s decision to keep its target for short-term interest rates near zero, a policy that has pushed money market fund yields (taxable and tax-exempt) to record lows. In August, the Fed said it planned to maintain that level until at least mid-2013.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2011
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad tax-exempt market)	3.78	8.31	4.80
Citigroup 3-Month Treasury Bill Index	0.10	0.15	1.53

Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	–4.66	12.92	–0.37

CPI
Consumer Price Index	3.53%	1.49%	2.33%

2

Unsteady yields reflected fast-changing sentiment
Taxable bonds produced strong returns during the 12 months, and municipal bonds turned in solid but unspectacular results. The yield of the 10-year U.S. Treasury note—a benchmark for longer- term interest rates—began the period at 2.61%. Yields drifted higher (and prices lower) as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a credit-rating agency’s decision to downgrade U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%.

A positive finish to an anxious 12 months
U.S. stock indexes ended the 12 months with solid returns, though the gains were shadowed by anxiety in a volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Volatility has been a theme in international markets, too. International stock markets returned a combined –4.66% as stock prices retreated in Europe. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated.

After a difficult start, municipal bonds rallied
The sharp change in the market for municipal bonds during the fiscal year can be seen by looking at its performance during the first fiscal quarter, from November 2010 to January 2011, and since then.

The Barclays Capital Municipal Bond Index declined about 5% during the beginning three months. This was attributed to, among other possibilities, fears of widespread muni bond defaults, a rallying stock market, signs of a strengthening economy, rising interest rates, and the expiration of a popular subsidized taxable muni bond program. Even though the municipal market rose by almost 9% in the succeeding nine months, it couldn’t entirely shake off the earlier results and returned about 4% for the full fiscal year.

During this period, the Vanguard funds continued their strategy of investing in higher-quality municipal bonds, concentrating on essential-service bonds (because of their relatively stable revenue streams from, for example, electric, water, and sewer facilities). The funds’ advisor—Vanguard Fixed Income Group—also selectively focused on investments in attractive sectors, such as health care. The accompanying Advisor’s Report provides additional details about its tactics during the year.

At the shortest end of the yield curve, the Tax-Exempt Money Market Fund had a marginally positive return for the year, a consequence of the Fed’s policy of keeping the shortest-term interest rates low in an attempt to stimulate the economy. The average return of competing funds was 0%. The Short-Term Tax-Exempt Fund, which holds bonds with an average maturity of 1–2 years, was affected by the anchoring effect on short-term rates of the Fed’s policy. The fund returned 0.92%, slightly behind the average return of competing funds, largely because of its shorter duration, a gauge of interest rate sensitivity. (All returns are for Investor Shares.) Because bond prices and interest rates move in opposite directions, shorter-duration funds can lag longer-duration funds during periods of declining interest rates.

The Limited-Term Tax-Exempt Fund, which focuses on bonds with somewhat longer maturities, edged out competitors with a return of 1.53%. As with the Short-Term Fund, the Limited-Term Fund’s relatively shorter duration detracted from results. But the fund benefited from its higher-quality orientation, not only during the opening months of the period but later in the year as Europe’s debt problems and the Treasury bond downgrade weighed on the market.

The Intermediate-Term Tax-Exempt Fund returned 3.35%, and the Long-Term Tax-Exempt Fund returned 3.29%, both outpacing their peer groups. The two funds benefited from declining longer-term interest rates (and rising long-term bond prices), which followed yet another Federal Reserve economic-stimulus policy. The policy, announced in September and known as Operation Twist, involves Fed purchases of long-term Treasury bonds.

3

The solid performance of the High-Yield Tax-Exempt Fund reflected the fund’s relatively high-quality orientation, which mandates that at least 80% of its assets be committed to investment-grade bonds. Investors typically favor higher-quality bonds during periods of heightened uncertainty, boosting their prices. That’s what happened in August, as fears of sovereign-debt defaults in Europe ratcheted up, Congress seemed to be gridlocked on the issue of raising the U.S. debt ceiling, and Standard & Poor’s downgraded U.S. bonds a notch. In this environment, the fund returned 3.26% for the year, double the average return of competitors.

By October, the market’s dynamics had changed as stocks rallied after months of decline, at the expense of bonds. In the muni bond sector, bond issuance picked up somewhat after a slower-than-expected year. Supply, which included a particularly large issue of California bonds, exceeded demand, pushing prices down.

Nevertheless, the Vanguard funds ended the fiscal year on a positive note. And yields, which had climbed (as bond prices fell) in response to the opening months’ worries, steadily slid back during the year to about where they had started.

A long-term view shows skillful management at work
Given the unpredictable twists and turns that characterize the performance of the market in the short run, we think it’s always helpful to look at a fund’s results over the longer term.

On that score, it’s gratifying to show that the average annual returns of the Vanguard tax-exempt bond funds have exceeded those of their peer groups over the ten years ended October 31. The funds have benefited from their high-quality orientation and low costs. Especially important has been the skill of the funds’ advisor, the Fixed Income Group, which includes not only the portfolio managers and traders but also a team of seasoned credit analysts.

Investors have become wiser, but basic principles don’t change
The turbulent municipal bond market at the start of the fiscal year had a positive side. Many investors learned more about that segment of the bond market as they absorbed explanations from Vanguard and elsewhere about why some headline- grabbing concerns may have been excessive.

And the events early in the year highlighted yet again a truism about the financial markets: Uncertainty—sometimes at elevated levels—is a part of the landscape. A time-tested defense against uncertainty is to hold a portfolio that is balanced among asset classes, such as stock, bond, and money market funds, and to be diversified within them. The Vanguard Municipal Bond Funds can be an important part of such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 10, 2011

4

Total Returns
Fiscal Year Ended October 31, 2011

	Vanguard	Peer-Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	0.09%	0.00%
Short-Term	0.92	1.17
Limited-Term	1.53	1.47
Intermediate-Term	3.35	2.91
Long-Term	3.29	2.78
High-Yield	3.26	1.62

Total Returns
Ten Years Ended October 31, 2011

	Average Annual Return
	Vanguard	Peer-Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	1.59%	1.12%
Short-Term	2.45	1.15
Limited-Term	3.16	2.56
Intermediate-Term	4.27	3.77
Long-Term	4.52	3.80
High-Yield	4.67	3.53

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios2
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer-Group
Tax-Exempt Fund	Shares	Shares	Average[1]
Money Market	0.17%	—	0.43%
Short-Term	0.20	0.12%	0.39
Limited-Term	0.20	0.12	0.75
Intermediate-Term	0.20	0.12	0.87
Long-Term	0.20	0.12	0.99
High-Yield	0.20	0.12	1.11

1 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund, General Municipal Funds; and for the High-Yield Tax-Exempt Fund, High-Yield Municipal Funds. Peer-group values are derived from data provided by Lipper Inc. and capture data through year-end 2010.

2 The fund expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, expense ratios were: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares.

5

Advisor’s Report

For the fiscal year ended October 31, 2011, the Vanguard Municipal Bond Funds posted returns that ranged from 0.92% for the Investor Shares of the Short-Term Tax-Exempt Fund to 3.43% for the Admiral Shares of the Intermediate-Term Tax-Exempt Fund. Four of the five bond funds (all except the Short-Term Fund) outperformed their peer-group averages. The Tax-Exempt Money Market Fund returned 0.09%, a direct result of the Federal Reserve’s monetary policy. The average return of peer-group funds was 0%.

The investment environment
From October a year ago through January, the municipal bond market was jolted by several concurrent events—almost a perfect storm—which have been attributed to economic and market factors that we described in more detail in our last report to you six months ago. One of these factors, sometimes highly publicized, was the fear of a systematic decline in the creditworthiness of municipal bonds, as state and local government tax revenues plunged in the wake of the Great Recession. Returns fell and yields climbed, accompanied by an outflow of funds from municipal bond mutual funds that began to ebb only in the spring.

After that disruptive start to the fiscal year, a more “normal” set of dynamics returned to the municipal bond market. State and local governments continued to react to the forced austerity programs that the recession had set in motion. They issued fewer bonds than the industry anticipated and were more selective in those that they did. With demand at a healthy level, bond prices moved higher.

At the same time, munis offered attractive yields compared with Treasury bonds. Muni yields historically have been lower than Treasury yields, a relationship that takes into account the federal-tax-free nature of most muni bond income. During the latter part of the fiscal year, municipal bonds became increasingly attractive compared with Treasuries—muni yields approached and then surpassed Treasury yields—as investors sought “safe” assets such as Treasuries in reaction to concerns about, among other things, Europe’s sovereign-debt problems. The flight to safety also fueled demand for higher-quality munis, even as state and local governments continued to struggle with their finances.

Given the unusual steepness of the yield curve during the year—that is, the difference in yields between the shortest-and longest-maturity bonds, as shown in the accompanying table—issuers sought to lower borrowing costs by favoring shorter-maturity bonds over the longer-dated variety they have traditionally favored. They found a match with individual investors who were fleeing from the almost nonexistent yields offered by money market mutual funds to short- and medium-term bonds that yielded more.

The low money market fund yields, of course, were a consequence of the Federal Reserve’s policy, in place since December 2008, of keeping the shortest-term interest rates in the neighborhood of zero. In August, the Fed said that it would continue that policy until at least mid-2013, and one month later it said it would also strive to lower longer-term interest rates. Under its new policy, informally known as Operation Twist, the Fed has begun purchasing Treasury bonds with remaining maturities of six to 30 years. The purchases have had the effect of lowering yields and raising prices of longer-term bonds, which made this segment of the muni market attractive to opportunistic institutional

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)

	October 31,	October 31,
Maturity	2010	2011
2 years	0.46%	0.44%
5 years	1.20	1.26
10 years	2.51	2.39
30 years	3.86	3.75

Source: Vanguard.

6

investors. The decline in new bond issues in this segment of the market, noted previously, also helped buoy prices.

Management of the funds
Bond-fund returns during the fiscal year were helped substantially by our decision to redeploy certain assets from the shorter- to the longer-maturity regions of the yield curve.

We also looked to modestly overweight revenue bonds that provided attractive yields compared with those of the highest-quality general-obligation bonds and were offered by issuers with solid financial and operating characteristics. Some of the spreads between those yields were among the highest we have seen. Among the sectors in which we saw value based on our spread strategy were essential-service revenue bonds and A-rated hospital bonds.

We shied away from local government general-obligation bonds. We concluded that this sector would come under additional pressure in an already challenging fiscal environment because of its dependency on property taxes, which have been dropping because of falling property values and accompanying reassessments. Local entities have also seen cutbacks in aid from states, which have been seeking to balance their budgets.

During the year, we have been cautious about our positioning regarding duration, which is a gauge of how sensitive our portfolios are to interest rates. Our duration positioning reflects the year’s uncertainties in both the U.S. and European economies as well as future U.S. tax policy.

Although the heightened level of anxiety about the creditworthiness of state and local government bonds that characterized the beginning of the fiscal period has dissipated, credit concerns still weigh on the municipal market. This is understandable, given the financial stresses that these governments will continue to face for some time. In any kind of economic weather, the ability of bond issuers to repay their debts is uppermost in our minds, and we closely monitor their financial condition. That is why we take great comfort in the abilities of our credit analysts, who conduct an in-depth review of each bond issue that we consider adding to our portfolios.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Mathew M. Kiselak, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 17, 2011

7

Tax-Exempt Money Market Fund

Fund Profile
As of October 31, 2011

Financial Attributes
Yield[1]	0.02%
Average Weighted Maturity	40 days
Expense Ratio[2]	0.17%

Largest Area Concentrations
Texas	11.7%
Georgia	5.3
Illinois	4.9
California	4.7
Tennessee	4.1
North Carolina	4.1
Florida	3.8
New York	3.7
Michigan	3.6
Washington	3.1
Top Ten	49.0%

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 7-day SEC yield. See the Glossary.
2 The expense ratio shown is from the prospectus dated February 28, 2011, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratio was 0.17%.

8

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund	0.09%	1.41%	1.59%	$11,709
Tax-Exempt Money Market Funds Average[1]	0.00	1.05	1.12	11,182

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011

Fiscal	Total	Peer-Group
Year	Return	Average[1]
2002	1.5%	0.9%
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.6
2007	3.6	3.0
2008	2.6	2.0
2009	0.6	0.3
2010	0.1	0.0
2011	0.1	0.0
7-day SEC yield (10/31/2011): 0.02%

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.10%	1.47%	0.00%	1.61%	1.61%

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend information.

9

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.7%)
1 Alabama Housing Finance Authority Single Family Mortgage Revenue TOB VRDO	0.240%	11/7/11 LOC	8,290	8,290
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	2,000	2,046
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	2,750	2,813
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.140%	11/7/11	7,175	7,175
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.140%	11/7/11	16,370	16,370
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.200%	11/7/11	5,100	5,100
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	11/7/11	6,375	6,375
1 Auburn University Alabama General Fee Revenue TOBVRDO	0.140%	11/7/11	14,400	14,400
Birmingham AL Public Educational Building Student Housing Revenue
(University of Alabama at Birmingham Project) VRDO	0.140%	11/7/11 LOC	4,300	4,300
Homewood AL Educational Building Authority Revenue (Samford University) VRDO	0.150%	11/7/11 LOC	25,000	25,000
Mobile AL Industrial Development Board Exempt Facility Revenue
(Kimberly-Clark Tissue Co. Project) VRDO	0.130%	11/7/11	33,550	33,550
				125,419
Alaska (0.2%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.130%	11/7/11 LOC	4,930	4,930
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.170%	11/7/11	15,625	15,625
1 Anchorage AK Water Revenue TOB VRDO	0.140%	11/7/11	15,255	15,255
1 Valdez AK Marine Terminal Revenue (BP Pipelines) TOB VRDO	0.140%	11/7/11 LOC	3,335	3,335
				39,145
Arizona (2.8%)
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.140%	11/7/11	9,750	9,750
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.140%	11/7/11	14,620	14,620
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.090%	11/7/11 LOC	61,420	61,420
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.090%	11/7/11 LOC	72,865	72,865
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.110%	11/7/11 LOC	24,105	24,105
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.120%	11/7/11 LOC	44,685	44,685
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.140%	11/7/11 LOC	10,055	10,055
1 Arizona School Facilites Board Revenue TOB VRDO	0.200%	11/7/11	5,285	5,285
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.140%	11/7/11	7,860	7,860
1 BlackRock MuniYield Arizona Fund, Inc. VRDP VRDO	0.280%	11/7/11 LOC	7,800	7,800
Coconino County AZ Pollution Control Corp. Revenue (Tuscan Electric Power Navajo Project) VRDO	0.180%	11/7/11 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.140%	11/7/11	27,940	27,940
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.140%	11/7/11 LOC	10,000	10,000
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.140%	11/7/11	11,760	11,760
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.130%	11/7/11 LOC	30,630	30,630
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.130%	11/7/11 LOC	20,490	20,490
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.140%	11/7/11	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.140%	11/7/11	4,995	4,995
1 Phoenix AZ GO TOB VRDO	0.130%	11/7/11	17,035	17,035
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	6,450	6,450
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	4,560	4,560
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	13,220	13,220
Scottsdale Arizona Industrial Development Authority Hospital Revenue	5.800%	12/1/11 (Prere.)	14,865	15,079
Tempe AZ Transit Excise Tax Revenue VRDO	0.140%	11/7/11	13,655	13,655
				491,799
Arkansas (0.2%)
Pulaski County AR Health Facilities Board Revenue
(St. Vincent Infirmary - Catholic Health Initiatives) VRDO	0.140%	11/7/11	28,500	28,500

10

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
California (4.7%)
2	ABAG Finance Authority for Nonprofit Corps. California Revenue
	(Computer History Museum) VRDO	0.130%	11/7/11 LOC	7,000	7,000
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/12 (Prere.)	1,000	1,034
	California Department of Water Resources Power Supply Revenue	5.125%	5/1/12 (Prere.)	7,500	7,758
	California Department of Water Resources Power Supply Revenue	5.250%	5/1/12 (Prere.)	1,300	1,346
	California Department of Water Resources Power Supply Revenue	5.250%	5/1/12 (Prere.)	2,500	2,587
	California Department of Water Resources Power Supply Revenue	5.375%	5/1/12 (Prere.)	1,000	1,036
[1,2]	California Educational Facilities Authority Revenue (Stanford University) TOB PUT	0.250%	2/9/12	19,960	19,960
1	California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.140%	11/7/11	5,050	5,050
	California GO VRDO	0.100%	11/7/11 LOC	23,150	23,150
	California GO VRDO	0.130%	11/7/11 LOC	21,780	21,780
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.130%	11/7/11 LOC	6,000	6,000
	California Health Facilities Financing Authority Revenue
	(Children’s Hospital of Orange County) VRDO	0.120%	11/7/11 LOC	7,100	7,100
	California Health Facilities Financing Authority Revenue
	(Lucile Salter Packard Children’s Hospitalat Stanford) VRDO	0.040%	11/7/11	8,000	8,000
	California Infrastructure & Economic Development Bank Revenue
	(American National Red Cross) VRDO	0.090%	11/7/11 LOC	5,600	5,600
	California Infrastructure & Economic Development Bank Revenue
	(Buck Institute for Age Research) VRDO	0.120%	11/7/11 LOC	9,110	9,110
	California RAN	2.000%	5/24/12	200,000	201,818
	California School Cash Reserve Program Authority Pool TRAN	2.000%	6/1/12	13,800	13,925
	California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.130%	11/7/11	79,575	79,575
1	California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.140%	11/7/11	17,545	17,545
	Irvine CA Assessment District No. 89-10 Improvement Revenue (Northwest Irvine) VRDO	3.939%	11/1/11 LOC	1,982	1,982
	Irvine CA Public Facilities & Infrastructure Authority Assessment Revenue VRDO	3.380%	11/1/11 LOC	6,400	6,400
	Kern County CA TRAN	3.000%	6/29/12	75,000	76,339
	Livermore CA COP VRDO	0.130%	11/7/11 LOC	11,285	11,285
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.130%	11/7/11 LOC	6,210	6,210
1	Los Angeles CA GO TOB VRDO	0.150%	11/1/11	6,800	6,800
	Los Angeles CA Harbor Department Revenue CP	0.250%	2/13/12	30,000	30,000
	Los Angeles CA TRAN	2.500%	2/29/12	12,930	13,024
	Los Angeles CA TRAN	2.500%	4/30/12	36,000	36,385
	Los Angeles County CA TRAN	2.500%	2/29/12	8,000	8,057
	Los Angeles County CA TRAN	2.500%	3/30/12	20,000	20,177
	Los Angeles County CA TRAN	2.500%	6/29/12	52,500	53,227
2	Metropolitan Water District of Southern California Revenue PUT	0.140%	7/9/12	15,000	15,000
1	Metropolitan Water District of Southern California Revenue TOB VRDO	0.240%	11/7/11	4,985	4,985
1	Nuveen California Select Quality Municipal Fund VRDP VRDO	0.260%	11/7/11 LOC	26,000	26,000
	Riverside County CA TRAN	2.000%	3/30/12	17,500	17,625
	San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,282
	San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.140%	11/7/11	18,245	18,245
1	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.130%	11/7/11	8,900	8,900
	San Francisco CA City & County Unified School District TRAN	2.000%	6/29/12	10,000	10,112
	Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.090%	11/7/11 LOC	1,000	1,000
					836,409
Colorado (2.9%)
1	Board of Governors of the Colorado State University System Revenue TOB VRDO	0.130%	11/7/11 LOC	21,995	21,995
	Castle Rock CO COP VRDO	0.200%	11/7/11 LOC	10,400	10,400
	Colorado Educational & Cultural Facilities Authority Revenue
	(National Jewish Federation Bond Program) VRDO	0.230%	11/1/11 LOC	1,630	1,630
	Colorado Educational & Cultural Facilities Authority Revenue
	(National Jewish Federation Bond Program) VRDO	0.500%	11/1/11 LOC	9,200	9,200
	Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.140%	11/7/11	10,560	10,560
	Colorado Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group) VRDO	0.100%	11/7/11 LOC	9,600	9,600
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	4.100%	11/10/11	17,000	17,015
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.110%	11/7/11 LOC	2,400	2,400
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.140%	11/7/11	6,770	6,770
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.150%	11/7/11	19,825	19,825
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.150%	11/7/11	10,200	10,200
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.160%	11/7/11	59,510	59,510
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11	31,000	31,000
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11	25,025	25,025
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11 LOC	4,640	4,640

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11 LOC	17,250	17,250
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11 LOC	22,730	22,730
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.140%	11/7/11 LOC	10,100	10,100
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.150%	11/7/11	10,210	10,210
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.150%	11/7/11	12,500	12,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.160%	11/7/11	11,800	11,800
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.170%	11/7/11	23,000	23,000
1 Colorado Regional Transportation District Sales Tax Revenue (FasTracks Project) TOB VRDO	0.140%	11/7/11	20,630	20,630
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.130%	11/7/11	11,390	11,390
Colorado Springs CO Utility System Revenue VRDO	0.130%	11/7/11	12,800	12,800
1 Denver CO City & County Airport Revenue TOB VRDO	0.170%	11/7/11 LOC	25,000	25,000
Denver CO City & County COP VRDO	0.150%	11/1/11	2,280	2,280
Denver CO Urban Renewal Authority Tax Increment Revenue (Stapleton) VRDO	0.140%	11/7/11 LOC	14,445	14,445
1 El Paso CO COP TOB VRDO	0.130%	11/7/11 LOC	11,105	11,105
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.130%	11/7/11 LOC	14,900	14,900
University of Colorado Hospital Authority Revenue VRDO	0.120%	11/7/11 LOC	15,140	15,140
University of Colorado Hospital Authority Revenue VRDO	0.130%	11/7/11 LOC	27,715	27,715
				502,765
Connecticut (0.2%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.120%	11/7/11	7,300	7,300
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	0.450%	11/15/11	7,325	7,325
Hartford CT BAN	2.000%	4/12/12	15,350	15,444
				30,069
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Archmere Academy Project) VRDO	0.130%	11/7/11 LOC	1,125	1,125
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Project) VRDO	0.110%	11/7/11 LOC	4,740	4,740
Delaware Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.180%	11/7/11	4,970	4,970
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.190%	11/7/11	5,705	5,705
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.390%	11/7/11	2,920	2,920
				19,460
District of Columbia (1.8%)
1 District of Columbia COP TOB VRDO	0.130%	11/7/11 LOC	17,400	17,400
1 District of Columbia GO TOB VRDO	0.130%	11/7/11 LOC	22,790	22,790
District of Columbia GO VRDO	0.130%	11/7/11 LOC	7,700	7,700
2 District of Columbia Income Tax Revenue	0.320%	12/1/11	16,400	16,403
1 District of Columbia Income Tax Revenue TOB VRDO	0.140%	11/7/11	9,995	9,995
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.130%	11/7/11	12,000	12,000
District of Columbia Revenue (The Pew Charitable Trust) VRDO	0.110%	11/7/11 LOC	31,000	31,000
District of Columbia Revenue (Washington Drama Society) VRDO	0.130%	11/7/11 LOC	13,900	13,900
District of Columbia Revenue (Wesley Theological Seminary) VRDO	0.140%	11/7/11 LOC	4,800	4,800
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.130%	11/7/11 LOC	10,600	10,600
District of Columbia TRAN	2.000%	9/28/12	100,000	101,557
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	11/7/11 LOC	12,850	12,850
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.140%	11/7/11	8,330	8,330
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.160%	11/7/11	11,865	11,865
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.130%	11/7/11 LOC	30,225	30,225
				311,415
Florida (3.8%)
1 BlackRock MuniHoldings Investment Quality Fund VRDP VRDO	0.290%	11/7/11 LOC	45,000	45,000
1 Brevard County FL School Board COP TOB VRDO	0.130%	11/7/11 LOC	13,810	13,810
1 Broward County FL GO TOB VRDO	0.130%	11/7/11	8,180	8,180
1 Broward County FL School Board COP TOB VRDO	0.130%	11/7/11 LOC	34,555	34,555
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.140%	11/7/11	5,660	5,660
Florida Board of Education Capital Outlay GO	3.000%	6/1/12	23,485	23,836
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	11/7/11	10,265	10,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	11/7/11	15,000	15,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	11/7/11	12,815	12,815
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.140%	11/7/11	9,000	9,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.140%	11/7/11	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.140%	11/7/11	3,995	3,995
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.140%	11/7/11	8,800	8,800
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.140%	11/7/11	5,680	5,680
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.200%	11/7/11	5,970	5,970
1 Florida Department of Management Services COP TOB VRDO	0.140%	11/7/11	6,955	6,955
1 Florida Department Transportation Revenue TOB VRDO	0.140%	11/7/11	8,225	8,225
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.190%	11/7/11	2,745	2,745
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.190%	11/7/11	6,155	6,155
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.190%	11/7/11	7,945	7,945

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.190%	11/7/11	5,700	5,700
Florida Keys Aqueduct Authority Water Revenue VRDO	0.100%	11/7/11 LOC	4,050	4,050
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.100%	11/7/11 LOC	12,200	12,200
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.100%	11/7/11 LOC	5,000	5,000
Highlands County FL Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Inc.) VRDO	0.100%	11/7/11 LOC	9,890	9,890
Highlands County FL Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Inc.) VRDO	0.120%	11/7/11 LOC	15,115	15,115
Highlands County FL Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Inc.) VRDO	0.130%	11/7/11 LOC	6,500	6,500
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.100%	11/1/11	25,000	25,000
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.100%	11/7/11 LOC	17,310	17,310
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.140%	11/7/11 LOC	5,090	5,090
1 Jacksonville FL US Government Guaranteed Notes TOB VRDO	0.140%	11/7/11	3,900	3,900
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	0.130%	11/7/11 LOC	14,435	14,435
Lee Memorial Health System Florida Hospital Revenue VRDO	0.130%	11/7/11 LOC	6,540	6,540
Miami FL GO	5.500%	1/1/12 (Prere.)	3,000	3,025
Miami FL GO	5.500%	1/1/12 (Prere.)	7,015	7,073
1 Miami-Dade County FL School Board COP TOB VRDO	0.130%	11/7/11 LOC	16,095	16,095
1 Miami-Dade County FL School Board COP TOB VRDO	0.150%	11/7/11 (13)	36,630	36,630
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System) VRDO	0.130%	11/7/11 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.130%	11/7/11	25,555	25,555
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.130%	11/7/11	4,145	4,145
1 Orange County FL Housing Finance Authority Homeowner Revenue
(Multi-County Program) TOB VRDO	0.190%	11/7/11	2,275	2,275
1 Orange County FL School Board COP TOB VRDO	0.130%	11/7/11 LOC	9,120	9,120
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.130%	11/7/11	8,485	8,485
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.350%	11/7/11 LOC	11,745	11,745
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.150%	11/7/11 LOC	5,700	5,700
Palm Beach County FL School Board COP TOB VRDO	0.130%	11/7/11	11,300	11,300
Palm Beach County FL Solid Waste Authority Revenue PUT	1.000%	1/12/12 (Prere.)	100,000	100,114
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.140%	11/7/11	5,535	5,535
Polk County FL Industrial Development Authority Health Care Facilities Revenue
(Winter Haven Hospital Project) VRDO	0.110%	11/7/11 LOC	9,300	9,300
1 South Florida Water Management District COP TOB VRDO	0.160%	11/7/11	9,800	9,800
1 South Florida Water Management District COP TOB VRDO	0.200%	11/7/11	8,985	8,985
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.120%	11/7/11 LOC	3,600	3,600
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.160%	11/7/11	4,505	4,505
1 University of North Florida Financing Corp. Capital Improvement Revenue TOB VRDO	0.170%	11/7/11 LOC	5,210	5,210
West Orange FL Healthcare District Revenue VRDO	0.130%	11/7/11 LOC	12,500	12,500
				676,913
Georgia (5.3%)
Atlanta GA Airport Revenue CP	0.190%	11/8/11 LOC	30,000	30,000
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.130%	11/7/11 LOC	10,000	10,000
1 Augusta GA Water & Sewer Revenue TOB VRDO	0.240%	11/7/11 (4)	7,645	7,645
Cobb County GA Hospital Authority (Equipment Pool Project) RAN VRDO	0.140%	11/7/11 LOC	13,600	13,600
Cobb County GA School District TAN	1.500%	12/29/11	62,000	62,111
Dalton County GA Development Authority Revenue (Hamilton Health Care System) VRDO	0.200%	11/7/11 LOC	15,940	15,940
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.130%	11/7/11 LOC	26,445	26,445
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.130%	11/7/11 LOC	31,250	31,250
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.130%	11/7/11 LOC	42,705	42,705
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.130%	11/7/11 LOC	14,350	14,350
Fulton County GA Development Authority Revenue (Lovett School Project) VRDO	0.130%	11/7/11 LOC	25,800	25,800
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.140%	11/7/11	22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.130%	11/7/11 LOC	69,415	69,415
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.130%	11/7/11 LOC	22,000	22,000
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.130%	11/7/11 LOC	37,000	37,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.130%	11/7/11 LOC	32,000	32,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.130%	11/7/11 LOC	20,595	20,595
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.130%	11/7/11 LOC	8,600	8,600
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.130%	11/7/11 LOC	6,800	6,800
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.130%	11/7/11 LOC	13,000	13,000
1 Gainesville GA Redevelopment Authority Revenue (Brenau University Inc. Project) VRDO	0.150%	11/7/11 LOC	10,550	10,550
Georgia GO	5.000%	5/1/12 (Prere.)	3,500	3,583
Georgia GO	5.000%	7/1/12	2,265	2,337
Georgia GO	5.000%	8/1/12	2,125	2,200

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	10/1/12	9,000	9,391
1 Georgia GO TOB VRDO	0.130%	11/7/11	9,810	9,810
1 Georgia GO TOB VRDO	0.200%	11/7/11	5,000	5,000
Georgia Ports Authority Revenue (Garden City Terminal Project) VRDO	0.150%	11/7/11 LOC	3,770	3,770
Gwinnett County GA Development Authority Revenue (Nilhan Hospitality LLC) VRDO	0.100%	11/7/11 LOC	2,200	2,200
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project ) RAN VRDO	0.130%	11/7/11 LOC	45,610	45,610
Gwinnett County GA School District GO	5.000%	2/1/12	9,990	10,103
1 Gwinnett County GA School District GO TOB VRDO	0.130%	11/7/11	12,250	12,250
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.130%	11/7/11 LOC	43,350	43,350
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.130%	11/7/11 LOC	15,075	15,075
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.140%	11/7/11 LOC	15,300	15,300
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.140%	11/7/11 LOC	5,500	5,500
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.140%	11/7/11	89,900	89,900
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue CP	0.180%	12/9/11	30,000	30,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue CP	0.180%	12/9/11	3,000	3,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.130%	11/7/11 LOC	37,000	37,000
Municipal Electric Authority of Georgia Electric Revenue VRDO	0.150%	11/7/11 LOC	12,500	12,500
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.130%	11/7/11	15,240	15,240
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.140%	11/7/11	5,805	5,805
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.140%	11/7/11	3,700	3,700
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.140%	11/7/11	5,630	5,630
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.140%	11/7/11	9,745	9,745
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.150%	11/7/11 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.150%	11/7/11 LOC	3,700	3,700
				926,890
Hawaii (0.5%)
1 Hawaii GO TOB VRDO	0.140%	11/7/11	11,245	11,245
1 Hawaii Housing Finance & Development Revenue TOB VRDO	0.140%	11/7/11 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.130%	11/7/11 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.140%	11/7/11	7,715	7,715
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.130%	11/7/11 LOC	16,295	16,295
1 University of Hawaii Revenue TOB VRDO	0.130%	11/7/11 LOC	12,830	12,830
1 University of Hawaii Revenue TOB VRDO	0.150%	11/7/11 (13)	19,800	19,800
				87,395
Idaho (1.7%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.150%	11/7/11	15,955	15,955
Idaho Housing & Finance Association Nonprofit Facilities Revenue
(College of Idaho Project) VRDO	0.100%	11/7/11 LOC	6,060	6,060
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.140%	11/7/11 LOC	5,985	5,985
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.140%	11/7/11 LOC	9,325	9,325
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.140%	11/7/11 LOC	13,000	13,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	12,085	12,085
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	12,360	12,360
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	13,445	13,445
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	13,465	13,465
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	5,500	5,500
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	7,205	7,205
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	4,805	4,805
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	9,080	9,080
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	6,855	6,855
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	6,855	6,855
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	9,515	9,515
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	8,945	8,945
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	11,500	11,500
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	9,685	9,685
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	9,400	9,400
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	10,225	10,225
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	12,605	12,605
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	11,735	11,735
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	5,600	5,600
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	10,265	10,265
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.220%	11/7/11	11,735	11,735
Idaho TAN	2.000%	6/29/12	50,000	50,571
				303,761
Illinois (4.9%)
Bartlett IL Special Service Area No. 1 (Bluff City LLC) GO VRDO	0.150%	11/7/11 LOC	12,000	12,000
Channahon IL Revenue (Morris Hospital) VRDO	0.150%	11/7/11 LOC	5,105	5,105
Channahon IL Revenue (Morris Hospital) VRDO	0.150%	11/7/11 LOC	4,060	4,060

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO VRDO	0.110%	11/7/11 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.110%	11/7/11 LOC	5,900	5,900
1 Chicago IL GO TOB VRDO	0.140%	11/7/11	12,150	12,150
1 Chicago IL GO TOB VRDO	0.150%	11/7/11	5,500	5,500
1 Chicago IL GO TOB VRDO	0.160%	11/7/11 LOC	18,140	18,140
1 Chicago IL GO TOB VRDO	0.170%	11/7/11	6,000	6,000
Chicago IL GO VRDO	0.150%	11/1/11	4,500	4,500
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.130%	11/7/11	18,820	18,820
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.130%	11/7/11	5,000	5,000
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.130%	11/7/11	6,270	6,270
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.140%	11/7/11	12,000	12,000
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.200%	11/7/11	15,485	15,485
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.130%	11/7/11 LOC	29,590	29,590
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.140%	11/7/11	10,155	10,155
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.170%	11/7/11 LOC	13,595	13,595
1 Chicago IL Water Revenue TOB VRDO	0.240%	11/7/11 (4)	17,870	17,870
Chicago IL Water Revenue VRDO	0.170%	11/7/11 LOC	19,575	19,575
Chicago IL Water Revenue VRDO	0.170%	11/7/11 LOC	5,285	5,285
1 Cook County IL GO TOB VRDO	0.160%	11/7/11	7,460	7,460
1 Hoffman Estates IL GO TOB VRDO	0.150%	11/7/11	7,295	7,295
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.130%	11/7/11 LOC	2,500	2,500
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.110%	11/7/11 LOC	12,650	12,650
2 Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.440%	5/3/12	15,000	15,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.200%	11/7/11	9,185	9,185
Illinois Finance Authority Industrial Development Revenue
(Gusto Packing Co. Inc. Project) Revenue VRDO	0.470%	11/7/11 LOC	6,175	6,175
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.110%	11/7/11	29,605	29,605
Illinois Finance Authority Revenue (Advocate Health Care) PUT	0.480%	2/1/12	11,500	11,500
2 Illinois Finance Authority Revenue (Advocate Health Care) PUT	0.260%	5/28/12	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.140%	11/7/11	26,810	26,810
1 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.140%	11/7/11	26,955	26,955
Illinois Finance Authority Revenue (Bradley University) VRDO	0.110%	11/7/11 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.140%	11/7/11	8,750	8,750
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.150%	11/7/11 LOC	12,000	12,000
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.140%	11/7/11	13,330	13,330
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.140%	11/7/11 LOC	4,925	4,925
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	11/8/11	27,970	27,970
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	11/14/11	15,710	15,710
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	1/6/12	25,485	25,485
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	1/9/12	29,985	29,985
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.120%	11/7/11 LOC	12,000	12,000
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.120%	11/7/11 LOC	16,000	16,000
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.120%	11/7/11 LOC	4,175	4,175
Illinois Finance Authority Revenue (ITT Research Institute) VRDO	0.140%	11/7/11 LOC	5,600	5,600
Illinois Finance Authority Revenue (Methodist Medical Center) VRDO	0.130%	11/7/11 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.140%	11/7/11	4,375	4,375
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.130%	11/7/11 LOC	15,740	15,740
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.130%	11/7/11 LOC	5,145	5,145
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.140%	11/7/11	6,000	6,000
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.130%	11/7/11	8,165	8,165
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.130%	11/7/11 LOC	5,000	5,000
Illinois Finance Authority Revenue (Southern Illinois Healthcare) VRDO	0.130%	11/7/11 LOC	9,430	9,430
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.150%	11/7/11 LOC	12,870	12,870
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.130%	11/7/11	20,500	20,500
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.140%	11/7/11	3,000	3,000
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.170%	11/7/11	10,265	10,265
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.090%	11/7/11	4,669	4,669
Illinois Finance Authority Revenue (YMCA Metropolitan Chicago Project) VRDO	0.120%	11/7/11 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	0.450%	3/28/12	9,235	9,235
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.110%	11/7/11 LOC	8,600	8,600
Illinois Health Facilities Authority Revenue (Ingalls Memorial Hospital) VRDO	0.090%	11/7/11 LOC	13,800	13,800
Illinois Regional Transportation Authority Revenue	5.375%	6/1/12 (Prere.)	7,730	8,037
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.140%	11/7/11 (13)	11,305	11,305
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.140%	11/7/11	6,040	6,040
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.140%	11/7/11	14,430	14,430
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.140%	11/7/11	5,330	5,330
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.090%	11/7/11 LOC	20,000	20,000
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.140%	11/7/11	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.140%	11/7/11 (4)	9,225	9,225

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.140%	11/7/11	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.150%	11/7/11 (13)	11,330	11,330
1 Southern Illinois University Revenue TOB VRDO	0.130%	11/7/11 LOC	11,405	11,405
				863,306
Indiana (1.8%)
Indiana Bond Bank Revenue Advance Funding BAN	2.000%	1/5/12 LOC	37,800	37,898
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.130%	11/7/11 LOC	18,280	18,280
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.080%	11/7/11 LOC	5,000	5,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.120%	11/7/11 LOC	11,000	11,000
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.140%	11/7/11 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.090%	11/7/11 LOC	6,525	6,525
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.110%	11/7/11 LOC	18,000	18,000
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.140%	11/7/11 LOC	6,700	6,700
Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.110%	11/7/11 LOC	36,890	36,890
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.140%	11/7/11	4,620	4,620
Indiana Health & Educational Facility Financing Authority Educational Facilities Revenue
(Marian College) VRDO	0.140%	11/7/11 LOC	5,100	5,100
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.150%	11/7/11	5,850	5,850
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.160%	11/7/11	3,300	3,300
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	11/7/11	19,275	19,275
1 Indiana Health Facility Financing Authority Hospital Revenue
(Community Hospital Project) TOB VRDO	0.130%	11/7/11 LOC	6,420	6,420
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.130%	11/7/11	13,000	13,000
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.150%	11/7/11	49,540	49,540
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.190%	11/7/11	1,780	1,780
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.270%	11/7/11	3,505	3,505
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.160%	11/7/11	3,500	3,500
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.160%	11/7/11	11,775	11,775
Lawrenceburg IN Pollution Control Revenue VRDO	0.100%	11/7/11 LOC	5,500	5,500
Noblesville IN Economic Development Revenue (Greystone Apartments Project) VRDO	0.220%	11/7/11 LOC	10,920	10,920
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.130%	11/7/11 LOC	30,515	30,515
				324,893
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.170%	11/7/11	11,140	11,140
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.170%	11/7/11	8,830	8,830
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.170%	11/7/11	3,300	3,300
1 Iowa Special Obligation Revenue TOB VRDO	0.150%	11/7/11	11,200	11,200
1 Iowa Special Obligation Revenue TOB VRDO	0.150%	11/7/11	3,800	3,800
Polk County IA GO	5.000%	6/1/12 (Prere.)	4,070	4,182
				42,452
Kansas (0.3%)
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.130%	11/7/11	6,185	6,185
1 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.150%	11/7/11	8,285	8,285
Sedgwick County KS Airport Facility Revenue (Flight Safety International Inc. Project) VRDO	0.180%	11/7/11	34,000	34,000
Wichita Kansas GO Airport Renewal BAN	0.700%	2/9/12	3,085	3,085
				51,555
Kentucky (0.8%)
Boone County KY Pollution Control Revenue (Duke Energy Kentucky Inc. Project) VRDO	0.120%	11/7/11 LOC	4,100	4,100
Boyle County KY Hospital Revenue (Ephraim McDowell Health Project) VRDO	0.140%	11/7/11 LOC	11,820	11,820
Jeffersontown KY Lease Program Revenue (Kentucky League of Cities Funding Trust) VRDO	0.130%	11/7/11 LOC	2,500	2,500
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.120%	11/7/11 LOC	5,300	5,300
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.140%	11/7/11 LOC	12,000	12,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.130%	11/7/11 LOC	5,000	5,000

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.130%	11/7/11 LOC	35,000	35,000
1 Kentucky Higher Education Student Loan Corp. Student Loan Revenue TOB VRDO	0.140%	11/7/11 LOC	11,995	11,995
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.190%	11/7/11	8,220	8,220
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.200%	11/7/11	2,740	2,740
1 Kentucky Turnpike Authority Economic Development Road Revenue
(Revitalization Project) TOB VRDO	0.130%	11/7/11	10,370	10,370
1 Lexington-Fayette Urban County Airport Board Kentucky General Airport Revenue TOB VRDO	0.140%	11/7/11	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.140%	11/7/11	6,125	6,125
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.130%	11/7/11 LOC	8,400	8,400
Warren County KY Revenue (Western Kentucky University Student Life Foundation Inc. Project)
VRDO	0.140%	11/7/11 LOC	3,650	3,650
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.130%	11/7/11 LOC	4,500	4,500
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.130%	11/7/11 LOC	4,035	4,035
				140,415
Louisiana (0.8%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.130%	11/7/11 LOC	17,000	17,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.130%	11/7/11 LOC	12,000	12,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.130%	11/7/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.130%	11/7/11 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.140%	11/7/11 LOC	20,355	20,355
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.150%	11/7/11 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.150%	11/7/11 LOC	17,500	17,500
				143,355
Maine (0.3%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.150%	11/7/11 LOC	4,600	4,600
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.150%	11/7/11 LOC	2,700	2,700
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.190%	11/7/11	3,720	3,720
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.200%	11/7/11	5,510	5,510
Maine Housing Authority Mortgage Revenue VRDO	0.180%	11/7/11	20,000	20,000
Maine Housing Authority Mortgage Revenue VRDO	0.180%	11/7/11	9,000	9,000
				45,530
Maryland (1.5%)
Baltimore MD Consolidated Public Improvement GO	5.000%	2/1/12	1,000	1,011
Howard County MD GO	4.000%	2/15/12	1,010	1,020
Howard County MD GO	5.000%	2/15/12	1,900	1,925
Howard County MD GO CP	0.180%	12/16/11	17,250	17,250
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.190%	11/7/11	5,095	5,095
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.200%	11/7/11	6,325	6,325
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.200%	11/7/11	4,430	4,430
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.200%	11/7/11	4,245	4,245
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.200%	11/7/11	8,250	8,250
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.200%	11/7/11	7,520	7,520
Maryland GO	5.250%	2/15/12	2,000	2,028
Maryland GO	5.000%	8/1/12	5,250	5,437
Maryland GO	5.250%	8/15/12	12,200	12,680
1 Maryland GO TOB VRDO	0.200%	11/7/11	4,750	4,750
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) CP	0.210%	11/14/11	15,620	15,620
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Hospital) VRDO	0.110%	11/7/11 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.160%	11/14/11	42,555	42,555
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.130%	11/7/11	7,655	7,655
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.110%	11/7/11	12,500	12,500
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.110%	11/7/11 LOC	4,800	4,800
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.110%	11/7/11 LOC	9,560	9,560
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.100%	11/7/11 LOC	5,000	5,000
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.130%	11/7/11	15,440	15,440
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.140%	11/7/11	8,800	8,800
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.150%	11/7/11	13,860	13,860
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.240%	11/7/11	9,000	9,000
Maryland Transportation Authority Passenger Facility Charge Revenue (BWI Airport) VRDO	0.120%	11/7/11 LOC	12,350	12,350
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.120%	11/7/11 LOC	5,065	5,065
University of Maryland Auxilary Facility & Tuition Revenue	3.000%	4/1/12	3,880	3,924
				256,195

17

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Massachusetts (1.7%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.120%	11/7/11	5,400	5,400
	Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.140%	11/7/11 LOC	11,795	11,795
	Massachusetts Development Finance Agency Revenue (Fay School) VRDO	0.140%	11/7/11 LOC	10,800	10,800
	Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.140%	11/7/11 LOC	9,345	9,345
	Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology) VRDO	0.150%	11/7/11 LOC	16,200	16,200
2	Massachusetts GO	0.380%	2/1/12	5,000	5,001
1	Massachusetts GO TOB VRDO	0.130%	11/7/11	13,545	13,545
1	Massachusetts GO TOB VRDO	0.140%	11/7/11	23,485	23,485
1	Massachusetts GO TOB VRDO	0.140%	11/7/11	23,935	23,935
1	Massachusetts GO TOB VRDO	0.140%	11/7/11	3,750	3,750
1	Massachusetts GO TOB VRDO	0.140%	11/7/11	1,850	1,850
1	Massachusetts GO TOB VRDO	0.140%	11/7/11	6,665	6,665
1	Massachusetts GO TOB VRDO	0.200%	11/7/11	9,475	9,475
	Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	0.120%	11/7/11 LOC	3,030	3,030
	Massachusetts Health & Educational Facilities Authority Revenue (Cil Realty) VRDO	0.120%	11/7/11 LOC	3,900	3,900
1	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
	TOB VRDO	0.140%	11/7/11	10,000	10,000
	Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.100%	11/7/11 LOC	25,600	25,600
1	Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.190%	11/7/11	10,635	10,635
1	Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.200%	11/7/11	5,515	5,515
1	Massachusetts Water Pollution Abatement Trust Revenue TOB VRDO	0.140%	11/7/11	3,240	3,240
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.140%	11/7/11	7,300	7,300
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.140%	11/7/11	5,000	5,000
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.140%	11/7/11	15,595	15,595
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.140%	11/7/11	8,205	8,205
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.240%	11/7/11	6,650	6,650
	Massachusetts Water Resources Authority Revenue VRDO	0.100%	11/7/11	28,000	28,000
	Massachusetts Water Resources Authority Revenue VRDO	0.100%	11/7/11	3,100	3,100
	Massachusetts Water Resources Authority Revenue VRDO	0.110%	11/7/11	785	785
2	University of Massachusetts Building Authority Revenue PUT	0.230%	5/28/12	13,800	13,800
					291,601
Michigan (3.6%)
1	BlackRock MuniYield Michigan Quality Fund II, Inc. VRDP VRDO	0.280%	11/7/11 LOC	15,400	15,400
1	BlackRock MuniYield Michigan Quality Fund, Inc. VRDP VRDO	0.280%	11/7/11 LOC	21,000	21,000
	Kent Hospital MI Finance Authority Revenue (Spectrum Health) VRDO	0.120%	11/7/11 LOC	30,000	30,000
1	Lansing MI Board of Water & Light Utility System Revenue TOB VRDO	0.140%	11/7/11 LOC	6,000	6,000
	Michigan Finance Authority State Aid RAN	2.000%	8/20/12	50,000	50,557
	Michigan Finance Authority State Aid RAN	2.000%	8/20/12 LOC	57,560	58,341
1	Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.200%	11/7/11 LOC	66,995	66,995
1	Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.200%	11/7/11 LOC	67,945	67,945
1	Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.200%	11/7/11 LOC	36,545	36,545
1	Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.200%	11/7/11 LOC	59,245	59,245
	Michigan Hospital Finance Authority Revenue (Holland Community Hospital) VRDO	0.140%	11/7/11 LOC	6,900	6,900
	Michigan Hospital Finance Authority Revenue (Trinity Health) CP	0.200%	1/9/12	28,420	28,420
	Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.140%	11/7/11	5,900	5,900
	Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.140%	11/7/11	8,395	8,395
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11	19,045	19,045
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.140%	11/7/11 LOC	23,220	23,220
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	19,500	19,500
1	Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund) TOB VRDO	0.140%	11/7/11	3,845	3,845
1	Michigan State University Board of Trustees General Revenue TOB VRDO	0.140%	11/7/11	9,855	9,855
	Michigan State University Revenue CP	0.180%	12/5/11	8,625	8,625
	Michigan State University Revenue CP	0.180%	1/9/12	18,250	18,250
	Michigan Strategic Fund Limited Obligation Revenue (Evangelical Homes) VRDO	0.140%	11/7/11 LOC	7,680	7,680
	Oakland County MI Economic Development Corp. Revenue
	(Cranbrook Educational Community Project) VRDO	0.130%	11/7/11 LOC	16,215	16,215
	Oakland University of Michigan Revenue VRDO	0.150%	11/7/11 LOC	28,580	28,580
	University of Michigan Hospital Medical Service Plan Revenue VRDO	0.110%	11/7/11	1,050	1,050
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport) VRDO	0.130%	11/7/11 LOC	10,000	10,000
1	Wayne State University Michigan Revenue TOB VRDO	0.160%	11/7/11	5,295	5,295
1	Wayne State University Michigan Revenue TOB VRDO	0.240%	11/7/11 (4)	5,000	5,000
					637,803
Minnesota (2.0%)
1	Hennepin County MN Sales Tax Revenue TOB VRDO	0.140%	11/7/11	23,640	23,640
[1,2]	Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB PUT	0.210%	12/1/11 LOC	20,000	20,000
	Minnesota GO	2.000%	10/1/12	27,350	27,787
	Minnesota GO	3.000%	10/1/12	16,000	16,402
	Minnesota GO	5.250%	11/1/12 (Prere.)	1,005	1,054

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Minnesota GO TOB VRDO	0.140%	11/7/11	9,415	9,415
1 Minnesota GO TOB VRDO	0.140%	11/7/11	3,510	3,510
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.130%	11/7/11	2,000	2,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.160%	11/7/11	19,000	19,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.160%	11/7/11	12,030	12,030
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/12	1,000	1,016
Minnesota School District TRAN	2.000%	9/9/12	38,000	38,559
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.180%	12/7/11	22,000	22,000
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.150%	12/8/11	75,000	75,000
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.150%	12/15/11	25,000	25,000
University of Minnesota Revenue CP	0.140%	12/5/11	30,150	30,150
University of Minnesota Revenue CP	0.140%	12/5/11	15,575	15,575
University of Minnesota Revenue CP	0.200%	2/1/12	16,250	16,250
				358,388
Mississippi (0.5%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.110%	11/7/11	40,600	40,600
Mississippi Business Finance Corp. Health Care Facilities Revenue
(Rush Medical Foundation Project)VRDO	0.110%	11/7/11 LOC	9,600	9,600
Mississippi Business Finance Corp. Revenue (Hattiesburg Project) VRDO	0.140%	11/7/11 LOC	7,800	7,800
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.140%	11/7/11 LOC	16,605	16,605
1 Mississippi Development Bank Special Obligation Revenue
(Capital City Convention Center Project) TOB VRDO	0.130%	11/7/11 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.110%	11/7/11	8,000	8,000
				87,605
Missouri (1.4%)
1 Columbia MO Special Obligation Electrical Improvement Revenue TOB VRDO	0.130%	11/7/11 LOC	16,590	16,590
Kansas City MO GO	2.500%	2/1/12	1,955	1,965
Missouri Development Finance Board (Missouri Association of Municipal Utilities Lease
Financing Program) CP	0.170%	11/15/11 LOC	29,575	29,575
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Sisters of Mercy Health System) VRDO	0.110%	11/7/11	20,000	20,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.130%	11/7/11	8,000	8,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.100%	11/7/11	10,000	10,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.100%	11/7/11	25,000	25,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.100%	11/7/11	5,000	5,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.100%	11/7/11	25,000	25,000
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.150%	11/1/11	4,300	4,300
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.130%	11/7/11	13,955	13,955
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.140%	11/7/11	11,300	11,300
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.140%	11/7/11	5,570	5,570
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.130%	11/7/11	25,360	25,360
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.200%	11/7/11	18,295	18,295
St. Louis County MO Special Obligation TAN	0.750%	8/1/12	22,080	22,103
St. Louis MO General Fund TRAN	2.000%	6/29/12	10,000	10,106
				252,119
Montana (0.1%)
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.480%	3/1/12	14,560	14,560

Multiple States (7.8%)
1 BlackRock Muni Intermediate Duration Fund, Inc. VRDP VRDO	0.270%	11/7/11 LOC	65,600	65,600
1 BlackRock MuniEnhanced Fund, Inc. VRDP VRDO	0.280%	11/7/11 LOC	30,000	30,000
1 BlackRock MuniYield Quality Fund III, Inc. VRDP VRDO	0.280%	11/7/11 LOC	48,500	48,500
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.190%	11/7/11 LOC	290,275	290,275
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.190%	11/7/11 LOC	38,161	38,161
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.190%	11/7/11 LOC	19,020	19,020
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.280%	11/7/11 LOC	150,000	150,000
1 Nuveen Investment Quality Municipal Fund, Inc. VRDP VRDO	0.290%	11/7/11 LOC	53,800	53,800
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.270%	11/7/11 LOC	34,100	34,100
1 Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.330%	11/7/11 LOC	97,500	97,500
1 Nuveen Premier Municipal Income Fund, Inc. VRDP VRDO	0.290%	11/7/11 LOC	58,700	58,700
1 Nuveen Premium Income Municipal Fund 2, Inc. VRDP VRDO	0.290%	11/7/11 LOC	130,000	130,000
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.270%	11/7/11 LOC	170,000	170,000
1 Nuveen Premium Insured Municipal Fund VRDP VRDO	0.280%	11/7/11 LOC	24,000	24,000
1 Nuveen Quality Income Municipal Fund Inc VRDP VRDO	0.270%	11/7/11 LOC	100,000	100,000
1 Nuveen Select Quality Municipal Fund, Inc. VRDP VRDO	0.290%	11/7/11 LOC	57,500	57,500
				1,367,156

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska (1.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.140%	11/7/11	89,225	89,225
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.160%	11/7/11 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.190%	11/7/11	1,410	1,410
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.130%	11/7/11	44,535	44,535
1 Nebraska Public Power District Revenue TOB VRDO	0.150%	11/7/11 (13)	15,995	15,995
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.130%	11/7/11	10,125	10,125
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.140%	11/7/11	6,975	6,975
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.140%	11/7/11 (13)	9,810	9,810
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.150%	11/7/11 (13)	34,610	34,610
1 Omaha NE Special Obligation Revenue TOB VRDO	0.170%	11/7/11	4,025	4,025
				222,710
Nevada (1.4%)
Clark County NV Airport System Revenue VRDO	0.140%	11/7/11 LOC	15,000	15,000
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.130%	11/7/11 LOC	9,400	9,400
1 Clark County NV GO TOB VRDO	0.130%	11/7/11 LOC	27,820	27,820
1 Clark County NV GO TOB VRDO	0.140%	11/7/11	14,355	14,355
1 Clark County NV GO TOB VRDO	0.200%	11/7/11	9,770	9,770
1 Clark County NV School District GO TOB VRDO	0.130%	11/7/11	18,740	18,740
1 Clark County NV Water Reclamation District GO TOB VRDO	0.140%	11/7/11	14,800	14,800
1 Clark County NV Water Reclamation District GO TOB VRDO	0.140%	11/7/11	7,495	7,495
1 Clark County NV Water Reclamation District GO TOB VRDO	0.140%	11/7/11	6,085	6,085
1 Las Vegas NV GO TOB VRDO	0.140%	11/7/11	10,850	10,850
Las Vegas Valley Water District Nevada GO CP	0.170%	12/5/11	10,500	10,500
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.140%	11/7/11	48,495	48,495
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.140%	11/7/11	4,685	4,685
1 Nevada GO TOB VRDO	0.240%	11/7/11	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.130%	11/7/11 LOC	13,020	13,020
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.290%	11/7/11 LOC	7,440	7,440
1 Nevada System of Higher Education University Revenue TOB VRDO	0.140%	11/7/11	10,555	10,555
Reno NV Hospital Revenue (Renown Regional Medical Center Project) VRDO	0.130%	11/7/11 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.130%	11/7/11 LOC	9,990	9,990
				253,800
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.140%	11/7/11	10,000	10,000

New Jersey (0.2%)
Burlington County NJ BAN	1.500%	9/7/12	15,000	15,155
Cape May County NJ BAN	2.000%	8/31/12	8,000	8,107
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.280%	11/7/11 LOC	20,000	20,000
				43,262
New Mexico (1.0%)
Albuquerque NM GO	3.000%	7/1/12	7,000	7,128
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.200%	11/7/11	24,495	24,495
New Mexico Educational Assistance Foundation Revenue VRDO	0.170%	11/7/11 LOC	8,150	8,150
New Mexico Educational Assistance Foundation Revenue VRDO	0.170%	11/7/11 LOC	7,850	7,850
1 New Mexico Finance Authority Revenue TOB VRDO	0.130%	11/7/11 LOC	10,265	10,265
1 New Mexico Finance Authority Revenue TOB VRDO	0.130%	11/7/11	10,700	10,700
1 New Mexico Finance Authority Transportation Revenue TOB VRDO	0.200%	11/7/11	8,975	8,975
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.120%	11/7/11	20,435	20,435
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.140%	11/7/11	69,865	69,865
				167,863
New York (3.7%)
1 BlackRock MuniYield New York Quality Fund, Inc. VRDP VRDO	0.260%	11/7/11 LOC	15,000	15,000
Erie County NY Fiscal Stability Authority BAN	1.500%	7/31/12	21,000	21,180
Long Island NY Power Authority Electric System Revenue CP	0.230%	12/8/11 LOC	10,000	10,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.100%	11/7/11	4,000	4,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.120%	11/7/11	6,400	6,400
New York City NY Cultural Resources Revenue (Asia Society) VRDO	0.120%	11/7/11 LOC	5,000	5,000
New York City NY GO VRDO	0.100%	11/7/11 LOC	3,300	3,300
New York City NY GO VRDO	0.110%	11/7/11 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.130%	11/7/11	22,500	22,500
New York City NY Industrial Development Agency Civic Facility Revenue (New York Law School)
VRDO	0.100%	11/7/11 LOC	19,510	19,510
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue CP	0.150%	11/10/11	20,000	20,000

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.150%	11/1/11	10,000	10,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.110%	11/7/11	15,000	15,000
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.120%	11/7/11	25,190	25,190
New York Liberty Development Corp. Revenue PUT	0.330%	5/8/12	88,000	88,000
New York Liberty Development Corp. Revenue PUT	0.300%	11/8/12	67,800	67,800
New York Metropolitan Transportation Authority Revenue CP	0.160%	1/5/12 LOC	20,000	20,000
New York State Dormitory Authority Revenue (LeMoyne College) VRDO	0.110%	11/7/11 LOC	4,550	4,550
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.110%	11/7/11 LOC	11,900	11,900
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)
VRDO	0.100%	11/7/11 LOC	2,000	2,000
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/12	15,000	15,196
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	11/7/11	3,510	3,510
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	11/7/11	6,420	6,420
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	11/7/11	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	11/7/11	1,000	1,000
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.120%	11/7/11	6,700	6,700
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	17,550	17,992
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	755	774
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	10,570	10,837
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.100%	11/7/11 LOC	26,900	26,900
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.120%	11/7/11 LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.100%	11/7/11 LOC	8,700	8,700
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.130%	11/7/11 LOC	10,400	10,400
New York State Housing Finance Agency Housing Revenue (West 38th Street) VRDO	0.100%	11/7/11 LOC	4,425	4,425
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.140%	11/7/11	15,000	15,000
New York State Local Government Assistance Corp. Revenue VRDO	0.100%	11/7/11	17,955	17,955
1 New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.270%	11/7/11	7,480	7,480
New York State Thruway Authority BAN	2.000%	7/12/12	60,000	60,685
1 Nuveen New York Investment Quality Municipal Fund VRDP VRDO	0.260%	11/7/11 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal Fund VRDP VRDO	0.260%	11/7/11 LOC	10,000	10,000
1 Suffolk County NY Water Authority Revenue TOB VRDO	0.150%	11/1/11	9,795	9,795
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.140%	11/7/11	4,000	4,000
				654,099
North Carolina (4.1%)
Charlotte NC GO CP	0.370%	11/10/11	5,182	5,182
Charlotte NC GO CP	0.350%	12/6/11	4,556	4,556
Charlotte NC GO CP	0.200%	1/5/12	3,263	3,263
Charlotte NC GO CP	0.200%	1/5/12	6,395	6,395
Charlotte NC GO CP	0.200%	1/9/12	5,384	5,384
Charlotte NC GO CP	0.300%	1/11/12	6,925	6,925
Charlotte NC GO CP	0.330%	1/11/12	4,151	4,151
Charlotte NC GO CP	0.200%	1/25/12	1,433	1,433
Charlotte NC GO CP	0.220%	1/25/12	5,776	5,776
Charlotte NC GO CP	0.220%	1/25/12	38,103	38,103
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.130%	11/7/11	7,590	7,590
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.140%	11/7/11	5,955	5,955
1 Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.140%	11/7/11 LOC	11,200	11,200
Durham NC COP VRDO	0.130%	11/7/11 LOC	32,985	32,985
Guilford County NC GO VRDO	0.120%	11/7/11	6,700	6,700
Mecklenburg County NC COP VRDO	0.150%	11/7/11	8,400	8,400
Mecklenburg County NC GO VRDO	0.150%	11/7/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.150%	11/7/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.150%	11/7/11	7,000	7,000
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/12	2,895	2,941
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University) VRDO	0.150%	11/7/11 LOC	11,000	11,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/1/11	6,900	6,900
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.130%	11/7/11	11,100	11,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.140%	11/7/11	15,700	15,700
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.140%	11/7/11	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.140%	11/7/11	14,100	14,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.140%	11/7/11	2,495	2,495
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.140%	11/7/11	48,010	48,010
North Carolina Capital Facilities Finance Agency Revenue (Lake Norman Charter School) VRDO	0.130%	11/7/11 LOC	3,375	3,375
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.130%	11/7/11 LOC	12,000	12,000
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.130%	11/7/11 LOC	13,870	13,870

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Carolina Capital Improvement Revenue TOB VRDO	0.130%	11/7/11	10,800	10,800
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.100%	11/7/11	8,485	8,485
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/12	1,000	1,011
1 North Carolina Infrastructure Financial Corp. Capital Improvements COP TOB VRDO	0.140%	11/7/11	29,085	29,085
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.130%	11/7/11	95,530	95,530
North Carolina Medical Care Commission Health Care Facilities Revenue
(Lenoir Memorial Hospital Project) VRDO	0.150%	11/7/11 LOC	13,545	13,545
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.130%	11/7/11 LOC	15,130	15,130
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.130%	11/7/11 LOC	38,300	38,300
North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest University Health Sciences) VRDO	0.130%	11/7/11 LOC	37,175	37,175
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.130%	11/7/11 LOC	1,895	1,895
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.130%	11/7/11 LOC	28,000	28,000
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.120%	11/7/11 LOC	5,725	5,725
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.140%	11/7/11	3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.130%	11/7/11 LOC	9,680	9,680
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.260%	5/28/12	12,000	12,000
Raleigh Durham NC Airport Authority Revenue VRDO	0.110%	11/7/11 LOC	10,600	10,600
1 Raleigh North Carolina Combined Enterprise System Revenue TOB VRDO	0.140%	11/7/11	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.150%	11/7/11 LOC	5,000	5,000
Union County NC GO VRDO	0.130%	11/7/11	3,500	3,500
Union County NC GO VRDO	0.130%	11/7/11	6,095	6,095
1 University of North Carolina University Revenue TOB VRDO	0.140%	11/7/11	6,710	6,710
1 Wake County NC Limited Obligation Revenue TOB VRDO	0.140%	11/7/11	6,745	6,745
Winston-Salem NC Water & Sewer System Revenue VRDO	0.120%	11/7/11	6,000	6,000
Winston-Salem NC Water & Sewer System Revenue VRDO	0.120%	11/7/11	22,300	22,300
				714,595
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.110%	11/7/11	21,850	21,850
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.160%	11/7/11	9,600	9,600
				31,450
Ohio (2.0%)
Akron OH BAN	1.125%	12/8/11	1,715	1,716
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.130%	11/7/11 LOC	8,000	8,000
Cleveland OH Water BAN	1.000%	7/26/12	10,500	10,538
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.140%	11/7/11 LOC	3,360	3,360
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.110%	11/7/11	20,000	20,000
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.140%	11/7/11 LOC	29,765	29,765
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.140%	11/7/11 LOC	8,780	8,780
Delaware County OH Port Authority Economic Development Revenue
(Columbus Zoological Park Association Project) VRDO	0.140%	11/7/11 LOC	4,780	4,780
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	11/7/11	1,200	1,200
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	11/7/11	7,550	7,550
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.110%	11/7/11 LOC	8,695	8,695
Lancaster Port Authority Ohio Gas Revenue VRDO	0.140%	11/7/11	56,385	56,385
Miamisburg OH City School District BAN	1.500%	7/19/12	13,100	13,188
Milford OH Exempt Village School District School Improvement GO	5.125%	12/1/11 (Prere.)	7,125	7,153
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.100%	11/7/11 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.080%	11/7/11	9,455	9,455
Ohio Common Schools GO VRDO	0.100%	11/7/11	11,425	11,425
Ohio Development Assistance & Revitalization Project BAN	0.350%	6/1/12	6,170	6,170
Ohio Development Assistance & Revitalization Project BAN	0.350%	6/1/12	11,330	11,330
Ohio GO VRDO	0.080%	11/7/11	4,200	4,200
Ohio GO VRDO	0.110%	11/7/11	12,675	12,675
Ohio GO VRDO	0.110%	11/7/11	14,750	14,750
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.180%	11/3/11	13,000	13,000
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.240%	12/7/11	12,700	12,700
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.150%	11/1/11	8,130	8,130
Ohio Infrastructure Improvement GO VRDO	0.110%	11/7/11	9,520	9,520
Ohio State University General Receipts Revenue VRDO	0.080%	11/7/11	10,000	10,000
Ohio State University General Receipts Revenue VRDO	0.080%	11/7/11	8,100	8,100
Pickerington OH Local School District (School Facilities Construction & Improvement) GO	5.000%	12/1/11 (Prere.)	8,000	8,030
University of Cincinnati OH BAN	2.000%	7/19/12	4,000	4,047

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Cincinnati Ohio General Receipts BAN	2.000%	12/16/11	2,900	2,905
University of Cincinnati Ohio General Receipts BAN	2.000%	5/11/12	16,000	16,126
				347,673
Oklahoma (0.3%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB VRDO	0.190%	11/7/11	4,490	4,490
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.140%	11/7/11	24,995	24,995
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.140%	11/7/11 LOC	28,830	28,830
				58,315
Oregon (1.7%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) VRDO	0.110%	11/7/11 LOC	11,800	11,800
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.180%	11/3/11	10,000	10,000
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.180%	11/3/11	28,675	28,675
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.180%	1/5/12	10,000	10,000
1 Jackson County OR School District GO TOB VRDO	0.240%	11/7/11	6,000	6,000
1 Oregon Business Development Commission Revenue TOB VRDO	0.140%	11/7/11	5,930	5,930
1 Oregon Department of Administrative Services COP TOB VRDO	0.130%	11/7/11 LOC	15,425	15,425
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.150%	11/7/11	44,095	44,095
Oregon Health Sciences University Revenue VRDO	0.120%	11/7/11 LOC	16,100	16,100
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.200%	11/7/11	8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.110%	11/7/11	6,190	6,190
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.140%	11/7/11	9,300	9,300
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.140%	11/7/11	12,500	12,500
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.160%	11/7/11	7,100	7,100
Oregon TAN	2.000%	6/29/12	75,000	75,871
Salem OR Hospital Facility Authority Revenue (Salem Hospital Project) VRDO	0.100%	11/7/11 LOC	20,000	20,000
Salem OR Hospital Facility Authority Revenue (Salem Hospital Project) VRDO	0.180%	11/7/11 LOC	12,500	12,500
				300,151
Pennsylvania (1.0%)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.140%	11/7/11	4,000	4,000
2 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) PUT	0.310%	1/19/12	10,250	10,250
Cambria County PA Industrial Development Authority Revenue (American National Red Cross)
VRDO	0.120%	11/7/11 LOC	2,100	2,100
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.120%	11/7/11 LOC	5,625	5,625
Emmaus PA General Authority Revenue VRDO	0.130%	11/7/11 LOC	600	600
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.100%	11/7/11	4,000	4,000
1 Nuveen Pennsylvania Premium Income Municipal Fund2 VRDP VRDO	0.280%	11/7/11 LOC	22,000	22,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.110%	11/7/11 LOC	14,270	14,270
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.190%	11/7/11	13,735	13,735
Pennsylvania Infrastructure & Investment Authority CP	0.250%	11/7/11 LOC	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.140%	11/7/11 LOC	10,000	10,000
1 Philadelphia PA Authority Industrial Development Revenue (Girard Estate Aramark Project) VRDO	0.240%	11/7/11 LOC	15,350	15,350
1 Philadelphia PA Industrial Development Authority Lease Revenue (Fox Chase Cancer Center)
TOB VRDO	0.150%	11/1/11 LOC	1,000	1,000
Temple University of the Commonwealth System of Higher Education Pennsylvania University
Funding Obligation RAN	1.500%	4/4/12	57,000	57,245
1 Washington County PA Authority Revenue (Girard Estate Project) VRDO	0.140%	11/7/11 LOC	8,340	8,340
				183,515
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,063
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	14,932
				19,995
Rhode Island (0.6%)
East Greenwich RI BAN	1.500%	2/15/12	11,000	11,032
1 Narragansett RI Commission WasteWater System Revenue TOB VRDO	0.130%	11/7/11 LOC	11,860	11,860
Rhode Island & Providence Plantations GO	2.000%	8/1/12	2,955	2,990
Rhode Island & Providence Plantations GO	2.000%	8/1/12	3,770	3,815
Rhode Island & Providence Plantations TAN	2.000%	6/29/12	27,000	27,302
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.130%	11/7/11 LOC	8,035	8,035
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.130%	11/7/11 LOC	7,350	7,350
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue
(Rhode Island School of Design) VRDO	0.200%	11/7/11 LOC	20,225	20,225
1 Rhode Island Housing & Mortgage Finance Corp. Revenue TOB VRDO	0.310%	11/7/11	5,000	5,000
				97,609

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (0.8%)
Anderson County SC Joint Municipal Water System Waterworks System Revenue	5.500%	7/15/12 (Prere.)	1,445	1,497
Greenville County SC Hospital System Revenue VRDO	0.100%	11/7/11 LOC	6,000	6,000
1 Greenville County SC School District Installment Revenue TOB VRDO	0.140%	11/7/11	15,995	15,995
1 Greenville County SC School District Installment Revenue TOB VRDO	0.140%	11/7/11	13,865	13,865
1 Greer SC Combined Utility System Revenue TOB VRDO	0.140%	11/7/11 (13)	9,685	9,685
Piedmont SC Municipal Power Agency Revenue VRDO	0.110%	11/7/11 LOC	4,700	4,700
South Carolina Association of Governmental Organizations COP	1.500%	4/13/12	45,000	45,255
South Carolina GO	2.000%	3/1/12	16,520	16,608
1 South Carolina Housing Revenue TOB VRDO	0.140%	11/7/11	6,130	6,130
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.130%	11/7/11 LOC	11,000	11,000
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.190%	11/7/11 LOC	7,000	7,000
1 South Carolina Public Service Authority Revenue TOB VRDO	0.130%	11/7/11 LOC	5,930	5,930
				143,665
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue
(Sioux Valley Hospital & Health System) VRDO	0.140%	11/7/11 LOC	15,000	15,000
South Dakota Health & Educational Facilities Authority Revenue
(Sioux Valley Hospital & Health System) VRDO	0.140%	11/7/11 LOC	6,465	6,465
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.110%	11/7/11	8,220	8,220
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.120%	11/7/11	9,000	9,000
				38,685
Tennessee (4.1%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.150%	11/7/11 LOC	4,900	4,900
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.150%	11/7/11 LOC	24,930	24,930
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.150%	11/7/11 LOC	14,670	14,670
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.150%	11/7/11 LOC	4,000	4,000
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.150%	11/7/11 LOC	5,650	5,650
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.150%	11/7/11 LOC	10,975	10,975
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.150%	11/7/11	20,700	20,700
Jackson TN Energy Authority Gas System Revenue VRDO	0.130%	11/7/11 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.110%	11/7/11 LOC	4,415	4,415
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.110%	11/7/11 LOC	10,000	10,000
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities
(Catholic Healthcare) VRDO	0.110%	11/7/11 LOC	14,100	14,100
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.130%	11/7/11	15,940	15,940
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.140%	11/7/11	16,310	16,310
Metropolitan Government of Nashville & Davidson County TN GO CP	0.170%	11/3/11	42,000	42,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.200%	12/7/11	10,000	10,000
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Belmont University) VRDO	0.130%	11/7/11 LOC	11,400	11,400
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Lipscomb University) VRDO	0.130%	11/7/11 LOC	13,500	13,500
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.150%	11/7/11	6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.150%	11/7/11	24,500	24,500
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.150%	11/7/11 LOC	4,800	4,800
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.220%	11/7/11 LOC	12,600	12,600
Shelby County TN GO VRDO	0.120%	11/7/11	78,990	78,990
Shelby County TN GO VRDO	0.130%	11/7/11	98,100	98,100
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	6.500%	9/1/12 (Prere.)	5,890	6,194
Tennessee GO CP	0.350%	11/4/11	10,000	10,000
Tennessee GO CP	0.140%	11/14/11	45,810	45,810
Tennessee GO CP	0.180%	12/5/11	10,000	10,000
Tennessee GO CP	0.150%	12/6/11	40,000	40,000
Tennessee GO CP	0.190%	12/6/11	10,000	10,000
Tennessee GO CP	0.130%	12/7/11	33,658	33,658
Tennessee GO CP	0.230%	12/7/11	18,000	18,000

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO CP	0.200%	1/11/12	25,000	25,000
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.190%	11/7/11	6,325	6,325
Tennessee School Bond Authority Revenue CP	0.190%	12/7/11	25,591	25,591
Tennessee School Bond Authority Revenue CP	0.160%	1/10/12	42,958	42,958
				730,606
Texas (11.7%)
Alvin TX Independent School District GO	5.000%	2/15/12	1,000	1,014
1 Austin TX Revenue TOB VRDO	0.140%	11/7/11 (13)	18,245	18,245
1 Austin TX Revenue TOB VRDO	0.140%	11/7/11 (13)	10,000	10,000
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.130%	11/7/11 LOC	16,815	16,815
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.140%	11/7/11 (13)	5,635	5,635
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.170%	11/7/11	3,350	3,350
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.140%	11/7/11	28,515	28,515
1 Board of Regents of the University of Texas System Revenue Financing System Revenue
TOB VRDO	0.130%	11/7/11	5,100	5,100
1 Board of Regents of the University of Texas System Revenue Financing System Revenue
TOB VRDO	0.200%	11/7/11	29,215	29,215
1 Board of Regents of the University of Texas System Revenue Financing System Revenue
TOB VRDO	0.240%	11/7/11	6,600	6,600
Clear Creek TX Independent School District GO	4.000%	2/15/12	1,770	1,789
1 Collin County TX GO TOB VRDO	0.130%	11/7/11	10,925	10,925
1 Comal TX Independent School District GO TOB VRDO	0.130%	11/7/11 LOC	10,280	10,280
1 Conroe TX Independent School District GO TOB VRDO	0.140%	11/7/11	5,010	5,010
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.130%	11/7/11	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.130%	11/7/11 LOC	19,525	19,525
1 Dallas TX Independent School District GO TOB VRDO	0.140%	11/7/11	14,720	14,720
1 Denton TX Independent School District GO TOB VRDO	0.140%	11/7/11	6,945	6,945
1 Denton TX Independent School District GO TOB VRDO	0.140%	11/7/11	3,690	3,690
1 Denton TX Independent School District GO TOB VRDO	0.170%	11/7/11	10,445	10,445
Denton TX Independent School District GO VRDO	0.190%	11/7/11	18,305	18,305
1 Edinburg TX Consolidated Independent School District COP TOB VRDO	0.140%	11/7/11	12,020	12,020
1 Fort Bend TX Independent School District GO TOB VRDO	0.140%	11/7/11	5,000	5,000
Fort Worth TX Water & Sewer Revenue	4.000%	2/15/12	5,120	5,172
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/12	1,065	1,079
1 Fort Worth TX Water & Sewer Revenue TOB VRDO	0.170%	11/7/11	37,390	37,390
1 Frisco TX GO TOB VRDO	0.140%	11/7/11	4,075	4,075
1 Galveston County TX GO TOB VRDO	0.140%	11/7/11	18,740	18,740
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.140%	11/7/11 LOC	22,000	22,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) CP	0.280%	3/5/12	25,500	25,500
1 Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.140%	11/7/11	8,755	8,755
1 Harris County TX Flood Control District GO TOB VRDO	0.140%	11/7/11	5,000	5,000
1 Harris County TX GO TOB VRDO	0.140%	11/7/11	2,515	2,515
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.140%	11/1/11 LOC	11,010	11,010
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.090%	11/7/11 LOC	2,500	2,500
1 Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.140%	11/7/11	13,000	13,000
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.150%	11/1/11 (ETM)	4,900	4,900
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.190%	11/7/11	38,000	38,000
Harris County TX Hospital District Revenue VRDO	0.140%	11/7/11 LOC	9,900	9,900
Harris County TX Industrial Development Corp. Revenue (Baytank (Houston) Inc. Project) VRDO	0.110%	11/7/11 LOC	8,000	8,000
1 Harris County TX Toll Road Revenue TOB VRDO	0.140%	11/7/11 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.140%	11/7/11	12,000	12,000
Houston TX Airport System Revenue VRDO	0.110%	11/7/11 LOC	13,900	13,900
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.130%	12/2/11	10,000	10,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.180%	1/12/12	10,000	10,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.140%	11/7/11	22,155	22,155
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.140%	11/7/11	6,665	6,665
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.110%	11/7/11	11,000	11,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.130%	11/7/11	30,750	30,750
1 Houston TX Independent School District Revenue TOB VRDO	0.200%	11/7/11	9,805	9,805
Houston TX TRAN	1.750%	6/29/12	120,000	121,215

25

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Houston TX Utility System Revenue TOB VRDO	0.130%	11/7/11 LOC	9,000	9,000
1	Houston TX Utility System Revenue TOB VRDO	0.130%	11/7/11 LOC	15,350	15,350
1	Houston TX Utility System Revenue TOB VRDO	0.140%	11/7/11 LOC	45,000	45,000
1	Houston TX Utility System Revenue TOB VRDO	0.200%	11/7/11	4,080	4,080
	Houston TX Utility System Revenue VRDO	0.120%	11/7/11 LOC	26,000	26,000
1	Hutto TX Independent School District TOB VRDO	0.140%	11/7/11	21,130	21,130
1	Katy TX Independent School District GO TOB VRDO	0.140%	11/7/11	5,730	5,730
1	Keller TX Independent School District GO TOB VRDO	0.140%	11/7/11	5,660	5,660
1	Leander TX Independent School District GO TOB VRDO	0.140%	11/7/11	15,355	15,355
1	Lone Star College System Texas GO TOB VRDO	0.140%	11/7/11	15,460	15,460
	Lubbock TX GO	3.000%	2/15/12	2,915	2,936
	Lubbock TX Independent School District GO	3.000%	2/15/12	6,000	6,045
1	Mansfield TX Independent School District GO TOB VRDO	0.140%	11/7/11	7,960	7,960
1	Mansfield TX Independent School District GO TOB VRDO	0.200%	11/7/11	4,250	4,250
1	McKinney TX Independent School District GO TOB VRDO	0.130%	11/7/11 LOC	10,205	10,205
2	Mesquite TX Independent School District GO PUT	0.230%	12/7/11	25,255	25,255
1	North East TX Independent School District GO TOB VRDO	0.130%	11/7/11 LOC	5,000	5,000
1	North East TX Independent School District GO TOB VRDO	0.140%	11/7/11	26,805	26,805
1	North East TX Independent School District GO TOB VRDO	0.140%	11/7/11	3,355	3,355
1	North Texas Health Facilities Development Corp. Hospital Revenue
	(United Regional Health Care System) TOB VRDO	0.130%	11/7/11 LOC	13,185	13,185
	North Texas Higher Education Authority Student Loan Revenue VRDO	0.160%	11/7/11 LOC	18,300	18,300
	North Texas Higher Education Authority Student Loan VRDO	0.210%	11/7/11 LOC	28,700	28,700
1	North Texas Tollway Authority System Revenue TOB VRDO	0.150%	11/7/11	7,600	7,600
1	North Texas Tollway Authority System Revenue TOB VRDO	0.170%	11/7/11 LOC	14,633	14,633
1	North Texas Tollway Authority System Revenue TOB VRDO	0.170%	11/7/11 (13)	22,360	22,360
	North Texas Tollway Authority System Revenue VRDO	0.130%	11/7/11 LOC	30,150	30,150
1	Northside TX Independent School District GO TOB VRDO	0.140%	11/7/11	17,315	17,315
1	Northside TX Independent School District GO TOB VRDO	0.140%	11/7/11	14,440	14,440
1	Northside TX Independent School District GO TOB VRDO	0.140%	11/7/11	4,500	4,500
	Northwest Texas Independent School District GO VRDO	0.120%	11/7/11	8,170	8,170
1	Pearland TX GO TOB VRDO	0.130%	11/7/11 LOC	10,160	10,160
1	Pearland TX Independent School District GO TOB VRDO	0.240%	11/7/11	9,000	9,000
1	Plano TX Independent School District GO TOB VRDO	0.140%	11/7/11	14,055	14,055
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	11/7/11	10,660	10,660
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	11/7/11	3,200	3,200
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	11/7/11	5,000	5,000
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	11/7/11	7,665	7,665
1	San Antonio TX Independent School District Revenue TOB VRDO	0.200%	11/7/11	10,355	10,355
1	San Antonio TX Water Revenue TOB VRDO	0.130%	11/7/11 LOC	11,125	11,125
1	San Antonio TX Water Revenue TOB VRDO	0.140%	11/7/11	10,000	10,000
1	Sheldon TX Independent School District GO TOB VRDO	0.170%	11/7/11	5,170	5,170
	South Texas Community College District GO	5.500%	8/15/12 (Prere.)	4,875	5,075
	Southlake TX GO	4.000%	2/15/12	1,825	1,844
	Southwest Texas Higher Education Authority Inc. Revenue
	(Southern Methodist University Project) VRDO	0.130%	11/7/11	19,000	19,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Healthcare) VRDO	0.100%	11/7/11 LOC	3,500	3,500
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Healthcare) VRDO	0.120%	11/7/11 LOC	5,600	5,600
1	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
	(Texas Health Resources) TOB VRDO	0.140%	11/7/11	10,350	10,350
1	Texas A&M University System Revenue Financing System Revenue TOB VRDO	0.140%	11/7/11	4,575	4,575
1	Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.190%	11/7/11	5,995	5,995
1	Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.200%	11/7/11	4,250	4,250
[1,2]	Texas GO TOB PUT	0.200%	8/30/12	124,995	124,995
1	Texas GO TOB VRDO	0.130%	11/7/11	10,060	10,060
1	Texas GO TOB VRDO	0.130%	11/7/11	15,050	15,050
1	Texas GO TOB VRDO	0.140%	11/7/11	13,900	13,900
1	Texas GO TOB VRDO	0.140%	11/7/11	27,000	27,000
1	Texas GO TOB VRDO	0.140%	11/7/11	21,560	21,560
1	Texas GO TOB VRDO	0.140%	11/7/11	17,370	17,370
1	Texas GO TOB VRDO	0.140%	11/7/11	4,300	4,300
1	Texas GO TOB VRDO	0.190%	11/7/11	17,675	17,675
1	Texas GO TOB VRDO	0.220%	11/7/11	4,350	4,350
1	Texas GO TOB VRDO	0.240%	11/7/11	8,750	8,750
	Texas GO TRAN	2.500%	8/30/12	200,000	203,700
	Texas Public Finance Authority GO CP	0.150%	11/4/11	25,000	25,000
	Texas Public Finance Authority Revenue (Unemployment Compensation)	3.000%	1/1/12	25,000	25,106

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Small Business Industrial Development Corp. Revenue
(Texas Public Facilities Capital Access Program) VRDO	0.140%	11/7/11 LOC	34,950	34,950
1 Texas State University Student Loan GO TOB VRDO	0.190%	11/7/11	20,065	20,065
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.130%	11/7/11	7,540	7,540
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.140%	11/7/11	11,700	11,700
1 Texas Transportation Commission Revenue TOB VRDO	0.130%	11/7/11	20,625	20,625
1 Texas Transportation Commission Revenue TOB VRDO	0.130%	11/7/11	13,940	13,940
1 Texas Transportation Commission Revenue TOB VRDO	0.140%	11/7/11	7,500	7,500
1 Texas Transportation Commission Revenue TOB VRDO	0.240%	11/7/11	4,925	4,925
1 Texas University System Revenue Financing System Revenue TOB VRDO	0.140%	11/7/11	14,375	14,375
1 Texas Water Development Board Revenue TOB VRDO	0.240%	11/7/11	7,500	7,500
1 Travis County TX GO TOB VRDO	0.130%	11/7/11	11,050	11,050
Trinity River Authority Texas Solid Waste Disposal Revenue VRDO	0.230%	11/7/11 LOC	4,530	4,530
1 University of Houston Texas Revenue TOB VRDO	0.140%	11/7/11	7,600	7,600
University of Texas Permanent University Fund Revenue	5.250%	1/1/12 (Prere.)	7,000	7,056
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.130%	11/7/11	6,560	6,560
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.140%	11/7/11	33,215	33,215
1 Waco TX Education Finance Corp. Revenue (Baylor University) TOB VRDO	0.140%	11/7/11	9,855	9,855
				2,063,824
Utah (0.8%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.140%	11/7/11 LOC	1,200	1,200
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.140%	11/1/11	1,000	1,000
1 Riverton UT Hospital Revenue (IHC Health Services Inc ) TOB VRDO	0.140%	11/7/11	5,500	5,500
Utah Board of Regents Student Loan Revenue	3.000%	11/1/11	1,500	1,500
Utah Board of Regents Student Loan Revenue VRDO	0.170%	11/7/11 LOC	15,000	15,000
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.640%	11/7/11	1,650	1,650
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	8,900	8,900
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	13,465	13,465
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.170%	11/7/11	13,985	13,985
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	5,580	5,580
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.160%	11/7/11 LOC	4,100	4,100
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.130%	11/7/11	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.140%	11/7/11	28,675	28,675
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.140%	11/7/11	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.140%	11/7/11	1,175	1,175
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.240%	11/7/11	9,720	9,720
				133,540
Vermont (0.0%)
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.190%	11/7/11	3,175	3,175

Virginia (2.3%)
Albemarle County VA Economic Development Authority Hospital Revenue
(Martha Jefferson Hospital) VRDO	0.130%	11/7/11 LOC	6,000	6,000
Alexandria VA Industrial Development Authority Revenue
(Institute for Defense Analyses Project) VRDO	0.140%	11/7/11 LOC	7,885	7,885
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.290%	11/7/11 LOC	53,400	53,400
Capital Beltway Funding Corp. of Virginia Toll Revenue (I-495 Hot Lanes Project) VRDO	0.070%	11/7/11 LOC	5,000	5,000
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.180%	11/7/11 LOC	15,185	15,185
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) VRDO	0.110%	11/7/11	42,100	42,100
Fairfax County VA Industrial Development Authority Revenue (Fairfax Hospital System Inc.) VRDO	0.140%	11/7/11	5,120	5,120
Fairfax County VA Public Improvement GO	5.000%	10/1/12	5,300	5,529
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.130%	11/7/11	19,135	19,135
Hanover County VA Economic Development Authority Revenue (Bon Secours Health System Inc.)
VRDO	0.110%	11/7/11 LOC	17,200	17,200
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.150%	11/7/11 LOC	5,000	5,000
1 Newport News VA GO TOB VRDO	0.130%	11/7/11	10,735	10,735
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	0.410%	4/26/12	12,000	12,000
Norfolk VA GO VRDO	0.130%	11/7/11	22,815	22,815
Peninsula Ports Authority Virginia Health System Revenue (Riverside Health System Project) VRDO	0.170%	11/7/11	30,360	30,360
1 Richmond VA Public Utility Revenue TOB VRDO	0.140%	11/7/11	4,875	4,875
1 Richmond VA Public Utility Revenue TOB VRDO	0.240%	11/7/11	4,990	4,990
Russell County VA Industrial Development Authority Hospital Revenue (STS Health Alliance) VRDO	0.110%	11/7/11 LOC	11,630	11,630
Smyth County VA Industrial Development Authority Hospital Revenue VRDO	0.110%	11/7/11 LOC	5,000	5,000
Stafford County VA Industrial Development Authority Revenue
(VML/VACo Commonwealth Loan Program) VRDO	0.130%	11/7/11 LOC	4,600	4,600
1 University of Virginia Revenue TOB VRDO	0.150%	11/1/11	8,400	8,400
1 University of Virginia Revenue TOB VRDO	0.130%	11/7/11	12,000	12,000
1 University of Virginia Revenue TOB VRDO	0.130%	11/7/11	3,300	3,300

27

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 University of Virginia Revenue TOB VRDO	0.130%	11/7/11	7,510	7,510
1 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program) TOB VRDO	0.130%	11/7/11	12,260	12,260
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.140%	11/7/11	8,715	8,715
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.190%	11/7/11	6,485	6,485
1 Virginia Housing Development Authority Rental Housing Revenue TOB VRDO	0.190%	11/7/11	13,735	13,735
1 Virginia Public Building Authority Facility Revenue TOB VRDO	0.140%	11/7/11	13,650	13,650
Virginia Public Building Authority Facility Revenue VRDO	0.120%	11/7/11	25,000	25,000
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/12	1,325	1,372
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.130%	11/7/11	5,000	5,000
				405,986
Washington (3.1%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.130%	11/7/11	6,200	6,200
1 Chelan County WA Public Utility District No. 1 Consolidated System Revenue TOB VRDO	0.170%	11/7/11	4,475	4,475
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.150%	11/7/11	69,755	69,755
Everett WA Industrial Development Corp. Exempt Facilities Revenue
(Kimberly-Clark Corp. Project) VRDO	0.170%	11/7/11	6,400	6,400
1 King County WA GO TOB VRDO	0.150%	11/1/11	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.130%	11/7/11 LOC	10,185	10,185
1 King County WA Sewer Revenue TOB VRDO	0.140%	11/7/11	4,615	4,615
1 King County WA Sewer Revenue TOB VRDO	0.140%	11/7/11	21,390	21,390
1 King County WA Sewer Revenue TOB VRDO	0.140%	11/7/11	2,100	2,100
1 Port of Seattle WA Revenue TOB VRDO	0.190%	11/7/11	13,795	13,795
1 Port of Seattle WA Revenue TOB VRDO	0.200%	11/7/11	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.240%	11/7/11	7,375	7,375
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.130%	11/7/11	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.140%	11/7/11	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue TOB VRDO	0.140%	11/7/11	5,000	5,000
1 Seattle WA Water System Revenue TOB VRDO	0.130%	11/7/11 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.170%	11/7/11 LOC	12,250	12,250
1 TES Properties Washington Lease Revenue TOB VRDO	0.140%	11/7/11	10,120	10,120
1 University of Washington Revenue TOB VRDO	0.130%	11/7/11 LOC	38,305	38,305
Washington Economic Development Finance Authority Revenue
(Puget Sound Blood Center Project) VRDO	0.130%	11/7/11 LOC	2,760	2,760
1 Washington GO TOB VRDO	0.130%	11/7/11	18,185	18,185
1 Washington GO TOB VRDO	0.130%	11/7/11 LOC	11,030	11,030
1 Washington GO TOB VRDO	0.130%	11/7/11 LOC	8,650	8,650
1 Washington GO TOB VRDO	0.130%	11/7/11	10,545	10,545
1 Washington GO TOB VRDO	0.130%	11/7/11	15,235	15,235
1 Washington GO TOB VRDO	0.140%	11/7/11	21,400	21,400
1 Washington GO TOB VRDO	0.140%	11/7/11	10,000	10,000
1 Washington GO TOB VRDO	0.140%	11/7/11	12,055	12,055
1 Washington GO TOB VRDO	0.140%	11/7/11	7,995	7,995
1 Washington GO TOB VRDO	0.140%	11/7/11	8,325	8,325
1 Washington GO TOB VRDO	0.200%	11/7/11	9,285	9,285
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.140%	11/7/11	15,010	15,010
Washington Health Care Facilities Authority Revenue (Fred Hutchinson Cancer Center) VRDO	0.140%	11/7/11 LOC	11,505	11,505
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.110%	11/7/11 LOC	8,500	8,500
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.140%	11/7/11	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.140%	11/7/11	8,610	8,610
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.140%	11/7/11	9,995	9,995
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.140%	11/7/11	10,800	10,800
Washington Higher Education Facilities Authority Revenue (Bastyr University Project) VRDO	0.110%	11/7/11 LOC	9,500	9,500
Washington Housing Finance Commission Multi-Family Housing Revenue
(Deer Run West Apartments Project) VRDO	0.160%	11/7/11 LOC	5,200	5,200
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.130%	11/7/11 LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.170%	11/7/11 LOC	11,880	11,880
Washington Housing Finance Commission Multi-Family Housing Revenue
(Willow Tree Grove Apartments Project) VRDO	0.200%	11/7/11 LOC	19,840	19,840
Washington Housing Finance Commission Multifamily Housing Revenue
(Canyon Lakes II Project) VRDO	0.170%	11/7/11 LOC	3,980	3,980
Washington Housing Finance Commission Non-profit Housing Revenue
(Rockwood Retirement Communities Program) VRDO	0.130%	11/7/11 LOC	7,700	7,700
				551,955

28

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.6%)
West Virginia Economic Development Authority Pollution Control Revenue
(Ohio Power Co. - Kammer Project) VRDO	0.110%	11/7/11 LOC	25,400	25,400
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.150%	11/7/11 LOC	10,000	10,000
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.130%	11/7/11 LOC	50,410	50,410
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)
VRDO	0.150%	11/7/11 LOC	7,815	7,815
1 West Virginia Housing Development Revenue TOB VRDO	0.190%	11/7/11	3,875	3,875
				97,500
Wisconsin (3.0%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.375%	6/1/12 (Prere.)	1,175	1,215
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	7.000%	6/1/12 (Prere.)	17,500	18,164
Madison WI Area Technical College District GO	3.000%	3/1/12	2,670	2,694
Milwaukee WI GO	2.000%	5/1/12	2,585	2,606
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.140%	11/7/11 LOC	6,210	6,210
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.140%	11/7/11	5,000	5,000
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.150%	11/7/11	12,500	12,500
Wisconsin GO	5.500%	11/1/11	6,275	6,275
Wisconsin GO	5.000%	5/1/12	2,000	2,046
1 Wisconsin GO TOB VRDO	0.130%	11/7/11	12,660	12,660
1 Wisconsin GO TOB VRDO	0.200%	11/7/11	23,600	23,600
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.140%	11/7/11	750	750
1 Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)TOB VRDO	0.150%	11/7/11	2,945	2,945
Wisconsin Health & Educational Facilities Authority Revenue (Concordia University Inc.) VRDO	0.140%	11/7/11 LOC	3,870	3,870
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.150%	11/7/11 LOC	20,000	20,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.150%	11/7/11 LOC	11,375	11,375
Wisconsin Health & Educational Facilities Authority Revenue (Franciscan Sisters) VRDO	0.100%	11/7/11 LOC	4,800	4,800
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.140%	11/7/11 LOC	40,000	40,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group) CP	0.180%	12/5/11	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group) CP	0.180%	1/9/12	5,770	5,770
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) CP	0.150%	11/14/11 LOC	25,530	25,530
Wisconsin Health & Educational Facilities Authority Revenue (St. Norbert College Inc.) VRDO	0.150%	11/7/11 LOC	7,135	7,135
1 Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.200%	11/7/11	4,750	4,750
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.180%	11/7/11	29,685	29,685
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.180%	11/7/11	12,300	12,300
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.240%	11/7/11	5,220	5,220
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.240%	11/7/11	9,890	9,890
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.240%	11/7/11	10,880	10,880
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.240%	11/7/11	5,140	5,140
1 Wisconsin Public Power System Power Supply System Revenue TOB VRDO	0.130%	11/7/11 LOC	10,140	10,140
Wisconsin School Districts Cash Flow Administration Program Revenue	1.000%	10/15/12	6,000	6,035
Wisconsin TRAN	2.000%	6/15/12	206,000	208,265
				527,450
Wyoming (0.5%)
Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.140%	11/7/11 LOC	20,900	20,900
Wyoming Community Development Authority Housing Revenue VRDO	0.140%	11/7/11 LOC	14,000	14,000
Wyoming Student Loan Corp. Student Loan Revenue VRDO	0.120%	11/7/11 LOC	50,000	50,000
				84,900
Total Tax-Exempt Municipal Bonds (Cost $17,143,196)				17,143,196

29

Tax-Exempt Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
3 Vanguard Municipal Cash Management Fund (Cost $487,534)	0.117%	487,534,015	487,534
Total Investments (100.2%) (Cost $17,630,730)			17,630,730
Other Assets and Liabilities (–0.2%)
Other Assets			104,618
Liabilities			(142,026)
			(37,408)
Net Assets (100%)
Applicable to 17,591,527,179 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			17,593,322
Net Asset Value Per Share			$1.00

At October 31, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			17,593,293
Undistributed Net Investment Income			—
Accumulated Net Realized Gains			29
Net Assets			17,593,322

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $6,814,783,000, representing 38.7% of net assets.
2 Adjustable-rate security.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

30

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

31

Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Interest[1]	46,419
Total Income	46,419
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,151
Management and Administrative	19,267
Marketing and Distribution	5,624
Custodian Fees	205
Auditing Fees	23
Shareholders’ Reports	163
Trustees’ Fees and Expenses	18
Total Expenses	30,451
Net Investment Income	15,968
Realized Net Gain (Loss)
on Investment Securities Sold	68
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,036

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,968	26,453
Realized Net Gain (Loss)	68	60
Net Increase (Decrease) in Net Assets Resulting from Operations	16,036	26,513
Distributions
Net Investment Income	(15,968)	(26,453)
Realized Capital Gain	—	—
Total Distributions	(15,968)	(26,453)
Capital Share Transactions (at $1.00)
Issued	17,592,119	15,253,213
Issued in Lieu of Cash Distributions	15,376	25,417
Redeemed	(18,419,340)	(17,293,433)
Net Increase (Decrease) from Capital Share Transactions	(811,845)	(2,014,803)
Total Increase (Decrease)	(811,777)	(2,014,743)
Net Assets
Beginning of Period	18,405,099	20,419,842
End of Period	17,593,322	18,405,099

1 Interest income from an affiliated company of the fund was $1,222,000.
See accompanying Notes, which are an integral part of the Financial Statements.

32

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.006	.026	.036
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.006	.026	.036
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.006)	(.026)	(.036)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.006)	(.026)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.09%	0.14%	0.60%	2.63%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,593	$18,405	$20,420	$23,881	$22,019
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.09%	0.14%	0.61%	2.59%	3.59%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $3,040,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

34

Short-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,209	5,842	45,625
Yield[3]		1.21%	3.15%
Investor Shares	0.51%
Admiral Shares	0.59%
Yield to Maturity	0.7%[4]	1.2%	3.2%
Average Coupon	2.7%	4.8%	4.9%
Average Effective
Maturity	1.2 years	3.0 years 13.4 years
Average Duration	1.1 years	2.6 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	37.7%	—	—

Largest Area Concentrations[6]

Texas		11.5%
New York		10.9
California		9.4
Florida		7.8
Pennsylvania		6.5
Illinois		4.2
Massachusetts		3.9
North Carolina		3.3
New Jersey		3.2
Ohio		2.9
Top Ten		63.6%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.92	0.53
Beta	0.41	0.12

Distribution by Maturity (% of portfolio)

Under 1 Year	57.6%
1–3 Years	27.5
3–5 Years	14.1
Over 5 Years	0.8

Distribution by Credit Quality (% of portfolio)

AAA	21.7%
AA	60.2
A	16.2
BBB	1.5
Not Rated	0.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

35

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	0.92%	2.73%	2.45%	$12,740
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	16,178
Barclays Capital 3 Year Municipal Bond Index	1.95	4.24	3.54	14,160
1–2 Year Municipal Funds Average[1]	1.17	0.48	1.15	11,210

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Admiral Shares	1.00%	2.81%	2.52%	$64,141
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	80,888
Barclays Capital 3 Year Municipal Bond Index	1.95	4.24	3.54	70,802

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

36

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	–0.1%	2.9%	2.8%	4.8%
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3
2009	1.3	2.3	3.6	7.3
2010	0.4	1.4	1.8	3.7
2011	–0.3	1.2	0.9	1.9

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Capital	Income	Total
Investor Shares	9/1/1977	1.06%	2.81%	0.12%	2.37%	2.49%
Admiral Shares	2/12/2001	1.14	2.89	0.12	2.44	2.56

1 Barclays Capital 3 Year Municipal Bond Index.

37

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Interest[1]	164,106
Total Income	164,106
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,234
Management and Administrative—
Investor Shares	4,321
Management and Administrative—
Admiral Shares	6,651
Marketing and Distribution—
Investor Shares	889
Marketing and Distribution—
Admiral Shares	2,642
Custodian Fees	137
Auditing Fees	27
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—Admiral Shares	28
Trustees’ Fees and Expenses	11
Total Expenses	15,999
Net Investment Income	148,107
Realized Net Gain (Loss)
Investment Securities Sold	(1,179)
Futures Contracts	(10,634)
Realized Net Gain (Loss)	(11,813)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(26,876)
Futures Contracts	(861)
Change in Unrealized Appreciation
(Depreciation)	(27,737)
Net Increase (Decrease) in Net Assets
Resulting from Operations	108,557

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,107	166,172
Realized Net Gain (Loss)	(11,813)	(4,661)
Change in Unrealized Appreciation (Depreciation)	(27,737)	50,140
Net Increase (Decrease) in Net Assets Resulting from Operations	108,557	211,651
Distributions
Net Investment Income
Investor Shares	(34,633)	(42,139)
Admiral Shares	(113,474)	(124,033)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(148,107)	(166,172)
Capital Share Transactions
Investor Shares	(447,032)	352,186
Admiral Shares	(272,454)	1,192,139
Net Increase (Decrease) from Capital Share Transactions	(719,486)	1,544,325
Total Increase (Decrease)	(759,036)	1,589,804
Net Assets
Beginning of Period	11,988,637	10,398,833
End of Period	11,229,601	11,988,637

1 Interest income from an affiliated company of the fund was $381,000.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.95	$15.88	$15.68	$15.62	$15.58
Investment Operations
Net Investment Income	.196	.217	.357	.509	.526
Net Realized and Unrealized Gain (Loss)
on Investments	(.050)	.070	.200	.060	.040
Total from Investment Operations	.146	.287	.557	.569	.566
Distributions
Dividends from Net Investment Income	(.196)	(.217)	(.357)	(.509)	(.526)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.196)	(.217)	(.357)	(.509)	(.526)
Net Asset Value, End of Period	$15.90	$15.95	$15.88	$15.68	$15.62

Total Return[1]	0.92%	1.82%	3.59%	3.68%	3.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,668	$3,126	$2,761	$1,319	$1,040
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.36%	2.15%	3.23%	3.37%
Portfolio Turnover Rate	28%	29%	32%	32%	51%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.95	$15.88	$15.68	$15.62	$15.58
Investment Operations
Net Investment Income	.209	.230	.370	.520	.537
Net Realized and Unrealized Gain (Loss)
on Investments	(.050)	.070	.200	.060	.040
Total from Investment Operations	.159	.300	.570	.580	.577
Distributions
Dividends from Net Investment Income	(.209)	(.230)	(.370)	(.520)	(.537)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.209)	(.230)	(.370)	(.520)	(.537)
Net Asset Value, End of Period	$15.90	$15.95	$15.88	$15.68	$15.62

Total Return	1.00%	1.90%	3.67%	3.76%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,561	$8,863	$7,637	$3,723	$3,078
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.44%	2.23%	3.30%	3.44%
Portfolio Turnover Rate	28%	29%	32%	32%	51%

See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at October 31, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $1,943,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

40

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,087,594	—
Temporary Cash Investments	246,823	—	—
Total	246,823	11,087,594	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $18,681,000 to offset future net capital gains of $2,389,000 through October 31, 2014, $2,945,000 through October 31, 2015, $2,332,000 through October 31, 2018, and $11,015,000 through October 31, 2019.

The fund had realized losses totaling $3,907,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2011, the cost of investment securities for tax purposes was $11,228,745,000. Net unrealized appreciation of investment securities for tax purposes was $105,672,000, consisting of unrealized gains of $107,757,000 on securities that had risen in value since their purchase and $2,085,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $1,859,991,000 of investment securities and sold $1,889,128,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,370,297	86,207	2,248,750	141,140
Issued in Lieu of Cash Distributions	27,313	1,719	33,787	2,120
Redeemed	(1,844,642)	(116,057)	(1,930,351)	(121,140)
Net Increase (Decrease)—Investor Shares	(447,032)	(28,131)	352,186	22,120
Admiral Shares
Issued	4,098,267	257,836	5,153,629	323,452
Issued in Lieu of Cash Distributions	91,249	5,741	100,504	6,307
Redeemed	(4,461,970)	(280,758)	(4,061,994)	(254,931)
Net Increase (Decrease)—Admiral Shares	(272,454)	(17,181)	1,192,139	74,828

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

41

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,579	5,842	45,625
Yield[3]		1.21%	3.15%
Investor Shares	1.04%
Admiral Shares	1.12%
Yield to Maturity	1.2%[4]	1.2%	3.2%
Average Coupon	4.0%	4.8%	4.9%
Average Effective
Maturity	2.8 years	3.0 years	13.4 years
Average Duration	2.4 years	2.6 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	16.7%	—	—

Largest Area Concentrations[6]

California		11.5%
New York		11.4
Texas		8.3
Pennsylvania		7.5
New Jersey		6.1
Florida		5.5
Ohio		4.3
Massachusetts		4.0
Washington		3.1
North Carolina		2.9
Top Ten		64.6%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.81	0.69
Beta	0.92	0.34

Distribution by Maturity (% of portfolio)

Under 1 Year	29.4%
1–3 Years	27.5
3–5 Years	23.9
Over 5 Years	19.2

Distribution by Credit Quality (% of portfolio)

AAA	22.2%
AA	54.9
A	19.7
BBB	2.5
BB	0.4
Not Rated	0.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

42

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	1.53%	3.55%	3.16%	$13,652
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	16,178
Barclays Capital 3 Year Municipal Bond Index	1.95	4.24	3.54	14,160
1–5 Year Municipal Funds Average[1]	1.47	2.66	2.56	12,875

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	1.61%	3.62%	3.23%	$68,740
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	80,888
Barclays Capital 3 Year Municipal Bond Index	1.95	4.24	3.54	70,802

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

43

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	0.1%	3.9%	4.0%	4.8%
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3
2009	3.0	2.9	5.9	7.3
2010	1.6	2.4	4.0	3.7
2011	–0.7	2.2	1.5	1.9

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Capital	Income	Total
Investor Shares	8/31/1987	2.00%	3.68%	0.14%	3.11%	3.25%
Admiral Shares	2/12/2001	2.08	3.76	0.14	3.18	3.32

1 Barclays Capital 3 Year Municipal Bond Index.

44

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Interest[1]	341,480
Total Income	341,480
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,492
Management and Administrative—
Investor Shares	4,814
Management and Administrative—
Admiral Shares	8,519
Marketing and Distribution—
Investor Shares	978
Marketing and Distribution—
Admiral Shares	3,204
Custodian Fees	158
Auditing Fees	27
Shareholders’ Reports—Investor Shares	87
Shareholders’ Reports—Admiral Shares	40
Trustees’ Fees and Expenses	13
Total Expenses	19,332
Net Investment Income	322,148
Realized Net Gain (Loss)
Investment Securities Sold	5,865
Futures Contracts	(26,417)
Realized Net Gain (Loss)	(20,552)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(76,345)
Futures Contracts	(1,002)
Change in Unrealized Appreciation
(Depreciation)	(77,347)
Net Increase (Decrease) in Net Assets
Resulting from Operations	224,249

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	322,148	316,180
Realized Net Gain (Loss)	(20,552)	(10,332)
Change in Unrealized Appreciation (Depreciation)	(77,347)	213,147
Net Increase (Decrease) in Net Assets Resulting from Operations	224,249	518,995
Distributions
Net Investment Income
Investor Shares	(69,723)	(79,420)
Admiral Shares	(252,425)	(236,760)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(322,148)	(316,180)
Capital Share Transactions
Investor Shares	(336,064)	361,100
Admiral Shares	1,011,429	1,793,590
Net Increase (Decrease) from Capital Share Transactions	675,365	2,154,690
Total Increase (Decrease)	577,466	2,357,505
Net Assets
Beginning of Period	14,007,765	11,650,260
End of Period	14,585,231	14,007,765

1 Interest income from an affiliated company of the fund was $534,000.
See accompanying Notes, which are an integral part of the Financial Statements.

45

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.15	$10.97	$10.65	$10.73	$10.72
Investment Operations
Net Investment Income	.247	.259	.304	.366	.371
Net Realized and Unrealized Gain
(Loss) on Investments	(.080)	.180	.320	(.080)	.010
Total from Investment Operations	.167	.439	.624	.286	.381
Distributions
Dividends from Net Investment Income	(.247)	(.259)	(.304)	(.366)	(.371)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.247)	(.259)	(.304)	(.366)	(.371)
Net Asset Value, End of Period	$11.07	$11.15	$10.97	$10.65	$10.73

Total Return[1]	1.53%	4.04%	5.92%	2.68%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,123	$3,484	$3,070	$2,094	$1,798
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.24%	2.33%	2.77%	3.38%	3.46%
Portfolio Turnover Rate	14%	14%	11%	23%	32%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.15	$10.97	$10.65	$10.73	$10.72
Investment Operations
Net Investment Income	.256	.268	.313	.374	.378
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.180	.320	(.080)	.010
Total from Investment Operations	.176	.448	.633	.294	.388
Distributions
Dividends from Net Investment Income	(.256)	(.268)	(.313)	(.374)	(.378)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.256)	(.268)	(.313)	(.374)	(.378)
Net Asset Value, End of Period	$11.07	$11.15	$10.97	$10.65	$10.73

Total Return	1.61%	4.12%	6.01%	2.75%	3.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,463	$10,524	$8,580	$5,744	$4,914
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.32%	2.41%	2.85%	3.45%	3.53%
Portfolio Turnover Rate	14%	14%	11%	23%	32%

See accompanying Notes, which are an integral part of the Financial Statements.

46

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at October 31, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $2,525,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

47

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,358,530	—
Temporary Cash Investments	262,028	—	—
Total	262,028	14,358,530	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $114,519,000 to offset future net capital gains of $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,710,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,261,000 through October 31, 2019. Capital loss carryforwards of $31,765,000 expired on October 31, 2011; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

The fund had realized losses totaling $13,303,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2011, the cost of investment securities for tax purposes was $14,266,032,000. Net unrealized appreciation of investment securities for tax purposes was $354,526,000, consisting of unrealized gains of $364,289,000 on securities that had risen in value since their purchase and $9,763,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $2,480,122,000 of investment securities and sold $1,575,442,000 of investment securities, other than temporary cash investments.

48

Limited-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,247,080	112,781	1,896,854	171,199
Issued in Lieu of Cash Distributions	58,012	5,249	66,725	6,015
Redeemed	(1,641,156)	(148,494)	(1,602,479)	(144,551)
Net Increase (Decrease)—Investor Shares	(336,064)	(30,464)	361,100	32,663
Admiral Shares
Issued	4,545,031	411,131	4,506,223	406,643
Issued in Lieu of Cash Distributions	196,859	17,808	187,512	16,902
Redeemed	(3,730,461)	(337,754)	(2,900,145)	(261,548)
Net Increase (Decrease)—Admiral Shares	1,011,429	91,185	1,793,590	161,997

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	3,072	4,833	45,625
Yield[3]		2.37%	3.15%
Investor Shares	2.55%
Admiral Shares	2.63%
Yield to Maturity	2.7%[4]	2.4%	3.2%
Average Coupon	4.5%	4.9%	4.9%
Average Effective
Maturity	5.7 years	7.0 years	13.4 years
Average Duration	5.4 years	5.0 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	7.2%	—	—

Largest Area Concentrations[6]

New York		14.3%
California		12.7
Texas		8.3
Florida		7.2
New Jersey		6.0
Illinois		5.8
Massachusetts		4.3
Pennsylvania		3.6
Ohio		3.4
Georgia		2.8
Top Ten		68.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.83	0.96
Beta	0.88	0.94

Distribution by Maturity (% of portfolio)

Under 1 Year	13.5%
1–5 Years	27.7
5–10 Years	51.6
10–20 Years	7.1
20–30 Years	0.1

Distribution by Credit Quality (% of portfolio)

AAA	14.5%
AA	52.4
A	27.8
BBB	4.0
BB	0.9
Not Rated	0.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 7 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

50

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	3.35%	4.54%	4.27%	$15,196
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	16,178
Barclays Capital 7 Year Municipal Bond Index	4.11	5.72	5.08	16,412
Intermediate Municipal Funds Average[1]	2.91	3.96	3.77	14,477

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	3.43%	4.62%	4.35%	$76,516
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	80,888
Barclays Capital 7 Year Municipal Bond Index	4.11	5.72	5.08	82,062

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

51

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	–0.2%	4.6%	4.4%	6.3%
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9
2009	6.3	4.2	10.5	10.7
2010	3.1	3.8	6.9	8.5
2011	–0.4	3.7	3.3	4.1

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	3.35%	4.72%	0.26%	4.14%	4.40%
Admiral Shares	2/12/2001	3.43	4.80	0.26	4.21	4.47

1 Barclays Capital 7 Year Municipal Bond Index.

52

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Interest[1]	1,128,536
Total Income	1,128,536
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,118
Management and Administrative—
Investor Shares	10,413
Management and Administrative—
Admiral Shares	18,661
Marketing and Distribution—
Investor Shares	2,182
Marketing and Distribution—
Admiral Shares	5,515
Custodian Fees	328
Auditing Fees	29
Shareholders’ Reports—Investor Shares	180
Shareholders’ Reports—Admiral Shares	91
Trustees’ Fees and Expenses	30
Total Expenses	40,547
Net Investment Income	1,087,989
Realized Net Gain (Loss)
Investment Securities Sold	(16,975)
Futures Contracts	(54,200)
Realized Net Gain (Loss)	(71,175)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(84,357)
Futures Contracts	(2,208)
Change in Unrealized Appreciation
(Depreciation)	(86,565)
Net Increase (Decrease) in Net Assets
Resulting from Operations	930,249

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,087,989	1,053,468
Realized Net Gain (Loss)	(71,175)	137,253
Change in Unrealized Appreciation (Depreciation)	(86,565)	729,290
Net Increase (Decrease) in Net Assets Resulting from Operations	930,249	1,920,011
Distributions
Net Investment Income
Investor Shares	(248,975)	(291,138)
Admiral Shares	(839,014)	(762,330)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,087,989)	(1,053,468)
Capital Share Transactions
Investor Shares	(1,280,710)	350,640
Admiral Shares	1,539,350	3,829,124
Net Increase (Decrease) from Capital Share Transactions	258,640	4,179,764
Total Increase (Decrease)	100,900	5,046,307
Net Assets
Beginning of Period	30,822,755	25,776,448
End of Period	30,923,655	30,822,755

1 Interest income from an affiliated company of the fund was $493,000.
See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.80	$13.38	$12.59	$13.18	$13.37
Investment Operations
Net Investment Income	.494	.495	.514	.535	.548
Net Realized and Unrealized Gain (Loss)
on Investments	(.050)	.420	.790	(.590)	(.190)
Total from Investment Operations	.444	.915	1.304	(.055)	.358
Distributions
Dividends from Net Investment Income	(.494)	(.495)	(.514)	(.535)	(.548)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.494)	(.495)	(.514)	(.535)	(.548)
Net Asset Value, End of Period	$13.75	$13.80	$13.38	$12.59	$13.18

Total Return[1]	3.35%	6.95%	10.51%	–0.49%	2.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,783	$8,122	$7,525	$5,524	$4,851
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.66%	3.63%	3.91%	4.08%	4.14%
Portfolio Turnover Rate	15%	20%	19%	23%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.80	$13.38	$12.59	$13.18	$13.37
Investment Operations
Net Investment Income	.505	.506	.524	.544	.557
Net Realized and Unrealized Gain (Loss)
on Investments	(.050)	.420	.790	(.590)	(.190)
Total from Investment Operations	.455	.926	1.314	(.046)	.367
Distributions
Dividends from Net Investment Income	(.505)	(.506)	(.524)	(.544)	(.557)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.505)	(.506)	(.524)	(.544)	(.557)
Net Asset Value, End of Period	$13.75	$13.80	$13.38	$12.59	$13.18

Total Return	3.43%	7.03%	10.60%	–0.42%	2.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,140	$22,701	$18,251	$13,338	$11,484
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.74%	3.71%	3.99%	4.15%	4.21%
Portfolio Turnover Rate	15%	20%	19%	23%	12%

See accompanying Notes, which are an integral part of the Financial Statements.

54

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contacts at October 31, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $5,350,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

55

Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	30,446,851	—
Temporary Cash Investments	412,442	—	—
Total	412,442	30,446,851	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $68,629,000 to offset future net capital gains of $14,677,000 through October 31, 2017, and $53,952,000 through October 31, 2019.

The fund had realized losses totaling $50,457,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2011, the cost of investment securities for tax purposes was $29,645,798,000. Net unrealized appreciation of investment securities for tax purposes was $1,213,495,000, consisting of unrealized gains of $1,282,902,000 on securities that had risen in value since their purchase and $69,407,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $4,870,640,000 of investment securities and sold $4,029,010,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,181,878	161,869	3,074,387	225,980
Issued in Lieu of Cash Distributions	187,555	13,907	226,976	16,648
Redeemed	(3,650,143)	(270,932)	(2,950,723)	(216,456)
Net Increase (Decrease)—Investor Shares	(1,280,710)	(95,156)	350,640	26,172
Admiral Shares
Issued	7,338,197	544,019	7,161,127	526,019
Issued in Lieu of Cash Distributions	605,567	44,870	548,722	40,236
Redeemed	(6,404,414)	(477,987)	(3,880,725)	(285,077)
Net Increase (Decrease)—Admiral Shares	1,539,350	110,902	3,829,124	281,178

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

56

Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	884	8,812	45,625
Yield[3]		2.99%	3.15%
Investor Shares	3.23%
Admiral Shares	3.31%
Yield to Maturity	3.3%[4]	3.0%	3.2%
Average Coupon	4.4%	4.8%	4.9%
Average Effective
Maturity	7.3 years	10.0 years	13.4 years
Average Duration	6.6 years	6.7 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	6.9%	—	—

Largest Area Concentrations[6]

California		16.4%
New York		12.3
Texas		7.7
Illinois		7.1
Florida		7.0
New Jersey		5.0
Massachusetts		4.2
Pennsylvania		3.5
Colorado		2.7
South Carolina		2.5
Top Ten		68.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.80	0.97
Beta	0.87	1.11

Distribution by Maturity (% of portfolio)

Under 1 Year	11.7%
1–5 Years	22.2
5–10 Years	52.5
10–20 Years	8.4
20–30 Years	3.8
Over 30 Years	1.4

Distribution by Credit Quality (% of portfolio)

AAA	14.3%
AA	47.9
A	26.6
BBB	9.2
BB	0.7
B or Lower	0.2
Not Rated	1.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

57

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
One Year		Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares	3.29%	4.18%	4.52%	$15,563
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	16,178
Barclays Capital 10 Year Municipal Bond Index	4.78	5.62	5.26	16,697
General Municipal Funds Average[1]	2.78	3.30	3.80	14,515

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	3.37%	4.26%	4.60%	$78,358
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	80,888
Barclays Capital 10 Year Municipal Bond Index	4.78	5.62	5.26	83,486

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

58

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011

				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	0.1%	4.9%	5.0%	6.2%
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6
2009	8.2	5.1	13.3	12.4
2010	3.0	4.5	7.5	8.8
2011	–1.1	4.4	3.3	4.8

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	3.39%	4.39%	0.04%	4.65%	4.69%
Admiral Shares	2/12/2001	3.48	4.47	0.04	4.72	4.76

1 Barclays Capital 10 Year Municipal Bond Index.

59

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Interest[1]	320,350
Total Income	320,350
Expenses
The Vanguard Group—Note B
Investment Advisory Services	766
Management and Administrative—
Investor Shares	1,682
Management and Administrative—
Admiral Shares	5,035
Marketing and Distribution—
Investor Shares	388
Marketing and Distribution—
Admiral Shares	1,343
Custodian Fees	86
Auditing Fees	29
Shareholders’ Reports—Investor Shares	46
Shareholders’ Reports—Admiral Shares	28
Trustees’ Fees and Expenses	8
Total Expenses	9,411
Net Investment Income	310,939
Realized Net Gain (Loss)
Investment Securities Sold	(9,438)
Futures Contracts	(13,545)
Realized Net Gain (Loss)	(22,983)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(88,005)
Futures Contracts	(572)
Change in Unrealized Appreciation
(Depreciation)	(88,577)
Net Increase (Decrease) in Net Assets
Resulting from Operations	199,379

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	310,939	332,437
Realized Net Gain (Loss)	(22,983)	25,627
Change in Unrealized Appreciation (Depreciation)	(88,577)	204,704
Net Increase (Decrease) in Net Assets Resulting from Operations	199,379	562,768
Distributions
Net Investment Income
Investor Shares	(48,270)	(73,763)
Admiral Shares	(262,669)	(258,674)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(310,939)	(332,437)
Capital Share Transactions
Investor Shares	(487,223)	(204,738)
Admiral Shares	(126,952)	635,848
Net Increase (Decrease) from Capital Share Transactions	(614,175)	431,110
Total Increase (Decrease)	(725,735)	661,441
Net Assets
Beginning of Period	7,976,642	7,315,201
End of Period	7,250,907	7,976,642

1 Interest income from an affiliated company of the fund was $217,000.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.25	$10.92	$10.09	$11.09	$11.34
Investment Operations
Net Investment Income	.468	.475	.487	.497	.512
Net Realized and Unrealized Gain (Loss)
on Investments	(.120)	.330	.830	(1.000)	(.250)
Total from Investment Operations	.348	.805	1.317	(.503)	.262
Distributions
Dividends from Net Investment Income	(.468)	(.475)	(.487)	(.497)	(.512)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.468)	(.475)	(.487)	(.497)	(.512)
Net Asset Value, End of Period	$11.13	$11.25	$10.92	$10.09	$11.09

Total Return[1]	3.29%	7.52%	13.32%	–4.74%	2.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,100	$1,615	$1,768	$686	$653
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.33%	4.28%	4.59%	4.56%	4.57%
Portfolio Turnover Rate	19%	23%	15%	26%	13%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.25	$10.92	$10.09	$11.09	$11.34
Investment Operations
Net Investment Income	.477	.484	.495	.504	.520
Net Realized and Unrealized Gain (Loss)
on Investments	(.120)	.330	.830	(1.000)	(.250)
Total from Investment Operations	.357	.814	1.325	(.496)	.270
Distributions
Dividends from Net Investment Income	(.477)	(.484)	(.495)	(.504)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.477)	(.484)	(.495)	(.504)	(.520)
Net Asset Value, End of Period	$11.13	$11.25	$10.92	$10.09	$11.09

Total Return	3.37%	7.61%	13.41%	–4.68%	2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,150	$6,361	$5,547	$2,180	$1,962
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.41%	4.36%	4.67%	4.63%	4.64%
Portfolio Turnover Rate	19%	23%	15%	26%	13%

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at October 31, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $1,259,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

62

Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,086,832	—
Temporary Cash Investments	144,922	—	—
Total	144,922	7,086,832	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $53,436,000 to offset future net capital gains of $21,275,000 through October 31, 2016, $12,877,000 through October 31, 2017, and $19,284,000 through October 31, 2019.

The fund had realized losses totaling $33,914,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2011, the cost of investment securities for tax purposes was $6,953,637,000. Net unrealized appreciation of investment securities for tax purposes was $278,117,000, consisting of unrealized gains of $336,516,000 on securities that had risen in value since their purchase and $58,399,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $1,279,976,000 of investment securities and sold $1,896,700,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	264,077	24,274	446,803	40,359
Issued in Lieu of Cash Distributions	37,743	3,480	57,444	5,179
Redeemed	(789,043)	(72,463)	(708,985)	(63,888)
Net Increase (Decrease)—Investor Shares	(487,223)	(44,709)	(204,738)	(18,350)
Admiral Shares
Issued	1,346,792	123,816	1,474,526	133,038
Issued in Lieu of Cash Distributions	168,689	15,548	169,860	15,309
Redeemed	(1,642,433)	(152,196)	(1,008,538)	(91,050)
Net Increase (Decrease)—Admiral Shares	(126,952)	(12,832)	635,848	57,297

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

63

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	768	8,812	45,625
Yield[3]		2.99%	3.15%
Investor Shares	3.70%
Admiral Shares	3.78%
Yield to Maturity	3.9%[4]	3.0%	3.2%
Average Coupon	4.5%	4.8%	4.9%
Average Effective
Maturity	8.5 years	10.0 years	13.4 years
Average Duration	6.7 years	6.7 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	7.9%	—	—

Largest Area Concentrations[6]

California		16.8%
New York		10.9
Texas		8.7
New Jersey		6.3
Florida		6.0
Illinois		5.8
Pennsylvania		3.9
Massachusetts		3.1
Puerto Rico		3.0
Colorado		3.0
Top Ten		67.5%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.59	0.83
Beta	0.86	1.19

Distribution by Maturity (% of portfolio)

Under 1 Year	13.9%
1–5 Years	16.6
5–10 Years	49.8
10–20 Years	10.4
20–30 Years	7.2
Over 30 Years	2.1

Distribution by Credit Quality (% of portfolio)

AAA	8.0%
AA	32.7
A	35.3
BBB	15.6
BB	2.6
B or Lower	1.7
Not Rated	4.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

64

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	3.26%	4.06%	4.67%	$15,786
Barclays Capital Municipal Bond Index	3.78	4.80	4.93	16,178
Barclays Capital 10 Year Municipal Bond Index	4.78	5.62	5.26	16,697
High-Yield Municipal Funds Average[1]	1.62	1.34	3.53	14,143

				Final Value
			Since	of a $50,000
	One Year	Five Years	Inception[2]	Investment
High-Yield Tax-Exempt Fund Admiral Shares	3.34%	4.14%	4.68%	$78,894
Barclays Capital Municipal Bond Index	3.78	4.80	4.89	80,504
Barclays Capital 10 Year Municipal Bond Index	4.78	5.62	5.28	83,466

1 Derived from data provided by Lipper Inc.
2 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.
See Financial Highlights for dividend and capital gains information.

65

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	–1.7%	5.4%	3.7%	6.2%
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6
2009	10.4	5.7	16.1	12.4
2010	4.0	4.8	8.8	8.8
2011	–1.3	4.6	3.3	4.8

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	3.37%	4.26%	–0.09%	4.86%	4.77%
Admiral Shares	11/12/2001	3.45	4.34	–0.17[2]	4.92[2]	4.75[2]

1 Barclays Capital 10 Year Municipal Bond Index.
2 Return since inception.

66

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Interest[1]	285,854
Total Income	285,854
Expenses
The Vanguard Group—Note B
Investment Advisory Services	653
Management and Administrative—
Investor Shares	1,989
Management and Administrative—
Admiral Shares	3,943
Marketing and Distribution—
Investor Shares	453
Marketing and Distribution—
Admiral Shares	1,088
Custodian Fees	77
Auditing Fees	29
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	6
Total Expenses	8,320
Net Investment Income	277,534
Realized Net Gain (Loss)
Investment Securities Sold	(28,267)
Futures Contracts	(11,461)
Realized Net Gain (Loss)	(39,728)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(93,107)
Futures Contracts	(510)
Change in Unrealized Appreciation
(Depreciation)	(93,617)
Net Increase (Decrease) in Net Assets
Resulting from Operations	144,189

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	277,534	303,602
Realized Net Gain (Loss)	(39,728)	(4,220)
Change in Unrealized Appreciation (Depreciation)	(93,617)	268,658
Net Increase (Decrease) in Net Assets Resulting from Operations	144,189	568,040
Distributions
Net Investment Income
Investor Shares	(60,480)	(85,773)
Admiral Shares	(217,054)	(217,829)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(277,534)	(303,602)
Capital Share Transactions
Investor Shares	(482,724)	(107,642)
Admiral Shares	(323,161)	595,219
Net Increase (Decrease) from Capital Share Transactions	(805,885)	487,577
Total Increase (Decrease)	(939,230)	752,015
Net Assets
Beginning of Period	7,090,869	6,338,854
End of Period	6,151,639	7,090,869

1 Interest income from an affiliated company of the fund was $176,000.
See accompanying Notes, which are an integral part of the Financial Statements.

67

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.67	$10.26	$9.29	$10.62	$10.91
Investment Operations
Net Investment Income	.465	.470	.483	.494	.497
Net Realized and Unrealized Gain (Loss)
on Investments	(.140)	.410	.970	(1.330)	(.290)
Total from Investment Operations	.325	.880	1.453	(.836)	.207
Distributions
Dividends from Net Investment Income	(.465)	(.470)	(.483)	(.494)	(.497)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.465)	(.470)	(.483)	(.494)	(.497)
Net Asset Value, End of Period	$10.53	$10.67	$10.26	$9.29	$10.62

Total Return[1]	3.26%	8.76%	16.09%	–8.20%	1.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,339	$1,861	$1,892	$1,660	$1,965
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.54%	4.49%	4.99%	4.78%	4.61%
Portfolio Turnover Rate	19%	19%	23%	24%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.67	$10.26	$9.29	$10.62	$10.91
Investment Operations
Net Investment Income	.473	.479	.491	.501	.505
Net Realized and Unrealized Gain (Loss)
on Investments	(.140)	.410	.970	(1.330)	(.290)
Total from Investment Operations	.333	.889	1.461	(.829)	.215
Distributions
Dividends from Net Investment Income	(.473)	(.479)	(.491)	(.501)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.473)	(.479)	(.491)	(.501)	(.505)
Net Asset Value, End of Period	$10.53	$10.67	$10.26	$9.29	$10.62

Total Return	3.34%	8.85%	16.18%	–8.14%	2.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,813	$5,230	$4,447	$3,769	$4,256
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.62%	4.57%	5.07%	4.85%	4.68%
Portfolio Turnover Rate	19%	19%	23%	24%	22%

See accompanying Notes, which are an integral part of the Financial Statements.

68

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at October 31, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $1,069,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

69

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,087,316	—
Temporary Cash Investments	93,614	—	—
Total	93,614	6,087,316	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $183,878,000 to offset future net capital gains of $21,859,000 through October 31, 2015, $20,927,000 through October 31, 2016, $96,270,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. Capital loss carryforwards of $49,222,000 expired on October 31, 2011; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

The fund had realized losses totaling $8,589,000 through October 31, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2011, the cost of investment securities for tax purposes was $6,028,959,000. Net unrealized appreciation of investment securities for tax purposes was $151,971,000, consisting of unrealized gains of $248,290,000 on securities that had risen in value since their purchase and $96,319,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $1,102,295,000 of investment securities and sold $1,985,573,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	348,378	33,917	614,114	58,756
Issued in Lieu of Cash Distributions	47,006	4,586	66,925	6,392
Redeemed	(878,108)	(85,633)	(788,681)	(75,234)
Net Increase (Decrease)—Investor Shares	(482,724)	(47,130)	(107,642)	(10,086)
Admiral Shares
Issued	1,113,305	108,266	1,419,487	135,477
Issued in Lieu of Cash Distributions	144,013	14,052	147,277	14,061
Redeemed	(1,580,479)	(155,217)	(971,545)	(92,974)
Net Increase (Decrease)—Admiral Shares	(323,161)	(32,899)	595,219	56,564

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

70

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund: In our opinion, the statement of net assets appearing herein and the accompanying statements of net assets appearing in the insert to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (constituting six separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2011

Special 2011 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

72

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2011	10/31/2011	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.19	$0.81
Short-Term
Investor Shares	1,000.00	1,007.17	1.01
Admiral Shares	1,000.00	1,007.58	0.61
Limited-Term
Investor Shares	1,000.00	1,014.56	1.02
Admiral Shares	1,000.00	1,014.97	0.61
Intermediate-Term
Investor Shares	1,000.00	1,045.52	1.03
Admiral Shares	1,000.00	1,045.94	0.62
Long-Term
Investor Shares	1,000.00	1,060.32	1.04
Admiral Shares	1,000.00	1,060.75	0.62
High-Yield
Investor Shares	1,000.00	1,065.89	1.04
Admiral Shares	1,000.00	1,066.32	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.40	$0.82
Short-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Limited-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Intermediate-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Long-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
High-Yield
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.16%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

73

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Corporate	Glenn Booraem
Born 1957. Trustee Since July 2009. Chairman of the	Vice President and Chief Global Diversity Officer	Born 1967. Controller Since July 2010. Principal
Board. Principal Occupation(s) During the Past Five	(retired 2008) and Member of the Executive	Occupation(s) During the Past Five Years: Principal
Years: Chairman of the Board of The Vanguard Group,	Committee (1997–2008) of Johnson & Johnson	of The Vanguard Group, Inc.; Controller of each of
Inc., and of each of the investment companies served	(pharmaceuticals/consumer products); Director of	the investment companies served by The Vanguard
by The Vanguard Group, since January 2010; Director	Skytop Lodge Corporation (hotels), the University	Group since 2010; Assistant Controller of each of
of The Vanguard Group since 2008; Chief Executive	Medical Center at Princeton, the Robert Wood	the investment companies served by The Vanguard
Officer and President of The Vanguard Group and of	Johnson Foundation, and the Center for Work Life	Group (2001–2010).
each of the investment companies served by The	Policy; Member of the Advisory Board of the
Vanguard Group since 2008; Director of Vanguard	Maxwell School of Citizenship and Public Affairs	Thomas J. Higgins
Marketing Corporation; Managing Director of The	at Syracuse University.	Born 1957. Chief Financial Officer Since September
Vanguard Group (1995–2008).		2008. Principal Occupation(s) During the Past Five
	F. Joseph Loughrey	Years: Principal of The Vanguard Group, Inc.; Chief
	Born 1949. Trustee Since October 2009. Principal	Financial Officer of each of the investment companies
Independent Trustees	Occupation(s) During the Past Five Years: President	served by The Vanguard Group since 2008; Treasurer
	and Chief Operating Officer (retired 2009) and Vice	of each of the investment companies served by The
Emerson U. Fullwood	Chairman of the Board (2008–2009) of Cummins Inc.	Vanguard Group (1998–2008).
Born 1948. Trustee Since January 2008. Principal	(industrial machinery); Director of SKF AB (industrial
Occupation(s) During the Past Five Years: Executive	machinery), Hillenbrand, Inc. (specialized consumer	Kathryn J. Hyatt
Chief Staff and Marketing Officer for North America	services), the Lumina Foundation for Education, and	Born 1955. Treasurer Since November 2008. Principal
and Corporate Vice President (retired 2008) of Xerox	Oxfam America; Chairman of the Advisory Council	Occupation(s) During the Past Five Years: Principal
Corporation (document management products and	for the College of Arts and Letters and Member	of The Vanguard Group, Inc.; Treasurer of each of
services); Executive in Residence and 2010	of the Advisory Board to the Kellogg Institute for	the investment companies served by The Vanguard
Distinguished Minett Professor at the Rochester	International Studies at the University of Notre Dame.	Group since 2008; Assistant Treasurer of each of the
Institute of Technology; Director of SPX Corporation		investment companies served by The Vanguard Group
(multi-industry manufacturing), the United Way of	André F. Perold	(1988–2008).
Rochester, Amerigroup Corporation (managed health	Born 1952. Trustee Since December 2004. Principal
care), the University of Rochester Medical Center,	Occupation(s) During the Past Five Years: George	Heidi Stam
Monroe Community College Foundation, and North	Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Carolina A&T University.	Business School (retired July 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
	Officer and co-Managing Partner of HighVista	Director of The Vanguard Group, Inc., since 2006;
Rajiv L. Gupta	Strategies LLC (private investment firm); Director of	General Counsel of The Vanguard Group since 2005;
Born 1945. Trustee Since December 2001.[2]	Rand Merchant Bank; Overseer of the Museum of	Secretary of The Vanguard Group and of each of the
Principal Occupation(s) During the Past Five Years:	Fine Arts Boston.	investment companies served by The Vanguard Group
Chairman and Chief Executive Officer (retired 2009)		since 2005; Director and Senior Vice President of
and President (2006–2008) of Rohm and Haas Co.	Alfred M. Rankin, Jr.	Vanguard Marketing Corporation since 2005;
(chemicals); Director of Tyco International, Ltd.	Born 1941. Trustee Since January 1993. Principal	Principal of The Vanguard Group (1997–2006).
(diversified manufacturing and services) and Hewlett-	Occupation(s) During the Past Five Years: Chairman,
Packard Co. (electronic computer manufacturing);	President, and Chief Executive Officer of NACCO
Senior Advisor at New Mountain Capital; Trustee	Industries, Inc. (forklift trucks/housewares/lignite);	Vanguard Senior Management Team
of The Conference Board; Member of the Board of	Director of Goodrich Corporation (industrial products/
Managers of Delphi Automotive LLP (automotive	aircraft systems and services) and the National	R. Gregory Barton	Chris D. McIsaac
components) .	Association of Manufacturers; Chairman of the	Mortimer J. Buckley	Michael S. Miller
	Federal Reserve Bank of Cleveland; Vice Chairman	Kathleen C. Gubanich	James M. Norris
Amy Gutmann	of University Hospitals of Cleveland; President of	Paul A. Heller	Glenn W. Reed
Born 1949. Trustee Since June 2006. Principal	the Board of The Cleveland Museum of Art.	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.	Peter F. Volanakis
Browne Distinguished Professor of Political Science	Born 1955. Trustee Since July 2009. Principal	Chairman Emeritus and Senior Advisor
in the School of Arts and Sciences with secondary	Occupation(s) During the Past Five Years: President
appointments at the Annenberg School for Commu-	and Chief Operating Officer (retired 2010) of Corning	John J. Brennan
nication and the Graduate School of Education	Incorporated (communications equipment); Director of	Chairman, 1996–2009
of the University of Pennsylvania; Director of	Corning Incorporated (2000–2010) and Dow Corning	Chief Executive Officer and President, 1996–2008
Carnegie Corporation of New York, Schuylkill River	(2001–2010); Overseer of the Amos Tuck School of
Development Corporation, and Greater Philadelphia	Business Administration at Dartmouth College.
Chamber of Commerce; Trustee of the National		Founder
Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.		John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122011

Vanguard® Municipal Bond Funds

Statement of Net Assets
As of October 31, 2011

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	23
Intermediate-Term Tax-Exempt Fund	51
Long-Term Tax-Exempt Fund	100
High-Yield Tax-Exempt Fund	116
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (1.1%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/11	7,500	7,530
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	3,500	3,583
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	4,000	4,094
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12	21,510	22,590
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	11,760	12,549
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	7,500	8,003
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/14	8,000	8,834
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.170%	11/7/11	12,360	12,360
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	11/7/11	6,375	6,375
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	1.000%	11/15/11	18,600	18,602
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	1.000%	12/1/11	9,200	9,202
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/12	1,000	1,009
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,785
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,388
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,729
				122,633
Alaska (0.5%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.170%	11/7/11	25,870	25,870
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/12	1,800	1,833
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15	3,000	3,339
Anchorage AK GO	5.500%	7/1/12 (Prere.)	5,680	5,878
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,805
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,609
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	11,113
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,223
				53,670
Arizona (1.2%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.100%	11/7/11 LOC	10,510	10,510
Arizona COP	5.000%	10/1/12 (4)	1,000	1,039
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/12	3,000	3,022
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16	5,000	5,601
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.160%	11/7/11	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,493
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,158
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,375

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.140%	11/7/11	7,260	7,260
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/13	1,105	1,200
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	4.000%	7/1/12	4,985	5,099
1 Mesa AZ Utility System Revenue TOB VRDO	0.150%	11/7/11 (4)	7,500	7,500
1 Mesa AZ Utility System Revenue TOB VRDO	0.150%	11/7/11 (4)	8,250	8,250
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.240%	11/7/11	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.290%	11/7/11	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.140%	11/7/11	4,500	4,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.140%	11/7/11	6,285	6,285
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	3.000%	10/1/13	780	808
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	4.000%	10/1/14	1,175	1,255
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/15	1,750	1,954
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16	2,120	2,376
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.750%	12/1/11	25,000	24,995
				139,010
California (9.4%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Valley Christian Schools) VRDO	0.140%	11/7/11 LOC	21,600	21,600
California Department of Water Resources Power Supply Revenue	3.000%	5/1/12	6,535	6,624
California Department of Water Resources Power Supply Revenue	4.000%	5/1/12	2,000	2,037
California Department of Water Resources Power Supply Revenue	5.000%	5/1/12	22,130	22,653
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12 (Prere.)	35,000	36,360
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	15,000	16,580
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	13,750	15,575
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,500	16,683
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,694
California Economic Recovery Bonds GO	5.250%	7/1/13 (ETM)	975	1,053
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,104
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	11,930
California Educational Facilities Authority Revenue (St. Mary’s College of California) VRDO	0.190%	11/7/11 LOC	17,045	17,045
California GO	5.000%	3/1/13	2,500	2,640
California GO	5.000%	4/1/13	2,205	2,335
California GO	5.000%	6/1/13	2,025	2,158
California GO	4.000%	11/1/14	2,650	2,863
California GO	5.000%	11/1/15	1,600	1,799
California GO	5.000%	9/1/16	8,000	9,051
California GO	5.000%	9/1/16	1,465	1,658
California GO	5.000%	10/1/16	12,070	13,674
California GO	5.000%	9/1/17	4,250	4,816
California GO	5.000%	10/1/17	35,000	39,675
1 California GO TOB VRDO	0.290%	11/7/11 (4)	15,925	15,925
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	15,240	15,690
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,355
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,510
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,804
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.140%	11/7/11	22,685	22,685
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.140%	11/7/11	20,885	20,885
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	2,500	2,702
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13	20,000	20,574
California Municipal Finance Authority (Community Hospitals of
Central California Obligated Group) COP	5.000%	2/1/13	1,160	1,191
California Municipal Finance Authority (Community Hospitals of
Central California Obligated Group) COP	5.000%	2/1/13	2,000	2,053
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/14	1,845	1,933
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15	2,120	2,236
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.900%	1/3/12	20,000	19,998
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,121
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.125%	11/1/11	2,500	2,500
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/12	5,000	5,121
California Public Works Board Lease Revenue (Department of Corrections)	2.000%	10/1/12	4,790	4,838
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/14	8,375	8,910
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14	4,000	4,378
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15	3,000	3,200
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16	3,070	3,258

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,311
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,000	10,915
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	74,000	78,780
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital) VRDO	0.090%	11/7/11 LOC	13,200	13,200
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	4.000%	7/1/12	650	664
1 Desert CA Community College District GO TOB VRDO	0.140%	11/7/11	14,340	14,340
1 East Bay CA Municipal Utility District Waste Water System Revenue TOB VRDO	0.140%	11/7/11	10,475	10,475
1 East Side CA Union High School District GO TOB VRDO	1.640%	11/7/11	23,805	23,805
Eastern California Municipal Water District Water& Sewer Revenue VRDO	0.110%	11/7/11	15,850	15,850
Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	20,667
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,188
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	44,730	48,188
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,500	12,389
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,396
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,285
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	19,490	21,380
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33 (Prere.)	15,485	16,651
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	11/7/11	15,335	15,335
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.220%	11/7/11	11,455	11,455
3 Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,959
1 Los Angeles CA Unified School District GO TOB VRDO	0.140%	11/7/11	6,700	6,700
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/12	5,500	5,673
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,662
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.250%	7/1/16 (4)	5,000	5,069
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15	10,850	12,156
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,919
2 Metropolitan Water District of Southern California Revenue PUT	0.290%	6/1/13	5,000	4,977
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,099
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,124
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,529
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/13	2,500	2,616
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/14	1,000	1,067
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,730
1 Peralta CA Community College District Revenue TOB VRDO	0.140%	11/7/11 (4)	7,715	7,715
1 Peralta CA Community College District Revenue TOB VRDO	0.160%	11/7/11 (4)	15,000	15,000
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/12	500	515
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/14	600	657
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	6,000	6,347
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/14	3,205	3,459
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	2,965	3,228
San Bernardino County CA Transportation Authority Sales Tax RAN	5.000%	5/1/12	15,000	15,351
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/14	6,000	6,614
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,578
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	4,435	4,948
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	23,928
San Francisco CA City & County International Airport Revenue PUT	2.250%	12/4/12	29,755	30,250
San Francisco CA City & County International Airport Revenue VRDO	0.100%	11/7/11 LOC	12,500	12,500
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.140%	11/7/11 (13)	5,000	5,000
Southern California Public Power Authority Revenue (Transmission Project) VRDO	0.120%	11/7/11 (4)	43,000	43,000
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,458
				1,058,576
Colorado (2.6%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,544
Colorado Department of Transportation RAN	5.250%	6/15/12 (14)	21,350	22,000
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.180%	11/1/11 LOC	3,400	3,400
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	2.000%	2/1/13	18,250	18,526
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,294
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/8/12	4,225	4,417
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	13,020
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,106
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13	6,990	7,619
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.150%	11/1/11	1,795	1,795
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.160%	11/7/11	10,000	10,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.130%	11/7/11	47,700	47,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	5,165	5,408
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	1,605	1,681
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	8,615	9,257
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	3,510	3,772
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	3,500	3,864

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	1,945	2,147
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.130%	11/7/11	20,705	20,705
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.130%	11/7/11	44,200	44,200
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,505
2 E-470 Public Highway Authority Colorado Revenue PUT	2.860%	9/14/14	17,065	17,070
1 Jefferson County CO School District GO TOB VRDO	0.140%	11/7/11	13,660	13,660
Regional Transportation District of Colorado COP	3.000%	6/1/12	1,000	1,013
Regional Transportation District of Colorado COP	5.000%	6/1/14	1,500	1,624
Regional Transportation District of Colorado COP	5.000%	6/1/15	2,330	2,571
Regional Transportation District of Colorado Sales Tax Revenue	3.000%	11/1/11	1,230	1,230
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/13	4,305	4,693
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14	5,000	5,625
1 University of Colorado Enterprise System Revenue TOB VRDO	2.340%	11/7/11 LOC	7,935	7,935
				292,381
Connecticut (1.3%)
Connecticut General Revenue (State Revolving Fund)	5.000%	2/1/12	4,000	4,048
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,406
Connecticut GO	5.000%	3/1/15 (14)	3,000	3,280
2 Connecticut GO	0.640%	5/15/15	20,000	20,000
Connecticut GO	5.000%	12/1/15 (14)	16,150	17,803
2 Connecticut GO	0.790%	5/15/16	20,000	20,000
2 Connecticut GO	0.790%	5/15/16	8,300	8,300
2 Connecticut GO PUT	1.490%	3/1/18	17,500	17,621
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/12	1,235	1,257
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	2,035
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,216
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	7,957
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,531
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.150%	11/1/11	5,000	5,000
				141,454
Delaware (0.3%)
Delaware GO	5.000%	10/1/12	9,445	9,855
Kent County DE Student Housing Revenue (Delaware State University Student Housing) VRDO	0.130%	11/7/11 LOC	7,910	7,910
University of Delaware Revenue PUT	0.850%	6/4/13	12,000	12,075
				29,840
District of Columbia (0.5%)
2 District of Columbia Income Tax Revenue	0.490%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown Day School) VRDO	0.360%	11/7/11 LOC	14,300	14,300
District of Columbia Revenue (Georgetown University)	5.000%	4/1/13	5,000	5,262
District of Columbia Revenue (Georgetown University)	5.000%	4/1/14	2,000	2,162
District of Columbia Revenue (Medlantic/Helix) VRDO	0.180%	11/7/11 LOC	14,000	14,000
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.130%	11/7/11 LOC	10,600	10,600
				56,989
Florida (7.8%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	3.000%	12/1/11	3,000	3,004
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,454
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,607
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,162
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,325
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,545	17,901
1 Collier County FL School Board COP TOB VRDO	0.130%	11/7/11	21,345	21,345
Escambia County FL Health Facilities Authority Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,848
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	2.000%	4/3/12	5,000	5,028
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.750%	6/15/12	5,500	5,541
Florida Board of Education Lottery Revenue	5.000%	7/1/15	11,750	13,283
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,402
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,214
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/12	1,945	1,987
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12	4,020	4,131
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12	16,195	16,643
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12	4,500	4,624
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	9,580	10,265
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,820	9,451
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,065	5,618
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,235	10,243
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14 (4)	11,315	12,187
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	6,315
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	7,250	7,799

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/12	5,545	5,719
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12	31,580	32,621
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	34,040	36,452
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	14,605	16,130
Florida Department of Management Services COP	5.000%	8/1/12	8,850	9,133
Florida Department of Management Services COP	5.000%	8/1/13	6,595	7,029
Florida Department of Transportation GO	5.000%	7/1/12	6,940	7,159
Florida Department of Transportation GO	5.000%	7/1/13	9,605	10,326
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	10,000	10,557
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,150	21,985
Florida Rural Utility Financing Commission Revenue	3.500%	11/1/11	925	925
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	4,105
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	5,130
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,791
Gainsville FL Utility System Revenue VRDO	0.230%	11/1/11	28,865	28,865
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,082
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,219
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.140%	11/7/11	15,730	15,730
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/12	2,000	2,080
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	5,906
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,148
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,249
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,278
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.000%	3/15/12	4,500	4,570
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,297
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,300
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/12	12,000	12,468
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/14	4,000	4,412
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.110%	11/7/11	23,375	23,375
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.130%	11/7/11	22,550	22,550
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.140%	11/7/11	21,485	21,485
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12	1,000	1,032
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,105
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.140%	11/1/11 LOC	1,000	1,000
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/13	1,000	1,058
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/14	1,250	1,345
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/14 (4)	1,750	1,942
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15	2,000	2,177
Lake County FL School Board COP	5.250%	6/1/14	2,945	3,179
Lakeland FL Hospital System Revenue (Lakeland Regional Health)	2.000%	11/15/11	1,000	1,000
Lakeland FL Hospital System Revenue (Lakeland Regional Health)	3.000%	11/15/12	500	508
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.140%	11/7/11	26,340	26,340
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.140%	11/7/11	9,995	9,995
1 Miami-Dade County FL Educational Facilities Authority Revenue
(University of Miami) TOB VRDO	0.200%	11/7/11 (12)	5,070	5,070
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.250%	11/3/14	8,750	8,755
Miami-Dade County FL School Board COP	5.000%	8/1/12	4,000	4,111
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,135
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.200%	11/7/11 (4)	32,570	32,570
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,140
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	345
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	524
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	530
1 Orange County FL School Board COP TOB VRDO	0.130%	11/7/11 LOC	25,965	25,965
Orange County FL Tourist Development Revenue	5.000%	10/1/12	7,335	7,618
Orange County FL Tourist Development Revenue	5.000%	10/1/13	7,705	8,225
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,710	9,529
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/12	5,000	5,151
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/12	1,750	1,824
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,709
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,709
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	4,000	4,470
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	3,075	3,437
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,709
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	4,640	4,811
1 South Florida Water Management District COP TOB VRDO	0.140%	11/7/11	21,000	21,000

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,217
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,329
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.140%	11/7/11	9,400	9,400
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.140%	11/7/11	6,000	6,000
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.240%	11/7/11	8,850	8,850
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/13	9,405	9,989
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,973
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,416
				880,645
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15	2,440	2,689
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,187
Atlanta GA Airport Revenue	4.000%	1/1/15	500	538
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,309
1 Atlanta GA Airport Revenue TOB VRDO	0.240%	11/7/11 (4)	11,170	11,170
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.130%	11/7/11 LOC	14,750	14,750
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/11	2,500	2,500
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,104
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,784
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	1,000	1,006
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	19,880	20,001
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,030
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	6,000	6,052
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,285
Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/12	2,240	2,272
Dalton County GA Development Authority Revenue (Hamilton Health Care System) VRDO	0.200%	11/7/11 LOC	5,445	5,445
DeKalb County GA School District GO	5.000%	2/1/12	30,000	30,352
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,247
Georgia GO	5.000%	9/1/14	4,000	4,487
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	13,875	14,858
Gwinnett County GA Development Authority Revenue (Nilhan Hospitality LLC) VRDO	0.100%	11/7/11 LOC	4,800	4,800
Gwinnett County GA Water & Sewer Authority Revenue	4.000%	8/1/12	10,020	10,302
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13	7,500	7,785
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13	10,995	11,526
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	13,000	13,430
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,715	7,297
Monroe County GA Development Authority Pollution Control Revenue
(Gulf Power Co. Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,039
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Scherer Project)PUT	2.500%	3/1/13	7,500	7,589
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/12	4,010	4,039
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	2,000	2,211
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16	3,000	3,373
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,383
				226,840
Hawaii (0.1%)
Hawaii GO	5.000%	6/1/14	1,195	1,326
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,160
Hawaii GO	5.000%	2/1/15	3,600	4,066
Hawaii GO	5.000%	2/1/16	4,000	4,618
Honolulu HI City & County GO	5.250%	7/1/12 (ETM)	4,950	5,114
				16,284
Idaho (0.4%)
Idaho Housing & Finance Association RAN	5.000%	7/15/12	6,675	6,892
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15	31,375	35,576
				42,468
Illinois (4.2%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,208
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,182
1 Chicago IL Board of Education GO TOB VRDO	0.160%	11/7/11 (4)	6,520	6,520

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO VRDO	0.110%	11/7/11 LOC	7,000	7,000
Chicago IL GO	5.000%	1/1/15 (4)	1,250	1,369
Chicago IL GO	6.250%	1/1/15	2,500	2,831
1 Chicago IL GO TOB VRDO	0.140%	11/7/11	9,995	9,995
1 Chicago IL GO TOB VRDO	0.240%	11/7/11 (4)	10,035	10,035
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,750	11,717
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/12 (14)	4,400	4,432
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15	1,000	1,065
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16	3,000	3,339
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.290%	11/7/11 (4)	7,000	7,000
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.290%	11/7/11 (12)	27,185	27,185
1 Chicago IL Park District GO TOB VRDO	0.140%	11/7/11	19,630	19,630
Chicago IL Wastewater Transmission Revenue VRDO	0.180%	11/1/11 LOC	7,500	7,500
1 Chicago IL Water Revenue TOB VRDO	0.160%	11/7/11 (4)	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.160%	11/7/11 (4)	7,745	7,745
Du Page & Cook Counties IL Community Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	3,950
Illinois Build Revenue	5.000%	6/15/16	10,000	11,312
Illinois Development Finance Authority Revenue (St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,784
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.130%	11/7/11 LOC	18,800	18,800
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.125%	2/14/13	8,325	8,382
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,260
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement Fund)	6.250%	5/1/12 (Prere.)	4,000	4,160
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,541
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	3.875%	5/1/12	5,200	5,291
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.400%	2/1/13	11,180	11,288
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16	2,220	2,400
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.150%	11/7/11 LOC	9,000	9,000
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	0.150%	11/7/11 LOC	10,800	10,800
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/12	4,630	4,792
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,482
Illinois Finance Authority Revenue (Northwestern University) PUT	1.200%	3/1/13	10,000	10,110
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	0.250%	11/7/11 (4)	30,510	30,510
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.240%	11/7/11 (4)	7,700	7,700
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/12	1,840	1,858
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/14	1,305	1,351
Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15	2,555	2,680
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,269
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	1,930
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,670
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.090%	11/7/11	5,564	5,564
Illinois GO	5.000%	1/1/16	25,000	27,572
1 Illinois GO TOB VRDO	0.640%	11/7/11	3,750	3,750
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,450	4,778
Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.110%	11/7/11	48,265	48,265
Illinois Regional Transportation Authority Revenue PUT	1.000%	11/1/11	31,300	31,300
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.140%	11/7/11	5,335	5,335
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/12	8,000	8,137
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,457
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,767
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,460
				474,953
Indiana (2.7%)
Indiana Bond Bank Revenue	5.375%	4/1/12 (Prere.)	2,500	2,554
Indiana Finance Authority Economic Development Revenue
(Republic Services Inc. Project) PUT	0.800%	12/1/11	4,500	4,500
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/12	3,415	3,513
Indiana Finance Authority Facilities Revenue (Pendleton Juvenile Correctional Facility)	5.000%	7/1/12	1,495	1,538
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/11	1,000	1,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,768
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,555
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.120%	11/7/11 LOC	40,500	40,500
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.120%	11/7/11 LOC	20,815	20,815
Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,650
Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	24,705	24,815
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.240%	11/7/11	9,975	9,975
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.170%	11/1/11	12,625	12,625

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Marion General Hospital) VRDO	0.140%	11/7/11 LOC	11,200	11,200
Indiana Finance Authority Water Utility Revenue (Citizens Energy Project)	3.000%	10/1/14	5,000	5,166
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.150%	11/1/11	4,470	4,470
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,082
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	2,000	2,125
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	8/1/13	7,605	8,178
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	8/1/14	15,000	15,195
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.700%	9/1/14	10,000	10,189
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,666
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,700	3,080
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	902
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,425
1 Indiana Transportation Finance Authority Highway Revenue TOB VRDO	0.140%	11/7/11	18,020	18,020
Indianapolis IN Gas Utility Revenue	5.000%	6/1/12	8,870	9,084
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/13	1,000	1,075
Purdue University Indiana University Student Fee Revenue	4.000%	7/1/14	2,085	2,264
St. Joseph County IN Educational Facilities Revenue
(University of Notre Dame Du Lac Project) PUT	3.875%	3/1/12	12,500	12,644
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,000	36,141
				305,714
Iowa (0.3%)
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,559
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,423
Iowa Finance Authority Health Facilities Revenue (Iowa Health System) PUT	5.000%	8/15/12	9,500	9,829
Iowa Finance Authority Health Facilities Revenue (Iowa Health System) VRDO	0.250%	11/1/11 LOC	4,500	4,500
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	4.000%	7/1/12	1,860	1,900
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	2.100%	12/1/11 (ETM)	8,000	8,012
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/11	1,000	1,003
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/12	1,700	1,786
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15	1,400	1,618
Polk County IA GO	3.000%	6/1/12	510	518
				34,148
Kansas (0.2%)
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.000%	11/15/13	1,000	1,062
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/14	2,500	2,737
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	5,150	5,534
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	3.000%	11/15/11	500	501
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/12	1,000	1,038
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/13	225	237
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/13	2,000	2,148
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/14	200	213
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,000	2,189
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,060	2,254
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15	355	386
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	750	836
				19,135
Kentucky (0.5%)
Boone County KY Pollution Control Revenue (Duke Energy Kentucky Inc. Project) VRDO	0.120%	11/7/11 LOC	1,900	1,900
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	3.000%	2/1/12	1,000	1,005
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.800%	12/1/11	5,200	5,200
Kentucky Property & Building Commission Revenue	5.000%	8/1/15	3,675	4,156
Kentucky Property & Building Commission Revenue	5.000%	11/1/15	4,000	4,550
Kentucky Property & Building Commission Revenue	5.000%	10/1/16	3,850	4,430
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/12	4,335	4,469
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/13	3,730	4,000
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.375%	12/1/11	10,000	10,035
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,072
1 Louisville & Jefferson County KY Metropolitan Sewer District
Sewer & Drainage System Revenue TOB VRDO	0.140%	11/7/11 (13)	4,295	4,295
				59,112
Louisiana (1.7%)
1 Louisiana Gas & Fuels Tax Revenue TOB VRDO	0.140%	11/7/11	6,490	6,490
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.890%	6/1/13	25,100	25,141

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana GO	0.967%	7/15/14	37,000	37,006
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12	2,000	2,058
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	3/1/14	2,900	3,120
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/14	1,350	1,459
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15	1,500	1,654
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	4,016
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,045
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,549
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	4,984
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.240%	11/7/11 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/12 (4)	6,000	6,151
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,332
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,527
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,281
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,538
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,619
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.150%	11/7/11 LOC	35,740	35,740
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.150%	11/7/11 LOC	22,500	22,500
				185,540
Maine (0.1%)
1 Maine Turnpike Authority Turnpike Revenue TOB VRDO	0.170%	11/7/11	10,005	10,005

Maryland (0.9%)
Maryland GO	5.250%	3/1/12	3,000	3,051
Maryland GO	5.000%	8/1/16	27,680	32,503
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	11/15/11	5,000	5,009
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/12	1,000	1,027
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	6,748
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.130%	11/7/11 LOC	20,200	20,200
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	8,242
Washington Suburban Sanitation District Maryland GO VRDO	0.210%	11/7/11	27,900	27,900
				104,680
Massachusetts (3.9%)
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.750%	11/1/11	25,575	25,575
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.000%	11/7/11	19,989	19,989
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,389
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.100%	11/7/11 LOC	1,000	1,000
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,193
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,597
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	20,000	20,087
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,726
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	4.000%	1/1/13	1,400	1,430
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,321
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.640%	7/1/14	13,850	13,876
Massachusetts GO	5.250%	11/1/11 (Prere.)	10,000	10,000
Massachusetts GO	5.250%	11/1/11 (Prere.)	15,000	15,000
Massachusetts GO	6.000%	11/1/11	10,810	10,810
2 Massachusetts GO	0.380%	2/1/12	13,000	13,000
2 Massachusetts GO	0.520%	2/1/13	20,630	20,630
2 Massachusetts GO	0.620%	2/1/14	15,000	15,000
2 Massachusetts GO	0.670%	2/1/14	15,000	15,008
Massachusetts GO	5.000%	1/1/15	4,000	4,496
2 Massachusetts GO	0.800%	2/1/15	8,300	8,306
1 Massachusetts GO TOB VRDO	0.140%	11/7/11	36,740	36,740
1 Massachusetts GO TOB VRDO	2.250%	11/7/11 LOC	15,975	15,975
Massachusetts GO VRDO	0.170%	11/1/11	2,000	2,000
Massachusetts GO VRDO	0.250%	11/7/11	50,000	50,000
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	2.750%	1/5/12	4,000	4,018
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.000%	11/1/14	8,400	8,390
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.000%	7/1/12	3,000	3,079
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.140%	11/7/11	7,500	7,500
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	4.000%	10/1/12	5,000	5,142
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/12	2,500	2,592
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.125%	2/16/12	6,000	6,068
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	13,100	13,327
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,183

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.100%	11/7/11	5,000	5,000
Massachusetts Special Obligation Revenue	4.000%	6/15/12	5,695	5,826
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.140%	11/7/11	3,920	3,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	2.430%	11/7/11 (4)LOC	19,795	19,795
Massachusetts Water Resources Authority Revenue VRDO	0.110%	11/7/11	23,390	23,390
				436,378
Michigan (1.6%)
Detroit MI GO	5.000%	4/1/12 (12)	8,860	8,944
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	16,039
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/13	1,000	1,074
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/14	1,000	1,097
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,615
Michigan Building Authority Revenue	3.000%	10/15/12	1,150	1,175
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,379
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	3.750%	3/15/12	10,000	10,125
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/12	17,300	17,424
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	4,945
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,111
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/13	1,000	1,038
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14	1,500	1,562
Michigan Hospital Finance Authority Revenue (McClaren Health) VRDO	0.130%	11/7/11 LOC	11,700	11,700
Michigan Hospital Finance Authority Revenue (Trinity Health)	4.000%	12/1/13	1,000	1,063
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11	10,000	10,000
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,198
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/12	1,910	1,993
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,664
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,111
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,183
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	9,999
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.130%	11/7/11 LOC	3,475	3,475
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,686
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	4.000%	7/1/12	2,150	2,176
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,338
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,428
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,349
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.340%	11/7/11 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,555
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/11	3,995	4,006
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,564
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,651
				178,667
Minnesota (0.7%)
Minnesota GO	4.000%	12/1/11	11,725	11,762
Minnesota GO	4.000%	8/1/12	17,810	18,311
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.130%	11/7/11	10,000	10,000
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15	11,180	12,664
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16	11,535	13,357
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/12	1,000	1,021
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/13	1,000	1,054
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/14	1,000	1,076
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,133
				74,378
Mississippi (0.3%)
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/12	1,250	1,274
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/14	1,000	1,068
Mississippi Business Finance Corp. Revenue (Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	6,054
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	4,900	4,902
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/3/14	13,700	13,708
Mississippi GO (Nissan Project) VRDO	0.180%	11/7/11	12,370	12,370
				39,376
Missouri (1.3%)
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Sisters of Mercy Health System) VRDO	0.110%	11/7/11	5,000	5,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	2.000%	12/1/11	3,970	3,974

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,069
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.180%	11/7/11 LOC	18,025	18,025
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.180%	11/7/11 LOC	18,550	18,550
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.180%	11/7/11 LOC	41,200	41,200
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	16,050	16,136
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	29,100	29,244
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13	15,500	16,012
				149,210
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	3,035	3,175
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	6,135	6,614
				9,789
Nebraska (0.9%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.140%	11/7/11	40	40
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.130%	11/7/11	76,985	76,985
1 Nebraska Public Power District Revenue TOB VRDO	0.150%	11/7/11 (13)	5,665	5,665
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.130%	11/7/11 LOC	18,220	18,220
				100,910
Nevada (1.4%)
Clark County NV Airport BAN	5.000%	7/1/12	30,000	30,836
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,139
Clark County NV GO	5.000%	11/1/11	7,315	7,315
Clark County NV GO	5.000%	11/1/12	6,755	7,046
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.130%	11/7/11 LOC	34,000	34,000
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	3.000%	7/1/12	2,000	2,029
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/12	2,700	2,776
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.000%	7/1/13	2,000	2,088
Clark County NV School District GO	5.500%	12/15/11 (Prere.)	6,000	6,039
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	10,282
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	21,760
Las Vegas Valley Water District Nevada GO	5.000%	6/1/12 (14)	5,125	5,261
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	533
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	274
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	559
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11 (14)	5,210	5,230
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/12	2,545	2,603
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13	4,000	4,250
1 Nevada System of Higher Education University Revenue TOB VRDO	0.140%	11/7/11	7,555	7,555
				155,575
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14	2,500	2,792
New Hampshire GO	5.000%	2/15/15	1,285	1,453
New Hampshire GO	5.000%	8/15/15	5,000	5,732
				9,977
New Jersey (3.2%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (4)	10,000	10,491
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14 (4)	6,725	7,666
New Jersey Building Authority Revenue	5.000%	12/15/11	10,415	10,474
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,682
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,708
New Jersey COP	5.000%	6/15/12	3,800	3,909
New Jersey COP	5.000%	6/15/13	5,000	5,284
New Jersey COP	5.000%	6/15/14	5,120	5,488
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,553
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,327
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,617
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	5,125	5,779
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,761
New Jersey Equipment Lease Purchase COP	5.000%	6/15/12	7,570	7,786
New Jersey GO	6.000%	2/15/13	5,000	5,344
New Jersey GO	6.000%	2/15/13 (14)	15,000	16,031
1 New Jersey GO TOB VRDO	0.150%	11/1/11	29,495	29,495
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/12	3,995	4,143
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.130%	11/7/11 LOC	6,100	6,100

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	3.000%	7/1/12	2,200	2,219
3 New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/13	3,035	3,176
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,849
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,666
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,760
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/11 (Prere.)	2,025	2,039
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,227
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.140%	11/7/11 LOC	10,800	10,800
New Jersey Turnpike Authority Revenue VRDO	0.350%	11/7/11 (4)	40,650	40,650
Salem County NJ Pollution Control Financing Authority Revenue
(Public Service Electric & Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,500
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/12 (Prere.)	24,065	24,835
Tobacco Settlement Financing Corp. New Jersey Revenue	6.000%	6/1/12 (Prere.)	12,900	13,331
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12 (Prere.)	17,285	17,875
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12 (Prere.)	1,455	1,505
Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	15,292
Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13 (Prere.)	19,140	20,677
				365,039
New Mexico (1.3%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15	4,400	4,784
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15	3,800	4,146
New Mexico Finance Authority Transportation Revenue VRDO	0.090%	11/7/11 LOC	10,880	10,880
New Mexico GO	5.000%	3/1/13	5,535	5,873
New Mexico GO	5.000%	3/1/13	7,845	8,324
New Mexico GO	5.000%	3/1/14	9,405	10,352
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.120%	11/7/11	8,760	8,760
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.140%	11/7/11	27,800	27,800
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.140%	11/7/11	9,965	9,965
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	30,005
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,461
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,648
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,445	8,684
				146,682
New York (10.9%)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/13	4,620	4,914
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/13	1,350	1,436
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14	1,000	1,097
Long Island NY Power Authority Electric System Revenue	5.500%	12/1/11	1,000	1,004
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/14	8,000	8,737
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (14)	1,000	1,117
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15	8,320	9,295
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16	4,315	4,889
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/15 (14)	5,000	5,334
1 Metropolitan New York Transportation Authority Revenue
(Dedicated Petroleum Tax) TOB VRDO	0.140%	11/7/11 (13)	20,000	20,000
2 Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.540%	11/1/12	11,500	11,502
2 Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.690%	11/1/13	17,000	17,000
2 Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.820%	11/1/14	6,320	6,321
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	20,865
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	22,305
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,975
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.150%	11/7/11 (13)	12,780	12,780
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.240%	11/7/11 (4)	6,125	6,125
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.100%	11/7/11	9,900	9,900
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.120%	11/7/11	20,350	20,350
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.180%	11/7/11	13,100	13,100
Nassau County NY Sewer & Storm Water Finance Authority System Revenue	5.000%	11/1/12	4,980	5,187
New York City NY Cultural Resources Revenue (Julliard School) PUT	2.750%	7/1/12	8,000	8,131
New York City NY GO	5.000%	8/1/12	27,760	28,727
New York City NY GO	5.250%	8/1/12 (ETM)	1,215	1,260
New York City NY GO	5.250%	8/1/12	7,320	7,589
New York City NY GO	5.500%	2/1/13 (Prere.)	180	192
New York City NY GO	5.000%	2/1/14	3,500	3,828
New York City NY GO	5.000%	8/1/14	11,525	12,812

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/15	1,500	1,701
New York City NY GO	5.250%	8/1/15	10,355	11,520
New York City NY GO	5.500%	8/1/15	9,495	10,039
New York City NY GO	5.000%	8/1/16	5,000	5,775
1 New York City NY GO TOB VRDO	0.140%	11/7/11	6,845	6,845
New York City NY GO VRDO	0.110%	11/7/11 LOC	2,400	2,400
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/12	6,655	6,738
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15	1,500	1,661
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	11/1/11	15,740	15,740
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	5/1/12	10,960	11,174
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,778
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.140%	11/7/11	4,325	4,325
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.160%	11/7/11	6,400	6,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/15 (4)	5,000	5,546
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.150%	11/1/11	10,000	10,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.140%	11/7/11	3,000	3,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.140%	11/7/11	5,840	5,840
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	11/7/11 (4)	25,650	25,650
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/11	4,950	4,950
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/11	33,810	33,810
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13 (ETM)	15,860	17,281
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	28,475	31,002
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	2,405	2,713
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	23,355	26,247
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	10,000	11,470
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	4,000	4,666
3 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,000	11,664
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	11/7/11	1,000	1,000
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	11/7/11	5,800	5,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.110%	11/7/11	11,000	11,000
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	2/15/15	2,000	2,232
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/15	5,000	5,648
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.140%	11/7/11	8,995	8,995
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15	11,410	12,877
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	4.000%	2/15/12	2,230	2,253
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/12	5,000	5,068
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/12	7,025	7,277
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/13	2,000	2,121
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/14	2,000	2,175
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/15	1,095	1,214
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/12	3,890	3,959
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/12	8,140	8,284
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	14,125	15,881
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	10,000	11,465
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	11/7/11	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.200%	11/7/11	6,500	6,500
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.120%	11/7/11	1,500	1,500
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	10,205	11,604
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/12	13,210	13,524
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/13	15,095	16,171
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/14	1,270	1,365
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	10,670	10,941
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	7,000	6,933
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,098
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,098
1 New York State Local Government Assistance Corp. Revenue TOB VRDO	0.200%	11/7/11	6,305	6,305
New York State Local Government Assistance Corp. Revenue VRDO	0.110%	11/7/11	16,100	16,100
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/12	6,955	7,322
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/12	3,770	3,845
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	4.000%	4/1/14	2,500	2,684
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	4.000%	4/1/14	2,665	2,861
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	4.000%	4/1/15	2,840	3,098

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/15	15,000	16,809
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	7,914
New York State Urban Development Corp. Revenue	5.000%	1/1/12	5,000	5,039
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14	27,235	30,686
New York State Urban Development Corp. Revenue (Service Contract)	4.000%	1/1/12	8,665	8,720
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13	14,475	15,225
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13	4,000	4,207
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,900	31,212
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	28,413
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	11/7/11	34,600	34,600
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	11/7/11	8,420	8,420
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	11/7/11	46,925	46,925
Onondaga County NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.090%	11/7/11 LOC	7,100	7,100
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12	20,000	20,408
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/13	11,000	11,556
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/14	19,900	21,781
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	16,794
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	6,500	7,542
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.140%	11/7/11	11,545	11,545
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.140%	11/7/11	9,500	9,500
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.130%	11/7/11 (4)	54,430	54,430
Westchester County NY Health Care Corp. Revenue	4.000%	11/1/11	7,995	7,995
Westchester County NY Health Care Corp. Revenue	4.000%	11/1/12	500	509
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/12	1,400	1,439
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/13	3,355	3,515
				1,221,189
North Carolina (3.3%)
Cary NC GO VRDO	0.110%	11/7/11	8,130	8,130
Charlotte NC Airport Revenue	5.000%	7/1/12	6,530	6,723
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,728
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,391
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,642
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/13	250	263
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/16	530	593
1 Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.140%	11/7/11 LOC	11,220	11,220
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.110%	11/7/11	4,900	4,900
1 Charlotte-Mecklenburg Hospital North Carolina Health Care Authority
Health Care System Revenue (Carolinas Healthcare System) TOB VRDO	0.240%	11/7/11	3,350	3,350
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.240%	11/7/11 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.240%	11/7/11 (4)	6,000	6,000
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.240%	11/7/11 (4)	6,565	6,565
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/12	5,000	5,080
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,865
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,506
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/1/11	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.150%	11/1/11	2,655	2,655
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.130%	11/7/11 LOC	2,780	2,780
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.750%	12/1/11	32,500	32,494
North Carolina Capital Improvement Revenue	3.000%	5/1/12	12,295	12,465
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	5,000	5,533
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/12	4,600	4,637
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13	6,000	6,307
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/14	2,170	2,347
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,213
North Carolina Eastern Municipal Power Agency Revenue	5.300%	1/1/15	3,500	3,651
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/15	8,000	8,348
North Carolina GAN	5.000%	3/1/13	11,740	12,432
North Carolina GO	5.500%	3/1/13	9,000	9,615
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.170%	11/7/11	40,970	40,970
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.170%	11/7/11 LOC	27,800	27,800
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.120%	11/7/11 LOC	3,445	3,445
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.140%	11/7/11	3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.130%	11/7/11 LOC	9,360	9,360
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.170%	11/7/11 LOC	19,960	19,960

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System)	4.000%	10/1/13	1,055	1,114
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/13	1,560	1,665
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/14	2,495	2,749
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15	1,500	1,675
North Carolina Municipal Power Agency Revenue	5.250%	1/1/13	6,000	6,312
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13 (ETM)	4,540	4,811
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	9,635	10,164
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.130%	11/7/11	14,310	14,310
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.170%	11/7/11	19,600	19,600
Wake County NC GO	4.000%	2/1/14	16,060	17,289
				375,482
Ohio (2.9%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.120%	11/7/11 LOC	6,900	6,900
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/12	5,640	5,817
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/13	21,675	22,987
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/12	2,460	2,492
1 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.260%	11/7/11 (12)	1,100	1,100
Columbus OH GO	5.000%	7/1/12	1,250	1,289
Columbus OH GO	5.000%	7/1/15	3,000	3,424
Columbus OH GO	5.000%	7/1/15	2,310	2,636
Columbus OH GO	5.000%	7/1/16	6,760	7,866
Columbus OH GO VRDO	0.080%	11/7/11	2,055	2,055
Cuyahoga County OH Economic Development Revenue (Cleveland Hearing & Speech) VRDO	0.140%	11/7/11 LOC	4,195	4,195
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.590%	6/3/13	10,000	10,000
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.110%	11/7/11	17,065	17,065
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.110%	11/7/11	16,535	16,535
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.110%	11/7/11	2,040	2,040
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.130%	11/7/11 LOC	32,835	32,835
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	8,000	8,646
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.000%	4/2/12	2,900	2,914
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.000%	4/2/12	5,500	5,527
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	4.750%	8/1/12	14,000	14,297
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,623
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,098
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/14	6,085	6,764
Ohio Common Schools GO VRDO	0.100%	11/7/11	1,300	1,300
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,720
Ohio GO	5.000%	5/1/12	2,100	2,150
Ohio GO	5.000%	8/1/12	9,800	10,147
Ohio GO	5.000%	9/15/15	10,000	11,463
Ohio GO	5.000%	9/15/16	10,000	11,656
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.140%	11/7/11	6,275	6,275
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.140%	11/7/11 LOC	2,560	2,560
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,350
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,688
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,100
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,122
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	678
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/14	625	661
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15	500	536
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	12,658
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/12	10,000	10,286
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	0.800%	12/1/11	5,500	5,500
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	2.000%	11/7/11	9,910	9,910
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project)	1.750%	6/1/13	3,000	3,018
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.625%	1/2/13	4,000	4,045
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.050%	6/1/12 (Prere.)	11,780	12,110
University of Akron Ohio General Receipts Revenue	5.000%	1/1/14 (4)	2,440	2,639
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/14	3,000	3,285
				320,962
Oklahoma (1.0%)
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/12	1,875	1,939
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.120%	11/7/11 (12)	49,440	49,440
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.140%	11/7/11 (12)	32,940	32,940

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Municipal Power Authority Power Supply System Revenue PUT	3.875%	7/1/12 (4)	5,000	5,110
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	0.890%	8/1/13	6,595	6,534
Oklahoma Transportation Authority Turnpike System Revenue	5.375%	1/1/12	11,900	12,002
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.200%	11/7/11	7,041	7,041
				115,006
Oregon (0.5%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) PUT	5.000%	7/15/12	7,000	7,204
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.000%	9/2/14	10,000	10,011
Oregon Department of Administrative Services COP	5.000%	5/1/12	2,500	2,559
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/14	2,000	2,203
Oregon Department of Transportation Highway Usertax Revenue	4.000%	11/15/11	2,000	2,003
Oregon Facilities Authority Revenue (Legacy Health Project)	3.000%	5/1/12	1,000	1,009
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/13	1,285	1,331
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/14	1,150	1,204
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15	2,350	2,558
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/13	1,000	1,048
Oregon Facilities Authority Revenue (PeaceHealth)	4.000%	11/1/13	500	529
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/14	1,050	1,123
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,629
1 Oregon GO TOB VRDO	0.150%	11/1/11	17,000	17,000
				51,411
Pennsylvania (6.5%)
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	5/15/12	5,000	5,093
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/12	2,000	2,055
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/13	11,000	11,691
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/14	10,500	11,480
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	9,336
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.190%	8/1/13	10,000	10,002
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.140%	11/7/11	48,200	48,200
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	3,785	3,892
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	2,400	2,468
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	1,500	1,543
Delaware County PA GO	5.000%	10/1/12	1,115	1,163
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	10,000	10,313
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.120%	11/7/11 LOC	30,200	30,200
1 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.140%	11/7/11	5,000	5,000
Governor Mifflin PA School District GO VRDO	0.180%	11/7/11 (4)	12,895	12,895
Governor Mifflin PA School District GO VRDO	0.180%	11/7/11 (4)	14,955	14,955
Lehigh County PA General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.170%	11/1/11 LOC	8,200	8,200
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/13	2,000	2,106
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/14	2,670	2,862
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.130%	11/7/11	6,970	6,970
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.130%	11/7/11	13,700	13,700
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.110%	11/7/11	9,855	9,855
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.110%	11/7/11	9,375	9,375
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,336
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,363
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,116
Pennsylvania Economic Development Financing Authority Revenue (Convention Center Project)	5.000%	6/15/12	3,730	3,831
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,584

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,536
Pennsylvania GO	5.100%	5/1/12 (Prere.)	6,800	6,965
Pennsylvania GO	5.000%	4/15/13	10,745	11,462
Pennsylvania GO	4.000%	7/15/13	16,995	18,026
Pennsylvania GO	5.000%	9/1/13	4,300	4,658
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,435
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,548
Pennsylvania GO	5.000%	9/1/15 (4)	10,230	11,369
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.090%	11/7/11 LOC	10,150	10,150
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	3.500%	5/15/12	3,000	3,047
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,752
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/12	8,470	8,718
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/12	2,750	2,830
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	13,945	14,938
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	3,000	3,214
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	8,000	8,847
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	6,214
1 Pennsylvania State University Revenue TOB VRDO	2.340%	11/7/11	12,685	12,685
1 Pennsylvania Turnpike Commission Registration Fee Revenue TOB VRDO	0.240%	11/7/11 (4)	9,790	9,790
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.140%	11/7/11 (4)	31,160	31,160
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.140%	11/7/11 (4)	38,495	38,495
2 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/11	13,000	13,000
2 Pennsylvania Turnpike Commission Revenue	0.760%	12/1/12	12,000	12,000
Pennsylvania Turnpike Commission Revenue	2.000%	12/1/12	3,105	3,140
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,759
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,537
Pennsylvania Turnpike Commission Revenue VRDO	0.130%	11/7/11 (4)	40,880	40,880
Pennsylvania Turnpike Commission Revenue VRDO	0.130%	11/7/11	52,263	52,263
Pennsylvania Turnpike Commission Revenue VRDO	0.140%	11/7/11	46,193	46,193
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/12	3,000	3,093
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,083
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,419
Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.120%	11/7/11	5,400	5,400
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,623
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/12	5,755	5,915
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.280%	11/7/11	6,600	6,600
Uniontown PA Area School District GO	5.500%	10/1/12 (Prere.)	9,950	10,424
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/12	8,090	8,426
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	3.500%	7/1/13	1,830	1,877
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/14	1,380	1,434
				727,489
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12	4,000	4,167
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.200%	11/7/11 LOC	19,715	19,715
				23,882
South Carolina (1.0%)
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.150%	11/7/11	7,400	7,400
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/12	5,275	5,383
Greenville County SC Hospital System Revenue VRDO	0.100%	11/7/11 LOC	2,000	2,000
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,698
1 Greer SC Combined Utility System Revenue TOB VRDO	0.140%	11/7/11 (13)	9,685	9,685
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,212
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,953
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,211
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	2,032
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	3.000%	2/1/12	1,000	1,006
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/13	1,000	1,048
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/14	2,000	2,156
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15	1,000	1,098
South Carolina Jobs Economic Development Authority Revenue
(Waste Management of South Carolina Inc. Project)	1.250%	11/1/11	9,060	9,060

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,046
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,542
South Carolina Public Service Authority Revenue	5.000%	1/1/14	3,000	3,276
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	14,220	15,723
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15	4,295	4,883
Spartanburg County SC Regional Health Services District Revenue VRDO	0.250%	11/7/11 (12)	28,435	28,435
				107,847
Tennessee (1.3%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.493%	11/1/11 LOC	10,000	10,000
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/12	500	508
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/13	645	675
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.140%	11/7/11	7,450	7,450
Lewisburg TN Industrial Development Board Solid Waste Disposal Revenue
(Waste Management Inc. of Tennessee Project)	2.500%	7/1/12	5,250	5,273
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,664
Memphis TN Electric System Revenue	5.000%	12/1/14	25,000	28,059
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	28,732
Metropolitan Government of Nashville TN Airport Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,769
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,314
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	4.000%	9/1/12	6,135	6,304
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/13	9,600	10,297
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/14	2,500	2,750
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/12	5,000	5,118
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/13	5,965	6,253
Tennessee GO	5.000%	5/1/12	3,500	3,584
Tennessee GO	5.000%	5/1/14	3,000	3,319
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,839
				142,908
Texas (11.5%)
1 Brownsville TX Utility System Revenue TOB VRDO	0.340%	11/7/11 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB VRDO	0.160%	11/7/11 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.140%	11/7/11	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,959
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	3,039
Dallas TX GO	5.000%	2/15/12	10,000	10,138
Dallas TX GO	5.000%	2/15/15	6,295	7,116
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,645
Dallas-Fort Worth TX International Airport Revenue	2.000%	11/1/12	5,485	5,560
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/12	3,500	3,618
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/13	4,000	4,327
Denton TX Independent School District GO VRDO	0.150%	11/7/11	32,050	32,050
Eagle Mountain & Saginaw TX Independent School District PUT	2.500%	8/1/14	11,140	11,577
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,367
Fort Worth TX GO	4.000%	3/1/12	4,260	4,314
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,000	1,154
Frisco TX GO	4.000%	2/15/15	1,580	1,734
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,148
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	5,000	5,082
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/12	15,000	15,750
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/13	4,335	4,559
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/14	5,915	6,397
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/11	1,000	1,002
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	910
Harris County TX GO	5.000%	10/1/12	3,000	3,129
Harris County TX GO	6.000%	8/1/14 (14)	23,045	26,272
1 Harris County TX GO TOB VRDO	0.140%	11/7/11	13,400	13,400
1 Harris County TX GO TOB VRDO	0.140%	11/7/11 (13)	9,600	9,600
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.130%	11/7/11	58,600	58,600

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.180%	11/7/11	10,000	10,000
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.140%	11/7/11	5,865	5,865
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	3,250	3,381
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	6,000	6,241
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	5,000	5,176
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,191
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,233
Houston TX GO	5.000%	3/1/12 (14)	21,040	21,375
Houston TX Higher Education Finance Corp. Revenue(Rice University Project) VRDO	0.130%	11/7/11	18,205	18,205
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/13	3,000	3,214
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	2,000	2,196
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	1,300	1,427
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	2,435	2,725
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	8,310	9,298
Houston TX Independent School District GO	4.000%	7/15/12	3,010	3,089
Houston TX Independent School District GO PUT	0.570%	3/27/12	15,000	15,004
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,779
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,127
1 Houston TX Utility System Revenue TOB VRDO	0.160%	11/7/11	9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.160%	11/7/11	25,430	25,430
1 Houston TX Utility System Revenue TOB VRDO	0.200%	11/7/11	17,540	17,540
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	10,801
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,858
Lone Star College System Texas GO	5.000%	8/15/12	615	638
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,150	2,429
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/14	1,890	2,026
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15	1,125	1,226
Lubbock TX GO	5.000%	2/15/12 (Prere.)	4,355	4,415
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,063
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,645
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,430
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System) PUT	3.050%	10/16/12	17,075	17,366
Mansfield TX Independent School District GO	5.000%	2/15/12	2,000	2,027
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	1.050%	1/3/12	7,500	7,499
Montgomery County TX (Pass-Through Toll Revenue)	4.000%	3/1/12 (12)	2,000	2,025
Montgomery County TX (Pass-Through Toll Revenue)	5.000%	3/1/14 (12)	1,625	1,784
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,184
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,987
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,377
North Texas Tollway Authority System Revenue PUT	5.250%	1/1/12	31,050	31,297
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13	20,000	20,944
Northside TX Independent School District GO PUT	1.500%	8/1/12	17,000	17,120
Northside TX Independent School District GO PUT	1.750%	6/1/13	19,600	19,615
Northside TX Independent School District GO PUT	0.950%	8/1/13	19,275	19,400
Northside TX Independent School District GO PUT	1.350%	6/1/14	21,335	21,559
Northside TX Independent School District GO PUT	1.900%	8/1/14	12,000	12,315
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,265
1 Port Arthur TX Independent School District GO TOB VRDO	0.150%	11/7/11 (12)	9,125	9,125
Richardson TX Independent School District GO VRDO	0.160%	11/7/11	20,300	20,300
San Antonio TX Education Facilities Corp. Higher Education Revenue (Trinity University) VRDO	0.180%	11/1/11	3,100	3,100
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13 (ETM)	515	546
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	9,410	9,977
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	8,000	8,495
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,878
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	14,000	15,981
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	11/7/11	5,965	5,965
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	11/7/11	7,000	7,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.200%	11/7/11	11,985	11,985
San Antonio TX GO PUT	1.150%	12/3/12	17,965	18,029
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Healthcare)	5.000%	11/15/14	1,600	1,781
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/12	2,745	2,831
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,221
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,907
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15	1,580	1,796
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.130%	11/7/11	12,000	12,000
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/12	5,000	5,079

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/13	2,000	2,121
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/12	7,000	7,179
Texas GO	5.000%	10/1/12	7,000	7,303
Texas GO	5.000%	10/1/13	7,500	8,150
Texas GO	5.000%	10/1/14	8,370	9,398
1 Texas GO TOB PUT	0.200%	12/13/11	25,000	25,000
1 Texas GO TOB VRDO	0.150%	11/1/11	6,100	6,100
1 Texas GO TOB VRDO	0.140%	11/7/11	73,750	73,750
1 Texas GO TOB VRDO	0.140%	11/7/11	8,685	8,685
1 Texas GO TOB VRDO	0.200%	11/7/11	12,190	12,190
Texas GO TRAN	2.500%	8/30/12	60,000	61,117
Texas Public Finance Authority Revenue (Unemployment Compensation)	3.000%	7/1/12	5,200	5,295
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/12	45,000	46,420
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/14	20,735	23,063
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15	9,000	10,137
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	34,500	39,416
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	8,000	9,211
Texas State University System Revenue	5.000%	3/15/13	1,000	1,061
Texas Tech University System Revenue Financing System Revenue	4.000%	2/15/12	2,000	2,022
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	20,365	20,632
Texas Transportation Commission Mobility Fund GO VRDO	0.100%	11/7/11	9,900	9,900
Texas Transportation Commission Revenue	5.000%	4/1/12	8,085	8,245
1 Texas Transportation Commission Revenue TOB VRDO	0.140%	11/7/11	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,512
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,867
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,242
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	24,900	26,917
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,810
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.130%	11/7/11	53,225	53,225
				1,294,282
Utah (0.4%)
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,327
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,898
Utah GO	5.375%	7/1/12	11,000	11,378
Utah GO	4.000%	7/1/14	10,000	10,892
Utah GO	5.000%	7/1/14	4,000	4,463
				42,958
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,575

Virginia (1.4%)
Charles City County VA Economic Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.200%	11/1/11	6,350	6,356
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.000%	12/1/11	15,000	15,051
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	14,500	15,619
Norfolk VA BAN	3.000%	1/1/14	5,000	5,083
1 Richmond VA Public Utility Revenue TOB VRDO	0.200%	11/7/11	7,490	7,490
1 University of Virginia Revenue TOB VRDO	0.150%	11/1/11	13,345	13,345
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/12	10,000	10,120
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/12	1,650	1,670
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13	3,525	3,727
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13	2,010	2,125
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/12	6,525	6,758
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/14	4,080	4,541
Virginia Public Building Authority Revenue	5.000%	8/1/12	1,100	1,139
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,274
Virginia Public School Authority Revenue	4.000%	8/1/12	6,435	6,619
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	22,333
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	13,128
1 Virginia Resource Authority Infrastructure Revenue TOB VRDO	0.140%	11/7/11	5,415	5,415
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,505	3,784
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,354
				161,931

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (2.7%)
1 Bellevue WA GO TOB VRDO	0.270%	11/7/11	5,445	5,445
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.150%	11/1/11	8,380	8,380
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.140%	11/7/11	8,280	8,280
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.150%	11/7/11	13,295	13,295
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,656
3 Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/13	5,000	5,219
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/14	6,940	7,711
1 King County WA GO TOB VRDO	0.150%	11/1/11	8,490	8,490
King County WA School District GO	5.000%	6/1/12	6,700	6,885
1 King County WA Sewer Revenue TOB VRDO	0.150%	11/1/11	3,685	3,685
1 King County WA Sewer Revenue TOB VRDO	0.130%	11/7/11 LOC	20,170	20,170
1 King County WA Sewer Revenue TOB VRDO	0.140%	11/7/11	25,425	25,425
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,357
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/12	5,555	5,730
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,433
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,947
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,530
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,005
Washington GO	5.000%	1/1/12	12,255	12,353
Washington GO	4.000%	2/1/12	3,915	3,952
Washington GO	5.000%	1/1/13	10,535	11,101
Washington GO	5.000%	1/1/13	13,605	14,336
Washington GO	5.000%	2/1/13	5,285	5,589
Washington GO	5.000%	1/1/15	4,500	5,067
Washington GO	5.000%	1/1/16	5,000	5,765
1 Washington GO TOB VRDO	0.140%	11/7/11	6,145	6,145
3 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives)	2.000%	2/1/13	1,750	1,774
Washington Health Care Facilities Authority Revenue
(Fred Hutchinson Cancer Research Center) VRDO	0.180%	11/1/11 LOC	3,780	3,780
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/12	1,625	1,669
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,525
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,696
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.130%	11/7/11 LOC	10,900	10,900
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/11	900	900
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,365
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,631
Washington Health Care Facilities Authority Revenue
(Southwest Washington Medical Center) VRDO	0.180%	11/7/11 LOC	26,360	26,360
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.110%	11/7/11	26,250	26,250
				298,801
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	9,972
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/12	4,970	5,160
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,645	5,014
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,140
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/13	1,300	1,366
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/14	5,150	5,479
West Virginia University Revenue	3.000%	10/1/12	1,000	1,023
West Virginia University Revenue	5.000%	10/1/16	725	833
2 West Virginia University Revenue PUT	0.790%	10/1/14	10,000	10,000
				43,987
Wisconsin (2.1%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	5.750%	6/1/12 (ETM)	8,610	8,877
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.000%	6/1/12 (Prere.)	26,580	27,452
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	38,090	39,368
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.375%	6/1/12 (Prere.)	42,920	44,422
Wisconsin GO	5.000%	5/1/12	2,250	2,303
Wisconsin GO	5.000%	5/1/14	6,490	7,182
Wisconsin GO	5.000%	5/1/15	10,000	11,380
Wisconsin GO	4.000%	11/1/16	6,000	6,749
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,081
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,084
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	11/7/11	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,561
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,284
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,357

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,600
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,418
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	14,500	15,488
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College) VRDO	0.140%	11/7/11 LOC	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.150%	11/7/11 LOC	4,170	4,170
Wisconsin Health & Educational Facilities Authority Revenue
(Goodwill Industries of North Central Wisconsin Inc.) VRDO	0.130%	11/7/11 LOC	4,540	4,540
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12 (4)	1,330	1,360
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,379
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,589
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,948
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,721
Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services Inc. System)	5.750%	2/15/12 (Prere.)	5,775	5,925
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,533
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,305
				235,826
Total Tax-Exempt Municipal Bonds (Cost $10,978,015)				11,087,594

			Shares
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
4 Vanguard Municipal Cash Management Fund (Cost $246,823)	0.117%		246,823,379	246,823
Total Investments (100.9%) (Cost $11,224,838)				11,334,417
Other Assets and Liabilities (-0.9%)
Other Assets				119,359
Liabilities				(224,175)
				(104,816)
Net Assets (100%)				11,229,601

At October 31, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,142,610
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(22,588)
Unrealized Appreciation (Depreciation)				109,579
Net Assets				11,229,601

Investor Shares—Net Assets
Applicable to 167,835,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,668,428
Net Asset Value Per Share—Investor Shares				$15.90

Admiral Shares—Net Assets
Applicable to 538,471,726 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				8,561,173
Net Asset Value Per Share—Admiral Shares				$15.90

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $1,570,605,000, representing 14.0% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.7%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	11/1/11 (Prere.)	10,000	10,000
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/11	7,750	7,781
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12	20,000	21,005
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/13	35,840	39,123
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,728
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,817
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,672
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,933
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,177
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,910
University of Alabama Birmingham Hospital Revenue	5.000%	9/1/15	1,005	1,093
				97,239
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	11,113
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,223
				13,336
Arizona (1.4%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,257
Arizona COP	5.000%	9/1/15 (4)	4,000	4,462
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/12	2,000	2,014
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,297
Arizona School Facilities Board COP	5.250%	9/1/12 (4)	12,350	12,774
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,388
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,921
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,339
Arizona School Facilities Board Revenue (School Improvement)	5.000%	1/1/14	5,000	5,460
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,621
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,596
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,944
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,218
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	6,041
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,699
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,727
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	10,081
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,678
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,982
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,639
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,840
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,448
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	3,010
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,899
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/12	5,075	5,221
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/13	3,660	3,900
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15	6,000	6,712
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,472
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/12 (14)	5,100	5,261
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,128
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,393
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,378
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,620
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,451
				202,871
California (11.5%)
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,140	17,026
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,955	11,353
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,109
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	30,000	33,160
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	21,250	24,070
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	40,000	45,308
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	13,870
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	25,685
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	11,731
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,694
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,787

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,803
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	12,944
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,724
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	17,518
California Economic Recovery Bonds GO	5.000%	7/1/18	41,600	48,090
California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.120%	11/7/11 LOC	13,450	13,450
California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.120%	11/7/11 LOC	9,400	9,400
California GO	5.000%	3/1/12	10,755	10,918
California GO	5.000%	4/1/12	5,000	5,094
California GO	5.000%	5/1/13	23,475	24,938
California GO	5.000%	9/1/13	32,125	34,539
California GO	5.000%	11/1/13	13,695	14,811
California GO	5.000%	8/1/14	1,970	2,170
California GO	5.000%	4/1/15	21,300	23,785
California GO	5.000%	6/1/15	3,250	3,587
California GO	5.000%	6/1/15 (14)	5,100	5,712
California GO	5.000%	3/1/16	3,210	3,602
California GO	5.000%	3/1/16 (14)	1,120	1,257
California GO	5.000%	3/1/16	4,460	5,005
California GO	5.000%	3/1/16 (14)	6,510	7,062
California GO	5.000%	4/1/16	6,670	7,496
California GO	5.000%	5/1/16	2,150	2,362
California GO	5.000%	8/1/16	2,825	3,192
California GO	5.000%	10/1/16	1,225	1,388
California GO	5.000%	10/1/16	28,605	32,406
California GO	5.000%	11/1/16 (2)	5,375	6,097
California GO	5.000%	12/1/16	2,500	2,839
California GO	6.000%	2/1/17 (2)	3,500	4,119
California GO	5.000%	3/1/17 (14)	1,300	1,439
California GO	5.000%	3/1/17	3,755	4,242
California GO	5.000%	4/1/17	7,275	8,224
California GO	5.000%	9/1/17	4,250	4,816
California GO	5.000%	10/1/17	20,000	22,671
California GO	5.000%	10/1/17	4,005	4,540
California GO	5.000%	9/1/18	32,260	36,538
California GO	5.000%	10/1/18	25,000	28,327
California GO	5.000%	9/1/19	19,000	21,475
California GO VRDO	0.130%	11/7/11 LOC	5,600	5,600
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,246
1 California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,595
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,594
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,126
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,966
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,591
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/12	5,000	5,173
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,363
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,453
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,384
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/12	5,000	5,059
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/14	1,230	1,276
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16	2,450	2,554
California Municipal Finance Authority Solid Waste Disposal
Revenue (Waste Management Inc. Project) PUT	2.000%	9/2/14	12,600	12,624
2 California Municipal Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.900%	1/3/12	20,000	19,998
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,121
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,477
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	2,045
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/12	2,500	2,558
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/13	7,500	7,956
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15 (14)	10,000	11,207
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15	5,295	5,858
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,338
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,880
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,210
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	16,372
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,204

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.140%	11/7/11	5,268	5,268
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14	860	884
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15	750	831
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	903
Desert Sands CA School District GO	0.000%	6/1/12 (2)	10,000	9,965
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	17,942
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.000%	1/15/16 (14)	8,400	8,308
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,188
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,151
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,826
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	40,087
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	23,107
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	30,000	32,909
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	22,289
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33 (Prere.)	48,920	52,603
3 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	11/7/11	4,000	4,000
Los Angeles CA Department of Water & Power Revenue VRDO	0.150%	11/7/11	3,400	3,400
Los Angeles CA GO	5.000%	9/1/17	32,500	38,188
Los Angeles CA Unified School District COP VRDO	0.120%	11/7/11 LOC	5,900	5,900
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	35,194
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,297
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,332
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,511
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,526
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,727
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,455
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	22,078
3 Los Angeles CA Unified School District GO TOB VRDO	0.140%	11/7/11 (4)	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	11,976
Los Angeles CA Wastewater System Revenue VRDO	0.120%	11/7/11 LOC	8,800	8,800
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,931
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,813
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	8,012
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,919
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,721
Modesto CA Water Revenue VRDO	0.110%	11/7/11 (4)LOC	16,960	16,960
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	8,956
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) VRDO	0.100%	11/7/11	13,195	13,195
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,031
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15	3,000	3,243
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,496
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,935
Orange County CA Public Financing Authority Lease Revenue	5.000%	7/1/12 (14)	3,165	3,260
Orange County CA Water District COP VRDO	0.110%	11/7/11	22,000	22,000
Palomar PowerAde Health System California Revenue COP	4.500%	11/1/15	2,265	2,326
Palomar PowerAde Health System California Revenue COP	5.000%	11/1/16	3,500	3,656
Riverside CA Electric Revenue VRDO	0.130%	11/7/11 LOC	5,300	5,300
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/13	750	799
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15	700	784
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,137
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	9,004
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	5,000	5,350
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,629
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,195
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	9,143
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	3,290	3,480
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	3,000	3,266
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	5,975
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	13,749
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	16,224
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.120%	11/7/11	4,880	4,880
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,578
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	10,342
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	18,960
3 San Marcos CA Public Facilities Authority Tax Allocation Revenue TOB VRDO	0.130%	11/1/11 LOC	4,300	4,300
3 Sonoma County CA Junior College District GO TOB VRDO	0.240%	11/7/11	3,440	3,440
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,492
Southern California Public Power Authority Revenue (Transmission Project) VRDO	0.120%	11/7/11 (4)	22,370	22,370
3 Torrance CA Hospital Revenue (Torrance Memorial Medical Center) TOB VRDO	0.130%	11/7/11 LOC	5,400	5,400
University of California Revenue	5.000%	5/15/12 (14)	3,000	3,077
University of California Revenue	5.000%	5/15/17	2,250	2,644

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/18	2,000	2,368
University of California Revenue	5.000%	5/15/19	4,435	5,268
3 University of California Revenue TOB VRDO	0.140%	11/7/11	4,600	4,600
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	3,109
Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.090%	11/7/11 LOC	8,000	8,000
				1,675,663
Colorado (1.4%)
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	3,000	3,453
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.150%	11/1/11 LOC	3,280	3,280
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.180%	11/1/11 LOC	8,500	8,500
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.150%	11/1/11 LOC	10,315	10,315
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,703
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.130%	11/7/11	46,250	46,250
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	3,165	3,533
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	6,415	7,161
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	4,168
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	8,886
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.130%	11/7/11	19,560	19,560
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,048
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,867
Denver CO City & County COP VRDO	0.150%	11/1/11	2,100	2,100
E-470 Public Highway Authority Colorado Revenue PUT	5.000%	9/2/13 (14)	11,485	12,115
2 E-470 Public Highway Authority Colorado Revenue PUT	2.860%	9/14/14	16,500	16,504
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,683
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	9,134
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/16 (Prere.)	22,500	26,406
University of Colorado Hospital Authority Revenue	5.000%	11/15/13	1,960	2,084
University of Colorado Hospital Authority Revenue	5.000%	11/15/14	1,000	1,079
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,415
				200,244
Connecticut (1.8%)
Connecticut GO	5.500%	12/15/11	5,435	5,471
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,374
Connecticut GO	5.000%	3/15/13	10,000	10,629
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,298
Connecticut GO	5.000%	1/1/14	18,250	19,959
Connecticut GO	5.000%	1/1/15	14,710	16,579
Connecticut GO	5.250%	11/1/15	1,000	1,164
Connecticut GO	5.000%	1/1/16	30,000	34,566
Connecticut GO	5.000%	3/1/16	4,705	5,442
Connecticut GO	5.000%	5/1/16	10,000	11,609
2 Connecticut GO	0.790%	5/15/16	8,300	8,300
Connecticut GO	5.000%	4/1/17	1,165	1,373
2 Connecticut GO	0.910%	5/15/17	20,000	20,000
Connecticut GO	5.000%	12/1/17	15,000	17,523
2 Connecticut GO PUT	1.490%	3/1/18	17,500	17,621
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,319
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,874
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,700
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,166
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,630
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,629
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	6,927
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,531
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	5,270	5,776
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	5,300	6,102
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	9,087
				256,649
Delaware (0.3%)
Delaware GO	5.000%	1/1/13	9,450	9,962
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,586
Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	0.110%	11/7/11	4,000	4,000
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/14	4,070	4,528

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	5,234
University of Delaware Revenue PUT	0.850%	6/4/13	8,000	8,050
				37,360
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,568
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	5,256
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,280
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,269
2 District of Columbia Income Tax Revenue	0.490%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,567
3 District of Columbia Income Tax Revenue TOB VRDO	0.140%	11/7/11	7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.360%	11/7/11 LOC	39,200	39,200
District of Columbia Revenue (Washington Drama Society) VRDO	0.130%	11/7/11 LOC	13,900	13,900
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/13	3,000	3,211
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15	3,375	3,813
				101,989
Florida (5.5%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,694
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,373
3 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.140%	11/7/11	5,665	5,665
3 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.140%	11/7/11 (4)LOC	20,100	20,100
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/12 (14)	15,000	15,212
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	15,000	16,205
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,812
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,388
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	40,000	43,100
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,229
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	15,000	16,398
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,457
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,472
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	2.000%	4/3/12	5,000	5,028
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.750%	6/15/12	5,500	5,541
Florida Board of Education Capital Outlay GO	5.000%	1/1/12	27,730	27,951
Florida Board of Education Lottery Revenue	5.000%	7/1/12	7,630	7,865
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,583
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,291
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,982
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,802
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,624
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,901
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/16	5,065	5,445
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	16,121
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	13,337
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	4,289
3 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.140%	11/7/11	4,000	4,000
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12	20,000	20,659
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	5,820	6,232
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	6,110	6,748
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	6,415	7,230
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	9,947
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	10,412
Florida Department of Environmental Protection & Preservation Revenue VRDO	0.150%	11/7/11 (12)	3,300	3,300
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.250%	7/1/12	37,600	38,772
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	22,000	23,702
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,000	21,821
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15	2,135	2,383
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,715
Florida Rural Utility Financing Commission Revenue	3.500%	11/1/11	1,385	1,385
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,395
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,996
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	20,000	21,443
Gainsville FL Utility System Revenue VRDO	0.200%	11/1/11	8,625	8,625
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,219
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,263
Hillsborough County FL Aviation Authority Revenue(Tampa International Airport)	5.000%	10/1/14	2,000	2,205
Hillsborough County FL Aviation Authority Revenue(Tampa International Airport)	5.000%	10/1/16	2,505	2,852
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,581
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,739

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	5,420
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,170
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.110%	11/7/11	13,800	13,800
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.110%	11/7/11	25,725	25,725
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.130%	11/7/11	6,600	6,600
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,278
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,353
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.140%	11/1/11 LOC	5,400	5,400
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	4,319
Lee Memorial Health System Florida Hospital Revenue VRDO	0.130%	11/7/11 LOC	6,545	6,545
3 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.150%	11/7/11 (4)	11,500	11,500
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,225
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,437
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,135
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,642
North Broward FL Hospital District Revenue VRDO	0.110%	11/7/11 LOC	5,000	5,000
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,087
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.180%	11/7/11 LOC	29,400	29,400
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,715	9,535
Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	18,302
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,365	3,852
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,500	4,007
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	6,103
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,513
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,353
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/14 (14)	16,300	18,513
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,430	4,599
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,500	4,672
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	9,000	9,332
South Florida Water Management District COP	5.000%	10/1/12 (2)	2,150	2,230
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/12	3,000	3,102
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,217
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,627
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/13	2,500	2,680
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15	10,000	10,858
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.120%	11/7/11 LOC	5,000	5,000
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16	3,000	3,373
				805,393
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,500	2,838
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,702
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,560
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,739
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,030
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	10,000	10,061
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	11,000	11,095
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,285
Cobb County GA Hospital Authority (Equipment Pool Project) RAN VRDO	0.140%	11/7/11 LOC	10,000	10,000
1 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,409
1 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,132
Gainesville & Hall County GA Development Authority Revenue
(Hall County Sewage Treatment Facility Project) VRDO	0.200%	11/7/11 LOC	7,000	7,000
Georgia GO	3.500%	1/1/13	8,315	8,621
Georgia GO	5.000%	4/1/13	10,815	11,521
Georgia GO	5.500%	7/1/14	4,000	4,513
Georgia GO	4.000%	1/1/15	2,110	2,319
Georgia GO	5.000%	7/1/16	9,500	11,119
Georgia GO	5.000%	7/1/16	20,000	23,429
Georgia GO	5.000%	7/1/16	5,000	5,857
Georgia GO	5.500%	7/1/16	5,000	5,611
Georgia GO	5.000%	10/1/16	1,910	2,248

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/17	2,840	3,387
Georgia GO	5.000%	7/1/17	13,695	16,330
Georgia GO	5.000%	7/1/19	7,000	8,513
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,231
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,694
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	7,063
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	22,103
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,000	9,203
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	5,260	5,350
Gwinnett County GA School District GO	5.000%	2/1/12	10,000	10,120
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,577
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,999
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	5,241
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/12	15,000	15,280
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/12	12,000	12,147
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/14	5,000	5,359
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	10,310	10,638
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	6,910	7,633
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Scherer Project)PUT	2.500%	3/1/13	7,500	7,589
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,943
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15	2,060	2,289
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/14	4,995	5,386
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	3,685	4,074
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	9,263
Savannah GA Economic Development Authority Pollution Control Revenue
(International Paper Co. Projects)	5.100%	8/1/14	3,000	3,181
				363,682
Hawaii (0.5%)
Hawaii GO	5.000%	7/1/12 (2)	23,735	24,486
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,647
Hawaii GO	5.000%	6/1/16	13,920	16,194
Hawaii GO	5.000%	5/1/17 (14)	9,840	10,791
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,455
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,871
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,230
				67,674
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,352

Illinois (2.5%)
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/11 (14)	5,185	5,181
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/13 (14)	13,400	12,904
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,703
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,786
3 Chicago IL Board of Education GO TOB VRDO	0.160%	11/7/11 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (4)	37,590	40,442
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,519
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,835
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,937
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/12 (4)	2,500	2,518
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,393
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,346
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	8,407
3 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.170%	11/7/11 LOC	24,105	24,105
3 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.290%	11/7/11 (4)	21,135	21,135
Chicago IL Wastewater Transmission Revenue VRDO	0.140%	11/1/11 LOC	4,700	4,700
Du Page & Will Counties IL Community School District GO	5.500%	12/30/11 (Prere.)	4,725	4,767
Illinois Build Revenue	5.000%	6/15/16	10,000	11,312
3 Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.140%	11/7/11	6,935	6,935
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,260
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15	5,000	5,027
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,898
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,541
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	3.875%	5/1/12	5,000	5,088
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	10,000	11,124
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,612
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,655
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/14	5,500	6,038
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,626
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,720

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,269
	Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,445
	Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,471
	Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,142
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,670
	Illinois GO	5.500%	8/1/14 (14)	8,295	9,156
	Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,450	4,778
	Illinois Sales Tax Revenue	5.250%	6/15/12	2,000	2,059
	Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,284
	Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,849
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/11 (14)	20,000	19,962
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,767
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,460
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,035
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,510
3	University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.140%	11/7/11 (14)	9,455	9,455
	Winnebago & Bonne Counties IL School District GO	5.000%	2/1/12 (2)	4,000	4,037
	Winnebago & Boone Counties IL School District GO	5.000%	2/1/13 (2)	5,000	5,197
					364,055
Indiana (1.6%)
	Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	5,357
	Indiana Finance Authority Facilities Revenue (Indiana Government Center South)	5.000%	7/1/12	13,725	14,120
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility)	5.000%	7/1/13	6,620	7,047
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,224
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,830
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,808
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,986
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,381
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.080%	11/7/11 LOC	10,000	10,000
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.080%	11/7/11 LOC	8,700	8,700
	Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,430
	Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	10,000	10,045
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	8,915
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,140
	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,939
3	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.150%	11/1/11	4,000	4,000
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,500
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	3,750	3,985
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,666
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	3,074
	Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,332
	Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,721
	Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,183
	Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,772
[2,3]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.230%	7/1/14	837	824
[2,3]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.350%	7/1/16	6,246	6,137
	Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,711
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,513
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,178
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	12,182
	St. Joseph County IN Educational Facilities Revenue
	(University of Notre Dame Du Lac Project) PUT	3.875%	3/1/12	7,500	7,586
3	Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.140%	11/7/11	14,210	14,210
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,637
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,913
					229,046
Iowa (0.1%)
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,022
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,643
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,856
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/14	1,065	1,151
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,575

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Higher Education Loan Authority Revenue Private College Facility
(Grinnell College Project)	4.000%	12/1/17	1,300	1,470
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,117
				18,834
Kansas (0.5%)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/13	32,590	35,292
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17	1,000	1,105
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,145
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,269
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	2,895	3,196
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,615	6,259
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,670	6,361
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/12	1,525	1,581
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,627
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,193
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15	4,000	4,427
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17	1,130	1,259
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18	2,250	2,510
				68,224
Kentucky (0.8%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/12 (14)	13,065	13,563
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	17,000	18,891
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	40,000	45,799
Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,100	7,080
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	6,154
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,944
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	5.625%	12/3/12	10,000	10,436
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,072
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/12	810	829
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/13	855	895
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/16	990	1,066
				122,729
Louisiana (0.7%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,307
3 Louisiana Gas & Fuels Tax Revenue TOB VRDO	0.140%	11/7/11	15,000	15,000
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.890%	6/1/13	25,000	25,040
Louisiana GO	0.967%	11/1/11	10,000	10,000
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,713
Louisiana Housing Finance Agency Single Family Mortgage Revenue
(Home Ownership Program)	5.850%	6/1/38	4,230	4,353
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,045
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,549
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	4,984
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) VRDO	0.130%	11/7/11 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,443
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,281
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,788
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,175
				103,578
Maine (0.1%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,326
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.150%	11/7/11 LOC	2,800	2,800
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,261
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,921
				18,308
Maryland (2.2%)
Maryland Department of Transportation Revenue	4.000%	5/15/15	6,250	6,921
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	4.750%	12/1/11	250	250

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	3/15/12	20,415	20,779
Maryland GO	5.000%	8/1/14	10,000	11,187
Maryland GO	5.000%	3/1/16	10,000	11,631
Maryland GO	5.000%	11/1/16	15,100	17,833
Maryland GO	5.000%	3/15/17	23,445	27,809
Maryland GO	5.000%	8/1/17	5,000	5,975
Maryland GO	5.000%	8/1/17	5,070	6,058
Maryland GO	5.000%	8/1/17	26,445	31,601
Maryland GO	5.000%	8/1/17	8,495	10,151
Maryland GO	5.000%	8/1/18	23,960	29,017
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/13	3,000	3,201
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/13	2,395	2,535
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/14	3,150	3,396
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/15	5,900	6,424
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.170%	11/7/11 LOC	4,200	4,200
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/13	9,085	9,771
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/14	9,615	10,692
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15	9,995	11,415
Maryland Transportation Authority GAN	5.000%	3/1/12	5,000	5,081
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,815
Montgomery County MD GO	5.000%	5/1/14	12,310	13,650
Montgomery County MD GO	5.000%	7/1/18	32,050	38,767
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/13	4,200	4,439
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/14	8,500	9,233
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,958
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,762
				318,551
Massachusetts (4.0%)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,395	3,502
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.000%	11/7/11	19,989	19,989
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,193
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,597
Massachusetts Development Finance Agency Revenue (College of the Holy Cross) VRDO	0.170%	11/1/11 LOC	17,500	17,500
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	40,500	40,677
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,726
Massachusetts GO	5.500%	11/1/11 (4)	34,300	34,300
2 Massachusetts GO	0.380%	2/1/12	15,000	15,000
Massachusetts GO	5.000%	8/1/12	4,945	5,121
Massachusetts GO	5.000%	9/1/12	8,000	8,316
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,468
2 Massachusetts GO	0.520%	2/1/13	35,000	35,000
2 Massachusetts GO	0.620%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	12,955
Massachusetts GO	5.000%	8/1/14	11,965	13,323
Massachusetts GO	5.000%	11/1/14	2,350	2,639
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,367
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,428
Massachusetts GO	5.000%	10/1/16	6,800	7,956
Massachusetts GO	5.000%	10/1/17	23,000	27,259
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,959
Massachusetts GO	5.000%	10/1/18	24,000	28,689
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,521
3 Massachusetts GO TOB VRDO	2.250%	11/7/11 LOC	12,900	12,900
Massachusetts GO VRDO	0.250%	11/7/11	50,000	50,000
Massachusetts Health & Educational Facilities Authority Revenue
(Baystate Medical Center) VRDO	0.120%	11/7/11 LOC	11,700	11,700
3 Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University) TOB VRDO	0.140%	11/7/11	7,500	7,500
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,147
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,249
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,752
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	6,000	6,104
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,183
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,288
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.100%	11/7/11	11,400	11,400
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15	2,500	2,775

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	7,500	8,445
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,969
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,954
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	5,033
Massachusetts Special Obligation Revenue	5.500%	6/1/12	10,000	10,303
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/13	4,000	4,334
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,785
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15 (14)	3,000	3,461
3 Massachusetts Water Resources Authority Revenue TOB VRDO	2.430%	11/7/11 (4)LOC	27,690	27,690
Massachusetts Water Resources Authority Revenue VRDO	0.110%	11/7/11	19,400	19,400
University of Massachusetts Building Authority Revenue	5.000%	11/1/11 (2)	6,905	6,905
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	8,821
				578,583
Michigan (1.9%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,657
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,592
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,830
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16	1,050	1,178
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17	1,500	1,695
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.000%	1/15/12	25,000	25,236
Michigan Building Authority Revenue	5.000%	10/15/12 (2)	5,615	5,844
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,745
Michigan GO	5.000%	5/1/14	12,000	13,127
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,707
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/12	17,000	17,378
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,166
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,831
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15	2,000	2,197
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,670
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15	1,000	1,128
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	6,014
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.130%	11/7/11	1,500	1,500
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,663
Michigan State University Revenue	5.000%	8/15/13	6,620	7,148
Michigan State University Revenue	5.000%	2/15/14	5,385	5,906
Michigan State University Revenue	5.000%	8/15/14	7,005	7,814
Michigan State University Revenue	5.000%	2/15/15	3,910	4,415
Michigan State University Revenue	5.000%	8/15/15	1,000	1,145
Michigan State University Revenue	5.000%	2/15/17	6,135	7,175
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,469
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	19,998
Michigan Trunk Line Revenue	5.000%	9/1/12 (4)	13,015	13,498
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,464
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,539
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,059
University of Michigan University Revenue	5.250%	12/1/11	5,000	5,019
University of Michigan University Revenue	5.250%	12/1/12	8,500	8,896
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,866
University of Michigan University Revenue	4.000%	4/1/17	11,385	12,810
				277,379
Minnesota (1.4%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,060
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,335
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15	1,700	1,883
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	2,140
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.180%	11/1/11 (4)	31,300	31,300
Minneapolis MN Health Care System Revenue (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	41,197
Minneapolis MN Health Care System Revenue (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,236
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,728
Minnesota GO	4.000%	12/1/13	3,900	4,186
Minnesota GO	5.000%	12/1/13	10,615	11,612
Minnesota GO	5.000%	8/1/14	6,970	7,787
Minnesota GO	5.000%	12/1/14	8,145	9,206
Minnesota GO	5.000%	12/1/15	8,145	9,442
Minnesota GO	5.000%	10/1/16	5,000	5,878
Minnesota GO	5.000%	12/1/16	8,150	9,617
Minnesota GO	5.000%	8/1/18	4,000	4,827
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.130%	11/7/11	12,090	12,090

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	10,167
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15	1,170	1,280
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16	1,250	1,387
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17	1,000	1,118
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,279
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,665
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,773
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,914
				204,107
Mississippi (0.2%)
Mississippi GO	5.250%	11/1/14	8,970	10,161
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,620
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/12	1,000	1,029
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,628
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services)	5.000%	10/1/17	2,500	2,845
				24,283
Missouri (0.5%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	16,688
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,874
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,725
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.180%	11/7/11 LOC	5,500	5,500
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.180%	11/7/11 LOC	8,200	8,200
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	10,000	10,049
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/12 (Prere.)	10,000	10,120
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13	15,645	16,162
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/12 (14)	2,000	2,012
				74,330
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,870	6,563
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	5,974
				12,537
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,303
3 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.140%	11/7/11	8,000	8,000
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,088
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,142
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,150
3 Nebraska Public Power District Revenue TOB VRDO	0.130%	11/7/11 (4)	14,925	14,925
Omaha NE Public Power District Electric Revenue	5.500%	2/1/14	3,250	3,423
				35,031
Nevada (1.2%)
Clark County NV Airport BAN	5.000%	7/1/12	20,000	20,557
3 Clark County NV GO TOB VRDO	0.130%	11/7/11 LOC	16,880	16,880
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,749
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,658
Clark County NV School District GO	5.500%	12/15/11 (Prere.)	5,000	5,032
Clark County NV School District GO	5.000%	6/15/12	10,115	10,403
Clark County NV School District GO	5.000%	6/15/12 (14)	5,380	5,533
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	17,110
Clark County NV School District GO	5.000%	6/15/14	4,000	4,380
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,600
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,908
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,627
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,543
Nevada GO	5.000%	12/1/12 (4)	11,165	11,702
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,149
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,628
				171,459
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,655
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,577
New Hampshire GO	5.000%	8/15/16	4,280	4,999
New Hampshire GO	5.000%	8/15/17	3,200	3,786
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.000%	7/1/14	8,430	9,252
				22,269

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (6.1%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (4)	6,260	6,567
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,690
New Jersey Building Authority Revenue	5.000%	6/15/12	11,465	11,781
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,429
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,547
New Jersey COP	5.000%	6/15/16	6,695	7,276
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	34,738
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/15	2,525	2,677
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	3,080
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,712
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	15,570
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	27,073
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,760
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	42,284
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,487
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,317
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,923
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/14	11,165	12,139
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/15	11,255	12,419
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	6,094
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	6,484
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,552
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,504
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,895
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,851
New Jersey GO	5.000%	8/15/16	12,120	14,023
New Jersey GO	5.000%	8/15/17	11,660	13,646
3 New Jersey GO TOB VRDO	0.150%	11/1/11	95,500	95,500
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/12	6,955	7,136
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17	2,595	2,791
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18	3,525	3,796
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.130%	11/7/11 LOC	4,550	4,550
3 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.290%	11/7/11 (12)	9,565	9,565
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Health Care Corp.) VRDO	0.090%	11/7/11 LOC	7,765	7,765
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,666
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,745
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,171
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,760
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,037
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,236
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.120%	11/7/11	28,085	28,085
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14 (ETM)	60	67
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14	6,480	7,100
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/11 (14)	30,000	30,181
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/12 (14)	4,200	4,314
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,459
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/13 (14)	22,680	24,622
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	21,931
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	8,479
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	11,305
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	17,896
3 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.170%	11/7/11 LOC	100	100
3 New Jersey Turnpike Authority Revenue TOB VRDO	0.150%	11/7/11 LOC	20,160	20,160
3 New Jersey Turnpike Authority Revenue TOB VRDO	0.240%	11/7/11 (4)	9,220	9,220
New Jersey Turnpike Authority Revenue VRDO	0.350%	11/7/11 (4)	49,880	49,880
Salem County NJ Pollution Control Financing Authority Revenue
(Public Service Electric & Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,500
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/12	5,000	5,055
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/12 (Prere.)	10,200	10,482
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12 (Prere.)	14,495	14,990
Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	20,224

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,598
Tobacco Settlement Financing Corp. New Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	19,545
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	2,000	2,120
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/24 (Prere.)	810	838
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/32 (Prere.)	50,755	52,378
Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/32 (Prere.)	10,000	10,803
				890,568
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	11,708
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12 (3)	8,000	8,131
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	10,854
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,686
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,501
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	10,630
New Mexico GO	5.000%	3/1/13	8,000	8,488
New Mexico GO	5.000%	3/1/13	10,000	10,610
New Mexico GO	5.000%	3/1/14	7,000	7,705
New Mexico GO	5.000%	3/1/16	19,290	22,365
3 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.140%	11/7/11	6,660	6,660
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.140%	11/7/11	27,945	27,945
New Mexico Severance Tax Revenue	5.000%	7/1/12	1,550	1,599
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,110
				146,992
New York (11.4%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	0.220%	11/7/11 LOC	4,640	4,640
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	15,528
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,306
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14	2,000	2,194
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	3,635	4,083
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,297
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,459
Hempstead NY GO	3.000%	4/15/15	5,260	5,652
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/12 (14)	48,900	50,027
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/13	15,690	16,788
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18	2,000	2,302
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	1,500	1,725
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/16	6,000	6,804
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/17	5,000	5,689
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/18	2,500	2,854
3 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.140%	11/7/11	10,980	10,980
3 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.140%	11/7/11 (13)	14,605	14,605
2 Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.690%	11/1/13	4,000	4,000
2 Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.820%	11/1/14	6,320	6,321
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.500%	7/1/14	15,460	17,143
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/11	22,080	22,123
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,664
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/12	14,110	14,806
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,583
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,770
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	58,743
New York City NY Cultural Resources Revenue (American Museum of Natural History) VRDO	0.140%	11/1/11	3,025	3,025
New York City NY Cultural Resources Revenue (American Museum of Natural History) VRDO	0.160%	11/1/11	4,300	4,300
New York City NY Cultural Resources Revenue (Julliard School) PUT	2.750%	7/1/12	8,000	8,131
New York City NY Cultural Resources Revenue (Pierpont Morgan Library) VRDO	0.110%	11/7/11 LOC	6,765	6,765
New York City NY GO	5.000%	8/1/12	8,000	8,279
New York City NY GO	5.000%	8/1/12	8,450	8,744
New York City NY GO	5.750%	8/1/12 (Prere.)	35	36
New York City NY GO	5.000%	8/15/13	2,690	2,903
New York City NY GO	5.000%	8/1/14	25,000	27,793
New York City NY GO	5.750%	8/1/14 (2)	7,750	8,047
New York City NY GO	5.000%	8/15/14	12,890	14,347
New York City NY GO	5.000%	9/1/14	16,860	18,791
New York City NY GO	5.000%	8/1/15	10,815	12,263
New York City NY GO	5.000%	8/1/15	26,260	29,776

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/15	8,005	8,851
New York City NY GO	5.000%	8/15/15	17,910	20,327
New York City NY GO	5.000%	9/1/15	21,325	24,228
New York City NY GO	5.000%	2/1/16	1,000	1,143
New York City NY GO	5.000%	3/1/16	2,500	2,862
New York City NY GO	5.000%	3/1/16	10,795	12,357
New York City NY GO	5.000%	4/1/16	3,500	4,014
New York City NY GO	5.000%	8/1/16	27,500	31,762
New York City NY GO	5.000%	8/1/16	1,000	1,155
New York City NY GO	5.000%	8/1/16	1,000	1,155
New York City NY GO	5.000%	8/1/17	9,750	11,351
New York City NY GO	5.000%	8/1/17	13,470	15,682
New York City NY GO	5.000%	8/1/17	13,590	15,822
New York City NY GO	5.000%	8/1/17	3,800	4,424
New York City NY GO	5.000%	8/1/17	6,000	6,985
New York City NY GO	5.000%	10/1/17	2,500	2,917
New York City NY GO	5.000%	8/1/18	6,000	7,069
New York City NY GO	5.000%	8/1/18	4,650	5,479
New York City NY GO VRDO	0.160%	11/1/11	54,585	54,585
New York City NY GO VRDO	0.160%	11/1/11 LOC	3,500	3,500
New York City NY GO VRDO	0.110%	11/7/11 LOC	7,900	7,900
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/12	6,665	6,748
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	9,220
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	5/1/12	5,000	5,098
3 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.160%	11/7/11	3,755	3,755
New York City NY Housing Development Corp. Revenue (Capital Fund Program)	5.000%	7/1/12 (14)	5,000	5,138
New York City NY Industrial Development Agency Civic Facility Revenue
(USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,814
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.200%	11/7/11	8,760	8,760
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.200%	11/7/11	9,150	9,150
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.200%	11/7/11	20,855	20,855
3 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	11/7/11 (4)	14,000	14,000
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/11	14,370	14,370
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/11	24,375	24,375
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13 (ETM)	1,030	1,122
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	11,290	12,292
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	320	361
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	5,290	5,945
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,176
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	43,485	50,722
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,115	11,798
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,500	2,911
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	16,500	18,643
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	23,572
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	7,000	8,250
1 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	23,572
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.110%	11/7/11	3,700	3,700
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,154
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/17	6,240	7,247
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	10,092
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,509
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/16	1,260	1,411
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17	1,750	1,970
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/12	1,000	1,025
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,000	1,117
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/12	5,250	5,524
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/13	3,450	3,663
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14	3,760	4,129
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	3,935	4,435
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,845	19,625
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,610	11,196
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	21,303
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	8,042
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	9,683
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	12,091
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.500%	5/15/13 (14)	20,350	20,954

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12 (2)	12,560	12,873
3 New York State Dormitory Authority Revenue (Vassar College) TOB VRDO	0.140%	11/7/11	7,805	7,805
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	3,000	2,971
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	10/15/15	5,000	4,944
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) ARS	0.676%	11/7/11 (14)	14,650	14,154
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,647
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	8,500	8,667
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,437
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.250%	7/15/14	2,160	2,428
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.100%	11/7/11 LOC	10,800	10,800
New York State Housing Finance Agency Revenue (Clinton Park) VRDO	0.100%	11/7/11 LOC	7,000	7,000
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/15	5,410	5,794
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/18	7,000	7,428
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	12/1/18	8,415	8,930
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,536
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	15,967
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/16	40,000	45,584
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/17	18,145	20,904
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/18	3,500	4,107
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16	6,620	7,604
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	9,983
New York State Thruway Authority Revenue (Service Contract)	5.500%	4/1/13	5,500	5,615
New York State Urban Development Corp. Revenue	5.000%	1/1/15	5,145	5,756
New York State Urban Development Corp. Revenue	5.250%	1/1/17	8,000	9,253
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,669
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,318
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,657
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/12	6,500	6,551
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,950	31,268
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	28,412
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	3,340	3,796
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	19,295	21,929
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	11/7/11	19,735	19,735
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	11/7/11	19,015	19,015
Onondaga County NY Trust Cultural Resource Revenue (Syracuse University) VRDO	0.150%	11/7/11 LOC	3,800	3,800
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12	10,000	10,204
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/12	7,000	7,184
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/12 (Prere.)	13,345	13,752
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	7,450
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	6,655	6,814
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/14 (ETM)	2,045	2,236
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14	11,690	13,203
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	15,762
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	8,708
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	9,113
				1,660,134
North Carolina (2.9%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,721
Cabarrus NC COP	5.000%	1/1/16	4,555	5,197
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,391
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,528
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,437
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,599
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	1,250	1,517
Durham NC COP	5.000%	6/1/13	1,000	1,070
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,855
Guilford County NC GO	5.000%	8/1/15	8,250	9,490
Guilford County NC GO	5.000%	8/1/16	5,000	5,871
Guilford County NC GO	5.000%	8/1/17	5,000	5,975
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center Project) VRDO	0.200%	11/7/11 (4)	11,050	11,050
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.750%	12/1/11	32,500	32,494
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,275
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	18,177

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,850
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/12	9,565	9,643
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13	5,000	5,256
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/14	5,000	5,407
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/14	6,000	6,545
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15	3,465	3,834
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15	20,000	22,130
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16	2,725	3,056
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16	3,000	3,364
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/17	2,500	2,835
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.100%	11/7/11	4,000	4,000
North Carolina GO	5.000%	3/1/12	13,980	14,204
North Carolina GO	5.000%	3/1/14	23,160	25,527
North Carolina GO	5.000%	6/1/18	15,100	18,242
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.170%	11/7/11	53,600	53,600
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/14	2,775	2,909
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,678
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.170%	11/7/11 LOC	4,990	4,990
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) VRDO	0.120%	11/1/11	2,900	2,900
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,922
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	5,000	5,670
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13 (ETM)	1,340	1,420
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	2,835	2,991
Raleigh NC GO	5.000%	12/1/16	2,470	2,917
Raleigh NC GO	5.000%	12/1/16	2,605	3,077
Union County NC GO VRDO	0.100%	11/7/11	14,545	14,545
Wake County NC GO	4.000%	2/1/14	13,000	13,995
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	16,987
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	25,351
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,943
				420,435
Ohio (4.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,689
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,092
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,032
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13	10,000	10,483
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,715
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,635
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/12	1,480	1,503
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/14	5,495	5,786
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,984
Cincinnati OH City School District GO	5.375%	12/1/11 (Prere.)	3,350	3,364
Cincinnati OH City School District GO	5.000%	12/1/12 (4)	1,140	1,196
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	6,038
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,180
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,926
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,346
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,602
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17	1,190	1,358
3 Cleveland OH Water Works Revenue TOB VRDO	0.140%	11/7/11	4,700	4,700
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,712
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,349
Columbus OH GO	5.000%	6/15/12	7,955	8,189
Columbus OH GO	5.000%	9/1/12	5,600	5,820
Columbus OH GO	5.000%	9/1/13	10,430	11,289
Columbus OH GO	5.000%	9/1/13	5,600	6,061
Columbus OH GO	5.000%	12/15/13	3,000	3,284
Columbus OH GO	5.000%	9/1/16	9,225	10,773
Columbus OH GO	5.000%	6/1/17	7,510	8,870
Columbus OH GO	5.000%	7/1/17	7,245	8,570
Columbus OH GO	5.000%	7/1/17	5,740	6,790
Columbus OH GO	5.000%	6/1/18	8,000	9,549
Columbus OH GO	5.000%	7/1/18	7,280	8,699
Columbus OH GO	5.000%	7/1/18	4,500	5,377
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.110%	11/7/11 LOC	11,845	11,845
Hamilton County OH Convention Center Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,418
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,862
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,612
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,483

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jackson OH Local School District Stark & Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,847
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,847
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,847
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,712
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.140%	11/7/11 (4)	9,810	9,810
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.200%	11/7/11 (4)	7,500	7,500
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.240%	11/7/11 (4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	3,000	3,459
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	12,011
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	6,000	6,484
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	4,000	4,316
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15	5,000	5,091
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,623
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,098
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,423
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	4/1/12 (ETM)	3,055	3,116
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/14	12,000	13,166
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15	1,200	1,356
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	17,159
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,520	1,638
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,050	1,131
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,105	1,191
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	2,300	2,548
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	1,165	1,291
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	2,420	2,735
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	1,225	1,384
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,472
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,909
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,890
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	3,101
Ohio Common Schools GO VRDO	0.100%	11/7/11	1,400	1,400
Ohio GO	5.000%	9/15/14	5,920	6,626
Ohio GO	5.000%	9/15/15	5,000	5,731
Ohio GO	5.000%	9/15/16	10,000	11,656
Ohio GO	5.000%	9/15/17	19,680	23,198
Ohio GO	5.000%	9/15/18	5,000	5,938
Ohio Higher Education Capital Facilities Revenue	5.250%	12/1/11	6,115	6,141
Ohio Higher Education GO	5.250%	11/1/11 (ETM)	5,000	5,000
Ohio Higher Education GO	5.250%	12/1/11 (14)	4,500	4,519
Ohio Higher Education GO	5.000%	8/1/12	6,525	6,756
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,778
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.500%	10/1/12 (Prere.)	5,000	5,238
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.000%	12/1/13 (Prere.)	3,885	4,246
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) VRDO	0.130%	11/7/11 LOC	5,000	5,000
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,429
Ohio Highway Capital Improvements GO	5.250%	5/1/12	6,805	6,976
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,727
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.140%	11/7/11	2,850	2,850
Ohio Hospital Revenue (University Hospitals Health System Inc.) PUT	3.750%	1/15/13	2,500	2,572
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,759
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,847
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,739
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,085
Ohio State University General Receipts Revenue	5.000%	12/1/13	6,000	6,548
Ohio State University General Receipts Revenue	5.000%	12/1/14	3,000	3,377
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,515	4,107
Ohio State University General Receipts Revenue	5.000%	12/1/17	5,000	5,903
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,933
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,693
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/13	4,000	4,370
Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/14 (Prere.)	6,300	6,997
3 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	2.000%	11/7/11	17,955	17,955
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/11	4,030	4,046
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,506
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,190
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,444
Olentangy OH Local School District School Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,460

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,650
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,861
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,050
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/14	6,145	6,700
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15	1,435	1,588
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,844
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	2,090
				625,574
Oklahoma (0.4%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/12 (4)	3,500	3,595
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,964
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,135
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,360
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,203
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.150%	11/1/11 (12)	4,310	4,310
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.140%	11/7/11 (12)	16,465	16,465
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,520
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	0.890%	8/1/13	6,380	6,321
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,480
				66,353
Oregon (0.4%)
Oregon Department of Administrative Services COP	5.250%	11/1/11 (14)	12,090	12,090
Oregon Department of Administrative Services COP	5.000%	5/1/14	3,750	4,128
Oregon Department of Administrative Services COP	5.000%	5/1/15	4,160	4,694
Oregon Department of Administrative Services COP	5.000%	5/1/16	3,105	3,570
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	2,185	2,526
3 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.140%	11/7/11	5,000	5,000
Oregon Department of Transportation Highway Usertax Revenue	5.000%	11/15/14	5,880	6,630
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,863
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,415
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,871
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,000	1,105
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,629
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15	1,000	1,136
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16	1,700	1,868
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,286
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,113
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18	3,000	3,488
				65,412
Pennsylvania (7.5%)
Allegheny County PA GO	5.000%	11/1/13	3,560	3,806
Allegheny County PA GO	5.000%	11/1/14	2,895	3,164
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/14	36,120	39,832
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	19,397
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	25,790
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.190%	8/1/13	10,000	10,002
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.140%	11/7/11	20,700	20,700
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,667
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,404
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	4,198
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	5,540	5,697
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,272
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/14	1,320	1,377
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16	2,700	2,844
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	3,047
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,432
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,219
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,608
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,196
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,659
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,225
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	17,000	17,532
Delaware County PA Industrial Development Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.110%	11/7/11	1,200	1,200

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Health System Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.100%	11/1/11	18,255	18,255
3 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.140%	11/7/11	7,800	7,800
Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	4,983
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15	4,120	4,458
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16	10,510	11,379
3 Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital) TOB VRDO	0.140%	11/7/11 LOC	11,010	11,010
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,502
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	1,500	1,559
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,898
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/14	1,570	1,647
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,192
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,297
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,873
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.130%	11/7/11	18,100	18,100
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	17,195	19,872
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,363
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,116
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,336
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PSEG Power LLC Project) VRDO	0.150%	11/7/11 LOC	16,500	16,500
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,603
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,536
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,320
Pennsylvania GO	5.500%	2/1/12	20,950	21,227
Pennsylvania GO	5.000%	8/1/12	20,705	21,443
Pennsylvania GO	5.500%	1/1/13	10,000	10,597
Pennsylvania GO	5.000%	2/15/14	6,000	6,592
Pennsylvania GO	5.000%	4/15/14	16,300	18,013
Pennsylvania GO	5.000%	7/1/14	27,300	30,388
Pennsylvania GO	4.000%	7/15/14	15,070	16,395
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	48,703
Pennsylvania GO	5.000%	3/1/15	20,000	22,668
Pennsylvania GO	5.250%	7/1/15	28,630	33,022
Pennsylvania GO	5.000%	2/15/16	12,105	13,999
Pennsylvania GO	5.000%	7/1/16	5,355	6,247
Pennsylvania GO	5.000%	7/1/17	4,155	4,911
Pennsylvania GO	5.000%	7/15/17	15,005	17,748
3 Pennsylvania GO TOB VRDO	0.140%	11/7/11	19,320	19,320
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.110%	11/7/11 LOC	10,950	10,950
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,410
3 Pennsylvania Higher Educational Facilities Authority Revenue
(Presbyterian Medical Center) TOB VRDO	0.140%	11/7/11	7,200	7,200
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University) VRDO	0.130%	11/7/11 LOC	5,300	5,300
3 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) TOB VRDO	0.140%	11/7/11	4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,562
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,227
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	11,123
Pennsylvania Housing Finance Agency Rental Housing Revenue (Section 8 Assisted) VRDO	0.180%	11/7/11	10,305	10,305
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/13	5,630	5,997
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/16 (2)	14,290	14,835
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,471

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania State University Revenue VRDO	0.110%	11/7/11	6,400	6,400
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.140%	11/7/11 (4)	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,184
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	6,061
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,871
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,452
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,949
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,645
Pennsylvania Turnpike Commission Revenue VRDO	0.130%	11/7/11 (4)	10,000	10,000
Pennsylvania Turnpike Commission Revenue VRDO	0.130%	11/7/11	24,908	24,908
Pennsylvania Turnpike Commission Revenue VRDO	0.140%	11/7/11	9,693	9,693
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/14	2,355	2,567
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15	4,570	5,072
Philadelphia PA Gas Works Revenue	5.000%	8/1/13	3,260	3,453
Philadelphia PA Gas Works Revenue VRDO	0.150%	11/7/11 LOC	12,500	12,500
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,156
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,413
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,149
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.130%	11/1/11	12,745	12,745
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.130%	11/1/11	17,100	17,100
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	6,200	6,282
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	10,235	10,646
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,968
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (2)	1,500	1,686
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,493
3 Philadelphia PA Water & Waste Water Revenue TOB VRDO	0.140%	11/7/11 (4)	3,340	3,340
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	5,330	5,424
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	9,802
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	4,989
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,666
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,982
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,636
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.250%	11/7/11	10,000	10,000
State Public School Building Authority Pennsylvania School Revenue
(Daniel Boone School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,630
State Public School Building Authority Pennsylvania School Revenue
(Philadelphia School District Project)	5.000%	6/1/13 (Prere.)	30,800	33,035
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15	1,440	1,500
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,178
				1,098,835
Puerto Rico (0.4%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12	4,510	4,628
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,239
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,356
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/12 (2)	3,000	3,067
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	23,265	23,504
				51,794
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,324

South Carolina (1.4%)
Charleston County SC GO	5.000%	11/1/17	1,045	1,254
Charleston County SC GO	5.000%	11/1/17	6,485	7,781
Charleston County SC GO	5.000%	11/1/18	7,085	8,600
3 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.140%	11/7/11	24,750	24,750
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.150%	11/7/11	2,000	2,000
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/13	8,575	9,065
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/14	9,355	10,153
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15	7,380	8,172
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,825
3 Greenville County SC School District Installment Revenue TOB VRDO	0.130%	11/7/11	7,440	7,440
3 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.240%	11/7/11 (4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,968
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,502
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	15,935
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,118
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,177

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development Authority Hospital Revenue
(AnMed Health Project)	5.000%	2/1/16	2,000	2,222
South Carolina Jobs Economic Development Authority Hospital Revenue
(AnMed Health Project)	5.000%	2/1/17	2,320	2,596
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,731
South Carolina Public Service Authority Revenue	5.000%	1/1/16	5,000	5,752
South Carolina Public Service Authority Revenue	5.000%	1/1/17	2,000	2,336
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	7,095
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,883
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	20,534
Spartanburg County SC Regional Health Services District Revenue VRDO	0.250%	11/7/11 (12)	20,200	20,200
Tobacco Settlement Revenue (Authority of South Carolina Tobacco Settlement)	5.000%	6/1/18	1,735	1,737
				207,451
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/11 (2)	1,000	1,004
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,154
				4,158
Tennessee (2.1%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.250%	11/1/11 LOC	3,000	3,000
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/14	1,500	1,609
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15	1,390	1,515
Memphis TN Electric System Revenue	5.000%	12/1/11 (14)	17,000	17,067
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	51,470
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,735
Memphis TN GO	5.000%	10/1/17	2,500	2,950
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	7,105
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,715
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	11,808
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/14	15,000	16,824
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,325
Shelby County TN GO	5.000%	4/1/13 (ETM)	800	852
Shelby County TN GO	5.000%	4/1/13	3,200	3,408
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	221
Shelby County TN GO	5.000%	4/1/14	800	883
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16	6,925	7,828
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,750
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	11/7/11 (12)	56,000	56,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/12	2,300	2,371
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,862
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,318
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	6,106
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,883
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/12	10,000	10,347
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/13	28,000	29,206
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,000	9,350
Tennessee GO	5.000%	5/1/14	2,825	3,126
Tennessee GO	5.000%	5/1/16	3,200	3,724
Tennessee GO	5.000%	8/1/18	5,185	6,265
Tennessee GO	5.000%	10/1/18	3,730	4,517
				300,140
Texas (8.3%)
1 Austin TX GO	4.250%	9/1/16	2,480	2,816
1 Austin TX GO	5.000%	9/1/17	3,250	3,852
Board of Regents of the University of Texas System Revenue Financing System Revenue CP	5.250%	8/15/14	2,855	3,213
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	613
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,562
Dallas TX GO	5.000%	2/15/12	26,935	27,306
Dallas TX GO	5.000%	2/15/16	4,000	4,620
Dallas TX GO	5.000%	2/15/17	8,880	10,409
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,686
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14	3,000	3,334
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,609

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denton TX Independent School District GO VRDO	0.150%	11/7/11	5,600	5,600
Eagle Mountain & Saginaw TX Independent School District PUT	2.500%	8/1/14	11,140	11,577
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,388
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,692
Fort Worth TX GO	5.000%	3/1/18	4,375	5,178
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,849
Frisco TX GO	5.000%	2/15/17	3,000	3,512
Frisco TX GO	5.000%	2/15/18	3,325	3,933
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,786
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,536
Garland TX Independent School District GO	5.000%	2/15/12	4,210	4,269
Grapevine-Colleyville TX Independent School District School Building GO PUT	4.000%	8/1/12	25,980	26,632
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,148
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.140%	11/7/11	8,195	8,195
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/13	15,000	16,402
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/14	11,000	12,343
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/15	6,530	7,430
Harris County TX Cultural Education Facilities Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.140%	11/1/11 LOC	450	450
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	545
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,167
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,420
Harris County TX GO	6.000%	8/1/13 (14)	21,795	23,877
Harris County TX GO	5.000%	10/1/15	2,000	2,303
Harris County TX GO	5.000%	10/1/16	4,500	5,276
Harris County TX GO	5.000%	10/1/17	6,775	8,042
Harris County TX GO	5.000%	10/1/18	4,805	5,754
3 Harris County TX GO TOB VRDO	0.140%	11/7/11	8,155	8,155
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,766
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	24,250	25,104
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,133
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,139
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,710
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,972
3 Houston TX Airport System Revenue TOB VRDO	0.140%	11/7/11	13,360	13,360
Houston TX Community College GO	5.000%	2/15/18	2,500	2,957
Houston TX Community College GO	5.000%	2/15/19	2,860	3,399
3 Houston TX Community College GO TOB VRDO	0.170%	11/7/11 (4)	4,095	4,095
Houston TX GO	5.500%	3/1/16	6,905	8,113
Houston TX Independent School District GO	0.000%	2/15/12	5,535	5,530
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,534
2 Houston TX Independent School District GO PUT	0.570%	3/27/12	15,000	15,004
Houston TX Utility System Revenue	5.250%	11/15/11 (4)	4,425	4,434
Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,471
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	6,053
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,759
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	11,022
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,171
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	15,912
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	16,283
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,962
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,895
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	9,000	9,902
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,300	1,493
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,989
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,936
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16	2,000	2,288
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,057
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,705
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,964
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	5/1/15	8,500	8,926
North Texas Tollway Authority System Revenue	5.000%	1/1/12	5,580	5,621
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,101
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,906

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,716
	North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	11,237
	North Texas Tollway Authority System Revenue PUT	5.250%	1/1/12	71,215	71,782
	North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13	31,190	32,663
	Northside TX Independent School District GO PUT	0.950%	8/1/13	10,000	10,065
	Northside TX Independent School District GO PUT	1.350%	6/1/14	14,800	14,956
	Northside TX Independent School District GO PUT	1.900%	8/1/14	15,500	15,907
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/13	24,325	25,736
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,218
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,229
	San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	12,000	12,742
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/14	10,115	11,090
	San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,878
	San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	7,210	8,230
3	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	11/7/11	9,020	9,020
	San Antonio TX GO	5.000%	2/1/17	4,135	4,857
	San Antonio TX GO	5.000%	8/1/17	1,070	1,266
	San Antonio TX GO	5.000%	8/1/18	1,000	1,194
	San Antonio TX GO PUT	1.150%	12/3/12	17,900	17,964
	Southwest Texas Higher Education Authority Inc. Revenue
	(Southern Methodist University Project)	5.000%	10/1/14	1,000	1,109
	Southwest Texas Higher Education Authority Inc. Revenue
	(Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,294
	Spring Branch TX Independent School District GO	5.000%	2/1/13	3,000	3,173
	Spring Branch TX Independent School District GO	5.000%	2/1/14	3,635	3,986
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/15	2,905	3,186
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/16	1,310	1,457
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/17	2,000	2,234
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,349
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,800
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/12	3,500	3,544
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/13	1,835	1,928
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,000	5,350
	Texas GO	5.000%	10/1/17	7,500	8,916
	Texas GO	5.000%	10/1/18	7,500	8,997
[2,3]	Texas GO TOB PUT	0.200%	12/13/11	25,000	25,000
3	Texas GO TOB VRDO	0.140%	11/7/11	35,000	35,000
	Texas GO TRAN	2.500%	8/30/12	60,000	61,117
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/12	5,000	5,228
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/13	1,000	1,054
2	Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.610%	9/15/17	8,740	8,369
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	43,575	45,943
	Texas State University System Revenue	5.000%	3/15/12	2,380	2,421
	Texas State University System Revenue	5.000%	3/15/15	7,005	7,916
	Texas Tech University System Revenue Financing System Revenue	4.000%	2/15/13	3,000	3,138
	Texas Tech University System Revenue Financing System Revenue	3.000%	2/15/14	5,000	5,263
	Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/15	4,000	4,523
	Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	20,000	20,262
3	Texas Transportation Commission Mobility Fund GO TOB VRDO	0.140%	11/7/11	20,410	20,410
	Texas Transportation Commission Revenue	5.000%	4/1/12	9,605	9,795
	Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,775
	Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	30,229
	Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,171
3	Texas University System Revenue Financing System Revenue TOB VRDO	0.140%	11/7/11	4,995	4,995
	Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,687
	Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,483
	Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,406
	University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,087
	University of Texas Permanent University Fund Revenue	5.250%	8/15/16	10,090	11,842
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,325	1,482
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,775	1,985
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	29,797
	Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.130%	11/7/11	15,000	15,000
					1,212,596
Utah (0.6%)
	Alpine UT School District GO	5.000%	3/15/17	4,320	5,097
	Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/13	7,590	8,108
	Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/14	5,000	5,492
	Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15	17,270	19,744

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,502
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,154
Utah GO	5.000%	7/1/17	10,000	11,930
Utah GO	5.000%	7/1/18	15,000	18,144
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	4,425	4,656
				85,827
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,395
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,683
				14,078
Virginia (1.8%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16	3,755	4,162
Chesapeake VA Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,141
Clarke County VA Industrial Development Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.200%	11/7/11 (4)	10,850	10,850
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,907
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,013
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	23,725
Norfolk VA GO	5.000%	3/1/15	5,910	6,701
Norfolk VA GO	5.000%	3/1/16	4,000	4,638
Russell County VA Industrial Development Authority Hospital Revenue
(STS Health Alliance) VRDO	0.110%	11/7/11 LOC	6,000	6,000
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	5,000	5,800
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,246
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	8,100
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/14	1,350	1,480
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	3,090	3,567
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	5,205	5,636
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	3,135	3,395
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/14	2,000	2,238
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	2,400	2,756
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	7,330	8,417
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	500	585
Virginia GO	5.000%	6/1/14	8,750	9,731
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	4,115	4,709
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	14,848
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,386
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,903
Virginia Public School Authority Revenue	4.000%	8/1/12	3,605	3,708
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	8,266
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,260
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,369
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,721
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	17,213
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	37,457
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,838
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,801
Virginia Small Business Financing Authority Health Care Facilities Revenue
(Sentara Healthcare)	5.000%	11/1/13	3,500	3,778
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,354
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,151
				268,850
Washington (3.1%)
3 Bellevue WA GO TOB VRDO	0.140%	11/7/11	17,870	17,870
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	9,115
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,656
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/12	2,500	2,579

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	15,811
Energy Northwest Washington Electric Revenue (Project No. 1)	5.500%	7/1/17 (14)	8,000	8,259
Energy Northwest Washington Electric Revenue (Project No. 1)	6.000%	7/1/17 (14)	7,300	7,561
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	8,450	9,644
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	6,000	6,848
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16	24,000	27,889
Energy Northwest Washington Electric Revenue (Project No. 3)	6.000%	7/1/16 (4)	10,000	10,363
Energy Northwest Washington Electric Revenue (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,327
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	23,521
King County WA (Bellevue School District) GO	5.000%	12/1/11	18,000	18,072
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,271
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,585
Port of Seattle WA Revenue	5.000%	3/1/12 (4)	5,000	5,075
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	4,039
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,337
Tacoma WA Electric System Revenue	5.000%	1/1/12 (4)	5,000	5,039
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	11,036
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	28,024
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,615
University of Washington Revenue	5.000%	4/1/17	6,880	8,092
University of Washington Revenue	5.000%	4/1/18	7,225	8,593
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,508
Washington GO	5.000%	7/1/12 (2)	11,530	11,894
Washington GO	5.000%	2/1/13	5,290	5,594
Washington GO	5.000%	7/1/13 (4)	4,890	5,261
Washington GO	5.000%	1/1/14	19,395	21,203
Washington GO	5.000%	2/1/14	11,105	12,176
Washington GO	5.000%	7/1/15 (2)	2,400	2,741
Washington GO	5.700%	10/1/15	5,150	5,585
Washington GO	5.000%	1/1/16	5,285	6,094
Washington GO	5.000%	1/1/16	20,000	23,062
Washington GO	5.000%	2/1/16	13,040	15,066
Washington GO	5.000%	2/1/16	3,995	4,616
Washington GO	5.000%	7/1/17	5,000	5,907
Washington GO	5.000%	8/1/17	11,175	13,221
1 Washington GO	5.000%	7/1/18	21,220	25,276
3 Washington GO TOB VRDO	0.140%	11/7/11	4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,693
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,713
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,286
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,453
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,482
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,560
Washington Health Care Facilities Authority Revenue
(Southwest Washington Medical Center) VRDO	0.180%	11/7/11 LOC	6,640	6,640
				458,252
West Virginia (0.5%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	9,972
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/12	4,970	5,160
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,650	5,020
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/14	9,265	10,309
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15	7,150	8,136
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,328
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,419
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15	3,070	3,296
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,827
West Virginia University Revenue	5.000%	10/1/18	1,300	1,513
2 West Virginia University Revenue PUT	0.790%	10/1/14	10,000	10,000
				76,980
Wisconsin (1.6%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.000%	6/1/12 (Prere.)	5,000	5,164
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	3,060	3,163
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,656
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	4,004
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,584
Wisconsin GO	5.000%	5/1/12 (14)	15,775	16,150
Wisconsin GO	5.000%	5/1/13	5,000	5,343
Wisconsin GO	5.250%	5/1/13	16,810	18,025

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,533
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,371
Wisconsin GO	5.000%	5/1/16	13,870	16,099
Wisconsin GO	5.000%	5/1/16	10,530	12,223
Wisconsin GO	5.000%	5/1/17	6,000	7,061
Wisconsin GO	5.000%	5/1/17	8,100	9,532
Wisconsin GO	5.000%	11/1/17	4,500	5,340
Wisconsin GO	5.000%	11/1/18	11,000	13,154
Wisconsin GO	5.000%	5/1/19	12,955	15,471
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,102
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,595
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,179
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,063
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,403
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,136
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,417
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,441
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,217
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,533
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/14 (4)	4,145	4,578
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	12,868
Wisconsin Transportation Revenue	5.000%	7/1/12	1,000	1,032
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,183
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,402
				232,022
Total Tax-Exempt Municipal Bonds (Cost $13,990,701)				14,358,530

			Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
4 Vanguard Municipal Cash Management Fund (Cost $262,028)	0.117%		262,027,985	262,028
Total Investments (100.2%) (Cost $14,252,729)				14,620,558
Other Assets and Liabilities (-0.2%)
Other Assets				185,158
Liabilities				(220,485)
				(35,327)
Net Assets (100%)				14,585,231

Limited-Term Tax-Exempt Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	14,345,224
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(127,822)
Unrealized Appreciation (Depreciation)	367,829
Net Assets	14,585,231

Investor Shares—Net Assets
Applicable to 282,013,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,122,614
Net Asset Value Per Share—Investor Shares	$11.07

Admiral Shares—Net Assets
Applicable to 1,035,224,579 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,462,617
Net Asset Value Per Share—Admiral Shares	$11.07

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $861,548,000, representing 5.9% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.9%)
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,070
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,776
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/19	58,350	67,145
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/20	60,660	68,947
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/21	62,600	70,652
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/22	13,595	15,222
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	4,282
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,821
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	4,917
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,040
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,609
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,067
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,877
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	10,059
Jefferson County AL Sewer Revenue (Capital Improvement)	5.000%	8/1/12 (Prere.)	15,040	15,564
				278,048
Alaska (0.1%)
Anchorage AK Electric Revenue	8.000%	12/1/11 (14)	5,395	5,428
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	2,110	2,140
Northern Tobacco Securitization Corp. Alaska	4.625%	6/1/23	17,340	15,954
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	1,000	1,111
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	12,755	14,175
				38,808
Arizona (2.7%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20 (2)	2,430	2,586
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,598
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21 (2)	4,310	4,553
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27	1,135	1,301
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28	2,545	2,762
Arizona COP	5.000%	9/1/25 (4)	10,000	10,560
Arizona COP	5.000%	9/1/27 (4)	5,000	5,217
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	10,620
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	7,906
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,031
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,368
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,209
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,020
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	37,362
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,554
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	28,842
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,303
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,415
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,475
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,621
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,882
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,611
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,452
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,029
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,353
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,637
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,013
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,265
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,711
Arizona Transportation Board Highway Revenue	5.250%	7/1/18	4,000	4,120
Arizona Transportation Board Highway Revenue	5.250%	7/1/19	4,110	4,232
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	11,232
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,861
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,169
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,652
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,481
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30	5,000	5,522
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,668
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,203
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,644

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,620
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,730
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,021
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,922
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,998
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,140
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,233
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.160%	11/7/11 LOC	10,000	10,000
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23 (14)	4,235	4,560
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	7,112
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	10,985
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,515
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	6,991
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	13,896
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	5,854
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,823
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,318
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,707
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,862
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/14	5,110	5,592
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,476
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,426
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/25	5,000	5,384
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,134
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	9,971
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	13,871
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,515
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,563
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	5,837
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22 (14)	5,420	5,771
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,419
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.375%	7/1/12 (14)	9,645	9,685
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.375%	7/1/13 (14)	5,000	5,019
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.375%	7/1/14 (14)	6,820	6,845
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,921
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.500%	7/1/14 (14)	4,215	4,352
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21 (14)	4,200	4,631
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/28	4,890	5,390
Phoenix AZ GO	5.000%	7/1/20	5,150	5,844
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,128
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,004
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,877
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,974
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,295
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	3,527
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	3,806
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	8,335
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	4,464
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	18,694
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	2,604
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,672
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,506
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	8,004
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	14,817
Tucson AZ GO	7.375%	7/1/13	3,750	4,146
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,068
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,049
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29	1,500	1,570
				825,513
Arkansas (0.0%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,057
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,205
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,882
				5,144
California (12.7%)
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,517
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	5,779
1 Atwater CA Public Financing Authority Wastewater Revenue TOB VRDO	0.220%	11/7/11 (4)	16,995	16,995

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	2,000	2,031
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (10)	4,500	4,654
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,140	17,026
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/21	7,000	7,832
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/21	20,195	22,725
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	26,400	29,389
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/24	22,435	24,845
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,140
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	3,194
1 California Department of Veteran Affairs Revenue TOB VRDO	0.140%	11/7/11	11,140	11,140
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12 (Prere.)	37,000	38,322
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,000	10,364
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	61,875	64,125
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (14)	8,000	8,209
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12 (Prere.)	20,000	20,777
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12 (Prere.)	10,000	10,389
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	8,963
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,753
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18	12,000	14,067
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	44,535	52,243
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	23,568
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	30,000	34,831
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	22,531
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	10,000	11,480
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	21,493
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	32,262
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	45,905
California Economic Recovery Bonds GO	5.000%	7/1/16	6,035	6,057
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	33,752
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	57,689
California GO	5.000%	4/1/12	2,500	2,547
California GO	5.250%	10/1/13 (14)	5,615	6,081
California GO	5.250%	2/1/14	20,000	21,420
California GO	5.000%	6/1/14 (Prere.)	8,580	9,494
California GO	5.000%	8/1/14	6,355	6,999
California GO	5.250%	11/1/14	10,000	10,785
California GO	5.000%	3/1/15	6,000	6,690
California GO	5.250%	11/1/15	10,225	11,044
California GO	6.000%	2/1/16	1,500	1,740
California GO	5.000%	4/1/16	10,000	11,239
California GO	5.000%	9/1/16	8,000	9,051
California GO	5.000%	3/1/17	3,000	3,389
California GO	5.000%	4/1/17	9,500	10,739
California GO	5.000%	4/1/17	13,050	14,751
California GO	5.000%	10/1/17	20,000	22,671
California GO	5.500%	4/1/18	45,035	52,202
California GO	6.000%	4/1/18	11,480	13,627
California GO	5.000%	9/1/18	33,800	37,058
California GO	5.000%	12/1/18	85	92
California GO	5.500%	4/1/19	5,000	5,806
California GO	5.000%	4/1/20	18,000	19,967
California GO	5.000%	8/1/20	18,970	21,142
California GO	5.000%	11/1/20 (14)	5,000	5,635
California GO	5.250%	11/1/20	9,000	9,652
California GO	5.000%	2/1/21	13,000	13,830
California GO	5.000%	12/1/21	16,365	18,240
California GO	5.000%	3/1/22	6,375	6,870
California GO	5.000%	3/1/22 (2)	9,225	9,784
California GO	5.250%	10/1/22	15,000	16,617
California GO	5.000%	3/1/23	36,120	38,170
California GO	5.000%	3/1/23	29,000	31,107
California GO	5.125%	11/1/23	7,000	7,441
California GO	5.000%	3/1/24	30,115	32,156
California GO	5.500%	8/1/26	23,665	26,039
California GO	5.250%	10/1/27	26,440	28,472
California GO	5.750%	4/1/29	2,395	2,634
California GO	5.000%	10/1/29	27,000	27,817
California GO	5.250%	3/1/30	29,500	30,730
California GO	5.750%	4/1/31	79,190	86,308
California GO	5.000%	6/1/31	3,000	3,029
California GO	6.500%	4/1/33	54,500	63,548
California GO VRDO	0.080%	11/7/11 LOC	6,000	6,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO VRDO	0.130%	11/7/11 LOC	10,000	10,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/12	2,000	2,025
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,090
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,356
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/22	13,995	14,824
2 California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	19,694
2 California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	9,432
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,220
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,681
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,316
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,383
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,431
California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	0.120%	11/7/11	6,825	6,825
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,130
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,587
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,944
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,595
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,709
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	15,646
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,370
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,737
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,901
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	4,912
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	10,800
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.140%	11/7/11	5,400	5,400
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.150%	11/1/11 (ETM)	20,115	20,115
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	9,000	9,726
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/15	1,615	1,687
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16	2,070	2,158
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20	1,575	1,577
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21	1,700	1,678
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24	5,000	4,829
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	8,745
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,085
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,830
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,100	3,116
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	5,451
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,174
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/14	8,370	9,128
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	9,980	11,163
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/16	8,750	9,652
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/17	4,985	5,501
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/18	5,700	6,276
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/19	11,820	12,952
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/20	10,000	10,929
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/21	15,230	16,549
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/22	15,235	16,428
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/23	8,765	9,366
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/24	9,650	10,212
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/25	7,500	7,869
California Public Works Board Lease Revenue
(Secretary of State & State Archives Building Complex)	5.375%	12/1/12	7,895	7,924
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	15,463
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,268
California RAN	2.000%	5/24/12	43,000	43,392
California State University Revenue Systemwide	5.000%	11/1/26	14,775	15,983
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,593
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,176
California State University Revenue Systemwide	5.250%	11/1/29	7,790	8,546
California State University Revenue Systemwide	5.250%	11/1/30	7,960	8,691
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,343
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	8,520	8,735
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	41,803
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,958

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.100%	11/7/11	1,400	1,400
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	135,500	144,253
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.140%	11/7/11	21,676	21,676
Castaic Lake CA Water Agency Revenue COP VRDO	0.100%	11/7/11 LOC	10,300	10,300
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	3,847
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,409
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,558
Eastern California Municipal Water District Water& Sewer Revenue VRDO	0.080%	11/7/11	19,450	19,450
Eastern California Municipal Water District Water& Sewer Revenue VRDO	0.110%	11/7/11	11,525	11,525
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,884
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,569
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,007
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	2,989
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	2,953
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	511
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	1,637
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	2,776
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	2,392
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	1,426
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	782
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	872
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	1,174
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	966
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.125%	1/15/19 (14)	5,200	5,082
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28 (14)	15,000	14,890
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	9,270	9,949
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,456
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,956
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,342
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,188
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	1,773
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	87,468
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,383
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,813
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	13,156
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,003
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	79,085	63,727
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	30,000	29,898
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33 (Prere.)	71,660	77,055
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	7,742
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,116
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	1,649
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	588
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,157
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,871
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,208
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,420
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	7,983
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,644
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,090
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,282
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	7,736
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,518
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	3,115	3,382
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	3,250	3,447
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,705	6,218
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	3,250	3,426
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	3,960	4,151
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	13,932
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,426
Los Angeles CA Department of Water & Power Revenue VRDO	0.150%	11/7/11	6,100	6,100
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,488
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	15,952
Los Angeles CA Unified School District COP VRDO	0.120%	11/7/11 LOC	5,045	5,045
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,354
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,921
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,754
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,235
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,452
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,131
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	24,753

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	34,220
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	26,047
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,042
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,086
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,708
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	19,915	21,285
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	7,853
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,145
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	10,000	10,009
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,837
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,809
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	6,969
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	12,160
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,858
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,919
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,721
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	7,123
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,274
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) VRDO	0.100%	11/7/11 LOC	4,000	4,000
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,229
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	14,175
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,149
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,322
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,140
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	7,849
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	4,847
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,652
Orange County CA Water District COP VRDO	0.110%	11/7/11	3,000	3,000
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,575	9,780
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	8,440
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	9,106
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	8,142
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	4,495
1 Palomar PowerAde Health System California Revenue GO TOB VRDO	0.130%	11/7/11 (12)	9,000	9,000
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	6.500%	9/1/28	9,000	8,926
Poway CA Unified School District GO	0.000%	8/1/29	5,000	1,763
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,398
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,310
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,886
Riverside CA Electric Revenue VRDO	0.130%	11/7/11 LOC	12,000	12,000
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.110%	11/7/11	4,730	4,730
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	3,250
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,705	4,689
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,115
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,402
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,291
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,817
Sacramento County CA GO	5.000%	2/1/15	9,190	9,898
Sacramento County CA GO	5.000%	2/1/17	4,650	5,062
Sacramento County CA GO	5.250%	2/1/18	6,140	6,776
Sacramento County CA GO	5.250%	2/1/19	4,940	5,435
Sacramento County CA GO	5.500%	2/1/20	4,700	5,225
Saddleback Valley CA Unified School District GO	5.000%	8/1/23 (4)	5,460	5,894
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,745
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	9,853
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,264
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,336
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,266
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,217
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,111
San Diego CA Community College District GO	5.000%	8/1/28	8,820	9,668
San Diego CA Community College District GO	5.000%	8/1/29	4,315	4,693
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,122
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,623
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/13	8,000	8,525
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25	10,000	11,274
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28	2,000	2,148
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	11,671
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	20,667
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	5,868
1 San Diego CA Unified School District GO TOB VRDO	0.130%	11/7/11	9,800	9,800

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,605
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.120%	11/7/11	34,985	34,985
San Francisco CA City & County International Airport Revenue	5.000%	5/1/18	15,000	17,312
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	5,000	5,652
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	9,135	10,213
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,172
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,663
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28	5,730	6,128
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29	6,270	6,655
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	4,692
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	6,219
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	19,665
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	23,686
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	28,005
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,258
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,109
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	26,050
1 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.240%	11/7/11	5,000	5,000
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	1,000	1,025
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,102
San Ramon Valley CA Unified School District GO	5.000%	8/1/26 (4)	12,800	13,547
1 San Ramon Valley CA Unified School District GO TOB VRDO	0.200%	11/7/11	4,925	4,925
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,604
Santa Clara County CA Financing Authority Lease Revenue
(VMC Facility Replacement Project) VRDO	0.120%	11/7/11	8,600	8,600
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.070%	11/7/11	8,500	8,500
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	5,103
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	2,806
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	2,845
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	4,710
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	4,343
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,397
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	10,871
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	10,756
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,670
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/30	4,735	4,748
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,424
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,794
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	14,997
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	9,815
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,137
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,344
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,497
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,323
University of California Revenue	5.000%	5/15/21	10,625	11,617
University of California Revenue	5.500%	5/15/24	14,675	17,229
University of California Revenue	5.000%	5/15/26	12,915	14,386
University of California Revenue	5.000%	5/15/27	5,000	5,518
University of California Revenue	5.000%	5/15/30	2,830	3,043
1 University of California Revenue TOB VRDO	0.140%	11/7/11	14,000	14,000
1 University of California Revenue TOB VRDO	0.200%	11/7/11	9,520	9,520
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	3,398
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	4,150
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	3,854
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	3,829
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	3,578
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,097
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	1,926
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	1,914
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,551
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,586
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,874
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,683
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,233
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,269
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (12)	3,000	2,303
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	2,996
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	3,913
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	734
				3,935,667

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19	1,050	1,227
Aurora CO COP	5.000%	12/1/20	2,000	2,289
Aurora CO COP	5.000%	12/1/21	3,505	3,969
Aurora CO COP	5.000%	12/1/22	4,730	5,274
Aurora CO COP	5.000%	12/1/23	4,465	4,939
Aurora CO COP	5.000%	12/1/24	4,215	4,609
Aurora CO COP	5.000%	12/1/25	5,475	5,936
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,978
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,098
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,231
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,370
Broomfield CO City & County COP	5.000%	12/1/29	7,470	7,975
Colorado Department of Transportation RAN	5.375%	6/15/12 (Prere.)	8,500	8,856
Colorado Department of Transportation Revenue	5.500%	6/15/12 (14)	11,780	12,157
Colorado Department of Transportation Revenue	5.500%	6/15/13 (14)	14,500	15,646
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	37,825	43,532
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,170
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	53,242
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	14,000	14,381
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical Center of the Rockies)	5.000%	3/1/25	4,900	4,918
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,672
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	14,411
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	21,656
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,795	2,801
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,825	2,831
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	9,825	9,845
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	9,920	9,940
Denver CO City & County (Medical Facilities) GO	5.000%	8/1/14	7,065	7,600
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,633
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,488
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	18,060
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,136
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	6,587
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	9,565
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	15,072
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	8,779
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,465
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,000	1,961
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.140%	11/7/11	5,105	5,105
University of Colorado Enterprise System Revenue	5.000%	6/1/20 (14)	5,785	6,574
University of Colorado Enterprise System Revenue	5.000%	6/1/21 (14)	6,605	7,353
University of Colorado Enterprise System Revenue	5.500%	6/1/24	2,000	2,318
University of Colorado Enterprise System Revenue	5.500%	6/1/26	2,750	3,135
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	10,576
				406,360
Connecticut (1.3%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project)	4.375%	9/1/28	5,000	5,004
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	25,423
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	5,686
Connecticut GO	5.500%	11/15/11 (4)	21,215	21,259
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,059
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,313
Connecticut GO	5.000%	4/15/13	9,745	10,393
Connecticut GO	5.000%	11/1/13	10,000	10,901
Connecticut GO	5.125%	11/15/13	19,000	19,073
Connecticut GO	5.500%	12/15/13	1,705	1,886
Connecticut GO	5.000%	4/15/14	13,690	15,128
Connecticut GO	5.500%	12/15/14	7,700	8,825
Connecticut GO	5.000%	4/15/15	16,155	18,365
Connecticut GO	5.000%	4/15/15	2,325	2,643
Connecticut GO	5.000%	5/1/15	1,765	2,009
3 Connecticut GO	0.640%	5/15/15	5,000	5,000
Connecticut GO	5.000%	11/1/15	5,000	5,772
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,386
Connecticut GO	5.000%	12/15/15	14,345	16,616
Connecticut GO	5.000%	4/15/16	13,725	15,918
3 Connecticut GO	0.790%	5/15/16	5,000	5,000
3 Connecticut GO	0.790%	5/15/16	8,400	8,400
3 Connecticut GO	0.910%	5/15/17	5,000	5,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Connecticut GO	1.060%	5/15/18	14,000	14,000
Connecticut GO	5.000%	12/15/18	11,000	12,800
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/12 (4)	6,275	6,569
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,021
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,454
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.050%	11/7/11	4,750	4,750
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/11	4,035	4,035
Connecticut Special Tax Revenue (Transportation Infrastructure)	6.500%	10/1/12	6,600	6,957
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/12	4,685	4,904
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.375%	10/1/13 (4)	20,000	20,081
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/13	2,970	3,236
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	12,000	13,152
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14	7,315	8,225
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	8,383
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	13,635
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	12,172
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	13,905
				390,338
Delaware (0.1%)
Delaware GO	5.000%	10/1/16	19,895	23,462
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/12	3,690	3,807
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/13	3,875	4,168
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29	10,000	10,937
University of Delaware Revenue	5.000%	11/1/18	1,000	1,210
University of Delaware Revenue	5.000%	11/1/22	1,000	1,172
				44,756
District of Columbia (0.4%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,708
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,670
District of Columbia GO	0.000%	6/1/14 (14)	16,650	15,929
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,084
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,351
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,608
District of Columbia Hospital Revenue (Medlantic Healthcare Group Inc.)	6.000%	8/15/12 (ETM)	2,995	3,130
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	6,022
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,184
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	7,001
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,520
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	25,950
				124,157
Florida (7.2%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,975
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,186
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,388
Broward County FL GO	5.000%	1/1/20	9,185	10,680
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,770
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,383
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,396
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23	2,000	2,240
Citizens Property Insurance Corp. Florida Revenue(Coastal Account)	5.000%	3/1/14 (14)	35,000	37,166
Citizens Property Insurance Corp. Florida Revenue(Coastal Account)	5.500%	6/1/14	20,000	21,607
Citizens Property Insurance Corp. Florida Revenue(Coastal Account)	5.000%	6/1/15	70,000	75,425
Citizens Property Insurance Corp. Florida Revenue(Coastal Account)	5.000%	6/1/16	16,000	17,311
Citizens Property Insurance Corp. Florida Revenue(Coastal Account)	5.000%	6/1/16	10,000	10,820
Citizens Property Insurance Corp. Florida Revenue(Coastal Account)	5.250%	6/1/17	23,000	25,144
Clay County FL Sales Surtax Revenue	5.000%	10/1/12 (12)	6,690	6,905
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,025
Florida Board of Education Capital Outlay GO	5.375%	1/1/13	4,855	4,944
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	9,005
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,161
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	7,150	7,455
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	3,700	3,858
Florida Board of Education Lottery Revenue	5.375%	7/1/12 (Prere.)	6,000	6,261
Florida Board of Education Lottery Revenue	5.500%	7/1/12 (Prere.)	7,860	8,209
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	10,240	11,098
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	6,000	6,503
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	12,088
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,667
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,254
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,581

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,476
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,217
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,005
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,543
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,923
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,431
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,549
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,057
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,961
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/12 (Prere.)	1,285	1,335
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,815	4,088
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,395	8,995
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,720	3,986
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	5,045	5,426
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	3,845	4,134
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13 (4)	16,540	17,166
Florida Board of Education Public Education Capital Outlay GO	5.375%	6/1/13	6,820	7,083
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	4,005	4,442
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	3,910	4,337
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,040	5,428
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,205	4,783
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	7,295	7,848
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	6,315
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,105	4,679
Florida Board of Education Public Education Capital Outlay GO	5.375%	6/1/15	11,000	11,306
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,461
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20	26,350	28,667
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	4,003
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,633
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	9,245	10,842
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	5,827
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,447
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,195
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/27	2,600	2,830
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/12 (14)	3,000	3,094
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12	20,000	20,659
Florida Department of Environmental Protection & Preservation Revenue	5.375%	7/1/13 (14)	7,645	7,982
Florida Department of Environmental Protection & Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,863
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	9,447
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,742
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	10,907
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,599
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,552
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	9,724
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,331
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,153
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	10,116
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	11,834
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,672
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	10,571
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,341
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	5,751
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	11,521
Florida Department of Environmental Protection & Preservation Revenue VRDO	0.150%	11/7/11 (12)	18,575	18,575
Florida Department of General Services Division Facilities Management Revenue
(Florida Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,278
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,400
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,013
Florida Department of Transportation GO	5.000%	7/1/25	10,000	10,651
Florida Division Board Financial Department of General Services Systems Revenue
(Department of Environmental Protection)	6.000%	7/1/12 (2)	11,500	11,921
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/12	40,000	41,180
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.250%	7/1/12	17,865	18,422
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	38,000	40,116
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	14,000	15,083
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	50,000	55,009
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,650
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,133
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,345
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/18	3,630	4,126
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/19	3,535	4,008
Florida Municipal Power Agency Revenue (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,072

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,271
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,524
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,112
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,721
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,557
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,568
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	3,001
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,388
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,539
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,362
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,613
Gainsville FL Utility System Revenue VRDO	0.200%	11/1/11	7,385	7,385
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,827
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	144
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	168
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	300
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	220
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	947
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,414
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,272
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,838
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,408
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,411
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	875	930
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,409
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,826
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,063
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,409
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	135	143
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,057
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,248
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	740	778
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,052
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,371
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	500	523
Hillsborough County FL Assement Revenue	5.000%	3/1/22 (14)	6,260	6,556
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,811
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,148
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,909
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,419
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,124
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,354
Hillsborough County FL School Board (Master Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,790
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,845
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,499
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,701
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	5,134

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	2,844
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,199
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,219
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.110%	11/7/11	38,950	38,950
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/17	6,000	6,990
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,541
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,528
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.130%	11/7/11	1,700	1,700
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.140%	11/1/11 LOC	4,600	4,600
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,307
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	5,976
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,221
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,495
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	13,876
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,849
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,228
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/18 (4)	3,000	3,504
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,495
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,251
Lakeland FL Electric & Water Revenue	6.050%	10/1/12 (4)	10,000	10,496
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,668
Manatee County FL School District Tax Revenue	5.000%	10/1/13 (2)	5,140	5,459
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,939
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,558
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,774
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,464
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	6,780
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	7,356
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,170
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	5,587
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.150%	11/7/11 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	15,118
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,986
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,198
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,520
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	8,761
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,467
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,537
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,500
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,713
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,109
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,730
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,437
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,766
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	27,536
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,594
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	30,001
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,310
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,152
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,893
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,431
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,917
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,321
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	7,907
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,112
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,587
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,422
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,144
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	11,272
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,442
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,171
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,571
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,118
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,738
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	21,203
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	16,741
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	17,976
Orange County FL Tourist Development Revenue	5.000%	10/1/27 (2)	12,630	12,959
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/13 (2)	5,000	5,342
Orlando & Orange County FL Expressway Authority Revenue	5.250%	7/1/14 (2)	4,000	4,260
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	8,292

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	3,681
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/21	5,000	6,051
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,934
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/13 (ETM)	9,500	10,356
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/14 (ETM)	4,500	5,083
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,230
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,880
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,709
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	6,983
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	7,018
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	15,000	16,225
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,384
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	7,500	8,217
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,463
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,196
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	5,857
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,405
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,111
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,402
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,387
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,349
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,383
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,488
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,396
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,216
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,397
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30	1,500	1,521
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,328
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	4,866
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.120%	11/7/11 LOC	11,950	11,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,741
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,429
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20	10,000	10,178
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	12,526
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19	3,580	4,018
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21	18,420	20,264
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22	13,395	14,541
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,331
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/18 (2)	2,675	2,916
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/19 (2)	9,450	10,205
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/21 (2)	11,355	12,088
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22 (2)	13,470	14,275
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/23 (2)	5,000	5,291
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/24 (2)	15,100	15,901
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/25 (2)	5,000	5,240
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29	2,300	2,633
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,658
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,105
				2,219,557
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,498
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,102
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,140
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,245
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,555
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	6,618
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,860
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,840
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/11 (4)	10,000	10,000
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,081
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,317
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,315
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,201
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,997
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,695
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,070
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,615

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	10,000	10,086
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,502
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,421
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,463
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,121
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	7,839
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,152
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,426
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,567
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,432
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,645
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	15,570
Georgia GO	5.000%	4/1/12	8,020	8,180
Georgia GO	5.000%	10/1/13	20,095	21,850
Georgia GO	5.000%	7/1/14	7,800	8,700
Georgia GO	5.000%	7/1/14	16,550	18,459
Georgia GO	5.000%	7/1/14	7,290	8,131
Georgia GO	5.500%	7/1/14	10,750	12,129
Georgia GO	5.000%	10/1/14	18,385	20,683
Georgia GO	5.000%	7/1/15	15,000	17,213
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,169
Georgia GO	5.000%	10/1/15	16,495	19,061
Georgia GO	5.000%	12/1/15	10,000	11,614
Georgia GO	5.000%	7/1/16	8,625	10,104
Georgia GO	5.000%	7/1/16	2,705	3,169
Georgia GO	5.000%	7/1/16	18,290	21,426
Georgia GO	5.000%	7/1/16	5,300	6,033
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17 (14)	9,420	10,764
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	30,296
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,318
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	18,507
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	24,007
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	30,031
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,000	18,142
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,000	9,155
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	8,775	8,926
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,385	9,546
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15	7,915	9,099
Macon-Bibb County GA Hospital Authority (Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,437
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,540
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,322
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,380	6,933
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,035	2,248
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	25,935
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	5,000	4,944
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	39,431
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	9,490	9,301
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,513
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,552
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,111
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,016
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,646
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,462
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	40,117
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,276
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,830
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16	3,480	3,957
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	60,917
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16	6,580	7,464
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/18	5,000	5,722
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	8,679
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,630
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	18,256
South Fulton GA Municipal Regional Water & Sewer Authority Water Revenue VRDO	0.180%	11/7/11 LOC	8,900	8,900
				857,224
Hawaii (0.5%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	17,967
Hawaii GO	5.375%	8/1/12 (14)	10,480	10,525
Hawaii GO	5.375%	8/1/13 (14)	10,635	10,678
Hawaii GO	5.375%	8/1/14 (14)	11,650	11,697
Hawaii GO	5.000%	11/1/16	8,275	9,710

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,904
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,690
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,464
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,279
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,615
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,386
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,456
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,079
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,588
Honolulu HI City & County Wastewater System Revenue	4.500%	7/1/27	3,075	3,263
				152,301
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,301
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,134
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28	12,050	13,481
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,373
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,739
				28,028
Illinois (5.8%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,285
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/12 (3)	26,000	25,951
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/13 (14)	29,170	28,445
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/19 (14)	5,610	4,088
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,221
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,484
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,731
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,762
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,606
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,746
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	5,983
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,595
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	21,294
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,456
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,976
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	5,180	1,630
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,581
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,931
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,773
Chicago IL GO	5.000%	1/1/18	1,525	1,695
Chicago IL GO	5.000%	1/1/19	3,825	4,229
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,392
Chicago IL GO	5.000%	1/1/21	5,490	5,840
Chicago IL GO	5.000%	12/1/21	5,730	6,198
Chicago IL GO	0.000%	1/1/22	4,750	2,869
Chicago IL GO	0.000%	1/1/23	4,900	2,741
Chicago IL GO	5.000%	1/1/23	10,585	11,270
Chicago IL GO	5.000%	12/1/23	7,000	7,465
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,402
Chicago IL GO	0.000%	1/1/27	7,000	2,924
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,409
Chicago IL GO	5.000%	1/1/28 (14)	9,900	10,094
Chicago IL GO VRDO	0.150%	11/1/11	1,490	1,490
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	5,540	5,728
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	13,425	13,881
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	7,150	7,393
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	3,715	3,841
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	38,153
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/12 (14)	10,000	10,073
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,160
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,743
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,502
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,200	4,727
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,817
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,949
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,167
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,773
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,413
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,464
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	14,478
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	10,728
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,191

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,510
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,909
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/13	4,000	4,212
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/14	4,200	4,512
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15	6,060	6,612
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18 (2)	10,000	10,743
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	8,351
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,398
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,216
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,304
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,561
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,624
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	31,801
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	13,350
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	30,624
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	11,407
2 Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	10,470
Chicago IL Wastewater Transmission Revenue VRDO	0.180%	11/1/11 LOC	11,900	11,900
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,595	3,595
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,200	3,200
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	4,035	4,035
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	2,000	2,000
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	6,861
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	6,646
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,727
Cook County IL Community College District GO	5.000%	12/1/23	1,100	1,217
Cook County IL GO	5.000%	11/15/18	8,000	8,981
Cook County IL GO	5.000%	11/15/20	7,500	8,188
Cook County IL GO	5.000%	11/15/21	5,410	5,849
Cook County IL GO	5.250%	11/15/28	35,500	37,251
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,294
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,353
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,281
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,654
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	3,056
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,423
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,224
Illinois Build Revenue	5.000%	6/15/18	12,000	13,715
Illinois Build Revenue	5.000%	6/15/19	6,000	6,852
Illinois Build Revenue	5.000%	6/15/20	5,225	5,915
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.130%	11/7/11 LOC	5,000	5,000
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	10,000	10,519
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,898
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,676
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,195
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,096
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	10,000	10,731
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23	3,000	3,503
3 Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	7,500	8,053
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	10,176
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	11/7/11 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	11/7/11 (12)	15,000	15,000
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	18,725	19,450
Illinois Finance Authority Revenue (Central Dupage Health)	5.125%	11/1/29	15,000	15,482
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	22,215
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.120%	11/7/11 LOC	8,500	8,500
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	6,114
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	12,700
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	8,794
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,732
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.150%	11/1/11	3,595	3,595
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	11,078
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	34,070	34,711
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23 (14)	5,000	5,200
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28 (14)	3,000	3,128
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29	7,000	7,483
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	7,333
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,209
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/18	3,555	4,017
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	13,092
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,522
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	10,882

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.375%	7/1/12 (Prere.)	5,500	5,686
Illinois GO	5.375%	7/1/12 (Prere.)	5,000	5,169
Illinois GO	5.250%	10/1/12	14,000	14,566
Illinois GO	5.500%	8/1/13 (14)	14,005	15,024
Illinois GO	5.250%	10/1/14	40,000	43,062
Illinois GO	5.000%	1/1/15	6,050	6,631
Illinois GO	5.500%	8/1/17 (14)	7,500	7,732
Illinois GO	5.500%	8/1/18 (14)	6,000	6,172
Illinois GO	5.000%	1/1/19 (4)	15,000	16,504
Illinois GO	5.000%	1/1/19	15,475	16,924
Illinois GO	5.000%	1/1/20 (4)	8,635	9,375
Illinois GO	5.000%	1/1/21 (4)	31,470	33,597
Illinois GO	5.250%	1/1/21	7,425	8,089
Illinois GO	5.000%	1/1/22	2,740	2,886
Illinois GO	5.000%	11/1/24 (2)	5,000	5,079
Illinois GO	5.000%	4/1/26 (2)	12,600	12,741
Illinois GO	5.000%	6/1/26	900	905
Illinois GO	5.000%	6/1/26	5,100	5,182
Illinois GO	5.000%	6/1/27 (14)	4,000	4,019
Illinois GO	5.000%	3/1/28	5,500	5,535
Illinois GO	5.000%	9/1/31	2,500	2,507
1 Illinois GO TOB VRDO	0.140%	11/7/11 LOC	29,660	29,660
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,196
Illinois Health Facilities Authority Revenue (Northwest Community Hospital) VRDO	0.170%	11/1/11	26,200	26,200
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,318
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,145
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,579
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.140%	11/7/11	14,255	14,255
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,154
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,617
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,367
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,210
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	24,282
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,349
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	21,254
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,010
Lake County IL Community High School District No.127 GO	0.000%	2/1/19	5,000	3,982
Lake County IL Community High School District No.127 GO	0.000%	2/1/20	5,000	3,780
Lake County IL Community High School District No.127 GO	0.000%	2/1/22	5,690	3,843
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	11,478
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	9,566
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	28,114
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	3,777
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	11,490
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	17,791
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	15,795	8,025
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	19,785	9,350
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	4,872
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	2,709
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	10,739
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14 (12)	2,800	2,579
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15 (12)	2,800	2,469
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,444
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,035
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,510
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,361
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	27,000	28,501
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	10,398
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,362
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16 (14)	15,270	13,443
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,772
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,548
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,235
				1,801,476
Indiana (1.1%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,183
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,766
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,852
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/25 (14)	2,875	2,990
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,324
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,804
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,719

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,747
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,657
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,792
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,806
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,635
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	14,772
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,317
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,079
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,693
Indiana Finance Authority Revenue (Marion General Hospital) VRDO	0.140%	11/7/11 LOC	10,000	10,000
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	6,585
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	10,810
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24	2,000	2,051
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	14,000	14,239
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26	18,475	18,665
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,082
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	783
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,081
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,193
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,925
Indiana Transportation Finance Authority Highway Revenue	5.000%	12/1/12 (14)	4,500	4,726
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,147
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,925
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,138
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,111
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,721
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,933
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,261
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,482
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,787
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,713
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,808
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,901
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,621
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,138
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,316
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,186
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,777
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,845
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,895
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,519
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	4,830
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,674
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	13,013
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,637
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	18,000	18,587
				339,241
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29	2,000	2,062
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31	2,000	2,051
Clinton Community School District Iowa School Infrastructure
Sales, Services, & Use Tax Revenue	4.750%	7/1/26	1,970	2,125
Clinton Community School District Iowa School Infrastructure
Sales, Services, & Use Tax Revenue	4.750%	7/1/27	1,565	1,675
Clinton Community School District Iowa School Infrastructure
Sales, Services, & Use Tax Revenue	5.000%	1/1/30	6,080	6,498
Des Moines IA Independent Community School District School Infrastructure Revenue	5.000%	6/1/19	3,400	3,893
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,174
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,790
Iowa GO	5.500%	2/15/13 (14)	8,945	9,509

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,711
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	6,988
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,368
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,472
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,487
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,318
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,200
				85,321
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	3,891
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,677
Kansas Department of Transportation Highway Revenue	5.000%	9/1/12	7,400	7,690
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,025
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,001
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,000	2,003
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,618
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	2,800	2,978
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,254
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	11,352
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	7,905
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	8,302
Kansas Development Finance Authority Revenue
(Kansas Department of Health & Environment)	5.000%	3/1/21	5,000	5,970
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	7,500	8,093
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,154
Leavenworth County KS Unified School District GO	4.500%	9/1/18 (12)	1,030	1,157
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,115
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	670
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,229
Leavenworth County KS Unified School District GO	4.750%	3/1/21 (12)	1,165	1,321
Leavenworth County KS Unified School District GO	4.750%	9/1/21 (12)	1,265	1,430
Leavenworth County KS Unified School District GO	5.000%	3/1/22 (12)	1,060	1,204
Leavenworth County KS Unified School District GO	5.000%	9/1/22 (12)	1,360	1,541
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,131
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,684
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,665
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,654
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,307
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,464
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	1,000	1,114
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.250%	11/15/24	5,000	5,291
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.) VRDO	0.130%	11/1/11 LOC	700	700
				105,590
Kentucky (0.8%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,966
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,300
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,036
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,024
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,613
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,230
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,161
Kentucky Property & Building Commission Revenue	5.500%	8/1/12 (4)	10,000	10,376
Kentucky Property & Building Commission Revenue	5.250%	10/1/13 (4)	14,965	16,253
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	1,500	1,717
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	9,965
Kentucky Property & Building Commission Revenue	5.000%	11/1/18	14,880	17,324
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	8,214

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,810
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	5,126
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	5,087
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	45,000	51,218
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	6,215	6,920
Kentucky Property & Building Commission Revenue	5.000%	11/1/23 (4)	5,120	5,607
Kentucky Property & Building Commission Revenue	5.000%	11/1/24 (4)	5,000	5,430
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	4,995	5,492
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23	9,890	11,055
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	7,065	7,827
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25	7,000	7,702
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	25,055
				243,508
Louisiana (1.2%)
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23 (12)	5,165	5,768
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,131
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,138
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,171
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20	1,000	1,123
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21	1,000	1,111
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,153
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (2)	20,000	20,450
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (2)	13,660	13,879
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,108
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/20 (14)	6,200	6,854
Louisiana GO	5.000%	5/1/12 (4)	18,955	19,405
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,250
Louisiana GO	5.500%	5/15/12 (14)	12,660	12,715
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,368
Louisiana GO	5.000%	8/1/14 (14)	22,880	25,503
Louisiana GO	5.000%	11/15/17	10,000	11,862
Louisiana GO	5.000%	11/15/17	17,040	20,212
Louisiana GO	5.000%	5/1/18 (4)	25,210	28,567
Louisiana GO	5.000%	11/15/18	18,500	22,118
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,965
Louisiana GO	5.000%	5/1/23 (4)	26,665	29,835
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,109
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,014
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,167
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	15,954
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	5,947
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	5,071
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,241
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30	4,930	5,199
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31	2,485	2,604
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,333
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,633
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	14,912
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,003
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,882
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,107
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,660
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,691
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,426
				367,639
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,733
Maine GO	5.000%	6/1/16	3,770	4,397
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.150%	11/7/11 LOC	5,400	5,400
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,115
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,103
Portland ME Airport Revenue	5.000%	1/1/23	1,000	1,095
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,747
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,073
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,834

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,261
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,332
				22,090
Maryland (0.9%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	1,365	1,508
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,415
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,806
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,425
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,972
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,759
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,134
Baltimore MD Project Revenue	4.000%	7/1/29	1,030	1,038
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,303
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,097
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,582
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,186
Maryland Department of Transportation Revenue	5.000%	6/1/15	1,825	2,087
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	7,044
Maryland GO	5.000%	8/1/12	10,000	10,356
Maryland GO	5.000%	8/1/12	10,000	10,356
Maryland GO	5.000%	2/15/13	58,765	62,274
Maryland GO	5.000%	8/1/13	10,685	11,542
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,563
Maryland GO	5.000%	8/1/15	19,620	22,570
Maryland GO	5.000%	3/1/16	2,900	3,373
Maryland GO	5.000%	8/1/16	1,100	1,292
Maryland GO	5.000%	8/1/16	1,010	1,186
Maryland GO	5.000%	8/1/16	10,000	11,742
Maryland GO	5.000%	8/1/17	20,000	23,899
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15	3,500	3,923
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,341
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,305
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16	3,895	4,278
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17	3,000	3,315
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,767
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,879
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,579
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,176
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	934
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,167
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	9,549
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.130%	11/7/11 LOC	4,800	4,800
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,589
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,902
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,686
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,698
				288,397
Massachusetts (4.3%)
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13	2,145	2,243
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.000%	11/7/11	41,082	41,082
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,425
Massachusetts College Building Authority Revenue	5.125%	5/1/28	1,420	1,565
Massachusetts College Building Authority Revenue	5.250%	5/1/29	2,250	2,481
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,731
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,113
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	12,287
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,331
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,605
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.110%	11/7/11	26,430	26,430
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/13 (14)	16,670	16,921
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,442

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,426
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,548
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,236
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,234
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,445
Massachusetts Development Finance Agency Revenue (College of the Holy Cross) VRDO	0.170%	11/1/11 LOC	4,115	4,115
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,508
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	15,994
Massachusetts Development Finance Agency Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	2,693
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,865
Massachusetts GO	5.000%	11/1/13	8,000	8,713
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,787
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,413
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,141
Massachusetts GO	5.000%	1/1/15	1,500	1,686
Massachusetts GO	5.000%	8/1/15	11,745	13,422
Massachusetts GO	5.250%	8/1/15	5,000	5,760
Massachusetts GO	5.000%	9/1/15	14,360	16,448
Massachusetts GO	5.250%	8/1/16	5,615	6,611
Massachusetts GO	5.000%	9/1/16	7,710	9,005
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,526
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	87,977
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	60,258
Massachusetts GO	5.000%	8/1/17	24,060	28,436
Massachusetts GO	5.500%	11/1/17	10,000	12,145
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,290
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,501
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,123
Massachusetts GO	5.500%	10/1/18	9,500	11,662
Massachusetts GO	5.500%	10/1/20 (14)	10,915	13,547
Massachusetts GO	5.250%	8/1/21	20,870	25,641
Massachusetts GO	5.000%	4/1/27	28,000	31,632
Massachusetts GO	5.000%	4/1/29	26,675	29,612
1 Massachusetts GO TOB VRDO	2.250%	11/7/11 LOC	25,166	25,166
Massachusetts GO VRDO	0.170%	11/1/11	17,005	17,005
Massachusetts GO VRDO	0.100%	11/7/11	4,300	4,300
Massachusetts GO VRDO	0.250%	11/7/11	69,970	69,970
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	5,962
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,854
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	16,401
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,642
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	5,857
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,665
Massachusetts Health & Educational Facilities Authority Revenue
(Caritas Christi Obligated Group)	6.500%	7/1/12 (ETM)	2,675	2,775
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.150%	11/1/11 LOC	2,900	2,900
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,213
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,295
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,551
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,115
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,218
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	8,000	8,139
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.130%	11/7/11	8,100	8,100
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College) VRDO	0.170%	11/1/11 LOC	7,975	7,975
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,361
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	6,798
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/12 (14)	22,865	23,264
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/13 (14)	20,000	20,317
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,400
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,452
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21 (4)	41,095	45,861
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23 (4)	6,800	7,521
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	7,830	8,522
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	27,615	29,460
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,513
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,892
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/21 (14)	6,875	7,887
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (3)	29,860	34,178
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	12,405
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,735

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,311
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust Revenue	5.125%	8/1/14	140	140
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,379
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	37,515	45,650
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	25,783
Massachusetts Water Resources Authority Revenue	5.500%	8/1/22 (4)	3,300	4,116
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28	2,350	2,643
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	3,500	3,857
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	2,000	2,189
1 Massachusetts Water Resources Authority Revenue TOB VRDO	2.430%	11/7/11 LOC	38,635	38,635
Massachusetts Water Resources Authority Revenue VRDO	0.110%	11/7/11	1,000	1,000
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,289
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,731
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,000	5,381
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	12,319
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	11,621
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	12,154
University of Massachusetts Building Authority Revenue	5.000%	11/1/19 (2)	25,625	27,983
				1,324,202
Michigan (2.0%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,119
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,281
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,560
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,667
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	16,822
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,764
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,296
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	5,981
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,055
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,271
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	8,006
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,915
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,126
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,100
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	27,236
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,048
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,619
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	17,893
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.250%	1/15/14	10,000	10,875
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	11,500	12,958
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	13,013
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	16,172
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	24,177
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,682
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,287
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,429
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,730
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,276
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,397
Michigan GO	5.500%	12/1/13	6,125	6,700
Michigan GO	5.000%	5/1/17	33,880	38,971
Michigan GO	5.250%	9/15/25 (4)	10,810	11,681
Michigan GO	5.250%	9/15/26 (4)	12,805	13,759
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	3.750%	3/15/12	15,000	15,187
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/12	9,595	9,808
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,611
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,111
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	31,247
Michigan Hospital Finance Authority Revenue (Genesys Regional Medical Center Obligated Group)	5.375%	10/1/13 (ETM)	4,000	4,191
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	5,201
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	16,284
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,719
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,318
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,237
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,090
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27	8,000	8,417
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,751
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,673
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,349
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	34,259
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	22,137

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	26,951
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	16,562
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,324
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,412
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,465
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,452
				623,622
Minnesota (1.7%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	2,014
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,455
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,749
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	1,991
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,407
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,284
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,611
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,198
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.120%	11/7/11 LOC	5,650	5,650
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18	15,000	16,837
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28	15,500	17,192
Minnesota GO	5.000%	11/1/11	24,545	24,545
Minnesota GO	5.000%	6/1/12	21,700	22,304
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,621
Minnesota GO	5.000%	11/1/12	13,685	14,329
Minnesota GO	5.000%	11/1/12	19,775	20,706
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,231
Minnesota GO	5.000%	10/1/13	5,445	5,917
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,609
Minnesota GO	5.000%	11/1/13	17,615	19,206
Minnesota GO	5.000%	11/1/13	19,500	21,262
Minnesota GO	5.000%	12/1/13	10,610	11,607
Minnesota GO	5.000%	11/1/14	19,275	21,723
Minnesota GO	4.000%	12/1/14	3,730	4,102
Minnesota GO	5.000%	12/1/14	8,150	9,211
Minnesota GO	5.000%	11/1/15	19,775	22,872
Minnesota GO	5.000%	12/1/15	8,150	9,448
Minnesota GO	5.000%	12/1/16	5,145	6,071
Minnesota GO	5.000%	8/1/28	23,085	26,652
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/16	1,120	1,267
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/18	4,305	4,875
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,978
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	11,089
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	10,094
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	11,931
Rochester MN Healthcare Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,509
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30	2,000	2,153
St. Cloud MN Health Care Revenue (Centracare Health System)	5.125%	5/1/30	7,000	7,211
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,220
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,064
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	22,949
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,206
University of Minnesota Revenue	5.000%	12/1/14	9,840	11,089
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,743
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,362
University of Minnesota Revenue	5.000%	4/1/22	500	579
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,841
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,878
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,144
University of Minnesota Revenue	5.250%	12/1/27	5,000	5,806
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,121
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,121
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,011
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,706
				514,751

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.2%)
Mississippi GO	5.750%	12/1/11	6,000	6,028
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,218
Mississippi GO	5.500%	12/1/16	3,435	4,115
Mississippi GO	5.000%	12/1/20	10,000	11,378
Mississippi GO	5.000%	12/1/21	16,890	19,073
Mississippi GO	5.000%	10/1/30	12,035	13,219
Mississippi GO	5.000%	10/1/31	11,735	12,798
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services)	5.000%	10/1/17	2,500	2,845
				74,674
Missouri (0.7%)
Cape Girardeau County MO Industrial Development Authority Health Facilities Revenue
(Southeast Missouri Hospital Association)	5.625%	6/1/12 (Prere.)	5,655	5,831
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,093
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,134
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	12,397
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	11,016
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,369
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	5,640
Missouri Board Public Building Special Obligation Revenue	5.000%	10/15/27	13,275	14,035
Missouri Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project)	4.750%	6/1/25	3,230	3,273
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/12	4,190	4,276
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,585
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/19	2,420	2,732
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/21	4,000	4,447
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/22	5,270	5,781
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.180%	11/7/11 LOC	10,900	10,900
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,419
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	8,518
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,113
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	19,686
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,731
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.150%	11/1/11	4,610	4,610
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.200%	11/7/11	14,375	14,375
Missouri Highways & Transportation Commission Road Revenue	5.250%	2/1/12 (Prere.)	11,410	11,554
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,825	2,185
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,918
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26 (2)	15,730	16,427
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.110%	11/7/11 LOC	10,500	10,500
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,605
				225,150
Nebraska (0.1%)
Nebraska Investment Finance Authority Single Family Housing Revenue	5.700%	9/1/31	8,000	8,579
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,088
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,142
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,697
				19,506
Nevada (1.2%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,244
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,424
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,275
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,303
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	15,445
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	28,385	29,290
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	29,765	30,714
Clark County NV School District GO	5.000%	6/15/14	6,320	6,920
Clark County NV School District GO	5.000%	6/15/18	11,500	13,064
Clark County NV School District GO	5.000%	6/15/19	13,750	15,360
Clark County NV School District GO	5.000%	6/15/20	14,335	15,797

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School District GO	5.000%	6/15/21	14,980	16,316
Clark County NV School District GO	5.000%	6/15/21 (14)	12,900	14,184
Clark County NV School District GO	5.000%	6/15/22	14,655	15,797
Clark County NV School District GO	5.000%	6/15/23	16,360	17,537
Clark County NV School District GO	5.000%	6/15/24 (4)	12,905	13,987
Clark County NV School District GO	5.000%	6/15/25	12,445	13,170
Clark County NV School District GO	5.000%	6/15/26	29,900	31,463
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,284
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	5,000	5,176
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	11,897
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,719
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,469
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,189
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,418
Nevada GO	5.000%	12/1/14 (4)	8,435	9,419
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,713
				359,574
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,198
New Hampshire GO	5.000%	2/15/19	1,010	1,204
New Hampshire GO	5.000%	8/15/19	1,500	1,798
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	11,775
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	10,502
				26,477
New Jersey (6.0%)
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	11,946
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,300
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,401
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,270
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,972
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,557
New Jersey COP	5.000%	6/15/17	4,840	5,257
New Jersey COP	5.000%	6/15/18	12,915	14,002
New Jersey COP	5.250%	6/15/28	4,675	4,877
New Jersey COP	5.250%	6/15/29	1,000	1,039
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.625%	6/15/18	8,835	8,840
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.625%	6/15/19	5,565	5,567
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/24	12,000	11,806
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,092
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,107
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,081
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,039
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	13,187
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	13,509
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	5,198
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,411
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,422
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,617
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	43,282
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	43,259
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	63,000	71,313
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	4,977
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	43,311
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,057
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	5,724
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,486
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	93,802
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,097
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	17,132
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	18,516
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	20,481
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,164
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,390
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	44,191
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/13	7,215	7,639

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	30,920	33,045
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16	4,700	5,520
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,440
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,149
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/28	3,000	3,349
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,673
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,221
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,513
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,894
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,725
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,748
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,993
New Jersey GO	5.000%	8/15/20	30,000	35,322
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,279
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,818
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,541
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	0.110%	11/7/11 LOC	15,000	15,000
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	2,610	2,790
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,266
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,567
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,071
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	12,860	13,966
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.250%	7/1/12 (14)	965	967
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.250%	7/1/14 (14)	1,885	1,888
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/29	3,375	3,219
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,087
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	6,500	6,815
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29	5,000	5,008
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	119
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	11,231
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	23
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,080
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,510
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,286
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,124
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,267
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,984
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,851
New Jersey Transportation Trust Fund Authority Transportation System Revenue	7.000%	6/15/12 (14)	12,490	12,973
New Jersey Transportation Trust Fund Authority Transportation System Revenue	7.000%	6/15/12 (ETM)	7,510	7,825
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	13,276
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (2)	1,750	2,008
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,451
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	16,958
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,000	16,979
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,727
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	28,634
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,040	1,191
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/20 (3)	17,680	19,159
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	7,000	8,146
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,369
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	27,915	31,853
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	34,200	39,689
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	11,000	12,533
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,010
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,384
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	9,620	11,163
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	2,500	2,854
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	45,900	52,400
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	22,000	25,614
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	29,027
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	20,000	21,839
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	7,206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	74,680	35,583
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	476

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	24,000	10,706
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	98,285	40,661
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	25,000	9,598
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	44,000	16,892
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	47,325	16,792
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	14,800	4,877
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	15,000	4,251
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	2.000%	11/7/11 LOC	33,250	33,250
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,456
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	16,329
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,986
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,960
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	15,952
New Jersey Turnpike Authority Revenue VRDO	0.350%	11/7/11 (4)	30,000	30,000
Newark NJ GO	5.000%	10/1/19	3,505	3,958
Newark NJ GO	5.000%	10/1/20	2,455	2,766
Rutgers State University New Jersey Revenue	6.400%	5/1/13	1,755	1,838
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,545
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/12	6,385	6,455
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/13	14,945	15,485
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	11,425	12,108
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	15,401
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	16,633
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	17,372
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,595	30,712
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	51,472	46,732
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/24 (Prere.)	1,620	1,675
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	33,410	26,725
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/32 (Prere.)	28,445	29,355
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/23 (2)	7,330	7,430
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/27 (2)	10,100	10,184
				1,840,078
New Mexico (0.3%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	18,037
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,523
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,741
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,615
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/13 (2)	12,395	13,283
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	18,000	20,136
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	30,525	34,147
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	8,508
Santa Fe NM Gross Receipts Tax Revenue	4.000%	6/1/12	3,260	3,324
				107,314
New York (14.3%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,214
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,654
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,723
Amherst NY Development Corp. Student Housing Facility Revenue	4.375%	10/1/30	1,100	1,092
Brooklyn NY Local Development Corp. PILOT Revenue(Barclays Center Project)	6.000%	7/15/30	6,735	6,984
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,123
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,500	1,685
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/23 (4)	7,000	7,563
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/24 (4)	3,750	4,051
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/25 (4)	3,000	3,241
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	7,490
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	9,378
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	6,851
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,700
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/12	40,505	41,647
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,497
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	3,252
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/20 (14)	10,000	11,042

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	10,000	10,990
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	33,615	36,942
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,392
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25	20,000	22,431
Metropolitan New York Transportation Authority Revenue	5.750%	7/1/18	1,975	2,388
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/18	3,425	3,910
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/21	2,685	2,946
Metropolitan New York Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	19,160
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	11,004
Metropolitan New York Transportation Authority Revenue	4.750%	11/15/24 (14)	9,005	9,331
Metropolitan New York Transportation Authority Revenue	4.750%	11/15/25 (14)	9,435	9,718
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/27	22,625	24,538
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/28	9,000	9,697
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/29	20,730	22,256
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/30	24,500	26,152
Metropolitan New York Transportation Authority Revenue (Commuter Facilities)	5.000%	1/1/12 (Prere.)	8,100	8,165
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	26,103
1 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.140%	11/7/11 (13)	8,000	8,000
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	6,864
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,610
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,035
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,100
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	12,676
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	12,549
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,205
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	11,578
1 Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.140%	11/7/11	7,840	7,840
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.500%	7/1/15	17,315	19,717
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,906
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.750%	1/1/17	7,000	8,263
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	4.750%	7/1/12 (Prere.)	25,835	26,609
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14 (2)	5,210	5,847
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/15 (2)	45,130	47,317
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/16 (2)	38,075	39,851
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,549
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,522
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,412
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	33,925
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.150%	11/7/11	2,000	2,000
1 Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project) TOB VRDO	0.170%	11/7/11	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	8,967
Nassau County NY GO	4.000%	10/1/23	5,245	5,316
New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	0.280%	11/7/11 LOC	12,427	12,427
New York City NY Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,865
New York City NY GO	5.750%	8/1/12 (Prere.)	350	364
New York City NY GO	5.000%	8/1/13	2,370	2,553
New York City NY GO	5.250%	8/1/13	17,515	18,946
New York City NY GO	5.750%	8/1/13	7,650	7,958
New York City NY GO	5.000%	8/1/14	6,500	7,226
New York City NY GO	5.000%	8/1/14	2,505	2,785
New York City NY GO	5.000%	8/1/14	2,500	2,779
New York City NY GO	5.250%	9/1/14	3,560	3,993
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,371
New York City NY GO	5.750%	8/1/15 (2)	38,000	39,405
New York City NY GO	5.000%	8/1/17	7,610	8,860
New York City NY GO	5.000%	3/1/18	1,990	2,333
New York City NY GO	5.000%	6/1/19	8,675	10,179
New York City NY GO	5.000%	8/1/19	12,130	13,827
New York City NY GO	5.000%	8/1/19	4,500	5,287
New York City NY GO	5.000%	8/1/19	5,000	5,875
New York City NY GO	5.000%	8/1/19	3,100	3,642
New York City NY GO	5.000%	8/1/20	10,000	11,275
New York City NY GO	5.000%	8/1/20	32,355	37,533
New York City NY GO	5.000%	8/1/20	9,010	10,159
New York City NY GO	5.250%	9/1/20	4,565	5,314
New York City NY GO	5.000%	10/1/20	1,445	1,633
New York City NY GO	5.000%	2/1/21	12,300	13,704
New York City NY GO	5.250%	3/1/21	4,255	4,954
New York City NY GO	5.000%	8/1/21	9,600	10,773
New York City NY GO	5.000%	8/1/21	14,000	15,657
New York City NY GO	5.000%	8/1/21	59,135	68,180

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/21	23,065	25,796
New York City NY GO	5.000%	8/1/21	15,750	18,434
New York City NY GO	5.250%	9/1/21	20,000	23,153
New York City NY GO	5.000%	1/1/22	15,000	16,516
New York City NY GO	5.000%	8/1/22	7,050	7,823
New York City NY GO	5.000%	8/1/22	18,475	21,276
New York City NY GO	5.000%	8/1/22	32,000	36,359
New York City NY GO	5.000%	8/1/22	6,020	6,933
New York City NY GO	5.250%	8/15/22	25,250	28,837
New York City NY GO	5.000%	8/1/23	2,000	2,250
New York City NY GO	5.250%	8/15/23	21,820	24,704
New York City NY GO	5.000%	11/1/23	8,000	8,762
New York City NY GO	5.250%	8/15/24	25,945	29,165
New York City NY GO	5.000%	3/1/25	9,000	9,418
New York City NY GO	5.000%	6/1/25	5,145	5,540
New York City NY GO	5.000%	8/1/25	5,000	5,515
New York City NY GO	5.000%	4/1/26	3,590	3,921
New York City NY GO	5.000%	8/1/26	1,455	1,594
New York City NY GO	5.000%	8/1/28	17,000	18,750
New York City NY GO	5.000%	5/15/29	7,900	8,500
New York City NY GO	5.000%	8/1/29	17,500	19,152
New York City NY GO	5.000%	8/1/30	23,000	25,015
New York City NY GO	5.000%	10/1/30	18,425	20,062
New York City NY GO	5.450%	4/1/31	6,560	7,338
New York City NY GO	5.000%	5/15/31	5,000	5,326
New York City NY GO	5.000%	10/1/31	34,050	36,843
New York City NY GO VRDO	0.160%	11/1/11 LOC	8,220	8,220
New York City NY GO VRDO	0.160%	11/1/11	52,155	52,155
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/18	1,500	1,695
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	20,059
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.750%	11/1/30	4,975	5,027
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.750%	11/1/30	1,875	1,895
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	28,893
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	39,074
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,887
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,831
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	45,411
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	10,821
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,521
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,678
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,188
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	5,984
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.150%	11/1/11	17,490	17,490
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,261
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,111
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/14	3,525	3,836
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15	2,820	3,145
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16	2,925	3,323
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	5,922
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	7,340
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,519
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,911
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,744
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,940
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	14,520
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,107
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	9,008
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,577
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,045
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,734
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,751
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,095
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	750	778
New York City NY Transitional Finance Authority Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	6,065	6,827
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,176
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	5,965	7,030
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	14,143
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18	1,300	1,536
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	20,000	23,686
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,921

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	11,000	13,027
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	3,001
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	11,643
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/20	3,250	3,670
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21	51,100	57,464
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	34,825
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	11,090	12,687
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22	2,500	2,782
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	6,868
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	8,000	9,226
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,705
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,705
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,535
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	2,976
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,734
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,417
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,606
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,478
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	28,332
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	10,000	10,865
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	8,729
New York GO	4.500%	2/1/17	14,125	15,986
New York GO	4.500%	2/1/18	24,735	28,124
New York GO	4.500%	2/1/19	10,670	12,097
New York GO	5.000%	2/1/30	3,000	3,286
New York GO	5.000%	2/15/30	20,000	22,110
1 New York GO TOB VRDO	0.140%	11/7/11	2,100	2,100
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,637
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	12,770
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,134
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20	13,290	15,501
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,516
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,245
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,243
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,289
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,634
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	7,755	8,061
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	6,485	6,781
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	3,000	3,433
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	5,000	5,737
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,047
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,674
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,147
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,745
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,289
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	20,185
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	7,819
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,200	3,586
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,456
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	5,794
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/23 (14)	6,415	6,803
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/24 (14)	6,740	7,118
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	2,950
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,751
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,599
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,670
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/23 (14)	4,000	4,215
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/24 (14)	3,300	3,449
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/27 (14)	8,000	8,230
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	4,138
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	2,107
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	3,880
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29	2,000	2,130
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32	2,475	2,472
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/13	2,135	2,333
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14	3,250	3,662
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	38,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,080	14,131

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	39,775
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,750
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	5,000	5,501
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,553
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	16,820	18,493
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	19,787
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	2,901
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	10,000	10,958
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	20,650	22,984
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,565	2,747
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,268
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	21,704
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	27,616
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,120
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	6,810	7,427
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	27,511
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,088
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	35,108
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	11/7/11	12,800	12,800
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.120%	11/7/11	10,000	10,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,882
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	11,466
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	4,006
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,374
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	4,320	4,939
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	18,269
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	7,891
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	21,516
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	4,854
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	13,405
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,782
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	20,035
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,404
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.110%	11/7/11 LOC	7,400	7,400
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15	1,905	2,091
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	9,500	9,381
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,098
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,098
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,333
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,213
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.375%	6/15/15	7,650	7,885
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.375%	6/15/16	6,000	6,183
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	14,910	16,697
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	12,735
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	19,737
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	28,946
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	4,031
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,533
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16	3,725	4,335
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,406
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	3,999
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	6,879
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	3,749
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	6,840
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	5,921
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,043
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.100%	11/7/11 LOC	8,000	8,000
New York State Housing Finance Agency Revenue (Clinton Park) VRDO	0.100%	11/7/11 LOC	12,000	12,000
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.160%	11/7/11 LOC	6,600	6,600
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,817
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	1,250	1,454
New York State Local Government Assistance Corp. Revenue VRDO	0.100%	11/7/11	7,500	7,500

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Local Government Assistance Corp. Revenue VRDO	0.110%	11/7/11	6,800	6,800
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.170%	11/7/11	11,500	11,500
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22	995	1,075
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,734
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,041
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,928
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,064
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,655
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,966
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,316
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,371
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	20,441
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/13	2,500	2,661
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	15,333
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/14	12,055	13,277
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,892
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,626
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,726
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/19	6,650	7,532
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/20	5,650	6,324
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/20	10,400	11,920
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/20	9,890	11,378
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/20	11,395	12,871
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/23	8,515	9,567
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/25	4,500	4,968
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/27	21,600	23,833
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/27	7,000	7,590
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/28	13,505	14,811
New York State Thruway Authority Revenue (Highway& Bridge Trust Fund)	5.000%	4/1/30	27,175	29,511
New York State Thruway Authority Revenue (Personal Income Tax)	5.500%	3/15/12 (Prere.)	3,000	3,059
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	24,890	28,837
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27	7,115	8,024
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,573
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	26,117
New York State Thruway Authority Revenue (Service Contract)	5.500%	4/1/13	5,000	5,104
New York State Urban Development Corp. Revenue	5.000%	12/15/14	3,125	3,521
New York State Urban Development Corp. Revenue	5.000%	1/1/15	19,500	21,815
New York State Urban Development Corp. Revenue	5.000%	12/15/15	4,000	4,589
New York State Urban Development Corp. Revenue	5.000%	1/1/16	22,360	25,412
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	13,879
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	42,168
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,431
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	9,930
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,298
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	2,984
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,478
New York State Urban Development Corp. Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	7,770	8,135
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,859
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	46,125	55,027
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	42,466
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,421
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,267
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	26,249
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,070
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,565
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	50,000	55,935
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	9,220
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	27,977
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,170
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,130
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,352
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	12,995
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,789
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	16,399
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	11/7/11	22,690	22,690
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	20,994
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	26,359
Suffolk County NY Water Authority Revenue	6.800%	6/1/12 (ETM)	665	690
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.090%	11/7/11 LOC	4,000	4,000
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12	50,000	51,020

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	16,794
Triborough Bridge & Tunnel Authority New York Revenue	5.500%	1/1/12 (ETM)	4,195	4,232
Triborough Bridge & Tunnel Authority New York Revenue	6.000%	1/1/12 (ETM)	3,640	3,675
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14	3,000	3,411
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	3,000	3,481
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16	3,000	3,446
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	4,550	5,244
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	27,099
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	16,924
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	16,653
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,084
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14	20,000	22,157
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15	20,000	22,557
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,580
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	8,214
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	1,000	1,040
				4,413,931
North Carolina (2.0%)
Cary NC GO VRDO	0.110%	11/7/11	19,125	19,125
Charlotte NC COP	5.000%	6/1/16	2,000	2,305
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,815
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,341
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,097
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,652
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,375
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,572
Moore County NC Revenue	4.000%	6/1/16	1,245	1,368
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	10,394
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project) VRDO	0.200%	11/7/11 (4)	11,055	11,055
North Carolina Capital Facilities Financial SolidWaste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	10,033
North Carolina Capital Facilities Financial SolidWaste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,264
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	33,921
North Carolina Capital Improvement Revenue	4.625%	5/1/29	4,255	4,465
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	31,318
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/12	14,875	14,994
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13	25,000	26,280
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/14	15,000	16,362
North Carolina Eastern Municipal Power Agency Revenue	5.300%	1/1/15	4,000	4,173
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16	4,000	4,486
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/16	3,000	3,121
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/17	4,700	4,881
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26	22,510	23,899
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/26	3,000	3,305
North Carolina GO	5.000%	3/1/12	7,400	7,518
North Carolina GO	5.000%	5/1/14	16,780	17,905
North Carolina GO	5.000%	6/1/16	15,050	17,605
North Carolina GO	5.000%	9/1/16	1,065	1,253
North Carolina GO	5.000%	3/1/18	10,000	11,727
North Carolina GO	5.000%	6/1/18	30,780	37,185
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,117
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,342
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,161
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,463
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.170%	11/7/11 LOC	6,585	6,585
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,419
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,547
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,567
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,493
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16 (4)	10,000	10,482
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17 (4)	15,290	16,014
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	5,000	5,804
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18 (14)	69,495	72,662
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	5,000	5,878
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19 (14)	38,600	40,290
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	3,085	3,569
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	9,809
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20 (14)	10,000	10,420
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	2,000	2,277
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	4,500	4,695

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Raleigh NC Downtown Improvement Project COP VRDO	0.110%	11/7/11	4,000	4,000
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.170%	11/7/11	33,000	33,000
University of North Carolina University System Revenue	5.250%	10/1/27	1,720	1,925
University of North Carolina University System Revenue	5.250%	10/1/28	1,590	1,769
Wake County NC GO	5.000%	6/1/28	3,000	3,277
				617,359
Ohio (3.4%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.120%	11/7/11 LOC	11,400	11,400
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,896
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,199
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	30,743
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	18,248
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,000	14,865
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,526
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,503
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,677
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,432
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	18,703
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	123,360	94,726
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	39,390	29,663
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,348
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,477
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,835
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,686
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,938
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	16,152
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	10,085
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,490
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,949
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	4,839
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	7,958
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	14,919
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	7,914
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,702
Cleveland OH Water Works Revenue	5.375%	1/1/12 (Prere.)	3,455	3,485
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,120
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,426
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,000
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,212
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,143
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,396
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,544
Cuyahoga OH Community College District Revenue	5.000%	8/1/22	6,610	7,506
Cuyahoga OH Community College District Revenue	5.000%	8/1/23	3,470	3,899
Cuyahoga OH Community College District Revenue	5.000%	8/1/24	2,500	2,776
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	11/7/11	16,300	16,300
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.110%	11/7/11	1,445	1,445
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,886
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,699
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	19,697
Huber Heights OH City School District GO	4.750%	12/1/24	890	969
Huber Heights OH City School District GO	4.875%	12/1/27	150	161
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,084
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,068
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,902
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,902
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,418
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,418
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,239
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,239
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,455
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.140%	11/7/11	2,000	2,000
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	5,500	5,934
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,059
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,829
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/21	10,000	11,314
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,128
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/17	2,295	2,661
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,594
Ohio Building Authority Revenue (Correctional Facilities)	5.250%	4/1/17	5,565	6,491

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Common Schools GO VRDO	0.100%	11/7/11	4,600	4,600
Ohio Conservation Projects GO	5.000%	3/1/17	2,000	2,184
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,479
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,866
Ohio GO	5.000%	8/1/13	5,750	6,201
Ohio GO	5.000%	8/1/13	7,160	7,722
Ohio GO	5.000%	8/1/13	2,525	2,723
Ohio GO	5.250%	8/1/13 (4)	12,435	13,465
Ohio GO	5.500%	8/1/13	2,945	3,202
Ohio GO	5.000%	9/15/13	9,500	10,295
Ohio GO	5.000%	8/1/14	6,500	7,245
Ohio GO	5.000%	8/1/14	8,265	9,212
Ohio GO	5.000%	8/1/14	6,670	7,435
Ohio GO	5.000%	9/15/14	5,000	5,596
Ohio GO	5.000%	9/15/14	2,155	2,412
Ohio GO	5.500%	11/1/14	7,000	7,953
Ohio GO	5.000%	8/1/16	3,000	3,489
Ohio GO	5.000%	9/15/16	5,415	6,321
Ohio GO	5.000%	9/15/16	5,130	5,979
Ohio GO	5.000%	9/15/18	12,755	14,396
Ohio GO	5.000%	11/1/18	7,710	8,722
Ohio GO	5.000%	9/15/19	13,000	14,517
Ohio GO	5.000%	9/15/19	9,025	10,752
Ohio Higher Education Capital Facilities Revenue	5.250%	11/1/12 (Prere.)	3,710	3,893
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,080
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.140%	11/7/11	4,025	4,025
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,315
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	1,880	1,961
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	28,278
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,754
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	9,729
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	12,199
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	4,150	4,486
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	10,135	11,053
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	2,905	3,168
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,763
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16 (4)	5,000	5,768
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	10,141
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20	4,000	4,652
Ohio State University General Receipts Revenue	5.250%	12/1/12 (Prere.)	2,000	2,106
Ohio State University General Receipts Revenue	5.000%	12/1/13	3,135	3,422
Ohio State University General Receipts Revenue	5.250%	6/1/14	2,865	3,190
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,750	4,373
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,500	2,788
Ohio State University General Receipts Revenue VRDO	0.080%	11/7/11	12,995	12,995
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,000
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,698
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,998
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,138
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,757
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	2.000%	11/7/11	5,965	5,965
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,748
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/17	425	468
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,811
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,967
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,931
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,243
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,423
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,599
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,782
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,385
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,877
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,242
University of Akron Ohio General Receipts Revenue	5.000%	1/1/19 (4)	1,000	1,140
University of Akron Ohio General Receipts Revenue	5.000%	1/1/22 (4)	2,700	3,002
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	8,833
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,638
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,705
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,142
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,142

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,662
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,454
				1,060,927
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,659
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26 (2)	12,000	12,631
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27 (2)	20,110	21,089
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	12,954
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.150%	11/1/11 (12)	3,510	3,510
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,400	3,626
Oklahoma Development Finance Authority Revenue (Waste Management Inc. Project) PUT	2.250%	6/2/14	4,000	4,016
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28	1,045	1,187
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	8,160
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	834
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	829
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	824
				89,319
Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,345
Oregon Department of Administrative Services COP	5.000%	11/1/20	9,660	11,144
Oregon Department of Administrative Services COP	5.000%	5/1/23	3,130	3,493
Oregon Department of Administrative Services COP	5.000%	5/1/24	1,750	1,932
Oregon Department of Administrative Services COP	5.000%	5/1/25	2,220	2,430
Oregon Department of Administrative Services COP	5.000%	5/1/26	3,520	3,817
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,248
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26	9,475	10,829
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/28	5,120	5,873
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,516
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	6,974
Oregon Department of Transportation Highway Usertax Revenue	4.500%	11/15/24	3,000	3,280
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	5,000	5,583
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,360
Oregon GO	5.000%	5/1/14	1,400	1,550
Oregon GO	5.000%	5/1/15	1,500	1,709
Oregon GO	5.000%	5/1/16	1,750	2,037
Oregon GO	5.000%	5/1/26	1,570	1,812
Oregon GO	5.000%	5/1/26	1,490	1,720
Oregon GO	5.000%	5/1/27	2,415	2,762
Oregon GO	5.000%	5/1/27	2,460	2,813
Oregon GO	5.000%	5/1/28	5,165	5,858
Oregon GO	5.000%	5/1/28	2,755	3,125
Oregon GO	5.000%	5/1/29	2,890	3,258
Oregon GO	5.000%	5/1/30	5,685	6,358
Oregon GO	5.000%	5/1/31	3,370	3,747
Oregon GO	5.000%	5/1/31	1,760	1,957
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	1,900
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	2,977
Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,111
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,322
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,246
Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,402
1 Oregon GO TOB VRDO	0.150%	11/1/11	19,300	19,300
Portland OR Sewer System Revenue	5.000%	6/1/12 (14)	27,230	27,985
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	13,157
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27	3,000	3,251
				196,181
Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,079
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,290	1,382
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	2,720	2,893
Allegheny County PA Industrial Development Authority Health Care Revenue
(Vincentian Collaborative System) VRDO	0.140%	11/7/11 LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	18,795
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/26 (4)	1,000	1,083
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/16	1,410	1,454
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/17	1,010	1,042
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/18	1,100	1,131
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,182
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,564

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,740
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,914
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	2,375	2,514
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	2,735	2,925
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	3,415	3,622
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	4,190	4,439
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	15,355
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,886
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,044
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,195
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	11,879
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/27	1,000	1,078
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	25,000	25,783
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.120%	11/7/11 LOC	7,700	7,700
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.140%	11/7/11 LOC	3,900	3,900
Geisinger Health System Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.100%	11/1/11	12,480	12,480
Indiana County PA Industrial Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,116
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,753
Lehigh County PA General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) VRDO	0.170%	11/1/11 LOC	5,700	5,700
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	5,848
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,297
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,043
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	1,042
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	1,039
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,543
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	3,049
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	2,055	2,375
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	17,247
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	8,607
Pennsylvania GO	5.000%	3/1/12	24,335	24,724
Pennsylvania GO	5.500%	5/1/12 (Prere.)	10,000	10,263
Pennsylvania GO	5.250%	7/1/12	25,200	26,042
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	9,839
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,033
Pennsylvania GO	4.000%	7/15/13	16,995	18,026
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,373
Pennsylvania GO	5.000%	5/1/15	16,000	18,224
Pennsylvania GO	5.000%	8/1/15	5,120	5,874
Pennsylvania GO	5.000%	7/1/18	2,250	2,686
Pennsylvania GO	5.000%	5/1/19	15,000	17,959
Pennsylvania GO	5.000%	7/1/19	29,000	34,778
Pennsylvania GO	5.375%	7/1/21	4,500	5,585
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,749
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,428
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,206
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,355
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) VRDO	0.110%	11/7/11 LOC	7,500	7,500
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28	2,405	2,694
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,359
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) VRDO	0.150%	11/7/11 LOC	23,300	23,300
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	512
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,166
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,264
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,691
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20	12,180	14,031
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23	20,000	22,422

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,419
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,190
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	6,966
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,712
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	11,585	12,118
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,501
Pennsylvania State University Revenue VRDO	0.110%	11/7/11	2,200	2,200
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.250%	12/1/11 (ETM)	2,875	2,887
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.250%	12/1/11 (ETM)	4,095	4,112
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,782
1 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.140%	11/7/11	11,000	11,000
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.140%	11/7/11 (4)	8,815	8,815
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,051
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	15,561
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,943
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,362
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,822
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,657
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,904
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,018
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,407
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	51,752
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,841
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	10,792
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.240%	11/7/11 (12)	4,330	4,330
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,366
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,247
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,280
Philadelphia PA Gas Works Revenue VRDO	0.150%	11/7/11 LOC	12,500	12,500
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,423
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,806
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	25,299
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.130%	11/1/11	3,865	3,865
Philadelphia PA Industrial Development Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,857
1 Philadelphia PA Industrial Development Authority Lease Revenue
(Fox Chase Cancer Center) TOB VRDO	0.150%	11/1/11 LOC	14,995	14,995
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,729
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,363
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,737
Philadelphia PA School District GO	5.500%	8/1/12 (14)	10,815	11,192
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,997
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,816
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,405
Philadelphia PA School District GO VRDO	0.100%	11/7/11 LOC	22,700	22,700
Philadelphia PA School District GO VRDO	0.110%	11/7/11 LOC	3,800	3,800
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,358
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	33,500
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,600
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,377
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,070
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,661
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,150
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,669
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,553
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,334
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,459
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,552
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,143
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,297
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,496
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,557
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,591
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,505
				1,103,917

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,785
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,551
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	37,738
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	19,330
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	5,000	5,391
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	25,558
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,472
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	18,606
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,307
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,410
Puerto Rico GO	5.250%	7/1/20	14,955	15,129
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/13 (14)	7,220	7,759
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/15 (14)	5,590	6,232
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/16 (3)	8,885	9,209
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12 (4)	2,470	2,480
Puerto Rico Public Buildings Authority Government Facilities Revenue	0.000%	7/1/12 (3)	34,465	33,745
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	15,136
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,959
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,415
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/29	9,700	9,589
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	43,740	44,190
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	30,000	31,862
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	30,000	31,741
				353,594
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,509
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,255
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,081
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/12 (4)	5,000	5,153
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	23,261
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,779
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	5,075
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	2,962
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,308
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,591
				90,974
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	3,105	3,455
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/26	12,610	13,466
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/27	33,070	35,137
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28	2,730	2,890
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,596
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,749
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,996
Greenville County SC Hospital System Revenue VRDO	0.100%	11/7/11 LOC	5,000	5,000
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	39,180
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	30,172
Medical University South Carolina Hospital Authority Hospital Facilities Revenue	6.250%	8/15/12 (Prere.)	13,000	13,612
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	3,080
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,902
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,258
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,342
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	21,651
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,292
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	6,204
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	6,710
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	5,136
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,316
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,564
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,881
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,668
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,078
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,956
Piedmont SC Municipal Power Agency Revenue VRDO	0.110%	11/7/11 LOC	1,500	1,500
South Carolina GO	5.000%	3/1/16	6,165	7,179

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina GO	5.000%	4/1/16	3,560	4,149
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,234
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,561
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,431
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,131
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,822
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	1,873
South Carolina Public Service Authority Revenue	5.375%	1/1/12 (Prere.)	7,300	7,363
South Carolina Public Service Authority Revenue	5.500%	1/1/13 (4)	5,000	5,215
South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	8,395
South Carolina Public Service Authority Revenue	5.000%	1/1/28	6,735	7,281
South Carolina Public Service Authority Revenue	5.000%	1/1/29	2,900	3,113
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/13 (2)	5,200	5,630
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/25 (2)	4,035	4,355
Spartanburg County SC Regional Health Services District Revenue VRDO	0.250%	11/7/11 (12)	36,885	36,885
				396,408
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,082

Tennessee (1.2%)
Greeneville TN Health & Educational Facilities Board Revenue
(Laughlin Memorial Hospital Project) VRDO	0.360%	11/7/11 LOC	39,900	39,900
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	8,280	8,795
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	8,000	8,242
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,839
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,634
Memphis TN GO	5.000%	11/1/20 (14)	16,000	18,045
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,335
Memphis TN GO	5.000%	7/1/22	15,000	17,586
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,259
Memphis TN GO	5.000%	5/1/28	3,145	3,470
Memphis TN GO	5.000%	5/1/30	1,715	1,859
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16	3,825	4,460
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/20	5,000	5,756
Murfreesboro TN GO	5.000%	6/1/19	645	768
Shelby County TN GO	0.000%	12/1/11	10,000	9,997
Shelby County TN GO	5.000%	4/1/19	500	598
Shelby County TN GO VRDO	0.130%	11/7/11	9,000	9,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	8,174
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,268
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,865	5,136
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.250%	6/1/14	13,995	15,112
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,445
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,403
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	19,800	20,571
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,290	40,567
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,570	58,691
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,000	9,968
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,000	4,947
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	10,175	10,004
Tennessee GO	5.000%	8/1/17	3,165	3,774
Tennessee GO	5.000%	10/1/17	6,000	7,177
Tennessee GO	5.000%	5/1/18	2,075	2,447
				365,227
Texas (8.3%)
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (2)	16,050	16,047
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (14)	18,100	18,097
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	20,261
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,798
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,933
Board of Regents of the Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/24	14,925	16,206
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,220
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,992
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,744
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,093

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,328
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,656
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,970	5,975
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21	6,320	6,325
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,234
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	2,135
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,000	2,071
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	2,774
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,750	3,074
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	2,030
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	1,782
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	1,379
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	1,440
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,000	4,031
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	1,035
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	969
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	1,122
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	1,089
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	645
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	775
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	915
Clear Creek TX Independent School District GO	5.000%	2/15/23 (4)	10,270	11,222
Clear Creek TX Independent School District GO	5.000%	2/15/25 (4)	11,635	12,612
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,778
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,856
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,692
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,858
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,506
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,160
Dallas County TX Community College District GO	5.000%	2/15/27	2,690	3,062
Dallas County TX GO	4.000%	2/15/14	2,375	2,554
Dallas County TX GO	5.000%	2/15/15	1,845	2,087
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,675
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,675
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26	11,385	11,991
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	14,130	14,774
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,707
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	9,345	10,040
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,388
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,749
Dallas TX GO	5.000%	2/15/19	11,675	12,972
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,392
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30	6,920	7,504
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	3,009
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	2,000	2,181
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/22	2,500	2,709
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23	1,500	1,618
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/27	6,745	7,172
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	7,743
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	6,660
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,016
Fort Worth TX GO	5.000%	3/1/17	5,090	5,960
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,774
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,029
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,792
Frisco TX GO	5.000%	2/15/17	1,000	1,171
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,940
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,920
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,496
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	2,033
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/15	10,000	11,378
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/16	12,000	13,793
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/17	17,000	19,544
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19	4,000	4,475
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/20	10,225	11,277

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/25	39,530	43,502
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,251
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,279
Harris County TX GO	5.000%	10/1/16	4,755	5,575
Harris County TX GO	5.000%	10/1/17	4,705	5,585
Harris County TX GO	5.000%	10/1/21	8,000	9,528
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/27	5,000	5,622
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.200%	12/1/29	4,000	4,252
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.180%	11/1/11	9,260	9,260
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26	3,000	3,296
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27	6,475	7,063
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28	5,665	6,138
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/29	6,270	6,740
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/11	2,975	2,975
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/12	3,100	3,227
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/13	3,290	3,532
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14	3,475	3,826
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	5,257
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,205
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	4,950
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	2,953
Harris County TX Toll Road Revenue	5.375%	8/15/12 (4)	10,000	10,400
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,113
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,633
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,774
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,323
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,355
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,408
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,146
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,699
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,023
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,984
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,392
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,084
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,228
Houston TX Community College GO	5.000%	2/15/17	1,000	1,170
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	9,200	9,915
Houston TX GO	5.000%	3/1/17	17,880	20,938
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15	5,600	6,220
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	10,816
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	12,096
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	13,754
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,755
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,779
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,352
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,163
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	18,469
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	15,898
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	26,195
Houston TX Utility System Revenue	5.000%	11/15/31	5,625	6,057
Houston TX Utility System Revenue VRDO	0.060%	11/7/11 LOC	5,000	5,000
Houston TX Water & Sewer System Revenue	5.500%	12/1/11 (Prere.)	22,500	22,599
Houston TX Water & Sewer System Revenue	5.500%	12/1/11 (Prere.)	7,250	7,282
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,465
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	5,246
Lower Colorado River Authority Texas Revenue	5.000%	1/1/12 (ETM)	2,520	2,540
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12 (14)	3,325	3,339
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	2,475	2,484
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	3,690	3,703
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,650	1,656
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17	2,285	2,293
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	1,005	1,008
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,495
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,495	2,683
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,584

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,401
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,176
Lubbock TX GO	5.000%	2/15/27	5,735	6,407
Lubbock TX GO	5.000%	2/15/29	4,335	4,749
Lubbock TX GO	5.000%	2/15/30	6,660	7,183
Lubbock TX GO	5.000%	2/15/31	4,120	4,417
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	8,180
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,441
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	5,694
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	6,711
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	9,553
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	8,565
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,363
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,583
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,397
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	25,457
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	47,310
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	29,488
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	49,393
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	22,050
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,249
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,633
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,846
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,344
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,567
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,409
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,536
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,380
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,269
North Texas Tollway Authority System Revenue PUT	5.250%	1/1/12	25,000	25,199
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16	75,000	85,575
1 North Texas Tollway Authority System Revenue TOB VRDO	0.150%	11/7/11 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,744
Northside TX Independent School District GO PUT	0.950%	8/1/13	10,000	10,065
3 Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.172%	10/1/20	5,000	4,951
Pasadena TX Independent School District GO VRDO	0.190%	11/7/11	16,900	16,900
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,000	16,481
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,584
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	23,042
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,455	9,875
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,133
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	17,204
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/12 (4)	5,000	5,060
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	5,445	5,515
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	6,490	6,574
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	10,000	10,129
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	8,140	8,245
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	760	770
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13 (ETM)	260	276
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	4,740	5,026
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13	10,000	10,618
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	14,865	15,784
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	9,750	10,978
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	25,450	28,418
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	22,000	24,355
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	15,000	16,365
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,188
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,777
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	6,724
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,561
San Antonio TX Water Revenue	5.000%	5/15/27	5,435	6,041
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/20	2,250	2,546
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	9,100	10,070
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/29	4,375	4,593
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/30	2,000	2,098
Sugar Land TX GO	5.000%	2/15/30	3,445	3,785
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/30	40,335	40,617

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,299
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,749
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,170
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
	(Texas Health Resources) VRDO	0.130%	11/1/11	2,005	2,005
	Temple TX GO	5.250%	8/1/23 (4)	1,665	1,847
	Temple TX GO	5.250%	8/1/25 (4)	1,525	1,668
	Texas (Veterans Housing Assistance Program) GO VRDO	0.110%	11/7/11	40,000	40,000
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,535	5,922
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/26	4,495	5,074
	Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/28	4,475	4,984
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,333
	Texas GO	5.375%	10/1/12 (Prere.)	21,310	22,303
	Texas GO	5.000%	4/1/15	1,435	1,630
[1,3]	Texas GO TOB PUT	0.200%	12/13/11	25,000	25,000
1	Texas GO TOB VRDO	0.150%	11/1/11	26,260	26,260
1	Texas GO TOB VRDO	0.140%	11/7/11	5,000	5,000
	Texas GO TRAN	2.500%	8/30/12	60,000	61,117
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	45,580	48,057
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,370	10,450
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,260	3,260
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	29,390	31,012
	Texas Municipal Power Agency Revenue	0.000%	9/1/12 (ETM)	375	374
	Texas Municipal Power Agency Revenue	0.000%	9/1/12 (2)	4,800	4,776
	Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	123
	Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,183
	Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	122
	Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,339
	Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	105
	Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,514
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	102
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	20,658
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	375
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	27,292
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	35,827
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,500	53,451
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	2,000	2,285
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/18	75,000	84,515
	Texas State University System Revenue	5.000%	3/15/28	3,870	4,240
	Texas State University System Revenue	5.000%	3/15/29	4,000	4,311
	Texas State University System Revenue	5.000%	3/15/30	3,255	3,502
	Texas State University System Revenue	5.000%	3/15/31	4,480	4,791
	Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/23 (2)	10,040	11,176
	Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/24 (2)	11,940	13,151
	Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,131
1	Texas Transportation Commission Mobility Fund GO TOB VRDO	0.140%	11/7/11	21,925	21,925
	Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,389
	Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	10,055
	Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	12,021
	Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	26,680
	Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,622
	Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,426
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	6,689
	Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,569
	Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,424
	Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	23,032
	Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,367
	Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,488
	Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	2,853
	University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,579
	University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,059
	University of Texas Permanent University Fund Revenue	5.000%	8/15/20	9,785	11,143
					2,580,376
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,552
	Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,055
	Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,546
	Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,381
	Central Utah Water Conservancy District GO	5.000%	4/1/28	765	862
	Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,777
	Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	6,845	7,387
	Murray UT Hospital Revenue (IHC Health Services) VRDO	0.140%	11/1/11	18,000	18,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverton UT Hospital Revenue (IHC Health Services Inc )	5.000%	8/15/19	2,100	2,395
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,800
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,537
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,378
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,771
Utah GO	5.000%	7/1/16	3,070	3,598
Utah GO	5.000%	7/1/16	23,735	27,816
				133,855
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,538

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,863
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,216
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	5,360	5,370
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,018
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,941
				19,408
Virginia (1.5%)
Clarke County VA Industrial Development Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.200%	11/7/11 (4)	2,675	2,675
Fairfax County VA Economic Development Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,515
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,995
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,681
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	10,630
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,440
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,280
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,175
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	15,252
Hampton VA GO	4.000%	1/15/19	3,000	3,413
Hampton VA GO	5.000%	1/15/20	3,000	3,551
3 Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/1/11	32,000	34,469
3 Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	10,000	10,771
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	3,931
Richmond VA GO	5.000%	7/15/16	4,120	4,822
Roanoke VA Economic Development Authority Hospital Revenue
(Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	10,846
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,467
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	19,530
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	42,520	49,327
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	9,198
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,107
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/22	10,000	10,639
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24	5,335	5,823
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25	5,665	6,146
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26	5,955	6,413
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	12,295
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,205
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18	8,010	9,155
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	8,430	9,523
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	8,855	9,899
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	9,320	10,356
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	9,105	10,055

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	15,582
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	33,214
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	34,529
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	13,921
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	9,255
Virginia Public Building Authority Revenue	5.000%	8/1/22	10,000	10,877
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,639
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,573
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,464
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	3,012
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,236
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	14,038
				465,924
Washington (1.9%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,974
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,404
2 Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,000	28,491
2 Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	22,745
2 Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15	6,710	7,378
2 Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16	9,735	10,865
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/18	14,000	16,609
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,620
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,391
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	20,218
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,143
1 King County WA Sewer Revenue TOB VRDO	0.140%	11/7/11	6,950	6,950
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,146
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,431
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,159
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,437
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,266
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,343
Snohomish County WA Mukilteo School District GO	6.500%	12/1/11	2,125	2,134
University of Washington Revenue	5.000%	4/1/15	9,830	11,158
University of Washington Revenue	5.000%	4/1/28	10,195	11,404
University of Washington Revenue	5.000%	4/1/30	9,315	10,262
University of Washington Revenue	5.000%	4/1/31	10,500	11,498
University of Washington Revenue	5.000%	4/1/32	11,375	12,390
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,833
Washington GO	6.000%	6/1/12	1,000	1,033
Washington GO	5.700%	10/1/15 (4)	7,700	8,329
2 Washington GO	5.000%	7/1/17	32,460	38,309
Washington GO	5.000%	7/1/19	6,940	8,317
Washington GO	0.000%	6/1/20 (3)	5,500	4,243
Washington GO	5.000%	7/1/20	10,000	11,353
Washington GO	5.000%	8/1/20	4,845	5,830
Washington GO	5.000%	2/1/28	10,000	11,168
Washington GO	5.000%	2/1/28	5,000	5,694
Washington GO	5.000%	2/1/29	6,790	7,556
Washington GO	5.000%	2/1/29	9,650	10,680
Washington GO	5.000%	7/1/30	5,000	5,368
Washington GO	5.000%	8/1/30	10,000	11,210
Washington GO	5.000%	8/1/30	20,980	22,871
Washington GO	5.000%	6/1/31	5,250	5,682
Washington GO	5.000%	6/1/32	5,500	5,916
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.110%	11/7/11	36,000	36,000
Washington Health Care Facilities Authority Revenue
(Fred Hutchinson Cancer Research Center) VRDO	0.180%	11/1/11 LOC	16,470	16,470
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,172
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,191
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,648
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,075
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,889
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,720
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,824
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	3,932
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,878
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,772
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,038

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,145
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,693
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	20,910
Washington Health Care Facilities Authority Revenue (Swedish Health Services) VRDO	0.130%	11/7/11 LOC	10,000	10,000
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21	2,580	2,821
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22	3,005	3,247
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23	4,470	4,793
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24	2,000	2,129
				587,155
West Virginia (0.3%)
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,164
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,547
West Virginia Economic Development Authority Revenue	5.000%	6/15/19	1,395	1,636
West Virginia Economic Development Authority Revenue	5.000%	6/15/21	3,500	4,080
West Virginia Economic Development Authority Revenue	5.000%	6/15/22	2,055	2,374
West Virginia Economic Development Authority Revenue	5.000%	6/15/23	1,745	1,998
West Virginia Economic Development Authority Revenue	5.000%	6/15/25	2,445	2,737
West Virginia Economic Development Authority Revenue	5.000%	6/15/27	5,085	5,605
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	6,845
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,379
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,200
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,430	3,647
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,467
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18	1,920	2,098
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/24	12,620	13,012
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20	2,500	2,870
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22	5,810	6,551
West Virginia University Revenue	5.000%	10/1/17	1,500	1,739
West Virginia University Revenue	5.000%	10/1/30	3,000	3,241
				84,190
Wisconsin (0.7%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,971
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,471
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,332
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	806
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,127
Wisconsin GO	5.250%	5/1/12	15,975	16,374
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,137
Wisconsin GO	5.000%	5/1/13	2,500	2,671
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,532
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,178
Wisconsin GO	5.000%	5/1/14	3,500	3,873
Wisconsin GO	5.000%	5/1/15	3,000	3,414
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,322
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,755
Wisconsin GO	5.000%	5/1/16	4,000	4,643
Wisconsin GO	5.000%	11/1/17	4,500	5,340
Wisconsin GO	5.000%	5/1/19	7,135	8,349
Wisconsin GO	5.000%	5/1/22	3,500	4,089
Wisconsin GO	6.000%	5/1/27	10,000	11,629
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,639
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,641
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,815
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,589
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.600%	2/15/29	15,355	15,358
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	11,873
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,463
Wisconsin Health & Educational Facilities Authority Revenue (Marchfield Clininc) VRDO	0.120%	11/7/11 LOC	30,070	30,070
Wisconsin Health & Educational Facilities Authority Revenue (Meriter Hospital Inc. Project) VRDO	0.160%	11/1/11 LOC	2,010	2,010
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,504
				202,975
Total Tax-Exempt Municipal Bonds (Cost $29,182,899)				30,446,851

Intermediate-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
4 Vanguard Municipal Cash Management Fund (Cost $412,442)	0.117%	412,441,862	412,442
Total Investments (99.8%) (Cost $29,595,341)			30,859,293
Other Assets and Liabilities (0.2%)
Other Assets			446,858
Liabilities			(382,496)
			64,362
Net Assets (100%)			30,923,655

At October 31, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			29,778,789
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(119,086)
Unrealized Appreciation (Depreciation)			1,263,952
Net Assets			30,923,655

Investor Shares—Net Assets
Applicable to 493,517,607 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			6,783,454
Net Asset Value Per Share—Investor Shares			$13.75

Admiral Shares—Net Assets
Applicable to 1,756,273,649 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			24,140,201
Net Asset Value Per Share—Admiral Shares			$13.75

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $576,449,000, representing 1.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.3%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,367
East Alabama Health Care Authority Health Care Facilities Revenue
(East Alabama Medical Center) PUT	5.000%	9/1/13	5,000	5,231
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	8,455
				19,053
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	6,000	6,740

Arizona (2.1%)
Arizona COP	5.000%	9/1/23 (4)	12,140	13,080
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	12,914
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,340	4,487
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,905	5,071
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,345	5,525
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,460	4,611
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,520	5,706
Arizona State University COP	5.375%	7/1/12 (Prere.)	2,285	2,362
Arizona State University COP	5.375%	7/1/13 (14)	2,905	2,990
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,106
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,960
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,421
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30	5,000	5,522
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,368
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,770
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,461
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,022
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,145
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,234
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21 (14)	5,135	5,497
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	10,702
Tucson AZ Water System Revenue	5.500%	7/1/17 (14)	4,850	5,091
				150,045
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	3,710	4,027

California (16.4%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	1,472
Anaheim CA Public Financing Authority Revenue (Electric System)	5.000%	10/1/31 (4)	16,235	16,685
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/26	11,000	12,069
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/27	12,440	13,366
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	3,561
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	5,402
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,000	5,179
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,000	6,218
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	3,165	3,641
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	8,618
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	5,000	5,805
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	6,001
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,000	5,740
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	7,560	8,282
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	10,000	10,945
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,623
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,582
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	10,096
California Educational Facilities Authority Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,565
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,296
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,081
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,402
California GO	6.250%	9/1/12	1,655	1,711
California GO	5.000%	2/1/14 (Prere.)	3,565	3,898
California GO	5.000%	2/1/14 (Prere.)	1,500	1,640
California GO	5.500%	4/1/18	7,000	8,114
California GO	5.000%	6/1/19 (14)	4,500	4,940
California GO	5.000%	9/1/20	5,130	5,670
California GO	5.000%	10/1/20	10,000	11,242
California GO	5.250%	11/1/21	2,000	2,142
California GO	5.250%	9/1/22	11,500	13,119
California GO	5.250%	9/1/24	12,500	13,763

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.625%	4/1/26	21,900	24,461
California GO	6.000%	3/1/33	4,000	4,502
California GO	6.500%	4/1/33	43,000	50,138
California GO	6.000%	11/1/35	10,000	11,162
California GO	4.500%	10/1/36	13,200	12,265
California GO	6.000%	4/1/38	8,840	9,785
California GO	6.000%	11/1/39	5,000	5,567
California GO	5.250%	11/1/40	18,000	18,388
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	5,721
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,169
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,816
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15 (14)	6,735	6,749
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,331
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,480
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	4,000	3,942
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	16,356
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.250%	2/1/39	15,000	16,113
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13	10,000	10,287
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,113
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16 (2)	11,370	11,398
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	10,837
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	3,000	3,016
California State University Revenue Systemwide	5.000%	11/1/21	5,000	5,838
California State University Revenue Systemwide	5.000%	11/1/32 (4)	16,000	16,679
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,018
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	9,000	9,017
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	10,500	10,435
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,232
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	4,000	4,002
1 Chabot-Las Positas CA Community College District GO TOB VRDO	0.130%	11/7/11	4,300	4,300
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,037
Foothill-De Anza CA Community College District GO	5.000%	8/1/40	10,000	10,618
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (Prere.)	26,020	27,827
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	21,940
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	24,590	19,815
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33 (Prere.)	13,410	14,420
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	5,345	3,848
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	16,130
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,639
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,550
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,780
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,059
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	11,399
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,281
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40	10,000	10,525
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31 (4)	12,500	12,840
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,353
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	5,000	5,201
Los Angeles CA GO	5.000%	9/1/22	3,475	4,033
Los Angeles CA GO	5.000%	9/1/22	9,745	11,310
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,718
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,600
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	7,478
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	7,901
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	28,948
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,548
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	7,867
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	12,531
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,754
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,968
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	4,506
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	11,265
M-S-R California Public Power Agency Revenue (San Juan Project)	6.125%	7/1/13 (2)	3,925	4,072
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	8,485	10,630
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,389
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	5,889
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	25,405
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/40	3,500	3,922
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,605

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palomar Pomerado Health System California Revenue GO	0.000%	8/1/38 (12)	10,000	7,199
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	6.500%	9/1/28	10,000	9,918
Riverside CA Electric Revenue VRDO	0.130%	11/7/11 LOC	4,900	4,900
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30 (2)	10,000	10,255
Sacramento CA Municipal Utility District Revenue	6.500%	9/1/13 (14)	4,730	4,969
Sacramento CA Municipal Utility District Revenue VRDO	0.140%	11/7/11 LOC	3,800	3,800
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,189
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,583
1 San Diego CA Public Facilities Financing Authority Sewer Revenue TOB VRDO	0.200%	11/7/11	8,280	8,280
San Diego CA Unified School District GO	0.000%	7/1/13 (14)	7,160	7,081
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	10,756
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	2,965
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	1,182
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,328
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	1,668
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	10,000	11,453
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	11,121
San Francisco CA City & County Public Utilities Commission Water Revenue	4.500%	11/1/31 (4)	4,200	4,205
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	3,130
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,224
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	4,523
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33	5,000	5,082
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,525	3,820
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,786
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,435
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	2,852
Southern California Public Power Authority Revenue (Transmission Project)	0.000%	7/1/14	8,500	8,056
State Center California Community College District GO	5.000%	8/1/31 (4)	16,100	16,643
Tobacco Securitization Authority Revenue (Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,702
Tobacco Securitization Authority Revenue (Southern California Tobacco Settlement)	4.750%	6/1/25	9,185	7,734
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,840	5,236
University of California Revenue	4.500%	5/15/31 (4)	16,920	16,768
University of California Revenue	5.000%	5/15/35	3,675	3,844
Ventura County CA Community College District GO	5.500%	8/1/33	12,000	13,122
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,035
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,129
				1,188,559
Colorado (2.7%)
Aurora CO COP	5.000%	12/1/27	3,675	3,929
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.180%	11/1/11 LOC	8,570	8,570
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,109
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,238
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/41	4,000	3,975
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.130%	11/7/11	4,400	4,400
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	13,393
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	14,102
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	12,725	12,875
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	10,000	9,300
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,795	4,844
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	8,012
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	8,235
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	15,165	8,931
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	35,275	16,706
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	3,960
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/27 (14)	13,425	4,743
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/28 (14)	13,425	4,406
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	4,607
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,740
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	18,993
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34	5,000	5,112
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41	11,500	11,686
University of Colorado Enterprise System Revenue	5.750%	6/1/28	1,000	1,144
				199,010
Connecticut (0.3%)
Connecticut GO	5.000%	12/1/19	8,225	9,937
Connecticut GO	5.000%	12/1/20	10,000	11,883
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.050%	11/7/11	3,100	3,100
				24,920

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.3%)
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,186
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	13,000	14,200
				19,386
Florida (7.0%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	1.088%	12/1/37	10,000	6,553
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	15,000	15,897
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,103
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	18,000	19,395
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,492
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,559
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	720	757
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,281
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	15,411
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,346
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,751
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	8,000	8,996
Florida Board of Education Public Education Capital Outlay GO	5.500%	6/1/19	5,565	6,823
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	5,339
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	2,917
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	9,244
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	9,631
Florida Department of Transportation GO	5.000%	7/1/32 (4)	9,750	10,086
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,455
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,501
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,361
Gainsville FL Utility System Revenue VRDO	0.200%	11/1/11	19,480	19,480
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	283
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	214
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	291
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,401
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,638
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27	4,085	4,097
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,354
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,108
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	7,600	7,793
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	15,280	15,097
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/29	7,750	7,526
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,256
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,158
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	14,471
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,388
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	8,225
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,272
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,702
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26 (2)	17,240	17,899
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	6,500	6,559
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,519
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,155
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	13,102
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,274
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	9,136
Orlando & Orange County FL Expressway Authority Revenue	8.250%	7/1/13 (14)	9,695	10,746
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	3,751
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,706
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38	5,000	5,177
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	20,000	21,633
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	18,271
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	8,710
Port St. Lucie FL Special Assessment Revenue (Southwest Annexation District)	5.000%	7/1/27 (14)	1,655	1,625
Port St. Lucie FL Special Assessment Revenue (Southwest Annexation District)	5.000%	7/1/33 (14)	4,625	4,362
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,084
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	4,300	4,711
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project)	5.625%	7/1/39	5,000	5,091

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,100
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/32	8,000	8,043
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,269
Tampa FL Utility Revenue	6.750%	10/1/12 (2)	10,635	11,195
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30	1,525	1,738
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31	1,600	1,812
				509,320
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	3,779
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33 (4)	10,020	10,212
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,689
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,473
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,114
2 Cobb County GA Kennestone Hospital Authority Revenue	5.250%	4/1/41	10,000	10,208
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	12,052
Georgia GO	5.000%	12/1/15	1,680	1,951
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,557
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,418
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	10,982
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	14,999
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	5,000	4,922
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	10,960	12,666
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,170
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/19	5,000	5,808
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,651
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/18	7,000	8,111
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,600
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	5,000	5,714
				167,076
Hawaii (1.0%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,101
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,285
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,304
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,957
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,825
Honolulu HI City & County GO	5.250%	8/1/31	2,680	3,017
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,234
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,672
2 Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	2,405	2,724
2 Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36	5,000	5,493
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,836
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	4,615	4,785
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	2,330	2,416
				68,649
Idaho (0.2%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33	6,000	6,657
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,269
				13,926
Illinois (7.1%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16 (14)	8,500	7,477
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,815
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,691
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,762
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,746
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	8,289
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,370
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	9,458
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,517
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,518
Chicago IL GO	5.000%	12/1/22	3,230	3,460
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,736
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,437
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,698
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,987
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,498
Chicago IL GO VRDO	0.150%	11/1/11	2,200	2,200
Chicago IL GO VRDO	0.150%	11/1/11	3,200	3,200
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,117
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	21,225	22,421

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	18,494
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/40	2,000	1,994
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.290%	11/7/11 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,152
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	36,130
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,475
2 Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,584
Chicago IL Wastewater Transmission Revenue VRDO	0.140%	11/1/11 LOC	2,700	2,700
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	13,868
Cook County IL GO	5.250%	11/15/28	6,000	6,296
Illinois Build Revenue	5.000%	6/15/17	3,000	3,432
Illinois Build Revenue	5.000%	6/15/19	5,000	5,710
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,898
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,118
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,571
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,076
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	15,655
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,053
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,039
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	15,000	16,617
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,440	6,648
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	4,846
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	16,769
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,140
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,000
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/33	7,750	8,579
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/37	10,000	10,851
Illinois GO	5.000%	1/1/17 (4)	15,000	16,668
Illinois GO	5.000%	1/1/18 (4)	2,750	3,056
Illinois Health Facilities Authority Revenue (Northwest Community Hospital) VRDO	0.700%	11/1/11	7,000	7,000
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	20,885	24,885
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,526
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,490
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,781
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,682
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	21,098
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	14,785
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,382
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	12,049
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	2.340%	11/7/11 (ETM)	11,500	11,500
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,278
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	15,597
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/12 (14)	5,795	5,782
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,219
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,836
				516,511
Indiana (1.2%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	5,141
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,934
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,057
Indiana Finance Authority Revenue (Duke Energy Project) VRDO	0.140%	11/1/11 LOC	11,600	11,600
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.140%	11/7/11	3,895	3,895
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	7,045	6,810
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (ETM)	4,950	5,129
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,217
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,834
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (4)	6,160	6,639
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	6,245	6,690
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	9,857
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	9,136
				89,939
Iowa (0.1%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/38	5,000	5,356

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Kansas (0.4%)
	Burlington KS Pollution Control Revenue (Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,545
	Kansas Development Finance Authority Revenue (Kansas Department of Health & Environment)	5.000%	3/1/16	2,675	3,098
	Overland Park KS Development Corp. Revenue (Convention Center Hotel Project)	5.250%	1/1/32 (2)	20,000	17,324
					27,967
Kentucky (0.8%)
	Jefferson County KY Health Facilities Revenue (Jewish Hospital HealthCare Services Inc. Project)	5.750%	1/1/26 (2)	3,000	3,003
	Kentucky Asset/Liability Commission General Fund Revenue	0.570%	11/1/17 (14)	8,750	8,217
	Kentucky Asset/Liability Commission General Fund Revenue	0.690%	11/1/21 (14)	23,945	19,144
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,464
	Kentucky Property & Building Commission Revenue	5.250%	2/1/18	5,080	5,943
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20	15,000	17,228
					58,999
Louisiana (1.4%)
	East Baton Rouge Parish LA Sales Tax Revenue	5.125%	8/1/26 (12)	2,500	2,735
	Louisiana Gasoline & Fuel Tax Revenue	5.375%	6/1/18 (2)	5,000	5,125
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23 (14)	8,065	8,725
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24 (14)	6,880	7,370
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25 (14)	5,000	5,313
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/27 (10)	4,000	4,251
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,644
	Louisiana Local Government Environmental Facilities &
	Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,457
	Louisiana Local Government Environmental Facilities &
	Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	14,004
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	9,388
	New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,557
	New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,757
	St. John Baptist Parish Louisiana Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	12,500	12,112
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	14,500	14,507
					103,945
Maryland (1.2%)
	Maryland Department of Transportation Revenue	5.000%	5/1/16	24,840	28,951
	Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,696
	Maryland Economic Development Corp. Student Housing Revenue
	(University of Maryland College Park)	5.000%	6/1/28 (11)	2,000	2,015
	Maryland Economic Development Corp. Student Housing Revenue
	(University of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,195
	Maryland GO	5.000%	2/15/15	3,295	3,739
	Maryland GO	5.000%	3/15/15	1,175	1,337
	Maryland GO	5.000%	8/1/15	1,100	1,265
	Maryland GO	5.000%	8/1/16	6,500	7,632
	Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,197
	Maryland Health & Higher Educational Facilities Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	13,629
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	7.000%	7/1/22 (14)	12,025	14,186
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Western Maryland Health System)	5.000%	7/1/34 (14)	2,900	2,937
					89,779
Massachusetts (4.2%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34	2,500	2,704
	Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,905
	Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	8,320	10,227
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,787
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.000%	11/7/11	10,347	10,347
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.340%	11/7/11	13,000	13,000
	Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	6,749
	Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,627
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,575
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,512
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,324
	Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,022
	Massachusetts GO	5.500%	8/1/20	1,000	1,239
	Massachusetts GO	0.740%	5/1/37 (13)	20,000	15,104
	Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	8,410
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	11,298
	Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,493
	Massachusetts Health & Educational Facilities Authority Revenue
	(Massachusetts General Hospital)	6.250%	7/1/12 (ETM)	3,315	3,386
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	2,000	2,035
106

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/14 (14)	11,135	11,306
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	7,755	8,500
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	10,000	10,885
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	18,630	19,875
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	8,672
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,991
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	11,061
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	8,152
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/17	105	126
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/26	4,790	5,924
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	20,000	24,337
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	4,000	4,373
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31 (2)	21,000	22,187
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	12,598
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	5,000	5,370
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	3,000	3,170
				304,271
Michigan (1.9%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,987
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,120
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,247
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,553
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	13,000	13,629
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,480
Michigan GO	5.250%	9/15/26 (4)	14,000	15,044
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,611
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	5,109
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	14,000	13,539
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,441
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,034
1 Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund) TOB VRDO	0.140%	11/7/11	3,800	3,800
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	4,625	3,818
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34	10,675	8,014
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	13,391
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,445	3,108
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	8,279
University of Michigan University Revenue	5.000%	4/1/18	6,950	8,291
				139,495
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	4,250	4,705
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/17	1,940	2,196
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/19	2,100	2,372
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,358
University of Minnesota Revenue	5.000%	8/1/35	10,300	10,960
				21,591
Mississippi (0.4%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	9,397
Mississippi GO	5.000%	10/1/36	10,000	10,820
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,707
				30,924
Missouri (0.9%)
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	11,660	11,720
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	3,500	3,617
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15 (14)	4,175	4,331
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	0.180%	11/7/11 LOC	2,830	2,830
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.180%	11/7/11 LOC	8,500	8,500
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	12,750	14,051
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,778
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/29	5,000	5,388
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	4,844
				64,059
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,046
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,207

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska Investment Finance Authority Single Family Housing Revenue	5.900%	9/1/36	3,855	4,157
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39	5,000	5,428
				17,838
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,133
Clark County NV School District GO	5.000%	6/15/19 (14)	12,590	13,854
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	10,070
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	2,000	2,070
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	11,743
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,208
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,443
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,978
				62,499
New Hampshire (0.1%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,594
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	5,000	5,526
				8,120
New Jersey (5.0%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/12 (14)	4,335	4,429
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/14 (14)	10,185	11,274
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15 (14)	10,820	12,253
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	29,077
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	6,874
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	28,592
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,412
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,230
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	24,465
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/24	10,000	9,839
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,519
New Jersey Educational Facilities Authority Revenue (Kean University)	5.500%	9/1/36	5,000	5,381
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,121
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	6,062
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,427
New Jersey GO	5.000%	8/15/20	4,750	5,593
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.250%	7/1/15 (14)	3,795	3,800
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,635
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29	5,000	5,008
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	1,435	1,557
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (ETM)	600	629
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (4)	115	120
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (14)	1,130	1,181
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,672
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,188
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	36,000	41,774
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,704
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	7,206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	6,206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	23,000	8,830
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,548
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	931
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,940	4,365
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	329
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	29,929
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	3,000	3,159
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	19,500	14,625
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/32 (Prere.)	7,320	7,554
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	3,500	2,341
				358,839
New Mexico (0.2%)
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	10,000	11,187
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	6,612
				17,799
New York (12.3%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,215
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/26 (4)	4,200	4,452
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	14,075	12,762
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	7,000	7,412
Liberty New York Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	10,164

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/13 (4)	11,000	10,876
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33	3,000	3,431
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/38	2,500	2,578
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/20 (12)	8,415	9,888
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/34	5,000	5,180
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/40	7,500	7,863
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,953
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,721
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,421
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.100%	11/7/11	23,500	23,500
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	4,637
New York City NY GO	5.000%	8/1/17	10,000	11,642
New York City NY GO	5.000%	8/1/18	2,585	3,046
New York City NY GO	5.000%	8/1/19	24,000	28,199
New York City NY GO	5.000%	8/1/19	2,000	2,350
New York City NY GO	5.000%	8/1/21	6,000	7,022
New York City NY GO	5.125%	12/1/23	12,875	14,321
New York City NY GO	5.000%	8/1/24	5,000	5,467
New York City NY GO	5.000%	8/1/25	5,000	5,515
New York City NY GO	5.000%	8/1/27	10,000	10,897
New York City NY GO	5.000%	8/1/31	8,000	8,647
New York City NY GO	5.000%	8/1/32	14,000	15,097
New York City NY GO VRDO	0.160%	11/1/11 LOC	1,300	1,300
New York City NY GO VRDO	0.160%	11/1/11	3,450	3,450
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,269
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	6,050
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	2,906
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	5,400
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/25 (12)	5,000	2,614
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,753
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	15,882
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,101
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,198
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,988
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,577
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	16,719
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	12,724
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	23,087
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,574
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	10,603
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	11/1/11	2,225	2,225
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	12,714
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,135	3,720
2 New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	7,000	8,305
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,195	3,791
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	2,000	2,354
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/23	7,225	8,363
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/26	7,000	7,342
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	11,780	12,675
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	7,000	7,459
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,940	11,734
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	7,050	7,456
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	14,420	15,377
New York GO	5.000%	2/1/30	3,385	3,708
New York GO	5.000%	2/15/30	4,000	4,422
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/19	3,900	4,564
New York State Dormitory Authority Lease Revenue
(Municipal Health Facilities Improvement Program)	5.000%	1/15/19	4,000	4,439
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,091
New York State Dormitory Authority Revenue (Columbia University)	5.000%	7/1/40	10,000	10,749
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/41	7,000	7,747
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,070
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	11,824
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,500	5,328
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	11,600
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20	10,000	11,656
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,553
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	11,002
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,155
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	20,000	21,647
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	10,100	10,719
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40	7,500	7,997

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41	9,000	9,567
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.110%	11/7/11 LOC	2,865	2,865
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50	5,000	5,436
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	3,757
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,318
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,395	12,969
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,694
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,064
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,412
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	8,742
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,561
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,136
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	35,209
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,615
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,441
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	8,395	9,541
Onondaga County NY Trust Cultural Resource Revenue (Syracuse University) VRDO	0.150%	11/7/11 LOC	2,400	2,400
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	10,457
Suffolk County NY Water Authority Revenue	5.750%	6/1/13 (ETM)	1,415	1,452
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44	5,500	4,403
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	4,000	3,129
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/12 (Prere.)	11,355	11,702
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	4,055	4,152
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/20	12,565	13,399
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/21 (2)	12,000	12,750
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/22 (2)	5,000	5,313
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/17	5,000	5,247
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	8,516
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	13,555
				890,039
North Carolina (1.4%)
Charlotte NC Airport Revenue	5.000%	7/1/39	1,000	1,031
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	15,000	16,492
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.125%	1/15/37	2,000	2,046
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.250%	1/15/42	6,000	6,167
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	3,300	3,317
Mecklenburg County NC GO	5.000%	12/1/16	6,715	7,945
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Methodist College) VRDO	0.130%	11/7/11 LOC	7,765	7,765
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Wake Forest University)	5.000%	1/1/38	2,975	3,145
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/38	4,140	4,478
North Carolina Capital Facilities Finance Agency Revenue (Lenior-Rhyne College) VRDO	0.130%	11/7/11 LOC	5,565	5,565
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/23	5,000	5,369
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26	5,000	5,309
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/26	3,000	3,305
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	1,250	1,264
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,198
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16	10,000	11,444
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	10,000	11,609
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	4,000	4,554
				104,003
Ohio (2.2%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,248
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.170%	11/1/11 LOC	11,550	11,550
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,230
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	4,315	3,313
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	9,930	7,478
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	5,500	3,975
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	8,860	6,265
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	5,837
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,042
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	12,000	12,471
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.250%	8/15/46	6,265	5,530
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	11/7/11	5,500	5,500

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,101
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,520
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,025
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	3,000	3,237
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/20	8,600	10,002
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,463
Ohio Common Schools GO VRDO	0.100%	11/7/11	1,200	1,200
Ohio GO	5.000%	5/1/18	4,450	4,936
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	10,407
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	10,000	9,781
Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28	2,170	2,249
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	7,793
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,549
				162,702
Oklahoma (0.1%)
Oklahoma Development Finance Authority Pollution Control Revenue
(Public Service Co. Project)	5.250%	6/1/14	3,300	3,520

Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	5/1/27	6,755	7,252
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26	10,000	11,429
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,516
1 Oregon GO TOB VRDO	0.150%	11/1/11	6,200	6,200
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,851
				42,248
Pennsylvania (3.5%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,845
Chester County PA Industrial Development Authority Student Housing Revenue
(University Student Housing LLC Project) VRDO	0.150%	11/7/11 LOC	9,450	9,450
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	9,844
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,326
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,155
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,500
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,474
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,411
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	7,598
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	6,815	7,876
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,598
Pennsylvania GO	5.000%	7/1/16	5,000	5,832
1 Pennsylvania GO TOB VRDO	0.140%	11/7/11	3,100	3,100
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,223
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.140%	11/7/11	3,320	3,320
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/12 (Prere.)	775	810
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/15 (2)	20,030	20,833
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	19,000	19,496
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,210
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,256
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,096
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,581
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	21,984
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	7,776
Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.120%	11/7/11	9,400	9,400
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,398
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,380
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,607
1 Philadelphia PA Water & Waste Water Revenue TOB VRDO	0.140%	11/7/11 (4)	6,430	6,430
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (14)	3,440	3,622
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (ETM)	3,435	3,679
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	1,875	2,085
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,750
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	610	619
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,543
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,587
				251,694
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,197
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,256

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,849
	Puerto Rico Infrastructure Financing Authority Special Tax Revenue	0.000%	7/1/34 (2)	15,305	3,299
	Puerto Rico Public Finance Corp. Revenue PUT	5.250%	2/1/12 (2)LOC	40,000	40,361
	Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	10,000	10,103
	Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	15,000	15,871
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,495
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	2,606
	Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	29,841
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	84,500	5,414
					125,292
Rhode Island (0.2%)
	Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,365
	Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,840
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
	(Lifespan Obligated Group)	5.000%	5/15/32 (4)	1,000	1,015
	Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,739
	Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,665
					16,624
South Carolina (2.5%)
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.000%	12/1/17	5,000	5,449
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,580	11,252
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.250%	12/1/28	11,800	12,491
	Charleston SC Educational Excellence Financing Corp. Revenue
	(Charleston County School District, South Carolina Project)	5.000%	12/1/31	7,000	7,244
	Greenville County SC School District GO	5.000%	12/1/27	6,700	7,122
	Medical University South Carolina Hospital Authority Hospital Facilities Revenue	6.375%	8/15/12 (Prere.)	7,750	8,123
	Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,382
	Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	14,046
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,136
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,619
	Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,897
	Piedmont SC Municipal Power Agency Revenue VRDO	0.110%	11/7/11 LOC	2,800	2,800
	South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,194
	South Carolina Public Service Authority Revenue	5.500%	1/1/38	10,000	10,874
	South Carolina Public Service Authority Revenue	5.250%	1/1/39	6,000	6,420
	South Carolina Transportation Infrastructure Revenue	5.250%	10/1/20 (2)	20,840	22,882
	South Carolina Transportation Infrastructure Revenue	5.250%	10/1/21 (2)	27,170	29,832
	Tobacco Settlement Revenue (Authority of South Carolina Tobacco Settlement)	5.000%	6/1/18	2,435	2,438
	University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	5,916
1	York County SC Rock Hill School District No. 3 GO TOB VRDO	0.140%	11/7/11 (4)	12,375	12,375
					179,492
Tennessee (0.4%)
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.493%	11/1/11 LOC	5,000	5,000
	Metropolitan Government of Nashville & Davidson County TN Health &
	Educational Facilities Board Revenue (Meharry Medical College)	6.000%	12/1/12 (2)	2,335	2,375
	Shelby County TN Health Educational & Housing Facility Board Hospital Revenue
	(Methodist Health System)	5.500%	8/1/12 (ETM)	465	479
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27 (4)	350	369
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	1,895	1,902
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	4,660	4,617
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	5,350	5,260
	Tennessee GO	5.000%	8/1/16	3,250	3,810
	Tennessee GO	5.000%	10/1/16	4,245	4,995
					28,807
Texas (7.7%)
	Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,274
1	Beaumont TX Independent School District School Building GO TOB VRDO	0.170%	11/7/11	6,675	6,675
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,000	1,017
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,297
	Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,156
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/24 (2)	10,000	10,531
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/25 (2)	4,000	4,185
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,263
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	3,125	3,268
	Dallas TX GO	5.000%	2/15/19	15,000	17,871
	Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,377
	Harris County TX GO	0.000%	10/1/15 (14)	17,545	16,606

112

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/31	3,250	3,651
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.150%	11/1/11 (ETM)	1,100	1,100
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,126
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,335
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,254
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,309
Houston TX Utility System Revenue	5.250%	11/15/30	7,500	8,253
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,482
Houston TX Water & Sewer System Revenue	5.500%	12/1/11 (Prere.)	7,000	7,031
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.250%	11/1/40	6,115	5,801
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,513
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,930
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	25
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,310
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,980	5,322
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,090
Lubbock TX Independent School District GO VRDO	0.160%	11/7/11	14,800	14,800
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,061
Montgomery County TX GO	5.125%	3/1/31	4,000	4,340
Montgomery County TX GO	5.250%	3/1/32	5,000	5,490
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,686
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,190
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	13,428
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,484
North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	10,870
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,851
1 North Texas Tollway Authority System Revenue TOB VRDO	0.150%	11/7/11 (13)	15,800	15,800
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,444
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,121
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.172%	10/1/20	5,000	4,951
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,218
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,442
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	10,000	10,129
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/36	7,500	7,548
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.130%	11/7/11	13,335	13,335
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28	3,000	3,277
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/29	2,500	2,773
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/31	1,675	1,829
Texas City TX Industrial Development Corp. Marine Terminal Revenue
(ARCO Pipe Line Co. Project)	7.375%	10/1/20	17,310	21,818
Texas GO	5.750%	8/1/32	10,380	10,417
1 Texas GO TOB PUT	0.200%	12/13/11	25,000	25,000
3 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.610%	9/15/17	4,370	4,184
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	38,076
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	33,009
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	31,028
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,478
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	5,335
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	16,000	17,008
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,131
1 Texas Transportation Commission Revenue TOB VRDO	0.200%	11/7/11	5,000	5,000
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	4,118
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	10,437
				555,158
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,958
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/21	17,395	18,389
				23,347
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	10,089

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,052
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	3,953
				8,005

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (1.0%)
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	10,686
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,583
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	7,500	8,079
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	5,933
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,601
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	18,943
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	10,000	10,877
				69,702
Washington (2.1%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,802
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	11,747
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	10,021
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	8,214
2 Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	10,000	11,388
King County WA Sewer Revenue	5.000%	1/1/39	7,500	7,882
King County WA Sewer Revenue	5.250%	1/1/42	7,500	8,064
King County WA Sewer Revenue	5.750%	1/1/43	7,170	7,923
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,196
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/41	12,845	13,681
Washington GO	6.750%	2/1/15	2,850	3,110
Washington GO	5.000%	2/1/19	5,000	5,965
Washington GO	5.000%	2/1/20	5,000	5,980
Washington GO	5.000%	8/1/20	9,660	11,606
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,167
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,197
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,681
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38	12,000	12,718
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	11/15/41	6,500	6,922
				149,264
West Virginia (0.7%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	6,000	6,030
West Virginia Building Commission Lease Revenue (Jail & Correction Facility Authority Projects)	7.000%	7/1/12 (ETM)	7,840	8,187
West Virginia Economic Development Authority Revenue	5.000%	6/15/28	4,340	4,750
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,557
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,612
West Virginia Hospital Finance Authority Hospital Revenue (United Hospital Center Inc. Project)	5.250%	6/1/41 (2)	16,330	16,232
West Virginia University Revenue	5.000%	10/1/20	1,500	1,739
West Virginia University Revenue	5.000%	10/1/21	1,250	1,450
West Virginia University Revenue	5.000%	10/1/36	5,985	6,405
				53,962
Wisconsin (1.7%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	2,100	2,170
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,533
Wisconsin GO	5.000%	11/1/20	20,000	23,989
Wisconsin GO	6.000%	5/1/36	10,000	11,189
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,044
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	6,935
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,366
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,211
1 Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.) TOB VRDO	0.140%	11/7/11 LOC	10,290	10,290
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,066
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.160%	11/7/11 LOC	21,600	21,600
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	11,849
				124,242
Total Tax-Exempt Municipal Bonds (Cost $6,774,801)				7,086,832

Long-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
4 Vanguard Municipal Cash Management Fund (Cost $144,922)	0.117%	144,922,259	144,922
Total Investments (99.7%) (Cost $6,919,723)			7,231,754
Other Assets and Liabilities (0.3%)
Other Assets			106,583
Liabilities			(87,430)
			19,153
Net Assets (100%)			7,250,907

At October 31, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			7,026,226
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(87,350)
Unrealized Appreciation (Depreciation)			312,031
Net Assets			7,250,907

Investor Shares—Net Assets
Applicable to 98,860,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,100,444
Net Asset Value Per Share—Investor Shares			$11.13

Admiral Shares—Net Assets
Applicable to 552,540,305 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			6,150,463
Net Asset Value Per Share—Admiral Shares			$11.13

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $156,217,000, representing 2.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.2%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,220
Camden AL Industrial Development Board Exempt Facilities Revenue (Weyerhaeuser Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,335
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	4,897
				11,452
Alaska (0.2%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	4,000	4,445
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	6,000	6,741
				11,186
Arizona (1.0%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	5,327
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	5,900	6,096
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.250%	7/1/32	5,950	5,993
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,770
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33	10,175	10,672
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	5.250%	10/1/40	12,500	11,817
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	16,549
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39	2,500	2,597
				64,821
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	2,845	3,088

California (16.8%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,361
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/26	2,500	2,743
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,143
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	5,000	5,865
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	5,000	5,892
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	10,000	11,610
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	30	30
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	85	85
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	3,290	3,305
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	830	834
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	1,670	1,677
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	5,375	5,849
California Economic Recovery Bonds GO	5.000%	7/1/20	5,000	5,721
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	9,519
California GO	5.500%	4/1/18	15,000	17,387
California GO	5.000%	10/1/20	10,000	11,242
California GO	5.000%	11/1/21	13,845	15,419
California GO	5.250%	9/1/22	8,830	10,073
California GO	5.250%	9/1/24	6,500	7,157
California GO	5.000%	9/1/29	4,565	4,730
California GO	6.000%	3/1/33	3,000	3,376
California GO	5.125%	4/1/33	15,000	15,241
California GO	6.500%	4/1/33	34,000	39,644
California GO	4.500%	10/1/36	10,435	9,696
California GO	5.500%	11/1/39	10,000	10,461
California GO	6.000%	11/1/39	5,000	5,567
California GO	5.250%	11/1/40	13,500	13,791
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,681
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,026
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,290
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	5,900	5,814
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,085
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.000%	2/1/30	10,000	10,669
California Infrastructure & Economic Development Bank Revenue
(J. David Gladstone Institutes Project)	5.250%	10/1/34	7,580	7,673
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	3,666
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.450%	2/1/12	38,000	37,998
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,090
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.400%	4/1/25	3,000	3,067
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.000%	7/1/27	6,185	6,189

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,108
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,584
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,908
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,118
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,923
California Public Works Board Lease Revenue (Department of Corrections)	5.500%	6/1/19	7,000	7,395
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	22,469
California State University Revenue Systemwide	5.250%	11/1/34	9,275	9,726
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,598
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/40	11,040	10,792
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	28,052
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	8,000	8,004
Carlsbad CA Assessment District No. 2002-01 Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35	2,710	2,446
Contra Costa County CA Multifamily Housing Revenue
(Pleasant Hill BART Transit Village Apartments Project) VRDO	0.180%	11/7/11 LOC	18,800	18,800
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	9,217
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28 (14)	25,000	24,817
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,345	8,336
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,091
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,639
Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	750	733
Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	2,000	1,864
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,804
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	979
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	978
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	986
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,942
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,963
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,754
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,014
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	6,682
Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue
(Second & Central Apartments) VRDO	0.180%	11/7/11 LOC	26,665	26,665
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	15,806
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24 (4)	11,175	12,288
Los Angeles CA Unified School District COP VRDO	0.120%	11/7/11 LOC	4,040	4,040
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,000	8,627
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	3,750	3,754
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	8,843
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,754
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,968
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	12,391
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	11,674
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,572
Northstar Community Services District California Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/37	10,000	6,857
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,286
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	8,267
Palomar Pomerado Health System California Revenue GO	0.000%	8/1/38 (12)	10,740	7,731
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,574
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,223
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,206
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	1,989
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	1,979
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/38	18,995	16,780
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	11,375
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30 (2)	4,145	4,251
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,124
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,642
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	34,112
San Diego CA Community College District GO	5.250%	8/1/33	5,500	5,992
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	11,891
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	14,933
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	3,816
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,295	22,631
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	29,081
San Francisco CA City & County International Airport Revenue	5.250%	5/1/32	5,000	5,233
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,369

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International Airport Revenue VRDO	0.100%	11/7/11 LOC	10,000	10,000
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/39	2,000	2,041
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	8/1/41	1,500	1,576
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	757
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	5,381
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.070%	11/7/11	15,500	15,500
Santa Margarita CA Water District Community Facilities District No. 99-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	3,000	3,304
Santa Monica CA Community College District GO	0.000%	8/1/24	5,000	2,639
Santa Monica CA Community College District GO	0.000%	8/1/25	5,490	2,717
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,786
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,435
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/20	10,505	11,956
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,526
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	8,690
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,160
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,405
				1,031,985
Colorado (3.0%)
Aurora CO Hospital Revenue (Children’s Hospital Association Project)	5.000%	12/1/40	5,000	4,947
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.180%	11/1/11 LOC	7,000	7,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	4.500%	9/1/38	23,975	21,818
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.750%	1/1/26	1,000	975
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	14,411
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.110%	11/7/11 LOC	5,830	5,830
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,392
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,990
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	2,176	2,166
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/12 (14)	26,795	25,993
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	5,000	4,650
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/14 (14)	8,000	7,083
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,000	4,179
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	3,428
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	12,828
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	6,082
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/27 (14)	36,465	12,884
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	6,521
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	14,200	3,965
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,871
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34	6,000	6,134
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41	11,500	11,686
				186,833
Connecticut (0.2%)
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,331
Connecticut GO	5.000%	12/1/15	1,200	1,388
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,021
				12,740
Delaware (0.0%)
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38	2,480	2,624

District of Columbia (0.6%)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	10,000	10,924
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	1,215	1,294
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,077
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	4,500	4,689
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28	1,500	1,547
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	8,285
				37,816
Florida (6.0%)
Alachua County FL Industrial Development Revenue
(North Florida Retirement Village Inc. Project)	5.625%	11/15/22	5,000	4,514
Beacon Lakes FL Community Development Special Assessment Revenue	6.900%	5/1/35	15,230	15,344
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,378
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,103
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,775
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,492
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,466
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	2,515	2,558

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27	6,000	6,059
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,041
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,433
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	7,230	8,130
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	13,860	14,134
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	7,330	7,616
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	5,470	5,793
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	10,235	10,645
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.190%	11/7/11	8,150	8,150
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,455
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,501
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,711
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,361
Gainsville FL Utility System Revenue VRDO	0.200%	11/1/11	3,380	3,380
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	434
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,400
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,430
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.250%	10/1/34	2,185	2,103
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.140%	11/1/11 LOC	6,800	6,800
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	22,600	22,329
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	19,149
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,170	7,420
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	11,440	11,788
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38 (11)	8,770	8,298
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	8,225
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	4,650	4,692
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	3,596
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.625%	8/1/14	4,000	4,012
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,424
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,341
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,026
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26	1,000	897
Orange County FL Health Facilities Authority Mortgage Revenue
(Orlando Lutheran Towers Inc. Project)	5.000%	7/1/12	900	899
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	25,000	28,280
Orlando FL Special Assessment Revenue (Conroy Road Interchange Project)	5.800%	5/1/26	2,880	2,843
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	1,945	2,297
Palm Beach County FL Airport System Revenue	5.750%	10/1/12 (14)	7,220	7,531
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	7,146
Palm Glades FL Community Development District Revenue	7.250%	8/1/16	2,155	2,051
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	8,700	9,532
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,594
St. Petersburg FL Health Facilities Authority Revenue
(All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	8,000	8,736
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30	2,800	2,801
				367,113
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/20	6,420	7,309
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,220
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,260
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,037
Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,008
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,781
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	16,652
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	6,000	6,052
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,190
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	4,290	4,566
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue
(Canterbury Court Project)	6.125%	2/15/34	2,000	1,796
Georgia GO	5.000%	7/1/15	7,820	8,974

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/15	8,200	9,410
Georgia GO	5.000%	7/1/15	2,400	2,754
Georgia GO	5.000%	7/1/15	2,570	2,949
Georgia GO	5.500%	7/1/15	19,095	22,248
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	4,320	4,374
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	4,060	4,678
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,000	5,443
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	16,204
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/28	7,195	7,040
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,012
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	5,856
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	8,023
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,652
Richmond County GA Development Authority Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,021
				167,509
Guam (0.7%)
Guam Government GO	5.000%	11/15/23	4,500	4,061
Guam Government GO	5.125%	11/15/27	5,000	4,510
Guam Government GO	5.250%	11/15/37	20,400	17,643
Guam Government GO	7.000%	11/15/39	10,000	10,362
Guam Government Waterworks Authority Water & Wastewater System Revenue	6.000%	7/1/25	2,000	2,008
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.875%	7/1/35	5,000	4,940
				43,524
Hawaii (0.8%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,358
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,329
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,305
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	8.000%	11/15/33	8,750	9,102
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,285
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,304
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	6,851
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,279
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,080
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,620
				51,513
Idaho (0.3%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,427
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,556
Idaho Housing & Finance Association Single Family Mortgage Revenue	5.125%	1/1/29	2,435	2,431
				19,414
Illinois (5.8%)
Chicago IL Board of Education GO	5.000%	12/1/31	5,000	5,000
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	9,223
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,818
Chicago IL GO	5.000%	12/1/23	6,970	7,433
Chicago IL GO	5.620%	1/1/26 (14)	2,755	3,027
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,795
Chicago IL GO VRDO	0.150%	11/1/11	3,100	3,100
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,000	7,576
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,446
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,784
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,168
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,554
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,967
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,795
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	7,564
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,274
Chicago IL Park District GO	5.000%	1/1/33	4,500	4,666
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,138
2 Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,584
Chicago IL Wastewater Transmission Revenue VRDO	0.140%	11/1/11 LOC	1,100	1,100
Chicago IL Wastewater Transmission Revenue VRDO	0.180%	11/1/11 LOC	5,100	5,100
Chicago IL Water Revenue	5.250%	11/1/38	15,000	15,460
Cook County IL GO	5.250%	11/15/28	6,000	6,296
Illinois Build Revenue	5.000%	6/15/17	7,000	8,008
Illinois Educational Facilities Authority Revenue (Northwestern University)	5.500%	8/15/14 (Prere.)	500	564
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,898
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,047
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,571
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	22,619
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,257
120

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Navistar International Project)	6.500%	10/15/40	11,400	11,761
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/40	6,000	6,092
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/46	7,500	7,615
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,078
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	11,078
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,445	6,653
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	4,846
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39	10,000	10,652
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	14,673
Illinois Finance Authority Revenue (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,444
3 Illinois Finance Authority Student Housing Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	2,400
Illinois GO	5.000%	1/1/16 (4)	8,000	8,853
Illinois Health Facilities Authority Revenue (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,503
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,089
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,320
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,257
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/42 (14)	10,000	10,012
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,382
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	7,239
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	2.340%	11/7/11 (ETM)	11,535	11,535
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,278
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	15,597
				356,189
Indiana (2.2%)
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.150%	11/7/11 LOC	14,150	14,150
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.100%	11/7/11	12,000	12,000
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	17,535	16,951
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.150%	11/1/11	2,500	2,500
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,833
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	14,491
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	13,500	14,965
Indianapolis IN Local Public Improvement Bond Bank Revenue	6.750%	2/1/14	14,350	15,158
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/30 (4)	2,720	2,900
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,601
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,475
				133,024
Iowa (0.3%)
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	20,932

Kansas (0.1%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,084

Kentucky (0.6%)
Jefferson County KY Health Facilities Revenue (Jewish Hospital HealthCare Services Inc. Project)	5.650%	1/1/17 (2)	8,000	8,018
Jefferson County KY Health Facilities Revenue (Jewish Hospital HealthCare Services Inc. Project)	5.700%	1/1/21 (2)	1,750	1,752
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/17 (14)	7,500	8,240
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	6,185	6,544
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital & St. Mary’s Healthcare Inc. Project)	5.750%	2/1/27	9,400	9,637
				34,191
Louisiana (1.3%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,247
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,885
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	6,050	6,589
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	9,993
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	8,172
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	16,616
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,762
St. John Baptist Parish Louisiana Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	9,400	9,108
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	13,495	13,501
				81,873
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.150%	11/7/11 LOC	13,900	13,900

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (0.8%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,204
Harford County MD GO	5.000%	7/1/15	2,000	2,297
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41	8,110	8,728
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31	4,000	2,475
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,811
Maryland GO	5.000%	11/1/15	6,000	6,952
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,197
Maryland Health & Higher Educational Facilities Authority Revenue
(King Farm Presbyterian Retirement Community)	5.000%	1/1/17	2,655	2,639
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	428
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,008
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,313
				50,052
Massachusetts (3.1%)
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.000%	11/7/11	10,171	10,171
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.340%	11/7/11	13,060	13,060
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,027
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	8,679
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	3,875
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,596
Massachusetts GO	5.000%	8/1/14	11,865	13,211
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,228
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,440	5,715
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,756
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.170%	11/1/11	12,900	12,900
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,059
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College) VRDO	0.170%	11/1/11 LOC	34,000	34,000
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,361
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/15 (14)	7,535	7,651
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	9,000	9,865
2 Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	7,000	7,594
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	16,591
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	6,295	6,651
				192,990
Michigan (2.5%)
Delta County MI Economic Development Corp. Environmental Improvement Revenue
(MeadWestvaco-Escanaba Paper Co. Project)	6.250%	4/15/12 (Prere.)	11,000	11,299
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	6,067
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	14,226
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,302
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	9,579
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	9,740
Michigan GO	5.250%	9/15/26 (4)	12,000	12,895
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	44,500	43,033
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,295
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29	5,190	5,646
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	13,391
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,775	3,339
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,245
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,465
				155,522
Minnesota (0.6%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	7,797
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,521
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	9,072
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	8,250	9,134
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,978
				36,502
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	10,849

Missouri (0.9%)
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,192
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,182

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	9,000	9,047
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	6,500	6,718
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37	5,815	5,994
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	3,010	3,200
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	5,540	5,961
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28 (14)	2,000	2,010
Sugar Creek MO Industrial Development Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	9,671
				52,975
Montana (0.1%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37	3,140	3,321
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.750%	1/1/40	5,500	5,526
				8,847
Nevada (0.4%)
Clark County NV School District GO	5.000%	6/15/25	10,000	10,582
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	7,750	7,772
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	2,550	2,787
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,970	2,966
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,628
				27,735
New Hampshire (0.1%)
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	7,737

New Jersey (6.3%)
New Jersey COP	5.250%	6/15/27	5,000	5,233
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	705	690
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	656
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,065
New Jersey Economic Development Authority Mortgage Revenue
(Presbyterian Home at Montgomery Project)	6.375%	11/1/31	10,000	8,813
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,762
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,625
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.120%	11/1/11 LOC	7,200	7,200
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/29	20,000	19,480
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/31	6,500	6,036
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,563
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	19,892
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,059
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	7,867
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	4,495	5,004
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	2,620	3,020
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,111
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	5,100	5,610
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,111
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,020
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,195
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	10,915
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	6.625%	9/15/12	14,595	14,737
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	7,555
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	4,465	5,145
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,226
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,506
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,064
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,321
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13	905	946
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	27,312
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,378
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/16 (14)	10,000	11,516
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,188
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	7,000	8,017
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	14,000	16,246
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,760
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	14,413
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	6,206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	3,430	1,317
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	21,918
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,548

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.160%	11/7/11 LOC	2,600	2,600
	New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	18,647
	Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	38,500	30,797
	Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	5,000	3,345
					385,635
New Mexico (0.2%)
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	5,575	5,952
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	4,335	4,608
					10,560
New York (10.9%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,179
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/20 (4)	5,000	5,423
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/21 (4)	3,745	4,043
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.750%	5/1/22 (4)	4,500	4,862
	Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	16,500	14,961
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	13,000	13,766
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,000	11,485
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/24	5,000	5,611
	Metropolitan New York Transportation Authority Revenue	5.250%	11/15/20 (14)	6,650	7,694
	Metropolitan New York Transportation Authority Revenue	5.250%	11/15/20 (12)	8,415	9,888
	Metropolitan New York Transportation Authority Revenue	5.250%	11/15/40	10,000	10,484
	Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	11,573
	Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,426
	Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	5,867
	Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,770
	Nassau County NY GO	4.000%	10/1/21	9,400	9,764
	New York City NY GO	5.000%	1/1/25	5,750	6,194
	New York City NY GO	5.000%	11/1/26	15,000	15,724
	New York City NY GO	5.000%	8/1/31	6,000	6,485
	New York City NY GO	5.000%	8/1/32	10,000	10,783
	New York City NY GO VRDO	0.160%	11/1/11 LOC	1,300	1,300
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,269
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	2,443
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/27 (12)	4,195	1,915
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/28 (12)	4,200	1,796
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	8,075	7,864
	New York City NY Industrial Development Agency Special Facility Revenue
	(American Airlines Inc.)	7.750%	8/1/31	31,000	28,676
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,250	3,517
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,500	3,741
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,500	4,771
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,000	4,208
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	5,000	5,582
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,753
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,000	5,396
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,988
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	16,180
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,994
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,720
	New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,294
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,038
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,176
2	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,000	9,331
2	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	2,135	2,436
2	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	2,735	3,037
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	10,726
	New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	9,080
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18	2,500	2,825
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/20	1,000	1,126
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37	8,750	8,891
	New York State Dormitory Authority Revenue
	(North Shore - Long Island Jewish Obligated Group)	0.900%	5/1/18	22,990	21,472

124

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	5,090	5,737
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	10,000	11,828
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	6,051
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	13,400	14,503
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	7,000	7,464
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41	7,250	7,707
New York State Dormitory Authority Revenue (State University Educational Facilities)	7.500%	5/15/13	13,380	14,675
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,296
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	7,000	6,913
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	10/15/35	5,815	6,212
New York State Housing Finance Agency Revenue (Nursing Home & Health Care Project)	5.000%	11/1/11 (14)	4,440	4,440
New York State Housing Finance Agency Revenue (Nursing Home & Health Care Project)	5.100%	11/1/12 (14)	5,590	5,605
1 New York State Housing Finance Agency Revenue (Service Contract) TOB VRDO	0.150%	11/1/11	2,100	2,100
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.250%	11/7/11	10,000	10,000
1 New York State Mortgage Agency Revenue TOB VRDO	0.150%	11/1/11	4,600	4,600
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,694
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagara LP Facility) PUT	5.550%	11/15/13	12,500	12,637
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,178
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,033
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	5,835	6,325
Port Authority of New York & New Jersey Revenue	5.000%	3/15/28	8,600	9,060
2 Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	10,253
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	27,059
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,014
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	13,594
Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Project)	6.000%	12/1/40	1,225	1,232
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.375%	6/1/28	6,105	5,072
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44	4,500	3,602
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	3,500	2,738
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/37	10,500	7,684
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,012
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	20,000	20,007
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	3,000	3,087
				671,939
North Carolina (1.2%)
2 Charlotte NC Airport Revenue	5.000%	7/1/36	3,275	3,252
2 Charlotte NC Airport Revenue	5.000%	7/1/41	3,000	2,993
Charlotte NC GO	5.250%	6/1/14	1,300	1,454
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	2,750	2,764
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	5,250	5,798
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/16	3,000	3,126
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/17	2,000	2,080
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26	5,000	5,309
North Carolina GO	5.000%	4/1/14	10,100	11,166
North Carolina GO	5.500%	3/1/15	2,355	2,714
North Carolina GO	5.000%	6/1/15	3,000	3,434
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38	2,070	2,141
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38	5,125	5,360
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	1,250	1,264
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,697
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.100%	10/1/30	655	569
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.170%	11/7/11 LOC	10,400	10,400
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,665
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	2,826
				71,012

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (2.9%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,248
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/12	11,500	11,650
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13	7,000	7,338
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	14,711
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	4,868
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	42,040	32,282
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	4,085	3,076
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	18,195	13,148
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	0.000%	6/1/37	5,000	3,488
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,005
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,042
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.140%	11/7/11 LOC	7,085	7,085
Columbus OH GO	5.000%	12/15/15	3,210	3,661
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.625%	8/15/32	1,810	1,772
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,279
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/19	4,705	5,485
Ohio GO	4.500%	9/15/22 (14)	2,030	2,162
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	3,195	3,333
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.140%	11/7/11	6,745	6,745
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	12,000	11,738
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	2.000%	11/7/11	900	900
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	5,000	5,943
Scioto County OH Marine Terminal Facilities Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,788
				176,747
Oklahoma (0.5%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,166
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,869
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36	3,225	3,409
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37	2,785	3,012
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37	3,825	4,065
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	5,935	6,549
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38	4,500	4,979
				32,049
Oregon (0.2%)
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	7,319
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.160%	11/7/11	3,900	3,900
				11,219
Pennsylvania (3.9%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,282
Geisinger Health System Authority of Pennsylvania Revenue
(Penn State Geisinger Health System)	5.250%	6/1/39	1,750	1,818
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.125%	12/15/20	1,000	950
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.300%	12/15/26	500	457
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	2,808
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,616
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	4,947
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	6,334
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.110%	11/7/11	5,925	5,925
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,094
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,519
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,104
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.100%	1/3/12	7,000	6,999

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	2,250	2,396
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	11,196
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.110%	11/7/11 LOC	6,800	6,800
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.310%	11/7/11	3,875	3,875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	10,227
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	10,684
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,255
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,130
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,581
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	14,455	14,799
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,343
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.130%	11/1/11	12,635	12,635
Philadelphia PA Industrial Development Authority Airport Revenue (Philadelphia Airport System)	5.400%	7/1/22 (14)	10,000	10,072
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,666
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,127
Philadelphia PA Water & Waste Water Revenue VRDO	0.150%	11/7/11 LOC	13,035	13,035
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.868%	12/1/17	31,705	29,300
Upper St. Clair Township PA GO VRDO	0.240%	11/7/11 (4)	4,155	4,155
				237,129
Puerto Rico (3.0%)
Puerto Rico Aqueduct & Sewer Authority Revenue	6.125%	7/1/24	25,000	27,513
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	5,039
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	5,256
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/39 (3)	2,610	2,539
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/24 (2)	12,245	12,796
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.000%	7/1/46	5,000	4,694
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	23,570	25,786
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	406
Puerto Rico Public Buildings Authority Government Facilities Revenue PUT	5.000%	7/1/12 (2)	33,000	33,681
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	34,000	34,350
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	8,852
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	20,269
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	3,997
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	1,861
				187,039
South Carolina (1.7%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/25	5,000	5,367
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,120	10,710
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/29	14,650	15,446
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,440	1,207
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/32	10,900	11,029
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,328
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,897
Richland County SC Environmental Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,973
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,391
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.500%	5/1/28	1,100	957
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.625%	5/1/42	1,000	818
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.500%	2/1/38 (12)	2,250	2,337
South Carolina Public Service Authority Revenue	5.250%	1/1/34	6,000	6,455
South Carolina Public Service Authority Revenue	5.500%	1/1/38	15,000	16,311
				104,226
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,200

Tennessee (2.1%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.190%	11/1/11 LOC	8,000	8,000
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,839
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/14	25,370	26,722
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	20,495	21,635
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	21,365	21,414
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	5,680	5,730
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	5,000	4,916

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37	7,295	7,675
	Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	9,890	10,223
					128,154
Texas (8.7%)
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	1,130
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	776
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,500	1,525
	Denton TX Independent School District GO VRDO	0.150%	11/7/11	6,250	6,250
	Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,493
	Houston TX Airport System Revenue	5.000%	7/1/18 (14)	5,915	6,648
	Houston TX Airport System Revenue	5.000%	7/1/22	10,000	10,556
	Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,143
	Houston TX Airport System Revenue	5.000%	7/1/24	2,000	2,070
	Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,309
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal E Project)	6.750%	7/1/29	10,000	9,738
	Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	13,683
	Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	12,916
	Love Field Airport Modernization Corp. Texas Special Facilities Revenue
	(Southwest Airlines Co. Project)	5.250%	11/1/40	5,500	5,218
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,201
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	8,935	9,536
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	7,771
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,620
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,985	5,327
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	6,108
	Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	4,875
	Matagorda County TX Navigation District No. 1 Collateralized Revenue
	(Centerpoint Energy Houston Electric LLC Project)	5.600%	3/1/27	7,500	7,734
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,016
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care Centers Inc. Project)	5.625%	2/15/35	3,195	2,911
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue
	(Allied Waste Inc. Project)	5.200%	4/1/18	4,000	4,035
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	21,373
	North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,014
	North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,570
	North Texas Tollway Authority System Revenue	5.625%	1/1/33	10,145	10,609
	North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	29,861
	North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	16,729
	North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,701
	Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,872
	Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	6,840	7,355
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.250%	8/15/28	4,000	4,084
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14	4,130	4,054
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	4,000	3,987
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Statonat Museum Way Project)	8.250%	11/15/44	10,000	10,193
	Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39	4,880	5,180
	Texas GO	5.750%	8/1/31	1,745	1,751
1	Texas GO TOB PUT	0.200%	12/13/11	25,000	25,000
1	Texas GO TOB VRDO	0.150%	11/1/11	21,140	21,140
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.610%	9/15/17	4,370	4,184
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.933%	9/15/17	30,445	29,332
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	8,400	8,689
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	10,131
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,000	15,162
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	261
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	51,157
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,148
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	22,506
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	11,162
	Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	5,335
	Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	10,000	10,630
	Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,131
	University of Texas Permanent University Fund Revenue	5.000%	7/1/15	3,800	4,344
					534,253

128

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/20	11,000	11,628
Utah GO	5.000%	7/1/15	5,000	5,740
				17,368
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	9,145	9,162
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,444
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	1,977
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	5,930
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,858
				22,371
Virginia (1.2%)
1 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	465	596
1 Chesterfield VA Industrial Development Authority Revenue (Brandermill Woods Project)	6.500%	1/1/28	12,319	11,174
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/22	4,000	4,069
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,855
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	4,749
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,362
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	332
Lynchburg VA Industrial Development Authority Healthcare Facilities Revenue (Centra Health Inc.)	5.200%	1/1/18	515	516
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/33	4,500	4,553
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	11,070	10,946
Tobacco Settlement Financing Corp Virginia Revenue	5.000%	6/1/47	4,995	3,048
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,601
Tobacco Settlement Financing Corp. Virginia Revenue	0.000%	6/1/46	9,500	5,711
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	5,000	5,439
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.200%	11/7/11	9,705	9,705
				76,656
Washington (1.8%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,800
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,443
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	19,577
2 Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	8,855	10,091
Port Bellingham WA Industrial Development Corp. Environmental Facilities Revenue
(BP West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,666
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/16	2,000	2,232
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	2,000	2,287
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	5,649
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,514
University of Washington Revenue	5.000%	4/1/33	8,880	9,643
University of Washington Revenue	5.000%	4/1/34	3,275	3,549
Washington GO	5.000%	8/1/14	3,390	3,782
Washington GO	5.000%	7/1/15 (2)	2,425	2,770
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	7,691
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,348
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.130%	11/7/11 LOC	3,635	3,635
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,224
				108,901
West Virginia (0.4%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	15,205	15,282
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,556
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,104
				23,942
Wisconsin (1.4%)
Public Finance Authority of Wisconsin Continuing Care Retirement Community Revenue
(Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	12,000	12,309
Wisconsin GO	6.000%	5/1/27	17,000	19,770
Wisconsin GO	6.250%	5/1/37	20,200	22,966
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,686
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	10,900
Wisconsin Health & Educational Facilities Authority Revenue
(Beaver Dam Community Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,514

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,146
Wisconsin Health & Educational Facilities Authority Revenue (St. Johns Communities Inc.)	7.625%	9/15/39	1,000	1,060
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.160%	11/7/11	3,545	3,545
				84,896
Total Tax-Exempt Municipal Bonds (Cost $5,926,756)				6,087,316

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
4 Vanguard Municipal Cash Management Fund (Cost $93,614)	0.117%		93,613,827	93,614
Total Investments (100.5%) (Cost $6,020,370)				6,180,930
Other Assets and Liabilities (-0.5%)
Other Assets				106,781
Liabilities				(136,072)
				(29,291)
Net Assets (100%)				6,151,639

At October 31, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				6,183,546
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(192,467)
Unrealized Appreciation (Depreciation)				160,560
Net Assets				6,151,639

Investor Shares—Net Assets
Applicable to 127,173,897 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,339,066
Net Asset Value Per Share—Investor Shares				$10.53

Admiral Shares—Net Assets
Applicable to 457,060,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				4,812,573
Net Asset Value Per Share—Admiral Shares				$10.53

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $133,851,000, representing 2.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.
3 Non-income producing security. Security failed to make last scheduled interest payment.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements

This page intentionally left blank.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2011: $164,000
Fiscal Year Ended October 31, 2010: $154,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2011: $3,978,540
Fiscal Year Ended October 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2011: $1,341,750
Fiscal Year Ended October 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2011: $373,830
Fiscal Year Ended October 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2011: $16,000
Fiscal Year Ended October 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2011: $389,830
Fiscal Year Ended October 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number 33-23444, Incorporated by Reference.